UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)           (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2016 is filed herewith.

MainStay VP Absolute Return Multi-Strategy Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount		Value
	Corporate Bonds 10.3% †
	Auto Manufacturers 0.4%
	Fiat Chrysler Automobiles N.V. 5.25%, due 4/15/23		$500,000	$497,250
	Ford Motor Credit Co. LLC 8.00%, due 12/15/16		1,500,000	1,565,895
				2,063,145
	Auto Parts & Equipment 0.9%
	Faurecia
	Series Reg S 3.125%, due 6/15/22	EUR	100,000	112,368
	3.625%, due 6/15/23		850,000	959,497
¤	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		$1,400,000	1,501,500
	Grupo Antolin Dutch B.V. Series Reg S 4.75%, due 4/1/21	EUR	650,000	765,581
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (a)		$400,000	410,000
	ZF North America Capital, Inc. Series Reg S 2.75%, due 4/27/23	EUR	500,000	570,372
				4,319,318
	Banks 0.5%
	Bank of America Corp.
	4.20%, due 8/26/24		$395,000	402,224
	5.625%, due 7/1/20		350,000	393,300
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20		355,000	393,920
	6.75%, due 10/1/37		335,000	400,136
	Morgan Stanley
	5.00%, due 11/24/25		385,000	416,654
	5.50%, due 1/26/20		350,000	390,061
				2,396,295
	Beverages 0.4%
	Constellation Brands, Inc. 7.25%, due 5/15/17		1,700,000	1,797,750

	Building Materials 0.3%
	CEMEX Espana S.A.
	Series Reg S 9.875%, due 4/30/19		1,300,000	1,369,550
	9.875%, due 4/30/19 (a)		200,000	210,700
				1,580,250
	Commercial Services 0.1%
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (a)		600,000	624,000

	Distribution & Wholesale 0.1%
	Alliance Automotive Finance PLC Series Reg S 6.25%, due 12/1/21	EUR	560,000	675,298

	Electric 0.5%
	EDP Finance B.V. Series Reg S 6.00%, due 2/2/18		$1,250,000	1,321,875
	Enel S.p.A. Series Reg S 7.75%, due 9/10/75 (b)	GBP	450,000	696,229
	Engie S.A. Series Reg S 3.875%, due 7/29/49 (b)	EUR	400,000	475,073
				2,493,177
	Electronics 0.6%
	Techem Energy Metering Service GmbH & Co. KG Series Reg S 7.875%, due 10/1/20		1,350,000	1,636,784
	Trionista TopCo GmbH Series Reg S 6.875%, due 4/30/21		1,000,000	1,198,891
				2,835,675
	Entertainment 0.1%
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21		$240,000	247,200

	Food 1.1%
	Agrokor dd Series Reg S 9.125%, due 2/1/20	EUR	1,300,000	1,573,499
	Barry Callebaut Services N.V.
	Series Reg S 5.50%, due 6/15/23		$275,000	286,281
	5.50%, due 6/15/23 (a)		200,000	208,204
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20 (a)		300,000	308,142
	4.875%, due 2/15/25 (a)		350,000	385,581
	R&R Ice Cream PLC Series Reg S 5.50%, due 5/15/20	GBP	1,000,000	1,467,847
	Tesco PLC 2.70%, due 1/5/17 (a)		$350,000	350,319
	Tyson Foods, Inc. 3.95%, due 8/15/24		490,000	522,368
				5,102,241
	Food Services 0.3%
	Aramark Services, Inc.
	5.125%, due 1/15/24		710,000	748,162
	5.75%, due 3/15/20		450,000	464,063
				1,212,225
	Forest Products & Paper 0.1%
	Sappi Papier Holding GmbH Series Reg S 4.00%, due 4/1/23	EUR	600,000	676,254

	Health Care - Products 0.3%
	Boston Scientific Corp. 2.85%, due 5/15/20		$480,000	487,487
	Hologic, Inc. 5.25%, due 7/15/22 (a)		845,000	880,912
				1,368,399
	Health Care - Services 0.5%
	Fresenius Medical Care U.S. Finance II, Inc. 4.75%, due 10/15/24 (a)		700,000	711,375
	HCA, Inc.
	4.75%, due 5/1/23		250,000	254,375
	5.00%, due 3/15/24		500,000	511,563
	5.25%, due 6/15/26		120,000	123,000
	5.875%, due 3/15/22		160,000	173,200
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20		480,000	482,016
				2,255,529
	Home Builders 0.1%
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		250,000	248,437

	Household Products & Wares 0.0%‡
	Jarden Corp. 5.00%, due 11/15/23 (a)		105,000	109,987

	Housewares 0.1%
	Newell Rubbermaid, Inc. 3.15%, due 4/1/21		290,000	297,893

	Internet 0.1%
	United Group B.V. Series Reg S 7.875%, due 11/15/20	EUR	350,000	423,196

	Media 1.5%
	Altice Financing S.A. 7.875%, due 12/15/19 (a)		$305,000	318,725

¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	6.50%, due 4/30/21		1,500,000	1,553,265
	6.625%, due 1/31/22		453,000	476,783
	Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (a)		800,000	820,000
	Numericable-SFR S.A. 4.875%, due 5/15/19 (a)		600,000	597,000
¤	Telenet Finance V Luxembourg SCA Series Reg S 6.25%, due 8/15/22	EUR	1,750,000	2,145,652
	Virgin Media Secured Finance PLC Series Reg S 6.00%, due 4/15/21	GBP	900,000	1,347,561
				7,258,986
	Packaging & Containers 0.7%
¤	Ball Corp. 4.375%, due 12/15/23	EUR	1,500,000	1,824,196
	Crown European Holdings S.A. Series Reg S 4.00%, due 7/15/22		350,000	423,156
	Sealed Air Corp. 4.875%, due 12/1/22 (a)		$1,000,000	1,040,000
				3,287,352
	Pharmaceuticals 0.1%
	AbbVie, Inc. 2.50%, due 5/14/20		480,000	488,675

	Private Equity 0.1%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		240,000	227,760

	Real Estate Investment Trusts 0.2%
	Equinix, Inc.
	5.75%, due 1/1/25		608,000	638,400
	5.875%, due 1/15/26		100,000	105,450
				743,850
	Retail 0.5%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (a)		1,035,000	1,053,112
	AutoNation, Inc. 3.35%, due 1/15/21		400,000	404,481
	Dollar Tree, Inc. 5.75%, due 3/1/23 (a)		180,000	190,800
	Douglas GmbH Series Reg S 6.25%, due 7/15/22	EUR	150,000	182,548
	Dufry Finance SCA 5.50%, due 10/15/20 (a)		$600,000	624,000
				2,454,941
	Telecommunications 0.7%
	Orange S.A.
	Series Reg S 4.00%, due 10/29/49 (b)	EUR	400,000	463,216
	Series Reg S 5.75%, due 10/29/49 (b)	GBP	150,000	214,903
	Play Finance 1 S.A. Series Reg S 6.50%, due 8/1/19	EUR	850,000	1,005,420
	SoftBank Group Corp. Series Reg S 5.25%, due 7/30/27		400,000	459,143
	T-Mobile USA, Inc. 6.375%, due 3/1/25		$235,000	240,581
	Telecom Italia Capital S.A. 6.999%, due 6/4/18		920,000	1,000,500
				3,383,763
	Total Corporate Bonds (Cost $47,447,356)			48,571,596

	Foreign Bonds 5.1%
	Belgium 0.4%
	Ontex Group N.V. Series Reg S 4.75%, due 11/15/21	EUR	785,000	946,400
	Solvay Finance S.A. Series Reg S 5.869%, due 12/29/49 (b)		1,050,000	1,216,758
				2,163,158
	France 2.0%
	Accor S.A. Series Reg S 4.125%, due 6/30/49 (b)		1,100,000	1,243,867
¤	Cerba European Lab S.A.S. Series Reg S 7.00%, due 2/1/20		1,600,000	1,897,878
	Crown European Holdings S.A. Series Reg S 3.375%, due 5/15/25		1,100,000	1,240,738
	Elis S.A. Series Reg S 3.00%, due 4/30/22		800,000	913,734
	La Financiere Atalian S.A.S. Series Reg S 7.25%, due 1/15/20		650,000	791,409
	SMCP S.A.S. Series Reg S 8.875%, due 6/15/20		600,000	721,540
	SPCM S.A. Series Reg S 2.875%, due 6/15/23		675,000	746,960
	Veolia Environnement S.A. Series Reg S 4.85%, due 1/29/49 (b)	GBP	1,200,000	1,765,352
				9,321,478
	Germany 1.1%
	Kirk Beauty One GmbH Series Reg S 8.75%, due 7/15/23	EUR	600,000	710,050
	Schaeffler Holding Finance B.V. Series Reg S 6.875% (6.875% Cash or 7.625% PIK), due 8/15/18 (c)		1,250,000	1,473,082
	Trionista Holdco GmbH Series Reg S 5.00%, due 4/30/20		500,000	583,600
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH Series Reg S 4.00%, due 1/15/25		800,000	928,526
	Vonovia Finance B.V. Series Reg S 4.625%, due 4/8/74 (b)		1,400,000	1,636,869
				5,332,127
	Luxembourg 0.1%
	SIG Combibloc Holdings SCA Series Reg S 7.75%, due 2/15/23		370,000	449,282

	Netherlands 0.3%
	Goodyear Dunlop Tires Europe B.V. Series Reg S 3.75%, due 12/15/23		200,000	236,308
	InterXion Holding N.V. Series Reg S 6.00%, due 7/15/20		900,000	1,075,827
				1,312,135
	Poland 0.1%
	Play Topco S.A. Series Reg S 7.75% (7.75% Cash or 8.50% PIK), due 2/28/20 (c)		417,000	482,689

	Romania 0.2%
	Cable Communications Systems N.V. Series Reg S 7.50%, due 11/1/20		725,000	873,445

	Spain 0.5%
	Campofrio Food Group S.A. Series Reg S 3.375%, due 3/15/22		830,000	964,858

	Iberdrola International B.V. Series Reg S 5.75%, due 2/27/49 (b)		1,000,000	1,216,604
				2,181,462
	Sweden 0.3%
	Verisure Holding AB Series Reg S 6.00%, due 11/1/22		1,040,000	1,256,788

	United Kingdom 0.1%
	Worldpay Finance PLC Series Reg S 3.75%, due 11/15/22		500,000	587,441

	Total Foreign Bonds (Cost $22,572,956)			23,960,005
	U.S. Government & Federal Agencies 6.0%
¤	United States Treasury Bill 1.1%
	(zero coupon), due 2/2/17		$5,000,000	4,977,600

¤	United States Treasury Notes 4.2%
	0.75%, due 1/15/17		20,000,000	20,024,220

¤	United States Treasury Inflation - Indexed Bonds 0.7%
	0.375%, due 7/15/25 (d)		3,196,768	3,266,573

	Total U.S. Government & Federal Agencies (Cost $28,189,150)			28,268,393
	Total Long-Term Bonds (Cost $98,209,462)			100,799,994

		Shares
	Common Stocks 25.8%
	Aerospace & Defense 0.1%
	Spirit AeroSystems Holdings, Inc. Class A (e)(f)	9,000	408,240

	Airlines 0.4%
	Air New Zealand, Ltd.	167,256	330,637
	International Consolidated Airlines Group S.A.	54,466	434,458
	Qantas Airways, Ltd. (e)	121,706	379,706
	SAS AB (e)	146,504	416,868
	Singapore Airlines, Ltd.	1,800	15,251
	SkyWest, Inc. (f)	19,300	385,807
			1,962,727
	Apparel 0.3%
	Carter's, Inc. (f)	900	94,842
	Michael Kors Holdings, Ltd. (e)(f)	7,500	427,200
	Pacific Brands, Ltd.	485,634	383,431
	Puma S.E.	707	156,112
	Ralph Lauren Corp. (f)	1,000	96,260
			1,157,845
	Auto Manufacturers 0.0%‡
	Wabash National Corp. (e)	14,400	190,080

	Auto Parts & Equipment 0.1%
	Autoneum Holding A.G. (e)	594	152,585
¤	Goodyear Tire & Rubber Co. (The) (f)	12,100	399,058
			551,643
	Banks 0.4%
	Banco Santander S.A.	62,684	276,325
	Customers Bancorp, Inc. (e)	11,600	274,108
	First NBC Bank Holding Co. (e)	12,500	257,375
	KeyCorp (f)	25,000	276,000
	SunTrust Banks, Inc. (f)	7,600	274,208
	SVB Financial Group (e)(f)	2,800	285,740
			1,643,756
	Beverages 0.1%
	Coca-Cola Bottling Co. Consolidated	1,800	287,568

	Biotechnology 0.1%
	Acorda Therapeutics, Inc. (e)(f)	2,200	58,190
	Five Prime Therapeutics, Inc. (e)	9,800	398,174
	MacroGenics, Inc. (e)	7,000	131,250
			587,614
	Building Materials 0.7%
	Armstrong World Industries, Inc. (e)	5,600	270,872
	Builders FirstSource, Inc. (e)	11,600	130,732
	Buzzi Unicem S.p.A.	28,986	304,764
	CSR, Ltd.	153,834	389,141
	Fletcher Building, Ltd.	14,213	77,512
	Gibraltar Industries, Inc. (e)	14,000	400,400
	NCI Building Systems, Inc. (e)	12,600	178,920
	Owens Corning (f)	3,300	156,024
	Patrick Industries, Inc. (e)	4,400	199,716
	U.S. Concrete, Inc. (e)	5,900	351,522
	Universal Forest Products, Inc. (f)	3,800	326,116
	USG Corp. (e)(f)	8,100	200,961
	Wienerberger A.G.	8,256	158,579
			3,145,259
	Chemicals 0.5%
	Borregaard ASA	12,600	84,511
	Cabot Corp.	3,900	188,487
	Huntsman Corp.	32,400	430,920
	Koppers Holdings, Inc. (e)	8,500	190,995
	Kraton Performance Polymers, Inc. (e)	11,400	197,220
	Lenzing A.G.	1,987	157,298
	Mosaic Co. (The)	6,600	178,200
	Solvay S.A.	6,681	670,143
	Westlake Chemical Corp.	4,000	185,200
			2,282,974
	Commercial Services 0.8%
	Aaron's, Inc. (f)	7,600	190,760
	Apollo Education Group, Inc. (e)	44,500	365,568
	Avis Budget Group, Inc. (e)(f)	3,600	98,496
	Cross Country Healthcare, Inc. (e)	17,400	202,362
	Hackett Group, Inc. (The)	10,000	151,200
	Heidrick & Struggles International, Inc.	3,200	75,840
	HMS Holdings Corp. (e)(f)	28,400	407,540
	ManpowerGroup, Inc. (f)	5,300	431,526
	Monster Worldwide, Inc. (e)	66,700	217,442
	R.R. Donnelley & Sons Co.	11,600	190,240
	Ramirent OYJ	22,029	144,134
	Robert Half International, Inc. (f)	9,500	442,510
	TrueBlue, Inc. (e)	11,000	287,650
	United Rentals, Inc. (e)	3,000	186,570
	WEX, Inc. (e)(f)	5,100	425,136
			3,816,974
	Computers 0.8%
	Cray, Inc. (e)	9,200	385,572
	EMC Corp.	41,408	1,103,523
	Leidos Holdings, Inc. (f)	8,500	427,720
	SanDisk Corp.	18,700	1,422,696
	Silver Spring Networks, Inc. (e)	1,200	17,700
	Super Micro Computer, Inc. (e)	11,400	388,512
	Teradata Corp. (e)	7,100	186,304
			3,932,027
	Distribution & Wholesale 0.2%
	D'ieteren S.A.	4,242	178,598
	HD Supply Holdings, Inc. (e)	12,800	423,296
	WESCO International, Inc. (e)(f)	7,900	431,893
			1,033,787
	Electric 0.1%
	MDU Resources Group, Inc.	20,900	406,714

	Electrical Components & Equipment 0.2%
	Encore Wire Corp.	7,500	291,975
	Gamesa Corp. Tecnologica S.A.	19,559	386,479
	Insteel Industries, Inc.	12,800	391,296
			1,069,750
	Electronics 0.8%
	Arrow Electronics, Inc. (e)(f)	6,700	431,547
	Austria Technologie & Systemtechnik A.G.	10,275	150,826
	Avnet, Inc. (f)	9,500	420,850
	Checkpoint Systems, Inc. (e)	107,000	1,082,840
	Fingerprint Cards AB Class B (e)	6,779	394,219
	Jabil Circuit, Inc. (f)	22,100	425,867
	Multi-Fineline Electronix, Inc. (e)	6,200	143,902
	Mycronic AB	21,093	190,319
	Plexus Corp. (e)	6,300	248,976
	Sanmina Corp. (e)	8,300	194,054
	TTM Technologies, Inc. (e)	23,000	152,950
			3,836,350
	Energy - Alternate Sources 0.1%
	Vestas Wind Systems A/S	6,001	423,374

	Engineering & Construction 0.5%
	ACS Actividades De Construccion Y Servicios S.A.	2,870	85,531
	Bouygues S.A.	21,357	871,231
	Broadspectrum, Ltd. (e)	70,621	64,149
	Comfort Systems USA, Inc.	11,600	368,532
	Downer EDI, Ltd.	66,223	194,931
	Fomento de Construcciones y Contratas S.A. (e)	43,000	370,985
	Mistras Group, Inc. (e)	1,900	47,063
	Mota-Engil SGPS S.A.	19,789	41,906
	Obrascon Huarte Lain S.A.	36,238	231,288
	Tutor Perini Corp. (e)	1,500	23,310
			2,298,926
	Entertainment 0.1%
	Carmike Cinemas, Inc. (e)	12,060	362,282
	Isle of Capri Casinos, Inc. (e)	11,481	160,734
	Village Roadshow, Ltd.	21,372	84,863
			607,879
	Environmental Controls 0.1%
	Clean Harbors, Inc. (e)	8,700	429,258

	Finance - Credit Card 0.0%‡
	Alliance Data Systems Corp. (e)	400	88,000

	Finance - Investment Banker/Broker 0.2%
	GAIN Capital Holdings, Inc.	26,100	171,216
	INTL. FCStone, Inc. (e)	14,000	374,220
	Investment Technology Group, Inc.	18,000	397,800
	LPL Financial Holdings, Inc.	2,900	71,920
			1,015,156
	Finance - Leasing Companies 0.1%
	AerCap Holdings N.V. (e)	11,000	426,360

	Finance - Mortgage Loan/Banker 0.1%
	CoreLogic, Inc. (e)	12,600	437,220

	Food 0.8%
	Austevoll Seafood ASA	44,765	367,871
	Bellamy's Australia, Ltd.	45,654	361,860
	Cal-Maine Foods, Inc.	800	41,528
	Dean Foods Co. (f)	21,900	379,308
	Flowers Foods, Inc. (f)	22,600	417,196
	John B. Sanfilippo & Son, Inc.	5,300	366,177
	Leroy Seafood Group ASA	2,619	123,754
	Metcash, Ltd. (e)	282,824	377,230
	Pilgrim's Pride Corp. (e)	7,600	193,040
	Salmar ASA	1,204	29,537
	Seaboard Corp. (e)	46	138,138
	SpartanNash Co.	10,600	321,286
	Tyson Foods, Inc. Class A (f)	2,100	139,986
	Wilmar International, Ltd.	152,100	379,164
			3,636,075
	Forest Products & Paper 0.1%
	Altri SGPS S.A.	69,615	303,789
	Stora Enso OYJ Class R	17,966	160,788
			464,577
	Hand & Machine Tools 0.1%
	Kennametal, Inc. (f)	19,300	434,057
	Regal Beloit Corp.	2,100	132,489
			566,546
	Health Care - Products 0.7%
	Accuray, Inc. (e)(f)	69,500	401,710
	Affymetrix, Inc. (e)	84,320	1,181,323
	Cepheid, Inc. (e)	6,000	200,160
	Genomic Health, Inc. (e)(f)	9,300	230,361
	Hill-Rom Holdings, Inc.	6,300	316,890
	Invacare Corp.	10,400	136,968
	Merit Medical Systems, Inc. (e)(f)	21,000	388,290
	Orthofix International N.V. (e)	9,000	373,680
			3,229,382
	Health Care - Services 0.6%
	Centene Corp. (e)(f)	6,700	412,519
	Civitas Solutions, Inc. (e)(f)	7,300	127,239
	LHC Group, Inc. (e)	7,500	266,700
	Magellan Health, Inc. (e)	5,700	387,201
	Molina Healthcare, Inc. (e)	6,000	386,940
	Primary Health Care, Ltd.	130,354	374,711
	Triple-S Management Corp. Class B (e)	15,300	380,358
	WellCare Health Plans, Inc. (e)	4,000	371,000
			2,706,668
	Holding Company - Diversified 0.0%‡
	Schouw & Co.	2,321	144,963

	Home Builders 0.1%
	D.R. Horton, Inc. (f)	14,100	426,243
	YIT Oyj	44,415	251,385
			677,628
	Home Furnishing 0.2%
	American Woodmark Corp. (e)	3,300	246,147
	Harman International Industries, Inc. (f)	3,600	320,544
	La-Z-Boy, Inc.	12,800	342,272
	Whirlpool Corp. (f)	400	72,136
			981,099
	Household Products & Wares 0.4%
	Central Garden & Pet Co. Class A (e)	23,200	377,928
	Henkel A.G. & Co. KGaA	6,763	664,670
	Tumi Holdings, Inc. (e)	26,803	718,857
			1,761,455
	Insurance 0.1%
	AmTrust Financial Services, Inc.	5,900	152,692
	Assured Guaranty, Ltd.	14,300	361,790
			514,482
	Internet 0.8%
	1-800-Flowers.com, Inc. Class A (e)	33,700	265,556
	DHI Group, Inc. (e)(f)	37,700	304,239
	Expedia, Inc.	3,900	420,498
	IAC/InterActiveCorp	9,200	433,136
	LinkedIn Corp. Class A (e)	3,900	445,965
	New Media Investment Group, Inc.	6,100	101,504
	RetailMeNot, Inc. (e)	16,500	132,165
	Rubicon Project, Inc. (The) (e)	21,200	387,536
	Yahoo!, Inc. (e)	30,800	1,133,748
	Yelp, Inc. (e)	9,800	194,824
			3,819,171
	Investment Company 0.2%
	EXOR S.p.A.	20,014	717,379

	Investment Management/Advisory Services 0.0%‡
	Legg Mason, Inc.	500	17,340
	Waddell & Reed Financial, Inc. Class A	3,100	72,974
			90,314
	Iron & Steel 0.3%
	BlueScope Steel, Ltd.	81,740	387,852
	Steel Dynamics, Inc. (f)	18,800	423,188
	United States Steel Corp.	5,500	88,275
	Voestalpine A.G.	13,531	452,746
			1,352,061
	Leisure Time 0.3%
	Ardent Leisure Group	54,380	95,459
	Brunswick Corp.	2,100	100,758
	Kuoni Reisen Holding A.G. Registered (e)	3,234	1,213,317
	Royal Caribbean Cruises, Ltd.	1,200	98,580
			1,508,114
	Lodging 0.1%
	MGM Resorts International (e)(f)	20,400	437,376

	Machinery - Construction & Mining 0.1%
	Danieli & C Officine Meccaniche S.p.A.	14,493	226,759
	Joy Global, Inc.	26,800	430,676
			657,435
	Machinery - Diversified 0.3%
	AGCO Corp. (f)	8,300	412,510
	Briggs & Stratton Corp.	11,100	265,512
	MAN S.E.	3,734	404,157
	Valmet OYJ	6,264	68,997
			1,151,176
	Media 0.7%
	Altice N.V. Class A (e)	12,126	216,079
	Nine Entertainment Co. Holdings, Ltd.	79,638	95,233
	Seven West Media, Ltd.	415,096	327,738
	Southern Cross Media Group, Ltd.	68,665	58,425
	Starz Class A (e)	10,600	279,098
¤	Time Warner Cable, Inc.	9,275	1,897,850
	Time, Inc.	15,500	239,320
			3,113,743
	Metal Fabricate & Hardware 0.1%
	Global Brass & Copper Holdings, Inc.	11,600	289,420
	Granges AB	10,276	89,238
			378,658
	Mining 0.5%
	Boliden AB	5,649	90,390
	Century Aluminum Co. (e)	52,500	370,125
	Coeur Mining, Inc. (e)	34,200	192,204
	Goldcorp, Inc.	20,704	335,887
	Northern Star Resources, Ltd.	40,851	107,408
	OZ Minerals, Ltd.	98,283	378,954
	Regis Resources, Ltd.	199,737	373,585
	Rio Tinto, Ltd.	3,832	125,398
	St. Barbara, Ltd. (e)	246,441	377,819
			2,351,770
	Miscellaneous - Manufacturing 0.4%
	AGFA-Gevaert N.V. (e)	84,025	374,990
	Carlisle Cos., Inc. (f)	4,300	427,850
	Textron, Inc.	11,600	422,936
	Trinity Industries, Inc. (f)	10,300	188,593
	Trinseo S.A. (e)	10,300	379,143
			1,793,512
	Multi-National 0.1%
	Banco Latinoamericano de Comercio Exterior S.A. Class E (f)	11,800	285,796

	Office Equipment/Supplies 0.0%‡
	Xerox Corp.	17,400	194,184

	Oil & Gas 1.3%
	Alon USA Energy, Inc.	25,700	265,224
	Antero Midstream Partners, L.P. (f)	40,100	886,611
	Beach Energy, Ltd.	588,218	295,339
	Cheniere Energy, Inc. (e)(f)	16,100	544,663
	Delek U.S. Holdings, Inc.	18,500	281,940
	EQT GP Holdings, L.P. (f)	34,000	916,980
	Murphy USA, Inc. (e)	2,900	178,205
	Nabors Industries, Ltd.	10,700	98,440
	PBF Energy, Inc. Class A	5,400	179,280
	QEP Resources, Inc. (f)	5,400	76,194
	SM Energy Co. (f)	5,200	97,448
	Suncor Energy, Inc.	28,000	779,796
	Valero Energy Partners, L.P. (f)	18,500	876,160
	VTTI Energy Partners, L.P. (f)	35,200	651,200
			6,127,480
	Oil & Gas Services 0.4%
	McDermott International, Inc. (e)	24,000	98,160
	MRC Global, Inc. (e)	28,300	371,862
	NOW, Inc. (e)	23,000	407,560
	Prosafe S.E.	33,867	19,973
	Superior Energy Services, Inc. (f)	7,300	97,747
	Targa Resources Corp. (f)	32,900	982,394
			1,977,696
	Packaging & Containers 0.1%
	AEP Industries, Inc.	3,700	244,200

	Pharmaceuticals 1.4%
	AmerisourceBergen Corp.	4,900	424,095
	Amphastar Pharmaceuticals, Inc. (e)(f)	26,900	322,800
	Australian Pharmaceutical Industries, Ltd.	183,772	275,402
	Celesio A.G.	15,028	431,784
	Enanta Pharmaceuticals, Inc. (e)	13,700	402,369
	FibroGen, Inc. (e)	19,600	417,284
	Herbalife, Ltd. (e)	6,900	424,764
	Horizon Pharma PLC (e)	48,529	804,125
	Mylan N.V. (e)	13,803	639,769
	Omega Protein Corp. (e)	16,700	282,898
	Phibro Animal Health Corp. Class A (f)	5,300	143,312
	SciClone Pharmaceuticals, Inc. (e)	38,700	425,700
	Sigma Pharmaceuticals, Ltd.	433,446	352,194
	Sucampo Pharmaceuticals, Inc. Class A (e)	37,100	405,503
	Supernus Pharmaceuticals, Inc. (e)	26,700	407,175
	Taro Pharmaceutical Industries, Ltd. (e)(f)	3,000	429,750
			6,588,924
	Pipelines 3.6%
	Buckeye Partners, L.P. (f)	9,200	625,048
	Dominion Midstream Partners, L.P. (e)(f)	30,200	1,019,250
	Energy Transfer Equity, L.P. (f)	101,100	720,843
	Energy Transfer Partners, L.P. (f)	46,000	1,487,640
	Enterprise Products Partners, L.P. (f)	51,700	1,272,854
	EQT Midstream Partners, L.P. (f)	9,600	714,528
	Genesis Energy, L.P. (f)	37,200	1,182,588
	Kinder Morgan, Inc.	24,100	430,426
	Magellan Midstream Partners, L.P. (f)	15,300	1,052,640
	MPLX, L.P. (f)	41,000	1,217,290
	ONEOK, Inc. (f)	25,900	773,374
	Phillips 66 Partners, L.P. (f)	17,200	1,076,548
	Plains All American Pipeline, L.P. (f)	29,700	622,809
	SemGroup Corp. Class A (f)	35,100	786,240
	Shell Midstream Partners, L.P. (f)	31,800	1,164,198
	Sunoco Logistics Partners, L.P. (f)	50,400	1,263,528
	Tesoro Logistics, L.P. (f)	18,900	862,974
	Western Gas Partners, L.P. (f)	18,500	803,085
			17,075,863
	Real Estate Investment Trusts 0.3%
	Rouse Properties, Inc.	74,535	1,369,953

	Retail 1.3%
	Abercrombie & Fitch Co. Class A (f)	11,800	372,172
	Best Buy Co., Inc. (f)	2,800	90,832
	Bilia AB Class A	8,486	190,244
	Brinker International, Inc.	9,100	418,145
	Byggmax Group AB	16,312	149,693
	Carrols Restaurant Group, Inc. (e)(f)	27,400	395,656
	Coach, Inc. (f)	2,200	88,198
	Dick's Sporting Goods, Inc.	2,000	93,500
	Fred's, Inc. Class A	25,900	386,169
	GameStop Corp. Class A	2,900	92,017
	GNC Holdings, Inc. Class A	6,100	193,675
	Harvey Norman Holdings, Ltd.	105,617	380,515
	Liberty Interactive Corp. QVC Group Class A (e)(f)	7,800	196,950
	Movado Group, Inc.	4,000	110,120
	Myer Holdings, Ltd.	174,496	157,168
	Office Depot, Inc. (e)(f)	88,299	626,923
	PVH Corp. (f)	900	89,154
	Rallye S.A.	17,737	307,992
	Regis Corp. (e)	25,200	382,788
	RONA, Inc.	52,722	960,870
	Ruby Tuesday, Inc. (e)	16,200	87,156
	Staples, Inc. (f)	8,700	95,961
	Urban Outfitters, Inc. (e)	13,000	430,170
			6,296,068
	Savings & Loans 0.1%
	EverBank Financial Corp.	3,500	52,815
	Flagstar Bancorp, Inc. (e)	9,800	210,308
	New York Community Bancorp, Inc. (f)	17,900	284,610
			547,733
	Semiconductors 0.8%
	Amkor Technology, Inc. (e)	30,600	180,234
	Cree, Inc. (e)	14,300	416,130
¤	Fairchild Semiconductor International, Inc. (e)	103,521	2,070,420
	ON Semiconductor Corp. (e)(f)	44,500	426,755
	Rovi Corp. (e)	12,600	258,426
	Synaptics, Inc. (e)	5,100	406,674
			3,758,639
	Shipbuilding 0.1%
	Huntington Ingalls Industries, Inc. (f)	3,000	410,820
	Yangzijiang Shipbuilding Holdings, Ltd.	266,900	194,059
			604,879
	Software 0.9%
	Akamai Technologies, Inc. (e)	3,400	188,938
	Allscripts Healthcare Solutions, Inc. (e)	34,400	454,424
	Altium, Ltd.	18,461	83,493
	AVG Technologies N.V. (e)	13,300	275,975
	Citrix Systems, Inc. (e)(f)	5,400	424,332
	GameLoft S.E. (e)	127,938	1,088,943
	Kudelski S.A.	19,366	330,303
	Nuance Communications, Inc. (e)(f)	23,100	431,739
	Quality Systems, Inc.	26,100	397,764
	Rackspace Hosting, Inc. (e)	9,100	196,469
	Silverlake Axis, Ltd.	334,200	153,729
			4,026,109
	Telecommunications 1.3%
	Chorus, Ltd.	72,424	200,739
	Cincinnati Bell, Inc. (e)	29,200	113,004
	EarthLink Holdings Corp.	33,800	191,646
	EchoStar Corp. Class A (e)(f)	9,500	420,755
	Extreme Networks, Inc. (e)	80,800	251,288
	General Communication, Inc. Class A (e)	20,900	382,888
	Gigamon, Inc. (e)	12,100	375,342
	IDT Corp. Class B	12,300	191,757
	Inteliquent, Inc.	19,900	319,395
	Koninklijke KPN N.V.	221,167	926,885
	NeoPhotonics Corp. (e)(f)	27,900	391,716
	Spark New Zealand, Ltd.	154,912	390,824
	T-Mobile U.S., Inc. (e)	15,873	607,936
	Telenor ASA	26,103	422,395
	Telephone & Data Systems, Inc.	6,400	192,576
	United States Cellular Corp. (e)(f)	9,700	443,193
	Vonage Holdings Corp. (e)	84,600	386,622
			6,208,961
	Transportation 0.4%
	Ansaldo STS S.p.A.	26,225	313,036
	Aurizon Holdings, Ltd.	124,459	377,800
	BW LPG, Ltd. (a)	29,422	178,850
	Dfds A/S	10,057	365,514
	Euronav N.V.	25,757	263,516
	Ryder System, Inc.	1,700	110,126
	Ship Finance International, Ltd. (f)	10,800	150,012
			1,758,854
	Trucking & Leasing 0.0%‡
	Greenbrier Cos., Inc. (The)	7,000	193,480

	Total Common Stocks (Cost $111,358,054)		121,351,884

	Notional Amount
Purchased Option 0.0%‡
Purchased Put Option 0.0%‡
Euro-Bobl Strike Price $130.00 Expires 4/22/16, American Style (g)	100	1,707
Total Purchased Option (Cost $29,768)		1,707

	Principal Amount
Short-Term Investments 54.7%
Repurchase Agreements 45.2%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $193,159,198 (Collateralized by United States Treasury and Government Agency securities with rates between 1.25% and 1.875% and maturity dates between 9/18/18 and 10/31/22, with a Principal Amount of $194,165,000 and a Market Value of $197,051,146)	$193,159,037	193,159,037
State Street Bank and Trust Co. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $19,533,261 (Collateralized by a United States Treasury Bill with a rate of 1.625% and a maturity date of 6/30/19, with Principal Amount of $19,440,000 and Market Value of $19,932,085)	19,533,245	19,533,245
Total Repurchase Agreements (Cost $212,692,282)		212,692,282
U.S. Government 9.5%
United States Treasury Bills 9.5%
0.132%, due 5/26/16 (h)	36,020,000	36,012,688
0.191%, due 6/16/16 (h)	8,900,000	8,896,422
Total U.S. Government (Cost $44,896,190)		44,909,110
Total Short-Term Investments (Cost $257,588,472)		257,601,392
Total Investments, Before Investments Sold Short (Cost $467,185,756) (j)	101.9%	479,754,977

		Shares
	Investments Sold Short (17.7%)
	Common Stocks Sold Short (15.4%)
	Aerospace & Defense (0.4%)
	Aerovironment, Inc. (e)	(13,500)	(382,320)
	B/e Aerospace, Inc.	(9,000)	(415,080)
	Rockwell Collins, Inc.	(1,300)	(119,873)
	TransDigm Group, Inc. (e)	(1,900)	(418,646)
	Triumph Group, Inc.	(13,800)	(434,424)
			(1,770,343)
	Airlines (0.1%)
	Copa Holdings S.A. Class A	(6,300)	(426,825)
	Spirit Airlines, Inc. (e)	(800)	(38,384)
			(465,209)
	Apparel (0.1%)
	Iconix Brand Group, Inc. (e)	(21,100)	(169,855)
	Sequential Brands Group, Inc. (e)	(25,300)	(161,667)
			(331,522)
	Auto Manufacturers (0.1%)
	Navistar International Corp. (e)	(27,200)	(340,544)

	Auto Parts & Equipment (0.1%)
	Allison Transmission Holdings, Inc.	(15,800)	(426,284)
	ARB Corp., Ltd.	(12,984)	(149,691)
			(575,975)
	Banks (0.4%)
	Banco Popular Espanol S.A.	(148,310)	(385,959)
	BOK Financial Corp.	(4,900)	(267,638)
	First Financial Bankshares, Inc.	(2,500)	(73,950)
	First Horizon National Corp.	(17,100)	(224,010)
	M&T Bank Corp.	(2,500)	(277,500)
	Park National Corp.	(2,800)	(252,000)
	Westamerica Bancorp.	(5,800)	(282,518)
			(1,763,575)
	Beverages (0.1%)
	Brown-Forman Corp. Class B	(300)	(29,541)
	Monster Beverage Corp. (e)	(3,200)	(426,816)
			(456,357)
	Biotechnology (0.3%)
	Advaxis, Inc. (e)	(7,000)	(63,210)
	Aratana Therapeutics, Inc. (e)	(4,600)	(25,392)
	Atara Biotherapeutics, Inc. (e)	(5,500)	(104,665)
	Basilea Pharmaceutica A.G. Registered (e)	(1,337)	(94,204)
	Bavarian Nordic A/S (e)	(2,508)	(93,832)
	Esperion Therapeutics, Inc. (e)	(2,900)	(49,039)
	Evolva Holding S.A. (e)	(255,842)	(196,894)
	Genmab A/S (e)	(725)	(100,471)
	Idera Pharmaceuticals, Inc. (e)	(23,600)	(46,728)
	Innoviva, Inc.	(7,400)	(93,166)
	Insmed, Inc. (e)	(5,400)	(68,418)
	Karyopharm Therapeutics, Inc. (e)	(5,000)	(44,600)
	Loxo Oncology, Inc. (e)	(3,700)	(101,158)
	Mesoblast, Ltd. (e)	(46,391)	(91,392)
	Omeros Corp. (e)	(6,400)	(98,176)
	Organovo Holdings, Inc. (e)	(15,700)	(34,069)
	Otonomy, Inc. (e)	(4,600)	(68,632)
	OvaScience, Inc. (e)	(5,000)	(47,450)
	Paratek Pharmaceuticals, Inc. (e)	(3,300)	(50,061)
	Versartis, Inc. (e)	(5,000)	(40,100)
			(1,511,657)
	Building Materials (0.3%)
	AAON, Inc.	(1,200)	(33,600)
	AFG Arbonia-Forster Holding A.G. Registered (e)	(3,783)	(44,654)
	Caesarstone Sdot-Yam, Ltd. (e)	(10,900)	(374,415)
	Fortune Brands Home & Security, Inc.	(2,200)	(123,288)
	James Hardie Industries PLC	(27,844)	(381,201)
	Trex Co., Inc. (e)	(8,000)	(383,440)
			(1,340,598)
	Chemicals (0.4%)
	FMC Corp.	(10,200)	(411,774)
	Novozymes A/S Class B	(9,516)	(427,810)
	Nufarm, Ltd.	(48,800)	(280,557)
	Olin Corp.	(13,100)	(227,547)
	Syngenta A.G. Registered	(1,019)	(423,899)
	Tronox, Ltd. Class A	(34,900)	(223,011)
			(1,994,598)
	Coal (0.1%)
	Whitehaven Coal, Ltd. (e)	(475,775)	(238,882)

	Commercial Services (0.9%)
	Applus Services S.A.	(12,183)	(108,132)
	Ezion Holdings, Ltd.	(856,400)	(362,168)
	HealthEquity, Inc. (e)	(16,500)	(407,055)
	InvoCare, Ltd.	(25,396)	(244,704)
	IPH, Ltd.	(25,853)	(129,409)
	LifeLock, Inc. (e)	(32,200)	(388,654)
	Macquarie Infrastructure Corp.	(6,500)	(438,360)
	Monro Muffler Brake, Inc.	(5,300)	(378,791)
	Qube Holdings, Ltd.	(159,916)	(289,297)
	Recall Holdings, Ltd.	(28,883)	(166,052)
	Team, Inc. (e)	(6,500)	(197,470)
	Transurban Group	(43,991)	(382,737)
	Verisk Analytics, Inc. (e)	(5,400)	(431,568)
	Weight Watchers International, Inc. (e)	(13,700)	(199,061)
			(4,123,458)
	Computers (0.2%)
	3D Systems Corp. (e)	(27,800)	(430,066)
	Arcam AB (e)	(13,342)	(288,427)
	Stratasys, Ltd. (e)	(7,900)	(204,768)
			(923,261)
	Cosmetics & Personal Care (0.1%)
	Coty, Inc. Class A	(14,200)	(395,186)

	Distribution & Wholesale (0.1%)
	Fastenal Co.	(8,600)	(421,400)

	Diversified Financial Services (0.0%)‡
	Julius Baer Group, Ltd. (e)	(4,181)	(179,580)

	Electric (0.1%)
	Red Electrica Corp. S.A.	(4,712)	(409,104)

	Electrical Components & Equipment (0.0%)‡
	Daetwyler Holding A.G.	(92)	(13,711)

	Electronics (0.4%)
	Allegion PLC	(1,200)	(76,452)
	FARO Technologies, Inc. (e)	(100)	(3,221)
	FLIR Systems, Inc.	(12,600)	(415,170)
	Garmin, Ltd.	(10,700)	(427,572)
	Knowles Corp. (e)	(14,700)	(193,746)
	National Instruments Corp.	(14,100)	(424,551)
	TASER International, Inc. (e)	(10,400)	(204,152)
	Trimble Navigation, Ltd. (e)	(10,300)	(255,440)
			(2,000,304)
	Energy - Alternate Sources (0.1%)
	Clean Energy Fuels Corp. (e)	(59,600)	(174,628)
	Pattern Energy Group, Inc.	(19,700)	(375,679)
	Plug Power, Inc. (e)	(59,600)	(122,180)
			(672,487)
	Engineering & Construction (0.4%)
	Argan, Inc.	(10,600)	(372,696)
	Chicago Bridge & Iron Co. N.V.	(6,600)	(241,494)
	Exponent, Inc.	(1,600)	(81,616)
	Sacyr S.A.	(113,708)	(219,572)
	SBA Communications Corp. Class A (e)	(4,300)	(430,731)
	Singapore Technologies Engineering, Ltd.	(161,800)	(387,739)
	Sydney Airport	(74,154)	(380,278)
			(2,114,126)
	Entertainment (0.1%)
	DreamWorks Animation SKG, Inc. Class A (e)	(3,300)	(82,335)
	Lions Gate Entertainment Corp.	(13,200)	(288,420)
	Scientific Games Corp. Class A (e)	(19,400)	(182,942)
			(553,697)
	Environmental Controls (0.1%)
	SIIC Environment Holdings, Ltd. (e)	(252,200)	(128,172)
	Stericycle, Inc. (e)	(2,300)	(290,237)
			(418,409)
	Finance - Auto Loans (0.1%)
	Credit Acceptance Corp. (e)	(1,300)	(236,015)

	Finance - Consumer Loans (0.2%)
	Navient Corp.	(35,400)	(423,738)
	Nelnet, Inc. Class A	(9,500)	(374,015)
			(797,753)
	Finance - Investment Banker/Broker (0.0%)‡
	Interactive Brokers Group, Inc. Class A	(1,800)	(70,776)

	Finance - Leasing Companies (0.1%)
	Aircastle, Ltd.	(17,300)	(384,752)

	Finance - Mortgage Loan/Banker (0.1%)
	Arlington Asset Investment Corp. Class A	(17,800)	(223,034)
	Nationstar Mortgage Holdings, Inc. (e)	(21,300)	(210,870)
			(433,904)
	Finance - Other Services (0.2%)
	CBOE Holdings, Inc.	(6,000)	(391,980)
	WageWorks, Inc. (e)	(7,600)	(384,636)
			(776,616)
	Food (0.5%)
	Barry Callebaut A.G. Registered (e)	(397)	(431,454)
	Chefs' Warehouse, Inc. (The) (e)	(19,200)	(389,568)
▪	Chocoladefabriken Lindt & Sprungli A.G.	(71)	(440,081)
▪	Chocoladefabriken Lindt & Sprungli A.G. Registered	(4)	(299,475)
	GrainCorp, Ltd. Class A	(33,694)	(194,744)
	Tootsie Roll Industries, Inc.	(11,124)	(388,673)
	Woolworths, Ltd.	(22,064)	(373,781)
			(2,517,776)
	Forest Products & Paper (0.1%)
	Deltic Timber Corp.	(6,300)	(378,945)

	Health Care - Products (0.7%)
	Accelerate Diagnostics, Inc. (e)	(7,400)	(106,338)
	Bio-Techne Corp.	(800)	(75,616)
	Cerus Corp. (e)	(64,300)	(381,299)
	Endologix, Inc. (e)	(34,800)	(290,928)
	GenMark Diagnostics, Inc. (e)	(17,400)	(91,698)
	Henry Schein, Inc. (e)	(2,300)	(397,049)
	Intuitive Surgical, Inc. (e)	(400)	(240,420)
	Nevro Corp. (e)	(3,400)	(191,284)
	Patterson Cos., Inc.	(9,400)	(437,382)
	QIAGEN N.V. (e)	(1,400)	(31,276)
	Rockwell Medical, Inc. (e)	(23,000)	(172,730)
	TransEnterix, Inc. (e)	(53,500)	(227,375)
	Zimmer Biomet Holdings, Inc.	(3,900)	(415,857)
			(3,059,252)
	Health Care - Services (0.7%)
	AAC Holdings, Inc. (e)	(20,200)	(399,758)
	Acadia Healthcare Co., Inc. (e)	(7,900)	(435,369)
	Adeptus Health, Inc. Class A (e)	(7,300)	(405,442)
	Brookdale Senior Living, Inc. (e)	(22,800)	(362,064)
	Capital Senior Living Corp. (e)	(2,100)	(38,892)
	Community Health Systems, Inc. (e)	(4,200)	(77,742)
	Envision Healthcare Holdings, Inc. (e)	(19,400)	(395,760)
	Healthscope, Ltd.	(189,063)	(385,504)
	Laboratory Corporation of America Holdings (e)	(3,300)	(386,529)
	MEDNAX, Inc. (e)	(6,500)	(420,030)
	Raffles Medical Group, Ltd.	(47,900)	(160,277)
			(3,467,367)
	Home Builders (0.1%)
	LGI Homes, Inc. (e)	(8,000)	(193,680)
	William Lyon Homes Class A (e)	(27,600)	(399,924)
			(593,604)
	Household Products & Wares (0.1%)
	OSIM International, Ltd.	(290,700)	(295,477)

	Housewares (0.1%)
	Newell Rubbermaid, Inc.	(5,900)	(261,311)
	Toro Co. (The)	(900)	(77,508)
			(338,819)
	Insurance (0.4%)
	Ambac Financial Group, Inc. (e)	(23,700)	(374,460)
	Gjensidige Forsikring ASA	(9,298)	(158,550)
	Greenlight Capital Re, Ltd. Class A (e)	(17,400)	(379,146)
	MBIA, Inc. (e)	(43,200)	(382,320)
	ProAssurance Corp.	(7,700)	(389,620)
	Tryg A/S	(21,537)	(418,012)
			(2,102,108)
	Internet (0.7%)
	Box, Inc. Class A (e)	(30,000)	(367,800)
	Chegg, Inc. (e)	(70,000)	(312,200)
	FireEye, Inc. (e)	(10,600)	(190,694)
	GrubHub, Inc. (e)	(16,100)	(404,593)
	Quotient Technology, Inc. (e)	(9,100)	(96,460)
	SEEK, Ltd.	(31,531)	(391,072)
	Splunk, Inc. (e)	(9,000)	(440,370)
	TripAdvisor, Inc. (e)	(6,500)	(432,250)
	TrueCar, Inc. (e)	(57,100)	(319,189)
	Wayfair, Inc. Class A (e)	(1,300)	(56,186)
	Wix.com, Ltd. (e)	(18,900)	(383,103)
			(3,393,917)
	Investment Company (0.0%)‡
	Investment AB Kinnevik Class B	(3,440)	(97,587)

	Iron & Steel (0.2%)
	Acerinox S.A.	(16,694)	(193,380)
	Cliffs Natural Resources, Inc. (e)	(133,400)	(400,200)
	Outokumpu OYJ (e)	(70,285)	(274,162)
			(867,742)
	Leisure Time (0.1%)
	Corporate Travel Management, Ltd.	(22,783)	(234,196)
	Harley-Davidson, Inc.	(5,400)	(277,182)
			(511,378)
	Lodging (0.3%)
	Belmond, Ltd. Class A (e)	(14,600)	(138,554)
	Choice Hotels International, Inc.	(2,900)	(156,745)
	Crown Resorts, Ltd.	(25,454)	(243,117)
	Diamond Resorts International, Inc. (e)	(4,800)	(116,640)
	La Quinta Holdings, Inc. (e)	(31,000)	(387,500)
	Wynn Resorts, Ltd.	(4,400)	(411,092)
			(1,453,648)
	Machinery - Construction & Mining (0.1%)
	Outotec OYJ	(100,445)	(379,235)

	Machinery - Diversified (0.4%)
	Cognex Corp.	(11,100)	(432,345)
	FLSmidth & Co. A/S	(9,167)	(384,262)
	Graco, Inc.	(400)	(33,584)
	Lindsay Corp.	(4,800)	(343,728)
	Manitowoc Co., Inc. (The)	(20,000)	(86,600)
	Power Solutions International, Inc. (e)	(8,300)	(114,540)
	Zebra Technologies Corp. Class A (e)	(6,200)	(427,800)
			(1,822,859)
	Media (0.1%)
	Liberty Broadband Corp. Class A (e)	(3,700)	(215,192)
	Liberty Broadband Corp. Class C (e)	(2,800)	(162,260)
	Promotora de Informaciones S.A. Class A (e)	(26,184)	(172,809)
	Singapore Press Holdings, Ltd.	(13,100)	(38,877)
			(589,138)
	Metal Fabricate & Hardware (0.1%)
	RBC Bearings, Inc. (e)	(2,500)	(183,150)
	Valmont Industries, Inc.	(3,400)	(421,056)
			(604,206)
	Mining (0.4%)
	Compass Minerals International, Inc.	(5,900)	(418,074)
	Ferroglobe PLC	(43,700)	(384,997)
	Independence Group NL	(175,655)	(381,055)
	Nyrstar N.V. (e)	(158,659)	(122,585)
	Royal Gold, Inc.	(8,500)	(435,965)
	Sandfire Resources NL	(15,367)	(67,262)
	Syrah Resources, Ltd. (e)	(63,374)	(197,232)
	U.S. Silica Holdings, Inc.	(2,500)	(56,800)
			(2,063,970)
	Miscellaneous - Manufacturing (0.3%)
	Ansell, Ltd.	(28,033)	(371,540)
	AptarGroup, Inc.	(1,900)	(148,979)
	Orica, Ltd.	(8,850)	(104,269)
	Proto Labs, Inc. (e)	(3,300)	(254,397)
	Raven Industries, Inc.	(21,800)	(349,236)
			(1,228,421)
	Oil & Gas (0.3%)
	Antero Resources Corp. (e)	(2,100)	(52,227)
	Atwood Oceanics, Inc.	(5,400)	(49,518)
	Cabot Oil & Gas Corp.	(2,100)	(47,691)
	Caltex Australia, Ltd.	(3,472)	(90,543)
	Cimarex Energy Co.	(500)	(48,635)
	Concho Resources, Inc. (e)	(400)	(40,416)
	Continental Resources, Inc. (e)	(900)	(27,324)
	Diamond Offshore Drilling, Inc.	(2,100)	(45,633)
	Diamondback Energy, Inc. (e)	(500)	(38,590)
	DNO ASA (e)	(143,033)	(110,196)
	EQT Corp.	(800)	(53,808)
	Fairmount Santrol Holdings, Inc. (e)	(18,400)	(46,184)
	Gulfport Energy Corp. (e)	(1,700)	(48,178)
	Kosmos Energy, Ltd. (e)	(9,500)	(55,290)
	Laredo Petroleum, Inc. (e)	(6,000)	(47,580)
	Liquefied Natural Gas, Ltd. (e)	(201,536)	(81,878)
	Oil Search, Ltd.	(54,626)	(283,065)
	Pioneer Natural Resources Co.	(300)	(42,222)
	Range Resources Corp.	(1,400)	(45,332)
	Rice Energy, Inc. (e)	(3,600)	(50,256)
	RSP Permian, Inc. (e)	(1,700)	(49,368)
			(1,353,934)
	Oil & Gas Services (0.1%)
	Flotek Industries, Inc. (e)	(17,000)	(124,610)
	Frank's International N.V.	(2,900)	(47,792)
	Petroleum Geo-Services ASA	(40,969)	(114,569)
	Schoeller-Bleckmann Oilfield Equipment A.G.	(6,264)	(381,409)
	SEACOR Holdings, Inc. (e)	(400)	(21,780)
			(690,160)
	Pharmaceuticals (0.7%)
	Aerie Pharmaceuticals, Inc. (e)	(4,600)	(55,936)
	Amicus Therapeutics, Inc. (e)	(12,100)	(102,245)
	Cempra, Inc. (e)	(6,200)	(108,624)
	Clovis Oncology, Inc. (e)	(5,000)	(96,000)
	Cosmo Pharmaceuticals S.A. (e)	(405)	(64,401)
▪	DexCom, Inc. (e)	(7,000)	(475,370)
	Flexion Therapeutics, Inc. (e)	(4,600)	(42,320)
	Greencross, Ltd.	(66,759)	(383,294)
	Heron Therapeutics, Inc. (e)	(5,700)	(108,243)
	Intra-Cellular Therapies, Inc. (e)	(3,000)	(83,400)
	Mirati Therapeutics, Inc. (e)	(4,100)	(87,740)
	Natural Grocers by Vitamin Cottage, Inc. (e)	(2,200)	(46,794)
	Northwest Biotherapeutics, Inc. (e)	(18,600)	(27,156)
	Ocular Therapeutix, Inc. (e)	(5,000)	(48,300)
	Premier, Inc. Class A (e)	(13,000)	(433,680)
	Radius Health, Inc. (e)	(3,100)	(97,464)
	Relypsa, Inc. (e)	(7,200)	(97,560)
	Revance Therapeutics, Inc. (e)	(5,000)	(87,300)
	Santhera Pharmaceutical Holding A.G. Registered (e)	(1,346)	(97,988)
	Sarepta Therapeutics, Inc. (e)	(5,200)	(101,504)
	TG Therapeutics, Inc. (e)	(10,400)	(88,608)
	TherapeuticsMD, Inc. (e)	(14,900)	(95,360)
	VCA, Inc. (e)	(7,500)	(432,675)
	Vital Therapies, Inc. (e)	(3,700)	(33,559)
			(3,295,521)
	Pipelines (0.0%)‡
	APA Group	(13,828)	(93,385)

	Real Estate (0.0%)‡
	REA Group, Ltd.	(2,379)	(98,530)

	Retail (0.7%)
	BMC Stock Holdings, Inc. (e)	(4,900)	(81,438)
	CarMax, Inc. (e)	(8,500)	(434,350)
	Conn's, Inc. (e)	(11,900)	(148,274)
	Container Store Group, Inc. (The) (e)	(7,700)	(45,199)
	Dollar Tree, Inc. (e)	(5,100)	(420,546)
	Dunkin' Brands Group, Inc.	(3,400)	(160,378)
	El Pollo Loco Holdings, Inc. (e)	(10,100)	(134,734)
	Five Below, Inc. (e)	(9,000)	(372,060)
	Habit Restaurants, Inc. (The) Class A (e)	(20,500)	(381,915)
	Hennes & Mauritz AB Class B	(5,073)	(169,157)
	MarineMax, Inc. (e)	(10,700)	(208,329)
	Sears Holdings Corp. (e)	(24,500)	(375,095)
	Shake Shack, Inc. Class A (e)	(11,300)	(421,716)
	Zoe's Kitchen, Inc. (e)	(4,300)	(167,657)
			(3,520,848)
	Semiconductors (0.1%)
	IPG Photonics Corp. (e)	(4,400)	(422,752)
	Nordic Semiconductor ASA (e)	(22,770)	(126,801)
			(549,553)
	Shipbuilding (0.0%)‡
	Vard Holdings, Ltd. (e)	(346,600)	(50,916)

	Software (1.2%)
	2U, Inc. (e)	(9,900)	(223,740)
	Actua Corp. (e)	(24,000)	(217,200)
	Autodesk, Inc. (e)	(6,400)	(373,184)
	Benefitfocus, Inc. (e)	(6,100)	(203,435)
	Castlight Health, Inc. Class B (e)	(83,200)	(277,056)
	CyberArk Software, Ltd. (e)	(9,100)	(387,933)
	Hortonworks, Inc. (e)	(36,300)	(410,190)
	inContact, Inc. (e)	(20,500)	(182,245)
	Inovalon Holdings, Inc. Class A (e)	(1,300)	(24,076)
	MobileIron, Inc. (e)	(34,000)	(153,680)
	NetSuite, Inc. (e)	(6,300)	(431,487)
	New Relic, Inc. (e)	(13,600)	(354,688)
	OPOWER, Inc. (e)	(36,900)	(251,289)
	pdvWireless, Inc. (e)	(2,100)	(72,114)
	ServiceNow, Inc. (e)	(5,400)	(330,372)
	SimCorp A/S	(7,180)	(331,342)
	SS&C Technologies Holding, Inc.	(6,800)	(431,256)
	TubeMogul, Inc. (e)	(25,300)	(327,382)
	Workday, Inc. Class A (e)	(5,800)	(445,672)
			(5,428,341)
	Storage & Warehousing (0.0%)‡
	Mobile Mini, Inc.	(3,400)	(112,268)

	Telecommunications (1.0%)
▪	Arista Networks, Inc. (e)	(7,100)	(448,010)
	CommScope Holding Co., Inc. (e)	(15,800)	(441,136)
	Globalstar, Inc. (e)	(126,700)	(186,249)
	Loral Space & Communications, Inc. (e)	(9,700)	(340,761)
	Oclaro, Inc. (e)	(74,100)	(400,140)
	ORBCOMM, Inc. (e)	(41,400)	(419,382)
	Palo Alto Networks, Inc. (e)	(2,700)	(440,478)
	StarHub, Ltd.	(83,700)	(208,031)
	TDC A/S	(86,469)	(423,201)
	Tele2 AB Class B	(46,555)	(431,816)
	TPG Telecom, Ltd.	(43,262)	(376,063)
	Ubiquiti Networks, Inc. (e)	(10,200)	(339,354)
	West Corp.	(15,700)	(358,274)
			(4,812,895)
	Transportation (0.2%)
	CAI International, Inc. (e)	(5,400)	(52,164)
	Construcciones y Auxiliar De Ferrocarriles S.A.	(41)	(13,087)
	Dorian LPG, Ltd. (e)	(4,500)	(42,300)
	GasLog, Ltd.	(4,900)	(47,726)
	Golden Ocean Group, Ltd. (e)	(71,800)	(49,901)
	Panalpina Welttransport Holding A.G. Registered	(985)	(110,019)
	Scorpio Bulkers, Inc. (e)	(22,500)	(73,800)
	Tidewater, Inc.	(5,000)	(34,150)
	Torm A/S (e)	(9,934)	(127,427)
	XPO Logistics, Inc. (e)	(5,900)	(181,130)
			(731,704)
	Trucking & Leasing (0.1%)
	Textainer Group Holdings, Ltd.	(27,900)	(414,036)
	Total Common Stocks Sold Short (Cost $66,431,191)		(72,631,339)

	Exchange-Traded Funds Sold Short (2.3%) (i)
▪	S&P 500 Index - SPDR Trust Series 1	(10,900)	(2,240,604)
▪	United States Oil Fund, L.P.	(855,500)	(8,298,350)
	Total Exchange-Traded Funds Sold Short (Cost $9,748,092)		(10,538,954)
	Total Investments Sold Short (Proceeds $76,179,283)	(17.7)%	(83,170,293)
	Total Investments, Net of Investments Sold Short (Cost $391,006,473)	84.2	396,584,684
	Other Assets, Less Liabilities	15.8	74,265,223
	Net Assets	100.0%	$470,849,907

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
▪	Among the Portfolio’s 5 largest short positions as of March 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(c)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Delayed delivery security.
(e)	Non-income producing security.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(g)	As of March 31, 2016, cash in the amount of $162,658 was on deposit with a broker for futures transactions and options on futures transactions.
(h)	Interest rate shown represents yield to maturity.
(i)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(j)	As of March 31, 2016, cost was $467,185,756 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$13,962,560
Gross unrealized depreciation	(1,393,339)
Net unrealized appreciation	$12,569,221

As of March 31, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	4/22/16	Societe Generale	EUR	164,770	$184,139	$3,454

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	6/17/16	Societe Generale	CAD	2,140,000	1,604,676	(43,169)
Euro vs. U.S. Dollar	4/22/16	Societe Generale	EUR	33,199,420	37,609,292	(188,843)
Euro vs. U.S. Dollar	6/17/16	Societe Generale		6,840,000	7,607,167	(193,677)
Pound Sterling vs. U.S. Dollar	4/22/16	Societe Generale	GBP	3,901,600	5,640,544	36,571
Swiss Franc vs. U.S. Dollar	6/17/16	Societe Generale	CHF	80,000	83,258	(214)
Swiss Franc vs. U.S. Dollar	6/17/16	UBS A.G.		900,000	913,349	(25,709)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(411,587)

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro-Bund	(10)	June 2016	$(1,858,418)	$(3,486)
Euro-Bobl	(100)	June 2016	(14,917,866)	55,005
			$(16,776,284)	$51,519

1. As of March 31, 2016, cash in the amount of $162,658 was on deposit with a broker for futures transactions and options on futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

As of March 31, 2016, the Portfolio held the following centrally cleared interest rate swap agreements[1]:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$21,800,000	USD	1/22/2017	Fixed 0.870%	3-Month USD-LIBOR	$—	$(14,411)	$(14,411)
24,250,000	USD	2/25/2018	Fixed 8.000%	3-Month USD-LIBOR	—	20,230	20,230
7,000,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	—	145,640	145,640
6,775,000	USD	2/25/2026	3-Month USD-LIBOR	Fixed 8.000%	—	(535,149)	(535,149)
					$—	$(383,690)	$(383,690)

As of March 31, 2016, the Portfolio held the following open centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit iTraxx Europe Series 24	12/20/2020	Buy	EUR	3,200	(1.00)%	$4,068	$(28,902)	$(32,970)
Markit iTraxx Europe Series 24	12/20/2020	Sell		3,200	1.00%	33,491	28,902	(4,589)
Markit iTraxx Europe Series 25	6/21/2020	Buy		3,200	(1.00)%	(20,662)	(19,759)	903
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy		5,000	(5.00)%	(148,681)	(419,358)	(270,677)
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy		1,000	(5.00)%	(33,482)	(83,872)	(50,390)
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy		1,200	(5.00)%	(40,411)	(100,646)	(60,235)
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy		2,000	(5.00)%	(75,456)	(167,743)	(92,287)
Markit iTraxx Europe Crossover Series 24	12/20/2020	Sell		9,200	5.00%	802,075	771,619	(30,456)
Markit iTraxx Europe Crossover Series 25	6/21/2020	Buy		9,200	(5.00)%	(986,932)	(955,509)	31,423
Markit CDX.NA.HY Series 25	12/20/2020	Sell		$22,200	5.00%	(406,418)	635,055	1,041,473
Markit CDX.NA.HY Series 25	12/20/2020	Sell		21,500	5.00%	(636,007)	615,031	1,251,038
Markit CDX.NA.IG Series 25	12/20/2020	Sell		6,800	1.00%	(47,928)	33,460	81,388
Markit CDX.NA.IG Series 25	12/20/2020	Sell		6,500	1.00%	(40,910)	31,984	72,894
						$(1,597,253)	$340,262	$1,937,515

As of March 31, 2016, the Portfolio held the following open OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Electricite de France S.A.
5.625%, 2/21/33	Societe Generale S.A.	12/20/2020	Buy	EUR	1,300	(1.00)%	$19,814	$(15,071)	$(34,885)
E.ON International Finance B.V.
6.375%, 5/29/17	Societe Generale S.A.	6/20/2021	Buy		675	(1.00)%	2,680	1,811	(869)
RWE Finance II B.V.
5.75%, 2/14/33	BNP Paribas S.A.	6/20/2021	Buy		500	(1.00)%	18,784	18,475	(309)
Bayer A.G.
5.625%, 5/23/18	BNP Paribas S.A.	6/20/2021	Buy		600	(1.00)%	(16,167)	(18,029)	(1,862)
Fiat Chrysler Finance North America, Inc.
5.625%, 6/12/17	BNP Paribas S.A.	6/20/2021	Sell		550	5.00%	48,205	42,978	(5,227)
Orange S.A.
5.625%, 5/22/18	Societe Generale S.A.	6/20/2021	Buy		1,200	(1.00)%	(21,022)	(23,023)	(2,001)
Koninklijke KPN N.V.
7.50%, 2/4/19	Societe Generale S.A.	6/20/2021	Buy		1,000	(1.00)%	(14,510)	(16,531)	(2,021)
Fortum OYJ
6.00%, 3/20/19	Societe Generale S.A.	6/20/2021	Buy		500	(1.00)%	(960)	(1,501)	(541)
Next PLC
5.375%, 10/26/21	BNP Paribas S.A.	6/20/2021	Buy		650	(1.00)%	(2,996)	(2,094)	902
							$33,828	$(12,985)	$(46,813)

1. As of March 31, 2016, cash in the amount of $830,702 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2016.

Total Return Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2016 were as follows:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Notional Amount (000)*	Unrealized Appreciation
Deutsche Bank	Aareal Bank A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	$3	532
Deutsche Bank	ADVA Optical Networking S.E.	1 Month LIBOR BBA plus 0.45%	1/11/2017	125	20,651
Deutsche Bank	Air France-KLM	1 Month LIBOR BBA plus 0.45%	1/11/2017	131	10,704
Citibank NA	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.35%	6/24/2016	36	3,717
Deutsche Bank	Anglo American PLC	1 Month LIBOR BBA plus 0.65%	1/11/2017	453	15,977
Deutsche Bank	APERAM S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	135	28,649
Deutsche Bank	Arcadis N.V.	1 Month LIBOR BBA minus 3.25%	1/11/2017	(53)	572
Deutsche Bank	ASTM S.p.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	114	7,231
Deutsche Bank	Banca IFIS S.p.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	328	53,880
Deutsche Bank	Banca Monte dei Paschi di Siena S.p.A.	1 Month LIBOR BBA minus 7.00%	1/11/2017	(284)	45,622
Deutsche Bank	BE Semiconductor Industries N.V.	1 Month LIBOR BBA plus 0.45%	1/11/2017	35	132,470
Deutsche Bank	BI Esse S.p.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	274	65,099
Deutsche Bank	Cairn Energy PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	109	28,127
Deutsche Bank	Carl Zeiss Meditec A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	78	3,733
Morgan Stanley Capital Services LLC	Carmike Cinemas, Inc.	US Federal Funds Rate plus 0.45%	5/18/2016	725	18,425
Deutsche Bank	Carnival PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	362	5,965
Citibank NA	CNH Industrial N.V.	1 Month LIBOR BBA minus 0.40%	12/6/2016	(61)	1,580
Deutsche Bank	Cobham PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(419)	59,898
Deutsche Bank	Coca-Cola HBC A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	-	7
Deutsche Bank	Coface S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	48	7,499
Morgan Stanley Capital Services LLC	Darty PLC	Sterling Overnight Interbank Average Rate plus 0.55%	5/13/2016	667	34,606
Deutsche Bank	Deutsche Lufthansa A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	358	28,428
Deutsche Bank	Dignity PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(57)	681
Deutsche Bank	Entertainment One, Ltd.	1 Month LIBOR BBA plus 0.45%	1/11/2017	95	214
Deutsche Bank	Fevertree Drinks PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	81	14,195
Deutsche Bank	G4S PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(443)	7,333
Deutsche Bank	Gaztransport Et Technigaz S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	69	6,465
Deutsche Bank	Geox S.p.A.	1 Month LIBOR BBA minus 3.25%	1/11/2017	(81)	728
Deutsche Bank	Glencore PLC	1 Month LIBOR BBA plus 0.65%	1/11/2017	433	9,171
Deutsche Bank	Hikma Pharmaceuticals PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(99)	69
Deutsche Bank	Indivior PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	374	4,949
Deutsche Bank	Investec PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	363	80,346
Citibank NA	iShares Nasdaq Biotechnology ETF	1 Month LIBOR BBA minus 1.40%	6/24/2016	(511)	8,742
Deutsche Bank	J Sainsbury PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	9	60,724
Morgan Stanley Capital Services LLC	Jarden Corp	US Federal Funds Rate plus 0.45%	5/18/2016	2,164	44,987
Deutsche Bank	John Menzies PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	34	4,279
Deutsche Bank	Kabel Deutschland Holding A.G.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(3)	220
Morgan Stanley Capital Services LLC	Koninklijke Ahold N.V.	Euro OverNight Index Average minus 0.35%	7/22/2016	(957)	20,903
Deutsche Bank	Laird PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	124	20,819
Deutsche Bank	Legrand S.A.	1 Month LIBOR BBA minus 3.25%	1/11/2017	(23)	135
Deutsche Bank	Luxottica Group S.p.A.	1 Month LIBOR BBA minus 3.25%	1/11/2017	(434)	10,153
Deutsche Bank	Majestic Wine PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(24)	151
Deutsche Bank	Manz A.G.	1 Month LIBOR BBA minus 15.00%	1/11/2017	(1)	2,698
UBS AG	Merck K.G.a.A.	1 Month EURIBOR minus 0.45%	6/24/2016	(260)	28,511
Deutsche Bank	METRO A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	183	17,775
Deutsche Bank	Mondi PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	397	17,231
Deutsche Bank	Old Mutual PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	347	81,569
Deutsche Bank	OneSavings Bank PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	187	14,424
UBS AG	Orange S.A.	1 Month EURIBOR minus 0.45%	6/24/2016	(280)	15,833
Deutsche Bank	OSRAM Licht A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	241	8,976
Deutsche Bank	Persimmon PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	368	26,249
Deutsche Bank	Petra Diamonds, Ltd.	1 Month LIBOR BBA plus 0.45%	1/11/2017	84	7,422
Deutsche Bank	Porsche Automobil Holding S.E.	1 Month LIBOR BBA plus 0.45%	1/11/2017	45	39,222
Deutsche Bank	Premier Farnell PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	4	40,044
Deutsche Bank	Rallye S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	109	22,396
Deutsche Bank	Renault S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	17	66,461
Deutsche Bank	Rheinmetall A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	184	45,741
Deutsche Bank	RIB Software A.G.	1 Month LIBOR BBA minus 11.00%	1/11/2017	(128)	7,528
Deutsche Bank	Rizzoli Corriere Della Sera Mediagroup S.p.A.	1 Month LIBOR BBA minus 6.00%	1/11/2017	(2)	12,433
Deutsche Bank	Royal Mail PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	17	36,202
Citibank NA	SABMiller PLC	1 Month LIBOR BBA plus 0.40%	6/24/2016	1,531	22,898
Deutsche Bank	Safilo Group S.p.A.	1 Month LIBOR BBA minus 3.50%	1/11/2017	-	1,976
Morgan Stanley Capital Services LLC	SanDisk Corp.	US Federal Funds Rate plus 0.45%	5/18/2016	356	1,892
Deutsche Bank	Schroders PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(362)	4,682
Deutsche Bank	Senior PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(17)	176
Deutsche Bank	SGL Carbon S.E.	1 Month LIBOR BBA minus 11.00%	1/11/2017	(350)	23,900
UBS AG	Shire PLC	1 Month LIBOR BBA plus 0.40%	6/24/2016	319	20,958
Deutsche Bank	SIG PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	138	20,027
Deutsche Bank	SMA Solar Technology A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	357	36,649
Deutsche Bank	Societe BIC S.A.	1 Month LIBOR BBA minus 3.25%	1/11/2017	(367)	6,249
Deutsche Bank	Societe Generale S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	177	824
Deutsche Bank	Software A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	10	35,249
Deutsche Bank	Standard Chartered PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(48)	3,165
UBS AG	Starwood Hotels & Resorts Worldwide, Inc.	1 Month LIBOR BBA plus 0.35%	6/24/2016	2,378	69,017
Deutsche Bank	Suedzucker A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	274	50,043
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA minus 1.82%	6/24/2016	(391)	25,496
Deutsche Bank	Tarkett S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	4	48,183
Deutsche Bank	Taylor Wimpey PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	164	4,990
UBS AG	Telecom Italia S.p.A.	1 Month LIBOR BBA plus 0.40%	6/24/2016	657	39,793
Deutsche Bank	Telecom Italia S.p.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	47	41,653
Deutsche Bank	Telecom Italia S.p.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	33	26,804
Deutsche Bank	TomTom N.V.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(16)	81
Deutsche Bank	Trigano S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	4	15,815
Deutsche Bank	TUI A.G.	1 Month LIBOR BBA plus 0.45%	1/11/2017	407	12,982
Morgan Stanley Capital Services LLC	Tumi Holdings, Inc.	US Federal Funds Rate plus 0.45%	5/18/2016	719	5,593
Deutsche Bank	UBISOFT Entertainment	1 Month LIBOR BBA plus 0.45%	1/11/2017	49	47,934
Citibank NA	USG People N.V.	1 Month LIBOR BBA plus 0.44%	12/6/2016	2,022	7,282
UBS AG	Valeant Pharmaceuticals International, Inc.	US Federal Funds Rate minus 0.40%	6/24/2016	(316)	42,968
Deutsche Bank	Virbac S.A.	1 Month LIBOR BBA minus 1.75%	1/11/2017	(55)	1,510
Deutsche Bank	Weir Group PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(60)	932
Deutsche Bank	Whitbread PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(436)	3,751
Deutsche Bank	Zodiac Aerospace	1 Month LIBOR BBA minus 3.25%	1/11/2017	(428)	7,210
				$12,590	$1,990,033

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Notional Amount (000)*	Unrealized (Depreciation)
Deutsche Bank	AB Science S.A.	1 Month LIBOR BBA minus 13.00%	1/11/2017	$(51)	$(9,845)
UBS AG	Airgas, Inc.	1 Month LIBOR BBA plus 0.35%	6/24/2016	1,466	(1,656)
Deutsche Bank	AIXTRON S.E.	1 Month LIBOR BBA minus 6.50%	1/11/2017	(316)	(110,469)
Deutsche Bank	Aldermore Group PLC	1 Month LIBOR BBA plus 0.65%	1/11/2017	63	(2,772)
UBS AG	Alibaba Group Holding, Ltd.	US Federal Funds Rate minus 0.40%	6/24/2016	(452)	(46,692)
Deutsche Bank	Allied Minds PLC	1 Month LIBOR BBA minus 5.25%	1/11/2017	(99)	(61,837)
UBS AG	Altice N.V.	1 Month EURIBOR minus 0.45%	6/24/2016	(144)	(13,953)
Deutsche Bank	Altice N.V.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(334)	(89,097)
Deutsche Bank	Amerisur Resources PLC	1 Month LIBOR BBA minus 9.00%	1/11/2017	(22)	(9,855)
Deutsche Bank	Anima Holding S.p.A.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(354)	(36,135)
Deutsche Bank	AO World PLC	1 Month LIBOR BBA minus 6.00%	1/11/2017	(112)	(25,934)
Deutsche Bank	Associated British Foods PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(89)	(11,507)
Deutsche Bank	AVEVA Group PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(347)	(49,289)
Deutsche Bank	Banca Carige S.p.A.	1 Month LIBOR BBA minus 7.50%	1/11/2017	(233)	(50,065)
Deutsche Bank	Beiersdorf A.G.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(257)	(5,051)
Deutsche Bank	Berkeley Group Holdings PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	227	(124)
Deutsche Bank	Bertrandt A.G.	1 Month LIBOR BBA minus 1.25%	1/11/2017	(236)	(26,492)
Deutsche Bank	BinckBank N.V.	1 Month LIBOR BBA plus 0.45%	1/11/2017	29	(1,175)
Deutsche Bank	Biotest A.G.	1 Month LIBOR BBA minus 1.25%	1/11/2017	(79)	(19,967)
Deutsche Bank	Brunello Cucinelli S.p.A.	1 Month LIBOR BBA minus 4.50%	1/11/2017	(252)	(31,893)
UBS AG	Buzzi Unicem S.p.A.	1 Month EURIBOR minus 0.45%	6/24/2016	(262)	(14,135)
UBS AG	Casino Guichard Perrachon S.A.	1 Month EURIBOR minus 0.45%	6/24/2016	(27)	(4,683)
Deutsche Bank	Cementir Holding S.p.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	86	(6,967)
Deutsche Bank	Cerved Information Solutions S.p.A.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(180)	(19,606)
Deutsche Bank	CGG S.A.	1 Month LIBOR BBA minus 12.00%	1/11/2017	(44)	(15,485)
UBS AG	Charter Communications, Inc.	US Federal Funds Rate minus 0.48%	6/24/2016	(1,020)	(91,206)
UBS AG	Comcast Corp	US Federal Funds Rate minus 0.40%	6/24/2016	(237)	(7,230)
UBS AG	Danieli & C Officine Meccaniche S.p.A.	1 Month EURIBOR minus 0.45%	6/24/2016	(178)	(1,319)
Citibank NA	Darty PLC	1 Month LIBOR BBA plus 0.40%	6/24/2016	326	(437)
Deutsche Bank	Debenhams PLC	1 Month LIBOR BBA plus 0.45%	1/11/2017	351	(745)
Morgan Stanley Capital Services LLC	Delhaize Group	Euro OverNight Index Average plus 0.55%	7/22/2016	935	(13,178)
Deutsche Bank	Eramet	1 Month LIBOR BBA minus 12.00%	1/11/2017	(107)	(45,351)
Deutsche Bank	Essentra PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(231)	(8,085)
Citibank NA	Ferrari N.V.	1 Month LIBOR BBA minus 0.57%	12/6/2016	(32)	(574)
Citibank NA	Fiat Chrysler Automobiles N.V.	1 Month LIBOR BBA minus 0.40%	12/6/2016	(117)	(7,883)
Deutsche Bank	Fresnillo PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(126)	(57,841)
Deutsche Bank	Gerry Weber International A.G.	1 Month LIBOR BBA minus 12.00%	1/11/2017	(251)	(74,958)
Deutsche Bank	Groupe Eurotunnel S.E.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(79)	(5,038)
Deutsche Bank	Guerbet	1 Month LIBOR BBA plus 0.45%	1/11/2017	70	(944)
Deutsche Bank	GVC Holdings PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(179)	(21,246)
Deutsche Bank	Hargreaves Lansdown PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(410)	(33,290)
Deutsche Bank	Heidelberger Druckmaschinen A.G.	1 Month LIBOR BBA minus 2.00%	1/11/2017	(114)	(30,245)
Citibank NA	Henkel A.G. & Co. K.G.a.A.	1 Month LIBOR BBA minus 0.40%	12/6/2016	(562)	(13,391)
Morgan Stanley Capital Services LLC	Home Retail Group PLC	Sterling Overnight Interbank Average Rate plus 0.55%	5/13/2016	956	(101,043)
UBS AG	Home Retail Group PLC	1 Month LIBOR BBA plus 0.40%	6/24/2016	423	(56,624)
Deutsche Bank	Iliad S.A.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(4)	(11,410)
Deutsche Bank	Imagination Technologies Group PLC	1 Month LIBOR BBA minus 4.00%	1/11/2017	(69)	(144,365)
Deutsche Bank	IMCD Group N.V.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(244)	(19,748)
Deutsche Bank	Ingenico Group S.A.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(153)	(754)
Deutsche Bank	Italcementi S.p.A.	1 Month LIBOR BBA minus 3.25%	1/11/2017	(380)	(938)
UBS AG	J. Sainsbury PLC	1 Month LIBOR BBA minus 1.50%	6/24/2016	(580)	(9,986)
Deutsche Bank	Johnson Matthey PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(385)	(47,331)
Deutsche Bank	Just Eat PLC	1 Month LIBOR BBA plus 0.65%	1/11/2017	375	(3,804)
Deutsche Bank	KAZ Minerals PLC	1 Month LIBOR BBA minus 3.25%	1/11/2017	(81)	(1,990)
Deutsche Bank	Maire Tecnimont S.p.A.	1 Month LIBOR BBA minus 7.00%	1/11/2017	(133)	(51,039)
UBS AG	Mallinckrodt PLC	US Federal Funds Rate minus 0.40%	6/24/2016	(347)	(52,425)
Deutsche Bank	Marie Brizard Wine & Spirits S.A.	1 Month LIBOR BBA minus 3.00%	1/11/2017	(96)	(16,020)
Deutsche Bank	Meggitt PLC	1 Month LIBOR BBA plus 0.65%	1/11/2017	271	(2,749)
Deutsche Bank	MorphoSys A.G.	1 Month LIBOR BBA minus 1.25%	1/11/2017	(10)	(6,131)
Deutsche Bank	Nanoco Group PLC	1 Month LIBOR BBA minus 7.00%	1/11/2017	(1)	(465)
Morgan Stanley Capital Services LLC	Newell Brands, Inc.	US Federal Funds Rate minus 0.87%	5/18/2016	(1,402)	(40,207)
Deutsche Bank	NN Group N.V.	1 Month LIBOR BBA plus 0.45%	1/11/2017	374	(15,003)
Deutsche Bank	Numericable-SFR S.A.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(361)	(39,687)
Deutsche Bank	Ocado Group PLC	1 Month LIBOR BBA minus 8.00%	1/11/2017	(48)	(45,096)
Deutsche Bank	Oxford Instruments PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(14)	(9,868)
Deutsche Bank	Poundland Group PLC	1 Month LIBOR BBA minus 1.00%	1/11/2017	(58)	(3,885)
Deutsche Bank	Randgold Resources, Ltd.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(151)	(76,488)
Deutsche Bank	Rolls-Royce Holdings PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(8)	(88,050)
Deutsche Bank	Rotork PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(66)	(9,071)
Deutsche Bank	Salvatore Ferragamo S.p.A.	1 Month LIBOR BBA minus 1.50%	1/11/2017	(250)	(12,537)
Deutsche Bank	Serco Group PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(63)	(82,933)
Deutsche Bank	Societe Television Francaise	1 Month LIBOR BBA minus 1.25%	1/11/2017	(235)	(36,792)
UBS AG	Staples, Inc.	US Federal Funds Rate minus 0.40%	6/24/2016	(350)	(43,492)
Deutsche Bank	STMicroelectronics N.V.	1 Month LIBOR BBA plus 0.45%	1/11/2017	369	(21,840)
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA plus 0.55%	6/24/2016	389	(36,840)
Deutsche Bank	Technicolor S.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	277	(526)
Deutsche Bank	Technip S.A.	1 Month LIBOR BBA plus 0.65%	1/11/2017	434	(2,245)
UBS AG	Telecom Italia S.p.A.	1 Month EURIBOR minus 0.45%	6/24/2016	(306)	(6,970)
Deutsche Bank	Tesco PLC	1 Month LIBOR BBA minus 0.45%	1/11/2017	(1)	(79,736)
Deutsche Bank	thyssenkrupp A.G.	1 Month LIBOR BBA minus 0.45%	1/11/2017	(331)	(82,872)
Deutsche Bank	UniCredit S.p.A.	1 Month LIBOR BBA plus 0.45%	1/11/2017	165	(12,984)
UBS AG	Vinci S.A.	1 Month EURIBOR minus 0.45%	6/24/2016	(217)	(5,552)
UBS AG	VMware, Inc.	US Federal Funds Rate minus 1.50%	6/24/2016	(273)	(8,128)
Morgan Stanley Capital Services LLC	Western Digital Corp.	US Federal Funds Rate minus 0.30%	5/18/2016	(174)	(2,103)
Deutsche Bank	Zalando S.E.	1 Month LIBOR BBA minus 3.25%	1/11/2017	(432)	(1,188)
				$(7,170)	$(2,368,560)

Open OTC total return basket swap contracts as of March 31, 2016 were as follows:

Swap Counterparty	Reference Obligation	Rate (Paid)/Received by the Portfolio	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2016	$5,814	$-
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2016	7,405	-
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2016	10,810	-
Credit Suisse	Credit Suisse Dividend Alpha ER Index	0.25%	5/31/2016	8,979	405
Credit Suisse	Credit Suisse GAINS 01E Long/Short Excess Return Index **	1.25%	5/31/2016	7,134	-
JPMorgan Chase Bank	JPMorgan Sigma TY Index	0.00%	10/31/2016	5,834	-
JPMorgan Chase Bank	JPMorgan Volemont Strategy Index	0.00%	10/31/2016	5,994	(4)
Societe Generale	SGI BOSS 3% Index	0.60%	6/3/2016	9,501	(14)
Societe Generale	SGI FX Smile Premium G4 Index	0.60%	6/3/2016	9,313	(12)
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	6/3/2016	9,573	-
Societe Generale	SGI US Gravity Index	0.00%	6/3/2016	7,250	9
				$87,607	$384

Open OTC Candriam proprietary total return swap contracts as of March 31, 2016 were as follows:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation / (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $86,458,103)***	$(644,793)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $25,703,467)****	34,812
Societe Generale Newedge UK Limited	Candriam Global Opportunities Index	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Opportunities strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $25,089,227)****	3,719
			$(606,262)

The summaries below provide a breakdown of the derivative contracts comprising the index components of the above Candriam proprietary total return swaps as of March 31, 2016:

Candriam IG Diversified Futures Index

Category	% Breakdown
Financials	111.62%
Energy	-0.08
Agricultural	-0.29
Metals	-2.85
Foreign Currency	-3.65
Equity Index	-4.75
Total	100.00%

Ticker	Description	Sector	Notional Amount (000)*
ADM6	Australian Dollar CME Jun16	Foreign Currency	3,672
BPM6	British Pound CME Jun16	Foreign Currency	(16,259)
C K6	Corn May16	Agricultural	4,851
CDM6	Canadian Dollar CME Jun16	Foreign Currency	2,775
CFJ6	CAC Index Apr16	Equity Index	(3,043)
CLK6	Crude Oil May16	Energy	4,793
COM6	Brent Oil Jun16	Energy	(686)
CTK6	Cotton May16	Agricultural	(12,009)
DMM6	Mini Dow Jun16	Equity Index	7,742
ECM6	EUR/USD CME Jun16	Foreign Currency	856
EDU8	Eurodollars Sep18	Financials	199,032
ESM6	EMINI S&P Jun16	Equity Index	(13,335)
FVM6	5 Yr T-Note Jun16	Financials	2,826
GCM6	Gold CMX Jun16	Metals	(3,336)
GXM6	DAX Index Jun16	Equity Index	(4,552)
HGK6	High Grade Copper May16	Metals	(382)
HIJ6	Hang Seng Index Apr16	Equity Index	(1,475)
HOK6	Heating Oil May16	Energy	(946)
IKM6	Euro BTP Futures Jun16	Financials	18,241
JBM6	Japan Govt Bond Tiffe Jun16	Financials	41,675
JYM6	Japanese Yen CME Jun16	Foreign Currency	7,902
KEM6	Korean Bond Jun16	Financials	98,143
L U8	Short Sterling Sep18	Financials	163,699
LAM6	Aluminum LME Jun16	Metals	17,212
LAM6	Aluminum LME Jun16	Metals	(27,562)
LCM6	Live Cattle Jun16	Agricultural	(10,071)
LXM6	Zinc LME Jun16	Metals	(3,357)
LXM6	Zinc LME Jun16	Metals	7,985
NGK6	Natural Gas May16	Energy	(3,800)
NIM6	Nikkei Index Jun16	Equity Index	(6,707)
NQM6	Emini Nasdaq Jun16	Equity Index	3,760
NVM6	New Zealand Dollar CME Jun16	Foreign Currency	7,517
OATM6	Euro Oat Futures Jun16	Financials	21,967
PEM6	Mexican Peso CME Jun16	Foreign Currency	(7,905)
RAM6	South African Rand CME Jun16	Foreign Currency	(3,578)
RTAM6	E Mini Russell Jun16	Equity Index	666
RXM6	Euro Bund Jun16	Financials	22,487
RYM6	EUR/JPY CME Jun16	Foreign Currency	(14,805)
S K6	Soybeans May16	Agricultural	17,851
SBK6	Sugar NY May16	Agricultural	6,481
SIK6	Silver CMX May16	Metals	(5,722)
TPM6	Topix Index Jun16	Equity Index	(4,669)
TYM6	US 10 Yr Notes Jun16	Financials	23,861
USM6	US Treasury Bond Jun16	Financials	4,769
UXJ6	CFE VIX Apr16	Equity Index	(1,513)
VGM6	Euro Stoxx50 Jun16	Equity Index	500
W K6	Wheat May16	Agricultural	(8,973)
XBK6	Gasoline Blendstock May16	Energy	122
XPM6	SFE SPI 200 Jun16	Equity Index	(6,796)
Z M6	FTSE Index Jun16	Equity Index	4,214

Candriam Global Alpha Index

Category	% Breakdown
Financials	46.21%
Foreign Currency	41.34
Equity Index	12.45
Total	100.00%

Ticker	Description	Sector	Notional Amount (000)*
ADJ6C	Australian Dollar CME Apr16	Foreign Currency	(130)
BPM6	British Pound CME Jun16	Foreign Currency	5,390
CXM6P	Euro Stoxx Banks Jun16	Equity Index	(194)
ECM6	EUR/USD CME Jun16	Foreign Currency	(2,140)
ESK6C	EMINI S&P May16	Equity Index	(351)
ESK6P	EMINI S&P May16	Equity Index	(17)
FVSJ6	Euro Stoxx50 VSTOXX Apr16	Equity Index	1,161
FVSM6	Euro Stoxx50 VSTOXX Jun16	Equity Index	(1,003)
FWDBRLUSD	BRL vs. USD 06/15/2016	Foreign Currency	708
FWDBRLUSD	BRL vs. USD 06/15/2016	Foreign Currency	(661)
FWDTRYUSD	TRY vs. USD 06/15/2016	Foreign Currency	(1,422)
FWDUSDTRY	USD vs. TRY 06/15/2016	Foreign Currency	723
FWDUSDTRY	USD vs. TRY 06/15/2016	Foreign Currency	709
JYM6	Japanese Yen CME Jun16	Foreign Currency	2,671
KGM6P	DJ STOXX 600 Oil & Gas Jun16	Equity Index	(4)
RTAM6	E Mini Russell Jun16	Equity Index	1,886
RXK6P	Euro Bund May16	Financials	20
RXK6P	Euro Bund May16	Financials	(8)
RXM6	Euro Bund Jun16	Financials	(9,292)
SEJ6P	Euro Stoxx50 Apr16	Equity Index	(77)
SEJ6P	Euro Stoxx50 Apr16	Equity Index	284
SEM6C	Euro Stoxx50 Jun16	Equity Index	(73)
SEM6C	Euro Stoxx50 Jun16	Equity Index	267
SEM6P	Euro Stoxx50 Jun16	Equity Index	(145)
TYM6	US 10 Yr Notes Jun16	Financials	15,908
UXJ6	CFE VIX Apr16	Equity Index	557
UXM6	CFE VIX Jun16	Equity Index	(645)

Candriam Global Opportunities Index

Category	% Breakdown
Equity Index	59.65%
Foreign Currency	25.16
Financials	15.19
Total	100.00%

Ticker	Description	Sector	Notional Amount (000)*
ESJ6P	Emini S&P 500 Apr16	Equity Index	22
ESJ6P	Emini S&P 500 Apr16	Equity Index	(9)
ESM6	Emini S&P 500 Jun16	Equity Index	4,000
FWDBRLUSD	BRL vs. USD 04/18/2016	Foreign Currency	(660)
FWDBRLUSD	BRL vs. USD 04/28/2016	Foreign Currency	659
FWDBRLUSD	BRL vs. USD 04/28/2016	Foreign Currency	(659)
FWDBRLUSD	BRL vs. USD 04/18/2016	Foreign Currency	660
FWDCLPUSD	CLP vs. USD 05/17/2016	Foreign Currency	2,526
FWDCLPUSD	CLP vs. USD 05/17/2016	Foreign Currency	(2,526)
FWDPLNEUR	PLN vs. EUR 04/25/2016	Foreign Currency	(1,231)
FWDTRYUSD	TRY vs. USD 04/18/2016	Foreign Currency	636
FWDUSDTRY	USD vs. TRY 04/18/2016	Foreign Currency	(636)
IKM6	Euro BTP Futures Jun16	Financials	7,361
JYJ6P	Japaneses Yen CME Apr16	Foreign Currency	(5)
JYJ6P	Japaneses Yen CME Apr16	Foreign Currency	18
MESM6	Emini MSCI EM Jun16	Equity Index	2,377
PEM6	Mexican Peso CME Jun16	Foreign Currency	1,983
RAM6	South African Rand CME Jun16	Foreign Currency	2,541
RXM6	Euro Bund Jun16	Financials	(3,159)
SEJ6P	Euro Stoxx50 Apr16	Equity Index	78
SEJ6P	Euro Stoxx50 Apr16	Equity Index	(30)
TYM6	US 10 Yr Notes Jun16	Financials	(2,217)
VGM6	Euro Stoxx50 Jun16	Equity Index	1,301

* Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

** The total return swap is held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on January 21, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

**** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali
CAC	—Cotation Assistée en Continu
CAD	—Canadian Dollar
CFE	—CBOE Futures Exchange
CME	—Chicago Mercantile Exchange
CMX	—Commodities Exchange
ETF	—Exchange-Traded Fund
EUR	—Euro
FTSE	—Financial Times Stock Exchange
GBP	—British Pound Sterling
JPY	—Japanese Yen
LME	—London Metal Exchange
SPDR	—Standard & Poor's Depositary Receipt
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$48,571,596	$—	$48,571,596
Foreign Bonds	—	23,960,005	—	23,960,005
U.S. Government & Federal Agencies	—	28,268,393	—	28,268,393
Total Long-Term Bonds	—	100,799,994	—	100,799,994
Common Stocks	121,351,884	—	—	121,351,884
Purchased Put Option	1,707	—	—	1,707
Short-Term Investments
Repurchase Agreement	—	212,692,282	—	212,692,282
U.S. Government	—	44,909,110	—	44,909,110
Total Short-Term Investments	—	257,601,392	—	257,601,392
Total Investments in Securities	121,353,591	358,401,386	—	479,754,977
Other Financial Instruments
Credit Default Swap Contracts (b)	—	2,480,021	—	2,480,021
Foreign Currency Forward Contracts (b)	—	40,025	—	40,025
Futures Contracts Short (b)	55,005	—	—	55,005
Interest Rate Swap Contracts (b)	—	165,870	—	165,870
Total Return Basket Swap Contracts (b)	—	414	—	414
Total Return Equity Swap Contracts (b)	—	1,990,033	—	1,990,033
Candriam Proprietary Total Return Swap Contracts (b)	—	38,531	—	38,531
Total Other Financial Instruments	55,005	4,714,894	—	4,769,899
Total Investments in Securities and Other Financial Instruments	$121,408,596	$363,116,280	$—	$484,524,876

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(72,539,947)	$(91,392)	$—	$(72,631,339)
Exchange Traded Fund Sold Short	(10,538,954)	—	—	(10,538,954)
Total Investments in Securities Sold Short	(83,078,901)	(91,392)	—	(83,170,293)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(451,612)	$—	$(451,612)
Futures Contracts Short (b)	(3,486)	—	—	(3,486)
Credit Default Swap Contracts (b)	—	(589,319)	—	(589,319)
Interest Rate Swap Contracts (b)	—	(549,560)	—	(549,560)
Total Return Basket Swap Contracts (b)	—	(30)	—	(30)
Total Return Equity Swap Contracts (b)	—	(2,368,560)	—	(2,368,560)
Candriam Proprietary Total Return Swap Contracts (b)	—	(644,793)	—	(644,793)
Total Other Financial Instruments	(3,486)	(4,603,874)	—	(4,607,360)
Total Investments in Securities Sold Short and Other Financial Instruments	$(83,082,387)	$(4,695,266)	$—	$(87,777,653)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 30.9%†
	Asset-Backed Securities 1.4%
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.891%, due 1/7/25 (a)(b)	$83,939	$83,776
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (b)	200,000	200,006
			283,782
	Other ABS 1.3%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.857%, due 7/20/26 (a)(b)	250,000	247,670
	Apidos CLO XIV Series 2013-14A, Class A 1.471%, due 4/15/25 (a)(b)	475,000	462,032
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 1.573%, due 7/28/25 (a)(b)	200,000	195,678
	Babson CLO, Ltd. Series 2013-IA, Class A 1.417%, due 4/20/25 (a)(b)	450,000	440,028
	Carlyle Global Market Strategies CLO, Ltd. Series 2014-2A, Class A 1.832%, due 5/15/25 (a)(b)	250,000	247,060
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 1.816%, due 10/23/26 (a)(b)	250,000	246,253
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class A 1.665%, due 4/18/26 (a)(b)	280,000	274,621
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.801%, due 7/15/26 (a)(b)	450,000	445,576
	Jamestown CLO III, Ltd. Series 2013-3A, Class A1A 1.771%, due 1/15/26 (a)(b)	450,000	440,294
	Magnetite VIII, Ltd. Series 2014-8A, Class A 1.801%, due 4/15/26 (a)(b)	260,000	259,464
	Magnetite XII, Ltd. Series 2015-12A, Class A 1.821%, due 4/15/27 (a)(b)	250,000	247,015
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 1.723%, due 7/15/27 (a)(b)	350,000	344,715
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.814%, due 11/18/26 (a)(b)	450,000	443,853
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.868%, due 2/20/25 (a)(b)	270,000	265,780
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.491%, due 4/15/25 (a)(b)	275,000	269,294
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (b)	100,000	100,025
			4,929,358
	Total Asset-Backed Securities (Cost $5,282,797)		5,213,140

	Corporate Bonds 14.8%
	Aerospace & Defense 0.0%‡
	BAE Systems PLC 3.50%, due 10/11/16 (b)	100,000	101,129

	Auto Manufacturers 0.8%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	500,000	508,057
	3.875%, due 9/15/21 (b)	200,000	214,121
	Ford Motor Credit Co. LLC
	3.219%, due 1/9/22	675,000	687,552
	3.336%, due 3/18/21	1,000,000	1,029,044
	General Motors Financial Co., Inc.
	3.10%, due 1/15/19	150,000	151,794
	4.375%, due 9/25/21	500,000	516,764
			3,107,332
	Banks 4.5%
¤	Bank of America Corp.
	2.625%, due 10/19/20	800,000	805,574
	3.30%, due 1/11/23	375,000	378,151
	4.45%, due 3/3/26	300,000	309,057
	Bank of America N.A. 2.05%, due 12/7/18	250,000	252,274
	Bank of New York Mellon Corp. (The) 2.60%, due 8/17/20	550,000	563,234
	Citigroup, Inc.
	2.70%, due 3/30/21	625,000	629,556
	4.60%, due 3/9/26	640,000	656,214
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.375%, due 8/4/25	475,000	489,060
	Discover Bank 3.10%, due 6/4/20	850,000	856,232
	Fifth Third Bancorp 4.30%, due 1/16/24	750,000	790,038
	Goldman Sachs Group, Inc. (The)
	2.875%, due 2/25/21	700,000	712,307
	4.25%, due 10/21/25	100,000	101,679
	5.375%, due 3/15/20	125,000	138,704
	6.00%, due 6/15/20	300,000	342,027
	HBOS PLC 6.75%, due 5/21/18 (b)	1,000,000	1,081,332
	HSBC Bank USA N.A. 6.00%, due 8/9/17	425,000	447,276
	Huntington National Bank (The)
	2.20%, due 11/6/18	250,000	250,409
	2.875%, due 8/20/20	500,000	501,973
¤	JPMorgan Chase & Co.
	2.55%, due 3/1/21	275,000	277,438
	3.875%, due 9/10/24	1,350,000	1,384,494
	Korea Development Bank (The) 3.875%, due 5/4/17	475,000	487,733
	Morgan Stanley
	4.35%, due 9/8/26	655,000	674,048
	5.50%, due 1/26/20	600,000	668,677
	Nordea Bank AB 4.25%, due 9/21/22 (b)	1,250,000	1,310,294
	Santander UK PLC 5.00%, due 11/7/23 (b)	475,000	482,080
	Svenska Handelsbanken AB 2.45%, due 3/30/21	575,000	580,299
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (b)	1,250,000	1,249,191
	Wells Fargo & Co. 4.10%, due 6/3/26	225,000	236,148
			16,655,499
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	525,000	539,483
	3.65%, due 2/1/26	975,000	1,025,323
			1,564,806
	Building Materials 0.5%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	864,893
	Masco Corp.
	3.50%, due 4/1/21	325,000	327,438
	4.375%, due 4/1/26	475,000	483,602
			1,675,933
	Chemicals 0.5%
	Airgas, Inc. 2.375%, due 2/15/20	500,000	503,175
	Albemarle Corp. 3.00%, due 12/1/19	350,000	352,096
	LYB International Finance B.V. 4.00%, due 7/15/23	400,000	419,656
	NewMarket Corp. 4.10%, due 12/15/22	400,000	406,902
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	210,000	204,225
			1,886,054
	Computers 0.2%
	Apple, Inc. 3.25%, due 2/23/26	450,000	469,830
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20 (b)	325,000	337,948
			807,778
	Electric 1.0%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	252,868
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	100,346
	ENGIE S.A. 1.625%, due 10/10/17 (b)	150,000	150,195
¤	Entergy Corp. 4.00%, due 7/15/22	600,000	636,256
	Exelon Corp. 2.85%, due 6/15/20	425,000	433,710
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	500,000	521,226
	Great Plains Energy, Inc. 4.85%, due 6/1/21	280,000	304,778
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	287,637
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	100,000	98,434
	Southern Co. (The) 2.75%, due 6/15/20	750,000	760,413
			3,545,863
	Electronics 0.0%‡
	Amphenol Corp. 3.125%, due 9/15/21	175,000	178,328

	Finance - Credit Card 0.5%
	American Express Credit Corp.
	1.189%, due 3/18/19 (a)	350,000	345,065
	1.55%, due 9/22/17	250,000	250,797
	Capital One Bank USA N.A. 2.15%, due 11/21/18	675,000	674,482
	Discover Financial Services
	3.85%, due 11/21/22	100,000	99,036
	5.20%, due 4/27/22	25,000	26,733
	Visa, Inc. 3.15%, due 12/14/25	275,000	287,065
			1,683,178
	Finance - Other Services 0.2%
¤	Intercontinental Exchange, Inc. 2.75%, due 12/1/20	725,000	740,267

	Food 0.1%
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	74,646
	4.625%, due 11/1/20	250,000	269,435
			344,081
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	75,479

	Health Care - Products 0.3%
	Becton, Dickinson & Co. 3.734%, due 12/15/24	325,000	345,997
	Stryker Corp. 2.625%, due 3/15/21	700,000	713,810
			1,059,807
	Home Furnishing 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	200,000	199,804

	Insurance 1.3%
	American International Group, Inc. 3.30%, due 3/1/21	800,000	817,910
	Assurant, Inc. 2.50%, due 3/15/18	300,000	300,385
	Berkshire Hathaway, Inc.
	2.20%, due 3/15/21	150,000	153,184
	2.75%, due 3/15/23	875,000	892,365
	Chubb INA Holdings, Inc. 3.35%, due 5/3/26	425,000	443,697
	Loews Corp. 3.75%, due 4/1/26	225,000	229,427
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	725,000	794,862
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	250,000	251,057
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	106,925
	Voya Financial, Inc. 2.90%, due 2/15/18	815,000	827,555
			4,817,367
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	116,811
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	192,799
			309,610
	Media 0.3%
	CCO Safari II LLC 4.908%, due 7/23/25 (b)	1,000,000	1,054,816

	Mining 0.2%
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	375,000	365,466
	Yamana Gold, Inc. 4.95%, due 7/15/24	275,000	232,375
			597,841
	Miscellaneous - Manufacturing 0.1%
	General Electric Capital Corp.
	4.375%, due 9/16/20	225,000	250,954
	6.00%, due 8/7/19	225,000	259,397
			510,351
	Oil & Gas 1.0%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	350,000	353,713
	BP Capital Markets PLC
	1.846%, due 5/5/17	75,000	75,362
	3.062%, due 3/17/22	425,000	433,138
	Continental Resources, Inc. 3.80%, due 6/1/24	450,000	355,500
	Exxon Mobil Corp. 2.222%, due 3/1/21	750,000	763,277
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	400,000	402,560
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	466,692
	Petroleos Mexicanos
	3.125%, due 1/23/19	125,000	123,875
	3.50%, due 1/30/23	100,000	90,625
	Shell International Finance B.V. 3.25%, due 5/11/25	700,000	706,605
	Total Capital International S.A. 1.55%, due 6/28/17	100,000	100,394
			3,871,741
	Oil & Gas Services 0.3%
	Halliburton Co.
	2.70%, due 11/15/20	150,000	152,284
	3.80%, due 11/15/25	225,000	225,348
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (b)	750,000	760,376
			1,138,008
	Pharmaceuticals 0.6%
	Actavis Funding SCS
	3.00%, due 3/12/20	350,000	359,873
	3.80%, due 3/15/25	250,000	260,186
	AstraZeneca PLC 2.375%, due 11/16/20	450,000	459,100
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	625,000	644,201
	3.00%, due 10/8/21 (b)	550,000	575,327
			2,298,687
	Pipelines 0.6%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	375,000	360,299
	Kinder Morgan, Inc. 3.05%, due 12/1/19	750,000	738,377
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	450,000	408,917
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	221,098
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	200,785
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	175,000	166,162
	TransCanada Pipelines, Ltd. 1.625%, due 11/9/17	275,000	275,490
			2,371,128
	Real Estate Investment Trusts 0.3%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	500,000	517,243
	DDR Corp. 4.75%, due 4/15/18	355,000	369,068
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	168,330
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	131,639
			1,186,280
	Retail 0.1%
	Home Depot, Inc. (The)
	3.00%, due 4/1/26	375,000	393,665
	4.40%, due 4/1/21	125,000	139,959
			533,624
	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	216,841

	Telecommunications 0.7%
	AT&T, Inc.
	4.125%, due 2/17/26	425,000	448,830
	4.45%, due 4/1/24	415,000	449,195
	Cisco Systems, Inc. 2.20%, due 2/28/21	350,000	356,964
	Orange S.A. 2.75%, due 2/6/19	225,000	231,909
	Telefonica Emisiones SAU 3.192%, due 4/27/18	475,000	487,321
	Verizon Communications, Inc. 5.15%, due 9/15/23	550,000	634,817
			2,609,036
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	100,000	103,267

	Transportation 0.0%‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	138,135

	Total Corporate Bonds (Cost $54,357,637)		55,382,070

	Foreign Government Bonds 0.2%
	Sovereign 0.2%
	Poland Government International Bond 5.00%, due 3/23/22	50,000	55,822
	Russian Federation 3.50%, due 1/16/19 (b)	400,000	402,066
	Turkey Government International Bond 6.75%, due 4/3/18	100,000	107,633
	Total Foreign Government Bonds (Cost $553,692)		565,521

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.586%, due 8/15/26 (a)(b)	121,842	121,694
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	100,000	108,014
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.488%, due 6/8/30 (a)(b)	300,000	298,018
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	309,118
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	200,000	210,527
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	300,000	309,560
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	77,878	78,251
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	71,196	71,148
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	201,820
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	514,169
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (a)	300,000	332,299
	Morgan Stanley Capital I Trust Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	158,419	160,626
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	103,223
	Total Mortgage-Backed Securities (Cost $2,843,547)		2,818,467

	U.S. Government & Federal Agencies 13.7%
¤	Federal Home Loan Mortgage Corporation 0.7%
	1.00%, due 3/8/17	550,000	551,680
	1.00%, due 9/27/17	75,000	75,322
	1.125%, due 5/25/18	225,000	225,021
	1.125%, due 4/15/19	400,000	401,570
	1.20%, due 6/12/18	250,000	250,073
	1.20%, due 8/24/18	325,000	325,026
	1.25%, due 10/2/19	350,000	351,507
	1.35%, due 2/26/19	475,000	475,096
			2,655,295
¤	Federal National Mortgage Association 0.9%
	1.00%, due 12/28/17	100,000	100,023
	1.00%, due 2/15/18	275,000	275,012
	1.125%, due 4/27/17	250,000	251,171
	1.375%, due 2/26/21	725,000	724,941
	1.50%, due 11/30/20	475,000	479,753
	1.75%, due 9/12/19	250,000	256,202
	1.75%, due 11/26/19	725,000	741,844
	2.625%, due 9/6/24	400,000	421,608
			3,250,554
¤	United States Treasury Notes 12.1%
	0.625%, due 12/31/16	3,850,000	3,851,505
	0.75%, due 2/15/19	11,800,000	11,764,966
	0.875%, due 3/31/18	17,800,000	17,847,277
	1.00%, due 3/15/19	3,800,000	3,814,843
	1.25%, due 3/31/21	5,500,000	5,504,939
	1.50%, due 3/31/23	700,000	697,703
	1.75%, due 2/28/22	50,000	50,924
	1.75%, due 3/31/22	200,000	203,570
	1.875%, due 11/30/21	860,000	883,347
	2.125%, due 12/31/21	600,000	624,024
			45,243,098
	Total U.S. Government & Federal Agencies (Cost $51,032,807)		51,148,947
	Total Long-Term Bonds (Cost $114,070,480)		115,128,145

		Shares
	Common Stocks 60.2%
	Aerospace & Defense 1.4%
	General Dynamics Corp.	3,900	512,343
	L-3 Communications Holdings, Inc.	11,296	1,338,576
	Lockheed Martin Corp.	2,329	515,874
	Northrop Grumman Corp.	2,615	517,508
	Orbital ATK, Inc.	6,009	522,422
	Raytheon Co.	4,200	515,046
	Spirit AeroSystems Holdings, Inc. Class A (c)	18,706	848,504
	United Technologies Corp.	5,137	514,214
			5,284,487
	Agriculture 0.4%
	Altria Group, Inc.	8,292	519,577
	Archer-Daniels-Midland Co.	15,764	572,391
	Philip Morris International, Inc.	5,202	510,368
			1,602,336
	Airlines 0.5%
	Copa Holdings S.A. Class A	14,204	962,321
	JetBlue Airways Corp. (c)	48,056	1,014,943
			1,977,264
	Apparel 0.0%‡
	Ralph Lauren Corp.	1,654	159,214

	Auto Manufacturers 0.3%
	Ford Motor Co.	44,033	594,446
	General Motors Co.	16,491	518,312
			1,112,758
	Auto Parts & Equipment 0.7%
	Goodyear Tire & Rubber Co. (The)	40,789	1,345,221
	Johnson Controls, Inc.	11,699	455,910
	Lear Corp.	7,040	782,637
			2,583,768
	Banks 2.8%
¤	Bank of America Corp.	38,328	518,195
	Bank of New York Mellon Corp. (The)	15,721	579,004
	BB&T Corp.	15,437	513,589
	Capital One Financial Corp.	6,499	450,446
	Citigroup, Inc.	12,328	514,694
	Commerce Bancshares, Inc.	7,308	328,495
	Fifth Third Bancorp	37,292	622,403
	Goldman Sachs Group, Inc. (The)	2,886	453,044
¤	JPMorgan Chase & Co.	9,846	583,080
	KeyCorp	29,547	326,199
	M&T Bank Corp.	604	67,044
	Morgan Stanley	18,059	451,656
	PNC Financial Services Group, Inc.	5,297	447,967
	Regions Financial Corp.	70,807	555,835
	State Street Corp.	9,937	581,513
	SunTrust Banks, Inc.	50,720	1,829,978
	SVB Financial Group (c)	6,691	682,816
	U.S. Bancorp	11,079	449,697
	Wells Fargo & Co.	9,313	450,377
	Zions Bancorp.	563	13,630
			10,419,662
	Beverages 0.3%
	Molson Coors Brewing Co. Class B	12,113	1,165,028

	Building Materials 0.3%
	Owens Corning	24,664	1,166,114

	Chemicals 1.4%
	Air Products & Chemicals, Inc.	3,546	510,801
	Cabot Corp.	16,566	800,635
	Chemours Co. (The)	71,639	501,473
	Dow Chemical Co. (The)	11,372	578,380
	E.I. du Pont de Nemours & Co.	7,031	445,203
	Eastman Chemical Co.	3,503	253,021
	Huntsman Corp.	33,267	442,451
	Mosaic Co. (The)	2,904	78,408
	Praxair, Inc.	4,573	523,380
	Westlake Chemical Corp.	19,716	912,851
			5,046,603
	Commercial Services 1.1%
	Aramark	13,086	433,408
	Automatic Data Processing, Inc.	5,003	448,819
	H&R Block, Inc.	8,670	229,062
	ManpowerGroup, Inc.	14,028	1,142,160
	Nielsen Holdings PLC	2,805	147,711
	Quanta Services, Inc. (c)	35,388	798,353
	R.R. Donnelley & Sons Co.	61,700	1,011,880
			4,211,393
	Computers 2.1%
	Amdocs, Ltd.	21,892	1,322,715
	Brocade Communications Systems, Inc.	103,426	1,094,247
	Computer Sciences Corp.	7,245	249,156
	CSRA, Inc.	7,241	194,783
	EMC Corp.	21,761	579,931
	Hewlett Packard Enterprise Co.	25,354	449,526
	HP, Inc.	36,441	448,953
	International Business Machines Corp.	3,892	589,443
	Leidos Holdings, Inc.	21,059	1,059,689
	NCR Corp. (c)	17,479	523,146
	SanDisk Corp.	10,824	823,490
	Teradata Corp. (c)	17,974	471,638
			7,806,717
	Cosmetics & Personal Care 0.3%
	Colgate-Palmolive Co.	7,294	515,321
	Procter & Gamble Co. (The)	6,212	511,310
			1,026,631
	Distribution & Wholesale 0.3%
	Fossil Group, Inc. (c)	4,963	220,457
	Genuine Parts Co.	5,156	512,300
	WESCO International, Inc. (c)	8,721	476,777
			1,209,534
	Electric 4.1%
	AES Corp.	13,014	153,565
	Ameren Corp.	26,547	1,330,005
	American Electric Power Co., Inc.	7,789	517,190
	Avangrid, Inc.	23,964	961,196
	CMS Energy Corp.	16,499	700,217
	Consolidated Edison, Inc.	15,105	1,157,345
	Dominion Resources, Inc.	5,995	450,344
	DTE Energy Co.	2,109	191,202
	Duke Energy Corp.	6,394	515,868
	Edison International	23,721	1,705,303
¤	Entergy Corp.	19,742	1,565,146
	Eversource Energy	2,061	120,239
	Exelon Corp.	16,285	583,980
	Great Plains Energy, Inc.	8,646	278,833
	MDU Resources Group, Inc.	54,434	1,059,286
	NextEra Energy, Inc.	4,322	511,465
	NRG Energy, Inc.	4,022	52,326
	OGE Energy Corp.	7,209	206,394
	PG&E Corp.	8,689	518,907
	Pinnacle West Capital Corp.	145	10,885
	PPL Corp.	12,224	465,368
	Public Service Enterprise Group, Inc.	26,310	1,240,253
	SCANA Corp.	3,627	254,434
	Southern Co. (The)	10,046	519,680
	WEC Energy Group, Inc.	2,251	135,218
	Westar Energy, Inc.	237	11,758
	Xcel Energy, Inc.	5,998	250,836
			15,467,243
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	9,446	513,674
	Energizer Holdings, Inc.	24,387	987,917
			1,501,591
	Electronics 0.7%
	Agilent Technologies, Inc.	154	6,137
	Arrow Electronics, Inc. (c)	18,744	1,207,301
	Corning, Inc.	28,146	587,970
	Jabil Circuit, Inc.	38,875	749,121
			2,550,529
	Engineering & Construction 0.2%
	AECOM (c)	18,811	579,190
	Fluor Corp.	3,724	199,979
			779,169
	Entertainment 0.2%
	Dolby Laboratories, Inc. Class A	10,130	440,250
	International Game Technology PLC	24,400	445,300
			885,550
	Environmental Controls 0.3%
	Clean Harbors, Inc. (c)	992	48,945
	Republic Services, Inc.	8,807	419,654
	Waste Management, Inc.	9,738	574,542
			1,043,141
	Finance - Consumer Loans 0.3%
	Synchrony Financial (c)	43,423	1,244,503

	Finance - Credit Card 0.3%
	American Express Co.	7,384	453,378
	Discover Financial Services	10,230	520,911
			974,289
	Finance - Investment Banker/Broker 0.1%
	Charles Schwab Corp. (The)	15,970	447,479

	Finance - Mortgage Loan/Banker 0.3%
	CoreLogic, Inc. (c)	13,213	458,491
	FNF Group	21,308	722,341
			1,180,832
	Finance - Other Services 0.8%
	CME Group, Inc.	4,710	452,395
¤	Intercontinental Exchange, Inc.	5,205	1,223,904
	Nasdaq, Inc.	18,854	1,251,529
			2,927,828
	Food 2.0%
	Campbell Soup Co.	16,890	1,077,413
	ConAgra Foods, Inc.	9,367	417,956
	Flowers Foods, Inc.	25,288	466,817
	Ingredion, Inc.	11,234	1,199,679
	J.M. Smucker Co. (The)	4,698	609,988
	Mondelez International, Inc. Class A	12,827	514,619
	Pilgrim's Pride Corp. (c)	28,466	723,036
	Pinnacle Foods, Inc.	2,534	113,219
	Sysco Corp.	10,069	470,524
	Tyson Foods, Inc. Class A	27,010	1,800,487
			7,393,738
	Forest Products & Paper 0.1%
	Domtar Corp.	13,374	541,647

	Gas 1.4%
	Atmos Energy Corp.	12,778	948,894
	CenterPoint Energy, Inc.	44,734	935,835
	NiSource, Inc.	16,533	389,518
	Sempra Energy	4,669	485,809
	UGI Corp.	30,563	1,231,383
	Vectren Corp.	21,467	1,085,372
			5,076,811
	Hand & Machine Tools 0.3%
	Kennametal, Inc.	24,128	542,639
	Regal Beloit Corp.	8,279	522,322
			1,064,961
	Health Care - Products 1.2%
	Abbott Laboratories	10,790	451,346
	Alere, Inc. (c)	9,038	457,413
	Baxter International, Inc.	14,080	578,406
	Boston Scientific Corp. (c)	17,792	334,668
	Danaher Corp.	5,399	512,149
	DENTSPLY SIRONA, Inc.	9,920	611,370
	Medtronic PLC	6,814	511,050
	Stryker Corp.	4,187	449,223
	Thermo Fisher Scientific, Inc.	3,192	451,955
	VWR Corp. (c)	2,121	57,394
	Zimmer Biomet Holdings, Inc.	71	7,571
			4,422,545
	Health Care - Services 1.1%
	Aetna, Inc.	5,130	576,355
	Anthem, Inc.	4,143	575,836
	Centene Corp. (c)	7,662	471,749
	HCA Holdings, Inc. (c)	7,493	584,829
	Humana, Inc.	2,408	440,544
	LifePoint Health, Inc. (c)	13,800	955,650
	UnitedHealth Group, Inc.	4,476	576,956
			4,181,919
	Home Builders 0.3%
	D.R. Horton, Inc.	37,935	1,146,775

	Home Furnishing 0.3%
	Whirlpool Corp.	5,218	941,014

	Household Products & Wares 0.3%
	Avery Dennison Corp.	1,810	130,519
	Clorox Co. (The)	2,547	321,075
	Kimberly-Clark Corp.	3,810	512,483
			964,077
	Housewares 0.2%
	Tupperware Brands Corp.	11,313	655,928

	Insurance 5.2%
	Aflac, Inc.	9,199	580,825
	Alleghany Corp. (c)	909	451,046
	Allstate Corp. (The)	8,654	583,020
	American Financial Group, Inc.	4,396	309,347
	American International Group, Inc.	10,886	588,388
	American National Insurance Co.	5,276	609,378
	AmTrust Financial Services, Inc.	36,422	942,601
	Aspen Insurance Holdings, Ltd.	21,114	1,007,138
	Assurant, Inc.	2,445	188,632
	Assured Guaranty, Ltd.	40,980	1,036,794
	Axis Capital Holdings, Ltd.	2,851	158,116
	Berkshire Hathaway, Inc. Class B (c)	4,096	581,140
	Chubb, Ltd.	3,747	446,455
	Cincinnati Financial Corp.	2,595	169,609
	Endurance Specialty Holdings, Ltd.	7,856	513,311
	Everest Re Group, Ltd.	6,637	1,310,343
	Hanover Insurance Group, Inc. (The)	11,883	1,072,084
	Hartford Financial Services Group, Inc. (The)	36,754	1,693,624
	Lincoln National Corp.	7,190	281,848
	Marsh & McLennan Cos., Inc.	8,493	516,289
	MetLife, Inc.	13,688	601,451
	Old Republic International Corp.	44,503	813,515
	Principal Financial Group, Inc.	502	19,804
	Progressive Corp. (The)	55,447	1,948,408
	Prudential Financial, Inc.	8,126	586,860
	Reinsurance Group of America, Inc.	5,526	531,878
	RenaissanceRe Holdings, Ltd.	2,072	248,288
	Travelers Cos., Inc. (The)	4,993	582,733
	Validus Holdings, Ltd.	11,005	519,326
	Voya Financial, Inc.	14,686	437,202
	W.R. Berkley Corp.	30	1,686
	XL Group PLC	3,670	135,056
			19,466,195
	Internet 0.3%
	Expedia, Inc.	6,796	732,745
	Match Group, Inc. (c)	2,356	26,057
	Yahoo!, Inc. (c)	12,320	453,499
			1,212,301
	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.	1,513	515,283
	Franklin Resources, Inc.	11,445	446,927
	Legg Mason, Inc.	6,962	241,442
			1,203,652
	Iron & Steel 0.6%
	Nucor Corp.	20,902	988,665
	Steel Dynamics, Inc.	52,667	1,185,534
	United States Steel Corp.	10,981	176,245
			2,350,444
	Leisure Time 0.6%
	Brunswick Corp.	19,794	949,716
	Carnival Corp.	11,708	617,831
	Royal Caribbean Cruises, Ltd.	6,298	517,381
			2,084,928
	Lodging 0.1%
	MGM Resorts International (c)	19,760	423,654

	Machinery - Construction & Mining 0.2%
	Caterpillar, Inc.	6,766	517,869
	Joy Global, Inc.	15,410	247,639
			765,508
	Machinery - Diversified 0.7%
	AGCO Corp.	20,785	1,033,015
	BWX Technologies, Inc.	21,581	724,258
	Cummins, Inc.	5,287	581,253
	Deere & Co.	5,558	427,910
			2,766,436
	Media 1.1%
	Comcast Corp. Class A	9,567	584,352
	DISH Network Corp. Class A (c)	10,844	501,643
	John Wiley & Sons, Inc. Class A	5,960	291,384
	News Corp.
	Class A	31,958	408,104
	Class B	28,554	378,341
	Thomson Reuters Corp.	12,798	518,063
	Time Warner, Inc.	6,197	449,592
	Twenty-First Century Fox, Inc.
	Class A	16,079	448,283
	Class B	18,259	514,904
			4,094,666
	Metal Fabricate & Hardware 0.4%
	Timken Co. (The)	14,639	490,260
	Valmont Industries, Inc.	8,159	1,010,411
			1,500,671
	Mining 0.4%
	Newmont Mining Corp.	43,367	1,152,695
	Southern Copper Corp.	18,194	504,156
			1,656,851
	Miscellaneous - Manufacturing 0.9%
	Carlisle Cos., Inc.	11,556	1,149,822
	Dover Corp.	237	15,246
	Eaton Corp. PLC	8,246	515,870
	General Electric Co.	16,339	519,417
	Textron, Inc.	15,615	569,323
	Trinity Industries, Inc.	38,468	704,349
			3,474,027
	Office Equipment/Supplies 0.6%
	Pitney Bowes, Inc.	49,548	1,067,264
	Xerox Corp.	93,656	1,045,201
			2,112,465
	Oil & Gas 3.8%
	Anadarko Petroleum Corp.	9,679	450,751
	Antero Resources Corp. (c)	429	10,669
	Apache Corp.	9,215	449,784
	California Resources Corp.	87,980	90,619
	Chesapeake Energy Corp.	6,228	25,659
	Chevron Corp.	5,395	514,683
	Cimarex Energy Co.	3,351	325,952
	Cobalt International Energy, Inc. (c)	3,149	9,353
	Concho Resources, Inc. (c)	5,242	529,652
	ConocoPhillips	11,294	454,809
	Continental Resources, Inc. (c)	383	11,628
	CVR Energy, Inc.	249	6,499
	Denbury Resources, Inc.	96,539	214,317
	Devon Energy Corp.	17,151	470,623
	Diamondback Energy, Inc. (c)	1,804	139,233
	Energen Corp.	490	17,929
	EOG Resources, Inc.	5,930	430,399
	EQT Corp.	5,613	377,530
	Exxon Mobil Corp.	6,876	574,765
	Gulfport Energy Corp. (c)	429	12,158
	Helmerich & Payne, Inc.	819	48,092
	Hess Corp.	13,622	717,198
	HollyFrontier Corp.	6,255	220,927
	Kosmos Energy, Ltd. (c)	1,771	10,307
	Laredo Petroleum, Inc. (c)	1,231	9,762
	Marathon Oil Corp.	18,538	206,513
	Marathon Petroleum Corp.	15,854	589,452
	Murphy Oil Corp.	9,077	228,650
	Nabors Industries, Ltd.	15,345	141,174
	Newfield Exploration Co. (c)	14,272	474,544
	Noble Corp. PLC	5,529	57,225
	Noble Energy, Inc.	22,675	712,222
	Occidental Petroleum Corp.	6,587	450,748
	Patterson-UTI Energy, Inc.	60,388	1,064,037
	PBF Energy, Inc. Class A	25,862	858,618
	Phillips 66	6,647	575,564
	Pioneer Natural Resources Co.	7,318	1,029,935
	QEP Resources, Inc.	3,995	56,369
	Range Resources Corp.	3,019	97,755
	Rice Energy, Inc. (c)	1,881	26,259
	SM Energy Co.	5,042	94,487
	Southwestern Energy Co. (c)	5,437	43,877
	Tesoro Corp.	8,666	745,363
	Valero Energy Corp.	8,903	571,038
	Whiting Petroleum Corp. (c)	1,254	10,007
	WPX Energy, Inc. (c)	3,246	22,690
			14,179,825
	Oil & Gas Services 0.7%
	Baker Hughes, Inc.	10,475	459,119
	FMC Technologies, Inc. (c)	2,894	79,180
	Halliburton Co.	12,778	456,430
	RPC, Inc.	66,558	943,792
	Schlumberger, Ltd.	6,129	452,014
	Superior Energy Services, Inc.	4,043	54,136
	Targa Resources Corp.	1,652	49,329
			2,494,000
	Packaging & Containers 0.1%
	Crown Holdings, Inc. (c)	4,942	245,074

	Pharmaceuticals 1.6%
	Allergan PLC (c)	1,636	438,497
	Baxalta, Inc.	11,090	448,036
	Cardinal Health, Inc.	7,103	582,091
	Express Scripts Holding Co. (c)	8,461	581,186
	Herbalife, Ltd. (c)	16,491	1,015,186
	Johnson & Johnson	4,712	509,838
	Mallinckrodt PLC (c)	10,196	624,811
	Merck & Co., Inc.	9,646	510,370
	Mylan N.V. (c)	12,363	573,025
	Perrigo Co. PLC	2,692	344,388
	Pfizer, Inc.	17,116	507,318
			6,134,746
	Pipelines 0.4%
	Columbia Pipeline Group, Inc.	20,842	523,134
	Kinder Morgan, Inc.	25,354	452,823
	Spectra Energy Corp.	14,862	454,777
			1,430,734
	Real Estate 0.3%
	Realogy Holdings Corp. (c)	28,578	1,031,952
	RMR Group, Inc. (The) Class A (c)	1	25
			1,031,977
	Real Estate Investment Trusts 6.1%
	Alexandria Real Estate Equities, Inc.	10	909
	American Campus Communities, Inc.	8,184	385,385
	American Capital Agency Corp.	1,138	21,201
	Annaly Capital Management, Inc.	12,026	123,387
	Apartment Investment & Management Co. Class A	16,877	705,796
	Apple Hospitality REIT, Inc.	28,321	561,039
	AvalonBay Communities, Inc.	8,622	1,639,904
	Brandywine Realty Trust	3,662	51,378
	Brixmor Property Group, Inc.	9,432	241,648
	Camden Property Trust	9,293	781,448
	CBL & Associates Properties, Inc.	28,504	339,198
	Columbia Property Trust, Inc.	9,848	216,558
	DDR Corp.	28,281	503,119
	Digital Realty Trust, Inc.	7,674	679,072
	Duke Realty Corp.	24,560	553,582
	Empire State Realty Trust, Inc. Class A	20,259	355,140
	Equity Commonwealth (c)	20,336	573,882
	Equity Residential	6,839	513,130
	Essex Property Trust, Inc.	1,711	400,134
	General Growth Properties, Inc.	22,012	654,417
	HCP, Inc.	22,274	725,687
	Hospitality Properties Trust	19,295	512,475
	Host Hotels & Resorts, Inc.	53,298	890,077
	Iron Mountain, Inc.	9,998	339,032
	Kimco Realty Corp.	21,705	624,670
	Macerich Co. (The)	5,387	426,866
	Mid-America Apartment Communities, Inc.	7,816	798,873
	National Retail Properties, Inc.	6,804	314,345
	Outfront Media, Inc.	25,631	540,814
	Piedmont Office Realty Trust, Inc. Class A	9,439	191,706
	Post Properties, Inc.	7,029	419,912
	ProLogis, Inc.	18,229	805,357
	Public Storage	1,629	449,327
	Rayonier, Inc.	5,336	131,693
	Realty Income Corp.	10,005	625,413
	Regency Centers Corp.	2,895	216,691
	Retail Properties of America, Inc. Class A	23,488	372,285
	SL Green Realty Corp.	1,740	168,571
	Starwood Property Trust, Inc.	9,025	170,843
	Taubman Centers, Inc.	5,231	372,604
	UDR, Inc.	12,065	464,864
	Ventas, Inc.	17,243	1,085,619
	VEREIT, Inc.	90,991	807,090
	Vornado Realty Trust	5,643	532,869
	Weingarten Realty Investors	1,208	45,324
	Welltower, Inc.	4,329	300,173
	Weyerhaeuser Co.	22,794	706,158
	WP Carey, Inc.	150	9,336
	WP Glimcher, Inc.	34,608	328,430
			22,677,431
	Retail 2.1%
	Best Buy Co., Inc.	14,199	460,616
	CST Brands, Inc.	11,691	447,648
	CVS Health Corp.	5,019	520,621
	Darden Restaurants, Inc.	5,241	347,478
	Foot Locker, Inc.	2,776	179,052
	GameStop Corp. Class A	19,169	608,232
	J.C. Penney Co., Inc. (c)	20,916	231,331
	Kohl's Corp.	9,890	460,973
	PVH Corp.	13,782	1,365,245
	Staples, Inc.	53,590	591,098
	Target Corp.	7,005	576,371
	Wal-Mart Stores, Inc.	7,560	517,784
	Walgreens Boots Alliance, Inc.	5,390	454,054
	World Fuel Services Corp.	18,998	922,923
			7,683,426
	Savings & Loans 0.3%
	New York Community Bancorp, Inc.	78,569	1,249,247

	Semiconductors 1.9%
	Broadcom, Ltd.	2,903	448,513
	Cree, Inc. (c)	32,917	957,885
	Intel Corp.	17,950	580,682
	Maxim Integrated Products, Inc.	4,340	159,625
	Micron Technology, Inc. (c)	55,621	582,352
	NVIDIA Corp.	52,898	1,884,756
	ON Semiconductor Corp. (c)	94,342	904,740
	QUALCOMM, Inc.	11,466	586,371
	Teradyne, Inc.	43,162	931,868
			7,036,792
	Software 1.3%
	Activision Blizzard, Inc.	48,997	1,658,058
	Allscripts Healthcare Solutions, Inc. (c)	32,831	433,697
	First Data Corp. Class A (c)	34,938	452,098
	Microsoft Corp.	10,623	586,708
	Nuance Communications, Inc. (c)	57,688	1,078,189
	Oracle Corp.	14,280	584,195
			4,792,945
	Telecommunications 2.0%
	ARRIS International PLC (c)	8,352	191,428
	AT&T, Inc.	13,038	510,698
	CenturyLink, Inc.	49,429	1,579,751
	Cisco Systems, Inc.	20,684	588,873
	EchoStar Corp. Class A (c)	17,493	774,765
	Frontier Communications Corp.	60,842	340,107
	Juniper Networks, Inc.	41,111	1,048,742
	T-Mobile U.S., Inc. (c)	13,384	512,607
	Telephone & Data Systems, Inc.	34,581	1,040,542
	United States Cellular Corp. (c)	6,924	316,358
	Verizon Communications, Inc.	10,753	581,522
	Zayo Group Holdings, Inc. (c)	6,854	166,141
			7,651,534
	Toys, Games & Hobbies 0.5%
	Hasbro, Inc.	4,953	396,735
	Mattel, Inc.	42,952	1,444,046
			1,840,781
	Transportation 0.4%
	CSX Corp.	19,867	511,575
	FedEx Corp.	3,565	580,097
	Norfolk Southern Corp.	6,212	517,149
			1,608,821
	Water 0.5%
	American Water Works Co., Inc.	17,438	1,202,002
	Aqua America, Inc.	17,971	571,837
			1,773,839
	Total Common Stocks (Cost $196,019,749)		225,106,048

	Exchange-Traded Funds 8.5% (d)
¤	iShares Intermediate Credit Bond ETF	54,241	5,950,238
¤	iShares Intermediate Government / Credit Bond ETF	161,530	18,089,745
	iShares Russell 1000 Value ETF	8,633	853,027
	S&P 500 Index - SPDR Trust Series 1	8,845	1,818,178
¤	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	17,466	4,588,667
	Vanguard Mid-Cap Value ETF	7,223	629,268
	Total Exchange-Traded Funds (Cost $30,988,166)		31,929,123

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR Expires 1/30/19 (c)(e)(f)	9,999	10,148
Safeway PDC LLC CVR Expires 1/30/17 (c)(e)(f)	9,999	488
Total Rights (Cost $10,636)		10,636

	Principal Amount
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $1,250,289 (Collateralized by United States Treasury and Government Agency securities with rates between 1.00% and 1.625% and maturity dates between 3/31/19 and 9/30/19, with a Principal Amount of $1,270,000 and a Market Value of $1,280,366)	$1,250,288	1,250,288
Total Short-Term Investment (Cost $1,250,288)		1,250,288
Total Investments (Cost $342,339,319) (g)	99.9%	373,424,240
Other Assets, Less Liabilities	0.1	375,914
Net Assets	100.0%	$373,800,154

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, the total market value of these securities was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Illiquid security - As of March 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	As of March 31, 2016, cost was $344,720,194 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$35,614,974
Gross unrealized depreciation	(6,910,928)
Net unrealized appreciation	$28,704,046

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	19	June 2016	$2,302,117	$(1,343)
10-Year United States Treasury Note	68	June 2016	8,866,563	(33,685)
10-Year United States Treasury Ultra Note	(26)	June 2016	(3,659,500)	21,089
			$7,509,180	$(13,939)

1. As of March 31, 2016, cash in the amount of $90,960 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,213,140	$—	$5,213,140
Corporate Bonds	—	55,382,070	—	55,382,070
Foreign Government Bonds	—	565,521	—	565,521
Mortgage-Backed Securities	—	2,818,467	—	2,818,467
U.S. Government & Federal Agencies	—	51,148,947	—	51,148,947
Total Long-Term Bonds	—	115,128,145	—	115,128,145
Common Stocks	225,106,048	—	—	225,106,048
Exchange-Traded Funds	31,929,123	—	—	31,929,123
Rights (b)	—	—	10,636	10,636
Short-Term Investment
Repurchase Agreement	—	1,250,288	—	1,250,288
Total Investments in Securities	257,035,171	116,378,433	10,636	373,424,240
Other Financial Instruments
Futures Contracts Short (c)	21,089	—	—	21,089
Total Investments in Securities and Other Financial Instruments	$257,056,260	$116,378,433	$10,636	$373,445,329

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (c)	$(35,028)	$—	$—	$(35,028)
Total Other Financial Instruments	$(35,028)	$—	$—	$(35,028)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,636 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Rights
Food & Staples Retailing	$10,636	$-	$-	$-	$-	$-	$-	$-	$10,636	$-
Total	$10,636	$-	$-	$-	$-	$-	$-	$-	$10,636	$-

MainStay VP Bond Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 7.3%
	Automobile 0.3%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.891%, due 1/7/25 (a)(b)	$839,394	$837,755
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (b)	1,700,000	1,700,053
			2,537,808
	Home Equity 0.2%
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (c)	182,897	184,360
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (c)	1,276,310	719,496
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.239%, due 6/25/33 (c)	1,347,227	1,375,916
			2,279,772
	Other ABS 6.8%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.857%, due 7/20/26 (a)(b)	2,100,000	2,080,428
	Apidos CLO XIV Series 2013-14A, Class A 1.471%, due 4/15/25 (a)(b)	5,300,000	5,155,310
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 1.573%, due 7/28/25 (a)(b)	2,600,000	2,543,814
	Babson CLO, Ltd. Series 2013-IA, Class A 1.417%, due 4/20/25 (a)(b)	5,400,000	5,280,336
	Carlyle Global Market Strategies CLO, Ltd. Series 2014-2A, Class A 1.832%, due 5/15/25 (a)(b)	3,200,000	3,162,368
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 1.816%, due 10/23/26 (a)(b)	2,600,000	2,561,026
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)	245,598	249,565
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class A 1.665%, due 4/18/26 (a)(b)	4,300,000	4,217,397
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 5.033%, due 10/25/34 (c)	293,973	296,193
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.801%, due 7/15/26 (a)(b)	4,200,000	4,158,714
	Highbridge Loan Management, Ltd Series 6A-2015, Class A 1.784%, due 5/5/27 (a)(b)	1,000,000	987,431
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (b)	1,726,291	1,717,493
	Jamestown CLO III, Ltd. Series 2013-3A, Class A1A 1.771%, due 1/15/26 (a)(b)	4,600,000	4,500,778
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 4.974%, due 1/25/37 (c)	887,213	574,403
	Magnetite VIII, Ltd. Series 2014-8A, Class A 1.801%, due 4/15/26 (a)(b)	4,000,000	3,991,760
	Magnetite XII, Ltd. Series 2015-12A, Class A 1.821%, due 4/15/27 (a)(b)	500,000	494,030
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (b)	826,105	812,001
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 1.723%, due 7/15/27 (a)(b)	4,300,000	4,235,074
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.814%, due 11/18/26 (a)(b)	5,200,000	5,128,968
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.868%, due 2/20/25 (a)(b)	4,000,000	3,937,480
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	61,767	63,527
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.491%, due 4/15/25 (a)(b)	4,100,000	4,014,925
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (b)	871,070	867,487
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (b)	900,000	900,222
	Voya CLO, Ltd.
	Series 2014-2A, Class A1 1.765%, due 7/17/26 (a)(b)	1,400,000	1,384,502
	Series 2014-1A, Class A1 1.815%, due 4/18/26 (a)(b)	2,640,000	2,612,781
			65,928,013
	Total Asset-Backed Securities (Cost $72,452,660)		70,745,593

	Corporate Bonds 41.6%
	Aerospace & Defense 0.5%
	BAE Systems PLC 4.75%, due 10/11/21 (b)	2,000,000	2,189,396
	Lockheed Martin Corp. 4.70%, due 5/15/46	2,375,000	2,655,561
			4,844,957
	Auto Manufacturers 2.3%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,725,000	1,752,797
	3.875%, due 9/15/21 (b)	1,625,000	1,739,736
¤	Ford Motor Credit Co. LLC
	2.943%, due 1/8/19	2,750,000	2,792,427
	3.219%, due 1/9/22	4,475,000	4,558,217
	3.336%, due 3/18/21	3,375,000	3,473,023
	General Motors Co. 6.75%, due 4/1/46	3,000,000	3,410,304
	General Motors Financial Co., Inc.
	3.10%, due 1/15/19	1,450,000	1,467,341
	4.375%, due 9/25/21	3,000,000	3,100,581
			22,294,426
	Banks 10.5%
¤	Bank of America Corp.
	2.625%, due 10/19/20	1,775,000	1,787,368
	4.45%, due 3/3/26	2,950,000	3,039,058
	5.00%, due 1/21/44	4,750,000	5,242,347
	5.625%, due 7/1/20	925,000	1,039,435
	Capital One N.A. 2.95%, due 7/23/21	3,300,000	3,317,965
	Citigroup, Inc.
	4.60%, due 3/9/26	3,850,000	3,947,536
	5.30%, due 5/6/44	4,000,000	4,185,212
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	4.375%, due 8/4/25	2,000,000	2,059,198
	5.25%, due 8/4/45	4,000,000	4,325,848
	Discover Bank 3.10%, due 6/4/20	2,650,000	2,669,430
	Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,081,863
	Goldman Sachs Group, Inc. (The)
	4.25%, due 10/21/25	5,000,000	5,083,935
	5.15%, due 5/22/45	2,475,000	2,514,310
	5.375%, due 3/15/20	850,000	943,188
	6.15%, due 4/1/18	1,250,000	1,352,243
	6.25%, due 2/1/41	550,000	683,835
	HBOS PLC 6.75%, due 5/21/18 (b)	7,547,000	8,160,813
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,607,773
	HSBC USA, Inc. 1.508%, due 9/24/18 (a)	2,800,000	2,786,596
	Huntington National Bank (The)
	2.20%, due 11/6/18	2,275,000	2,278,722
	2.875%, due 8/20/20	3,225,000	3,237,726
	JPMorgan Chase & Co.
	3.875%, due 9/10/24	2,000,000	2,051,102
	4.25%, due 10/1/27	1,200,000	1,248,156
	5.40%, due 1/6/42	2,425,000	2,896,049
	Korea Development Bank (The) 3.875%, due 5/4/17	1,300,000	1,334,849
	Lloyds Banking Group PLC 4.65%, due 3/24/26	2,675,000	2,651,107
¤	Morgan Stanley
	4.35%, due 9/8/26	4,025,000	4,142,051
	5.50%, due 1/26/20	800,000	891,569
	5.625%, due 9/23/19	5,300,000	5,897,670
	Nordea Bank AB 4.25%, due 9/21/22 (b)	3,735,000	3,915,158
	Santander UK PLC 5.00%, due 11/7/23 (b)	6,477,000	6,573,546
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (b)	5,700,000	5,696,312
			101,641,970
	Beverages 1.4%
¤	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	3,575,000	3,673,624
	3.65%, due 2/1/26	4,950,000	5,205,484
	4.90%, due 2/1/46	4,000,000	4,470,248
			13,349,356
	Building Materials 1.5%
	CRH America, Inc. 5.125%, due 5/18/45 (b)	3,200,000	3,270,486
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,841,142
	Masco Corp.
	3.50%, due 4/1/21	3,825,000	3,853,688
	4.375%, due 4/1/26	3,175,000	3,232,499
			14,197,815
	Chemicals 1.2%
	Airgas, Inc. 2.375%, due 2/15/20	2,000,000	2,012,700
	Cabot Corp. 5.00%, due 10/1/16	2,100,000	2,133,529
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,631,529
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	2,140,000	2,081,150
			11,858,908
	Commercial Services 0.9%
	Equifax, Inc. 7.00%, due 7/1/37	1,799,000	2,094,052
	Experian Finance PLC 2.375%, due 6/15/17 (b)	6,769,000	6,757,770
			8,851,822
	Computers 0.4%
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20 (b)	3,600,000	3,743,428

	Diversified Financial Services 0.1%
	GE Capital International Funding Co. 4.418%, due 11/15/35 (b)	918,000	997,309
	General Electric Capital Corp. 5.875%, due 1/14/38	287,000	373,933
			1,371,242
	Electric 2.9%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,037,039
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,534,173
	Duke Energy Progress Inc. 6.125%, due 9/15/33	500,000	634,514
	Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,923,580
	Exelon Corp.
	2.85%, due 6/15/20	1,825,000	1,862,402
	5.10%, due 6/15/45 (b)	3,000,000	3,255,447
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	5,000,000	5,212,260
	Great Plains Energy, Inc. 4.85%, due 6/1/21	385,000	419,070
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,035,492
	Nisource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,397,660
	5.65%, due 2/1/45	1,800,000	2,141,512
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,045,208
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,699,005
			28,197,362
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,732,331

	Energy 0.4%
	Exxon Mobil Corp. 4.114%, due 3/1/46	3,775,000	4,002,632

	Finance - Credit Card 0.4%
	Discover Financial Services
	3.85%, due 11/21/22	3,302,000	3,270,166
	5.20%, due 4/27/22	350,000	374,257
			3,644,423
	Finance - Other Services 0.3%
	Intercontinental Exchange, Inc. 2.75%, due 12/1/20	3,125,000	3,190,806

	Food 0.5%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,592,456
	4.625%, due 11/1/20	2,150,000	2,317,141
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,339,191
			5,248,788
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,217,879

	Health Care - Products 0.9%
	Becton Dickinson & Co. 4.685%, due 12/15/44	2,000,000	2,160,322
	Stryker Corp.
	2.625%, due 3/15/21	2,450,000	2,498,336
	4.625%, due 3/15/46	3,500,000	3,737,769
			8,396,427
	Insurance 3.0%
	ACE INA Holdings, Inc. 4.35%, due 11/3/45	2,275,000	2,479,320
	American International Group, Inc. 3.30%, due 3/1/21	7,175,000	7,335,627
	Assurant, Inc. 2.50%, due 3/15/18	2,500,000	2,503,207
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,950,000	4,073,078
	Berkshire Hathaway, Inc. 2.20%, due 3/15/21	1,125,000	1,148,880
	Farmers Exchange Capital III 5.454%, due 10/15/54 (a)(b)	3,000,000	2,850,000
	Loews Corp. 3.75%, due 4/1/26	1,500,000	1,529,511
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	4,944,000	5,420,414
	Voya Financial, Inc. 2.90%, due 2/15/18	1,350,000	1,370,797
			28,710,834
	Iron & Steel 0.4%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,705,433
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	2,300,000	2,217,191
			3,922,624
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,325,249

	Media 0.7%
	CCO Safari II LLC
	3.579%, due 7/23/20 (b)	3,750,000	3,831,889
	4.908%, due 7/23/25 (b)	3,000,000	3,164,448
			6,996,337
	Mining 0.5%
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	2,750,000	2,680,081
	Yamana Gold, Inc. 4.95%, due 7/15/24	2,850,000	2,408,250
			5,088,331
	Miscellaneous - Manufacturing 0.3%
	Carlisle Cos., Inc. 6.125%, due 8/15/16	2,500,000	2,541,027

	Oil & Gas 3.4%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	2,975,000	3,006,556
	BP Capital Markets PLC 3.062%, due 3/17/22	2,750,000	2,802,657
	Continental Resources, Inc. 3.80%, due 6/1/24	3,975,000	3,140,250
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	2,900,000	2,918,563
	Marathon Petroleum Corp. 5.00%, due 9/15/54	2,700,000	2,113,285
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	3,673,041
	Petroleos Mexicanos
	3.125%, due 1/23/19	2,275,000	2,254,525
	3.50%, due 1/30/23	1,575,000	1,427,344
	5.75%, due 3/1/18	2,000,000	2,105,000
	Shell International Finance B.V. 4.375%, due 5/11/45	3,500,000	3,510,055
	Valero Energy Corp.
	4.90%, due 3/15/45	6,000,000	5,357,304
	6.625%, due 6/15/37	550,000	596,566
			32,905,146
	Oil & Gas Services 0.9%
	Halliburton Co.
	2.70%, due 11/15/20	925,000	939,082
	3.80%, due 11/15/25	1,425,000	1,427,202
	5.00%, due 11/15/45	1,500,000	1,466,008
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (b)	5,000,000	5,069,175
			8,901,467
	Pharmaceuticals 0.6%
	Actavis Funding SCS
	3.00%, due 3/12/20	1,300,000	1,336,670
	3.80%, due 3/15/25	3,025,000	3,148,248
	Bayer U.S. Finance LLC 3.00%, due 10/8/21 (b)	1,500,000	1,569,075
			6,053,993
	Pipelines 2.3%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	5,975,000	5,740,762
	6.50%, due 2/1/42	1,300,000	1,180,222
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	3,494,214
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	379,183
	Kinder Morgan, Inc. 3.05%, due 12/1/19	4,500,000	4,430,259
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	1,925,000	1,749,257
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,760,794
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	2,350,000	2,231,320
			21,966,011
	Real Estate 0.2%
	WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, due 9/17/19 (b)	1,450,000	1,459,856

	Real Estate Investment Trusts 0.7%
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,591,410
	4.75%, due 4/15/18	2,000,000	2,079,254
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,907,745
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,139,398
			6,717,807
	Retail 0.4%
	McDonald's Corp.
	2.75%, due 12/9/20	875,000	906,262
	4.875%, due 12/9/45	2,800,000	3,058,908
			3,965,170
	Software 0.2%
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,469,099

	Sovereign 0.1%
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	600,585

	Telecommunications 2.6%
	AT&T, Inc.
	4.125%, due 2/17/26	3,000,000	3,168,213
	4.45%, due 4/1/24	4,500,000	4,870,786
	4.50%, due 5/15/35	2,500,000	2,465,245
	Cisco Systems, Inc. 2.20%, due 2/28/21	3,025,000	3,085,185
	Orange S.A. 5.375%, due 1/13/42	1,675,000	1,953,037
	Telefonica Emisiones SAU 3.192%, due 4/27/18	5,000,000	5,129,700
	Verizon Communications, Inc.
	4.272%, due 1/15/36	866,000	861,663
	4.862%, due 8/21/46	3,000,000	3,163,563
	6.40%, due 9/15/33	90,000	110,700
			24,808,092
	Textiles 0.1%
	Mohawk Industries, Inc. 3.85%, due 2/1/23	925,000	955,218

	Transportation 0.6%
	Norfolk Southern Corp.
	4.65%, due 1/15/46	3,625,000	3,861,125
	5.64%, due 5/17/29	1,400,000	1,671,523
			5,532,648
	Total Corporate Bonds (Cost $392,796,095)		401,704,066

	Foreign Government Bonds 0.2%
	Sovereign 0.2%
	Poland Government International Bond 5.00%, due 3/23/22	350,000	390,758
	Turkey Government International Bond 6.75%, due 4/3/18	1,250,000	1,345,412
	Total Foreign Government Bonds (Cost $1,670,629)		1,736,170

	Mortgage-Backed Securities 8.5%
	Agency (Collateralized Mortgage Obligations) 0.6%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	2,300,000	2,489,440
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,589,701
			5,079,141
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.2%
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW11, Class AM 5.477%, due 3/11/39 (a)	31,058	30,859
	Series 2006-T24, Class AM 5.568%, due 10/12/41 (a)	4,000,000	4,046,960
	Series 2007-PW16, Class A4 5.721%, due 6/11/40 (a)	1,332,845	1,365,304
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.586%, due 8/15/26 (a)(b)	1,340,261	1,338,636
	Citigroup Commercial Mortgage Trust
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,100,000	1,188,150
	Series 2006-C5, Class A4 5.431%, due 10/15/49	3,515,699	3,538,787
¤	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.488%, due 6/8/30 (a)(b)	3,400,000	3,377,541
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,679,024
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,446,971
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	2,075,999
	Series 2007-C9, Class A4 5.813%, due 12/10/49 (a)	2,163,655	2,246,977
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	1,700,000	1,789,476
	GS Mortgage Securities Trust
	Series 2014-GC22, Class A5 3.862%, due 6/10/47 (a)	2,600,000	2,808,480
	Series 2015-GC32, Class AS 4.018%, due 7/10/48	3,000,000	3,107,579
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	2,600,000	2,682,856
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,278,838
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	1,869,073	1,878,034
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	4,036,232	4,078,548
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	806,891	806,339
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,320,931
	Series 2007-C7, Class A3 5.866%, due 9/15/45 (a)	2,939,387	3,091,160
	ML-CFC Commercial Mortgage Trust
	Series 2006-4, Class A3 5.172%, due 12/12/49	1,666,798	1,684,895
	Series 2007-6, Class A4 5.485%, due 3/12/51 (a)	4,350,000	4,438,529
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,033,036
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,170,543
	Series 2013-C12, Class A4 4.259%, due 10/15/46	2,600,000	2,879,924
	Morgan Stanley Capital I Trust
	Series 2011-C2, Class A2 3.476%, due 6/15/44 (b)	107,191	107,180
	Series 2006-HQ10, Class A4 5.328%, due 11/12/41	664,323	667,346
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	1,821,814	1,847,193
	Series 2007-IQ16, Class A4 5.809%, due 12/12/49	3,371,417	3,513,153
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	474,602	478,711
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	500,000	516,116
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	200,000	201,250
			69,715,325
	Whole Loan (Collateralized Mortgage Obligations) 0.7%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (a)	359,787	295,294
	JPMorgan Mortgage Trust
	Series 2014-2, Class 1A1 3.00%, due 6/25/29 (a)(b)	3,290,919	3,371,649
	Series 2015-6, Class A5 3.50%, due 10/25/45 (a)(b)	2,448,607	2,492,195
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (c)	1,256,193	688,289
			6,847,427
	Total Mortgage-Backed Securities (Cost $83,749,015)		81,641,893

	Municipal Bonds 1.1%
	California 0.2%
	Sacramento Municipal Utility District 6.322%, due 5/15/36	1,650,000	2,125,282

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue 5.74%, due 12/1/29	1,720,000	2,114,121

	Texas 0.6%
	City of San Antonio, Texas, Water System Revenue 5.502%, due 5/15/29	2,000,000	2,464,580
	Dallas Area Rapid Transit 5.022%, due 12/1/48	700,000	878,948
	Texas Transportation Commission, State Highway Fund 5.178%, due 4/1/30	2,150,000	2,647,596
			5,991,124
	Washington 0.1%
	City of Seattle, Washington, Water System Revenue 5.62%, due 8/1/30	340,000	421,760
	Total Municipal Bonds (Cost $10,049,104)		10,652,287

	U.S. Government & Federal Agencies 40.6%
	Federal Home Loan Mortgage Corporation 0.8%
	1.00%, due 9/27/17	1,325,000	1,330,682
	1.125%, due 5/25/18	1,700,000	1,700,160
	1.20%, due 8/24/18	2,500,000	2,500,200
	6.25%, due 7/15/32	1,600,000	2,339,510
			7,870,552
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.0%
	2.395%, due 12/1/41 (a)	662,167	684,057
	2.50%, due 6/1/28	4,210,204	4,338,036
	2.50%, due 1/1/31	2,075,010	2,132,006
	3.00%, due 9/1/30	4,485,540	4,692,781
	3.00%, due 9/1/33	2,712,862	2,822,384
	3.00%, due 8/1/43	4,955,927	5,081,334
	3.00%, due 6/1/45	4,353,901	4,461,600
	3.00%, due 3/1/46	1,900,000	1,946,998
	3.50%, due 12/1/20	1,002,155	1,057,858
	3.50%, due 9/1/25	66,432	70,257
	3.50%, due 11/1/25	35,828	37,904
	3.50%, due 3/1/26	229,316	242,591
	3.50%, due 1/1/29	716,117	755,921
	3.50%, due 3/1/29	30,764	32,474
	3.50%, due 9/1/45	16,865,025	17,667,753
	3.50%, due 10/1/45	989,248	1,036,333
	3.50%, due 4/1/46 TBA (e)	400,000	418,704
	4.00%, due 7/1/23	301,656	316,034
	4.00%, due 8/1/25	126,882	135,512
	4.00%, due 1/1/31	356,460	384,439
	4.00%, due 11/1/41	169,593	181,394
	4.00%, due 1/1/42	191,128	204,443
	4.00%, due 4/1/42	4,363,317	4,666,645
	4.00%, due 5/1/44	7,198,342	7,686,297
	4.00%, due 7/1/45	475,206	507,651
	4.50%, due 4/1/22	75,974	80,037
	4.50%, due 4/1/23	19,248	20,643
	4.50%, due 6/1/24	49,338	52,600
	4.50%, due 7/1/24	112,908	120,374
	4.50%, due 5/1/25	243,294	261,341
	4.50%, due 4/1/31	328,001	359,068
	4.50%, due 11/1/39	2,109,935	2,294,359
	4.50%, due 8/1/40	210,634	229,531
	4.50%, due 9/1/40	1,092,345	1,190,310
	4.50%, due 11/1/40	499,517	544,280
	4.50%, due 7/1/41	412,730	449,796
	4.50%, due 1/1/44	756,365	822,229
	5.00%, due 3/1/23	7,260	7,569
	5.00%, due 6/1/23	107,692	115,877
	5.00%, due 8/1/23	13,992	15,073
	5.00%, due 7/1/24	91,056	97,982
	5.00%, due 3/1/25	214,313	228,986
	5.00%, due 6/1/30	269,278	296,438
	5.00%, due 8/1/35	97,897	108,508
	5.00%, due 4/1/37	1,586,285	1,755,498
	5.00%, due 8/1/37	306,159	337,031
	5.00%, due 3/1/40	625,623	687,905
	5.50%, due 12/1/18	44,500	45,979
	5.50%, due 9/1/21	97,719	103,901
	5.50%, due 9/1/22	84,934	90,792
	5.50%, due 9/1/37	650,040	726,909
	5.50%, due 8/1/38	289,119	323,567
	5.50%, due 12/1/38	823,125	916,970
	6.00%, due 7/1/21	338,531	361,790
	6.00%, due 8/1/36	205,810	234,102
	6.00%, due 9/1/37	277,843	315,462
	6.00%, due 5/1/40	709,955	812,588
	6.50%, due 7/1/17	11,616	11,644
	6.50%, due 11/1/35	40,402	46,749
	6.50%, due 8/1/37	35,107	39,965
	6.50%, due 11/1/37	101,660	115,728
	6.50%, due 9/1/39	219,037	249,348
	7.00%, due 1/1/33	535,811	616,576
	7.00%, due 9/1/33	116,220	134,548
			76,783,459
¤	Federal National Mortgage Association 2.2%
	1.00%, due 12/28/17	1,500,000	1,500,351
	1.00%, due 2/15/18	2,700,000	2,700,116
	1.375%, due 2/26/21	8,500,000	8,499,312
	1.50%, due 11/30/20	2,000,000	2,020,014
	3.50%, due 11/1/45	1,200,001	1,258,759
	4.50%, due 11/1/44	900,000	982,716
	6.25%, due 5/15/29	3,000,000	4,278,657
			21,239,925
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.8%
	2.236%, due 6/1/42 (a)	773,326	792,074
	2.50%, due 2/1/28	2,590,037	2,671,308
	2.50%, due 5/1/28	2,833,751	2,922,213
	2.50%, due 6/1/30	2,311,147	2,374,756
	2.50%, due 1/1/31	295,822	303,964
	2.50%, due 5/1/43	764,438	761,974
	2.651%, due 1/1/42 (a)	1,268,017	1,337,693
	3.00%, due 9/1/29	1,932,043	2,019,818
	3.00%, due 3/1/30	1,039,745	1,086,668
	3.00%, due 1/1/31	297,351	310,775
	3.00%, due 4/1/31 TBA (e)	4,100,000	4,282,578
	3.00%, due 3/1/35	629,141	656,799
	3.00%, due 4/1/35	1,019,475	1,057,121
	3.00%, due 9/1/43	2,065,179	2,122,803
	3.00%, due 9/1/45	15,887,025	16,308,650
	3.00%, due 4/1/46 TBA (e)	400,000	410,312
	3.50%, due 10/1/20	1,019,118	1,076,473
	3.50%, due 9/1/21	84,125	88,860
	3.50%, due 11/1/28	728,949	770,092
	3.50%, due 4/1/29	221,270	233,723
	3.50%, due 8/1/29	814,081	862,761
	3.50%, due 2/1/32	673,196	712,546
	3.50%, due 4/1/32	917,878	971,550
	3.50%, due 10/1/34	631,979	667,616
	3.50%, due 11/1/40	378,744	397,938
	3.50%, due 10/1/43	2,888,686	3,032,588
	3.50%, due 8/1/45	11,061,418	11,603,045
	3.50%, due 9/1/45	1,068,501	1,120,821
	3.50%, due 10/1/45	11,536,662	12,101,560
	3.50%, due 12/1/45	199,020	208,765
	3.50%, due 4/1/46 TBA (e)	600,000	629,086
	3.50%, due 5/1/46 TBA (e)	18,500,000	19,364,298
	4.00%, due 8/1/18	244,845	254,928
	4.00%, due 4/1/20	175,655	182,888
	4.00%, due 10/1/20	109	113
	4.00%, due 3/1/22	109,223	115,006
	4.00%, due 12/1/25	1,583,408	1,691,867
	4.00%, due 4/1/31	516,007	555,802
	4.00%, due 12/1/39	175,759	187,777
	4.00%, due 7/1/40	897,261	959,160
	4.00%, due 11/1/41	1,991,141	2,133,450
	4.00%, due 3/1/42	963,234	1,031,125
	4.00%, due 5/1/42	2,132,399	2,284,787
	4.00%, due 11/1/44	13,901,280	14,851,768
	4.00%, due 4/1/46 TBA (e)	400,000	427,375
	4.50%, due 5/1/24	422,759	446,469
	4.50%, due 7/1/26	717,687	775,213
	4.50%, due 4/1/31	471,441	515,820
	4.50%, due 11/1/35	332,701	363,542
	4.50%, due 4/1/41	940,562	1,026,411
	4.50%, due 5/1/41	1,328,572	1,450,255
	4.50%, due 7/1/41	1,235,712	1,347,194
	4.50%, due 9/1/41	666,095	726,690
	4.50%, due 3/1/44	505,944	550,203
	4.50%, due 8/1/44	3,112,184	3,388,585
	5.00%, due 12/1/23	436,970	468,015
	5.00%, due 4/1/29	76,848	84,939
	5.00%, due 4/1/31	386,630	427,336
	5.00%, due 3/1/34	668,525	753,742
	5.00%, due 4/1/34	410,086	463,862
	5.00%, due 4/1/35	185,116	205,361
	5.00%, due 2/1/36	321,965	356,865
	5.00%, due 5/1/37	654	723
	5.00%, due 6/1/37	376,489	416,175
	5.00%, due 2/1/38	1,219,429	1,351,229
	5.00%, due 5/1/38	512,472	566,427
	5.00%, due 1/1/39	212,349	234,706
	5.00%, due 4/13/46 TBA (e)	900,000	995,625
	5.50%, due 5/1/16	97	97
	5.50%, due 1/1/21	3,037	3,185
	5.50%, due 12/1/21	8,106	8,804
	5.50%, due 1/1/22	47,323	50,554
	5.50%, due 2/1/22	2,763	2,976
	5.50%, due 10/1/28	713,818	799,964
	5.50%, due 4/1/34	195,834	221,611
	5.50%, due 8/1/37	177,705	200,255
	5.50%, due 3/1/38	481,310	541,136
	5.50%, due 6/1/38	426,918	479,632
	5.50%, due 1/1/39	893,016	1,004,012
	5.50%, due 11/1/39	175,972	198,119
	5.50%, due 6/1/40	130,751	147,011
	5.50%, due 4/13/46 TBA (e)	900,000	1,009,253
	6.00%, due 3/1/36	70,155	79,952
	6.00%, due 11/1/37	165,318	188,539
	6.00%, due 10/1/38	796,380	908,177
	6.00%, due 12/1/38	611,002	696,227
	6.00%, due 4/1/40	280,073	319,949
	6.00%, due 10/1/40	413,627	472,114
	6.50%, due 10/1/36	80,018	95,065
	6.50%, due 1/1/37	261,087	316,780
	6.50%, due 8/1/37	14,288	16,341
	6.50%, due 10/1/37	89,190	102,006
	7.00%, due 9/1/37	64,138	74,857
	7.00%, due 10/1/37	1,475	1,694
	7.00%, due 11/1/37	9,557	11,847
	7.50%, due 7/1/28	28,537	32,196
			142,835,014
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.7%
	3.00%, due 7/15/43	596,269	619,166
	3.00%, due 7/20/43	389,702	404,497
	3.00%, due 8/15/43	979,519	1,016,919
	3.00%, due 8/20/43	81,185	84,268
	3.00%, due 12/20/43	163,207	169,404
	3.00%, due 4/20/45	190,656	197,756
	3.00%, due 7/20/45	11,909,911	12,353,466
	3.00%, due 8/20/45	484,559	502,605
	3.00%, due 11/20/45	296,676	307,725
	3.00%, due 12/20/45	99,158	102,851
	3.50%, due 8/20/43	2,927,355	3,100,315
	3.50%, due 11/20/43	2,851,799	3,019,590
	3.50%, due 2/15/45	43,177	45,605
	3.50%, due 7/20/45	490,713	519,270
	3.50%, due 8/20/45	1,167,455	1,235,394
	3.50%, due 12/20/45	17,726,345	18,757,910
	3.50%, due 4/1/46 TBA (e)	1,200,000	1,266,187
	4.00%, due 1/20/42	2,102,860	2,262,828
	4.00%, due 2/20/42	831,353	894,348
	4.00%, due 8/20/43	2,404,243	2,600,821
	4.00%, due 10/20/43	893,490	955,703
	4.00%, due 3/15/44	152,229	162,752
	4.00%, due 6/20/44	858,817	918,588
	4.00%, due 7/15/44	918,341	981,825
	4.00%, due 8/20/44	2,801,346	2,995,887
	4.00%, due 9/20/44	788,669	843,338
	4.00%, due 12/20/44	547,543	585,457
	4.00%, due 1/20/45	425,690	455,169
	4.00%, due 4/20/45	560,046	598,913
	4.00%, due 8/15/45	538,301	575,863
	4.50%, due 6/15/39	2,055,830	2,243,270
	4.50%, due 6/15/40	471,463	514,441
	4.50%, due 6/20/40	944,489	1,027,995
	4.50%, due 9/15/40	582,583	643,692
	4.50%, due 3/20/41	370,085	402,823
	4.50%, due 4/20/41	292,860	318,755
	4.50%, due 9/20/41	550,067	598,709
	4.50%, due 12/20/41	95,071	103,478
	4.50%, due 4/20/42	189,948	206,744
	4.50%, due 8/20/43	598,794	642,466
	4.50%, due 3/20/44	907,842	975,329
	4.50%, due 12/20/44	352,161	378,291
	4.50%, due 4/20/45	291,560	313,076
	5.00%, due 9/15/39	477,264	535,187
	5.00%, due 6/15/40	606,790	673,510
	5.00%, due 7/15/40	499,706	556,598
	5.00%, due 9/20/40	1,928,170	2,132,865
	5.00%, due 10/20/41	155,670	172,914
	5.00%, due 8/20/43	132,974	144,165
	5.50%, due 1/20/35	8,104	9,155
	5.50%, due 7/15/35	123,362	140,191
	5.50%, due 8/15/35	87,764	99,944
	5.50%, due 5/15/36	80,171	90,802
	5.50%, due 6/15/38	54,663	61,334
	5.50%, due 1/15/39	197,512	221,830
	5.50%, due 3/20/39	594,898	656,708
	5.50%, due 7/15/39	141,536	158,796
	5.50%, due 12/15/39	48,417	54,321
	5.50%, due 2/15/40	278,171	312,125
	6.00%, due 11/15/37	45,350	51,177
	6.00%, due 12/15/37	318,352	359,257
	6.00%, due 9/15/38	281,024	317,283
	6.00%, due 10/15/38	97,476	110,000
	6.50%, due 3/15/36	110,734	126,757
	6.50%, due 6/15/36	90,041	103,070
	6.50%, due 9/15/36	34,323	39,289
	6.50%, due 7/15/37	101,585	118,772
	7.00%, due 7/15/31	39,229	42,167
			74,191,706
	United States Treasury Bonds 1.0%
	4.25%, due 5/15/39	5,900,000	7,808,048
	4.25%, due 11/15/40	1,400,000	1,853,141
			9,661,189
¤	United States Treasury Notes 6.1%
	0.875%, due 3/31/18	3,000,000	3,007,968
	1.00%, due 3/15/19	48,800,000	48,990,613
	1.25%, due 3/31/21	4,500,000	4,504,041
	1.50%, due 3/31/23	2,825,000	2,815,731
			59,318,353
	Total U.S. Government & Federal Agencies (Cost $384,541,584)		391,900,198
	Total Long-Term Bonds (Cost $945,259,087)		958,380,207

	Short-Term Investments 2.0%
	Other Commercial Paper 1.5%
	Northern Illinois Gas Co. 0.436%, due 4/1/16 (f)	15,000,000	15,000,000
	Total Other Commercial Paper (Cost $15,000,000)		15,000,000
	Repurchase Agreement 0.5%
	TD Securities (U.S.A.) LLC 0.29%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $5,248,042 (Collateralized by United States Treasury Bills with a zero coupon rate and maturity dates between 4/28/16 and 9/22/16, with a Principal Amount of $5,354,100 and a Market Value of $5,353,050)	5,248,000	5,248,000
	Total Repurchase Agreement (Cost $5,248,000)		5,248,000
	Total Short-Term Investments (Cost $20,248,000)		20,248,000
	Total Investments (Cost $965,507,087) (g)	101.3%	978,628,207
	Other Assets, Less Liabilities	(1.3)	(12,937,209)
	Net Assets	100.0%	$965,690,998

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2016.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2016.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2016, the total net market value of these securities was $28,803,418, which represented 3.0% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Interest rate shown represents yield to maturity.
(g)	As of March 31, 2016, cost was $965,654,182 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$23,008,455
Gross unrealized depreciation	(10,034,430)
Net unrealized appreciation	$12,974,025

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	274	June 2016	$59,937,500	$(40,083)
5-Year United States Treasury Note	339	June 2016	41,074,617	155,619
10-Year United States Treasury Note	177	June 2016	23,079,141	(9,470)
10-Year United States Treasury Ultra Note	(202)	June 2016	(28,431,500)	157,241
United States Treasury Long Bond	55	June 2016	9,044,063	(49,624)
United States Treasury Ultra Long Bond	37	June 2016	6,383,656	111,576
			$111,087,477	$325,259

1.	As of March 31, 2016, cash in the amount of $980,370 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$70,745,593	$—	$70,745,593
Corporate Bonds	—	401,704,066	—	401,704,066
Foreign Government Bonds	—	1,736,170	—	1,736,170
Mortgage-Backed Securities	—	81,641,893	—	81,641,893
Municipal Bonds	—	10,652,287	—	10,652,287
U.S. Government & Federal Agencies	—	391,900,198	—	391,900,198
Total Long-Term Bonds	—	958,380,207	—	958,380,207
Short-Term Investments
Other Commercial Paper	—	15,000,000	—	15,000,000
Repurchase Agreement	—	5,248,000	—	5,248,000
Total Short-Term Investments	—	20,248,000	—	20,248,000
Total Investments in Securities	—	978,628,207	—	978,628,207
Other Financial Instruments
Futures Contracts Long (b)	267,195	—	—	267,195
Futures Contracts Short (b)	157,241	—	—	157,241
Total Other Financial Instruments	424,436	—	—	424,436
Total Investments in Securities and Other Financial Instruments	$424,436	$978,628,207	$—	$979,052,643

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(99,177)	$—	$—	$(99,177)
Total Other Financial Instruments	$(99,177)	$—	$—	$(99,177)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.1% †
Certificates of Deposit 14.7%
Bank of America N.A. 0.631%, due 5/18/16 (a)	$6,000,000	$6,000,000
Bank of Montreal 0.652%, due 6/10/16 (a)	15,000,000	15,000,000
Bank of Nova Scotia 0.641%, due 6/17/16 (a)	15,000,000	15,000,000
Royal Bank of Canada 0.618%, due 6/22/16 (a)	17,000,000	17,000,000
State Street Bank & Trust Co. 0.632%, due 5/20/16 (a)	15,500,000	15,500,000
Toronto-Dominion Bank (The) 0.602%, due 5/19/16 (a)	10,000,000	10,000,000
Wells Fargo Bank N.A. 0.691%, due 8/5/16 (a)	15,000,000	15,000,000
		93,500,000
Financial Company Commercial Paper 24.5%
Caterpillar Financial Services Corp.
0.501%, due 4/18/16 (b)	5,900,000	5,898,607
0.531%, due 4/13/16 (b)	3,000,000	2,999,470
0.43%, due 5/10/16 (b)	9,000,000	8,995,808
Commonwealth Bank of Australia 0.558%, due 4/29/16 (a)(c)	5,900,000	5,900,000
CPPIB Capital, Inc.
0.43%, due 4/25/16 (b)(c)	9,000,000	8,997,420
0.40%, due 4/11/16 (b)(c)	9,000,000	8,999,000
John Deere Capital Corp.
0.38%, due 4/13/16 (b)(c)	10,000,000	9,998,733
0.39%, due 4/22/16 (b)(c)	5,000,000	4,998,863
JPMorgan Securities LLC 0.716%, due 7/15/16 (b)	6,700,000	6,700,000
National Rural Utilities Cooperative Finance Corp. 0.38%, due 4/11/16 (b)	7,885,000	7,884,168
Nationwide Life Insurance Co.
0.50%, due 4/19/16 (b)(c)	6,175,000	6,173,456
0.50%, due 4/8/16 (b)(c)	9,000,000	8,999,125
0.50%, due 4/12/16 (b)(c)	3,500,000	3,499,465
Novartis Finance Corp.
0.40%, due 4/6/16 (b)(c)	5,000,000	4,999,722
0.45%, due 5/9/16 (b)(c)	11,000,000	10,994,775
PACCAR Financial Corp. 0.38%, due 4/18/16 (b)	5,600,000	5,598,995
Private Export Funding Corp.
0.531%, due 4/5/16 (b)(c)	10,000,000	9,999,411
0.531%, due 6/22/16 (b)(c)	6,000,000	5,992,757
Siemens Capital Co., LLC 0.47%, due 4/1/16 (b)(c)	13,500,000	13,500,000
Total Capital Canada Ltd.
0.551%, due 5/2/16 (b)(c)	6,000,000	5,997,158
0.571%, due 6/20/16 (b)(c)	8,000,000	7,989,867
		155,116,800
Government Agency Debt 1.4%
Federal Home Loan Bank 0.29%, due 4/12/16	8,750,000	8,749,225

Other Commercial Paper 32.9%
Air Products & Chemicals, Inc. 0.44%, due 5/18/16 (b)(c)	9,000,000	8,994,830
Apple, Inc. 0.33%, due 4/19/16 (b)(c)	9,500,000	9,498,432
Army and Air Force Exchange Service 0.33%, due 4/4/16 (b)(c)	5,000,000	4,999,863
Chevron Corp.
0.37%, due 5/17/16 (b)(c)	9,500,000	9,495,509
0.40%, due 4/18/16 (b)(c)	5,000,000	4,999,056
Coca-Cola Co. (The)
0.511%, due 4/26/16 (b)(c)	10,000,000	9,996,458
0.33%, due 4/22/16 (b)(c)	6,300,000	6,298,787
Emerson Electric Co. 0.601%, due 5/31/16 (b)(c)	6,000,000	5,994,000
Estee Lauder Cos., Inc. (The) 0.30%, due 4/12/16 (b)(c)	7,500,000	7,499,313
Exxon Mobil Corp. 0.31%, due 4/12/16 (b)	6,500,000	6,499,384
Henkel of America, Inc.
0.50%, due 5/9/16 (b)(c)	9,500,000	9,494,986
0.45%, due 4/19/16 (b)(c)	8,100,000	8,098,177
Hershey Co. (The) 0.37%, due 4/13/16 (b)(c)	9,000,000	8,998,890
Northern Illinois Gas Co.
0.43%, due 4/1/16 (b)	3,000,000	3,000,000
0.50%, due 4/5/16 (b)	15,000,000	14,999,167
NSTAR Electric Co. 0.36%, due 4/4/16 (b)	6,000,000	5,999,820
Parker-Hannifin Corp. 0.37%, due 4/6/16 (b)(c)	5,000,000	4,999,743
PepsiCo, Inc.
0.34%, due 5/2/16 (b)(c)	8,000,000	7,997,658
0.34%, due 4/6/16 (b)(c)	3,000,000	2,999,858
0.34%, due 4/11/16 (b)(c)	9,400,000	9,399,112
Procter & Gamble Co. (The) 0.32%, due 4/29/16 (b)(c)	4,000,000	3,999,004
Province of British Columbia 0.395%, due 4/25/16 (b)	6,000,000	5,998,420
Province of Ontario
0.38%, due 4/1/16 (b)	10,000,000	10,000,000
0.461%, due 5/3/16 (b)	6,000,000	5,997,547
QUALCOMM, Inc. 0.43%, due 4/20/16 (b)(c)	7,000,000	6,998,411
United Parcel Service, Inc. 0.44%, due 4/5/16 (b)(c)	6,000,000	5,999,707
UnitedHealth Group, Inc. 0.66%, due 4/25/16 (b)(c)	6,000,000	5,997,360
W.W. Grainger, Inc.
0.38%, due 4/13/16 (b)	1,000,000	999,873
0.41%, due 4/8/16 (b)	6,000,000	5,999,522
Walt Disney Co. (The) 0.38%, due 5/23/16 (b)(c)	6,000,000	5,996,707
		208,249,594
Treasury Debt 11.3%
United States Treasury Notes
0.50%, due 9/30/16	6,100,000	6,100,522
0.375%, due 10/31/16	6,100,000	6,100,000
0.375%, due 5/31/16	5,890,000	5,887,253
0.50%, due 7/31/16	5,895,000	5,893,028
0.50%, due 8/31/16	5,900,000	5,899,602
0.375%, due 4/30/16	5,845,000	5,842,368
0.625%, due 12/31/16	6,200,000	6,192,734
0.50%, due 11/30/16	6,100,000	6,099,047
0.50%, due 6/30/16	5,910,000	5,912,545
0.50%, due 1/31/17	6,000,000	5,987,007
0.50%, due 3/31/17	6,000,000	5,985,885
0.875%, due 2/28/17	6,000,000	6,014,849
		71,914,840
Treasury Repurchase Agreements 15.3%
Bank of America N.A. 0.27%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $30,000,225 (Collateralized by a United States Treasury Bond with a rate of 3.75% and a maturity date of 11/15/43, with a Principal Amount of $24,509,700 and a Market Value of $30,600,091)	30,000,000	30,000,000
Bank of Montreal 0.29%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $30,000,242 (Collateralized by United States Treasury securities with rates between 0.00% and 4.625% and maturity dates between 5/26/16 and 2/15/40, with a Principal Amount of $29,774,900 and a Market Value of $30,600,097)	30,000,000	30,000,000
TD Securities (U.S.A.) LLC 0.29%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $36,964,298 (Collateralized by United States Treasury securities with rates between 0.625% and 0.75% and maturity dates between 9/30/17 and 10/31/17, with a Principal Amount of $37,614,100 and a Market Value of $37,703,373)	36,964,000	36,964,000
		96,964,000
Total Short-Term Investments (Amortized Cost $634,494,459) (d)	100.1%	634,494,459
Other Assets, Less Liabilities	(0.1)	(587,590)
Net Assets	100.0%	$633,906,869

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$93,500,000	$—	$93,500,000
Financial Company Commercial Paper	—	155,116,800	—	155,116,800
Government Agency Debt	—	8,749,225	—	8,749,225
Other Commercial Paper	—	208,249,594	—	208,249,594
Treasury Debt	—	71,914,840	—	71,914,840
Treasury Repurchase Agreements	—	96,964,000	—	96,964,000
Total Investments in Securities	$—	$634,494,459	$—	$634,494,459

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Aerospace & Defense 2.3%
	Boeing Co. (The)	49,396	$6,270,328
	Honeywell International, Inc.	1,619	181,409
	Huntington Ingalls Industries, Inc.	22,686	3,106,621
	L-3 Communications Holdings, Inc.	28,575	3,386,137
	Orbital ATK, Inc.	17,775	1,545,359
	Textron, Inc.	65,289	2,380,437
			16,870,291
	Air Freight & Logistics 0.2%
	C.H. Robinson Worldwide, Inc.	8,407	624,052
	FedEx Corp.	2,333	379,626
	United Parcel Service, Inc. Class B	843	88,911
			1,092,589
	Airlines 2.3%
	Alaska Air Group, Inc.	14,247	1,168,539
	American Airlines Group, Inc.	5,955	244,214
	Delta Air Lines, Inc.	92,293	4,492,823
	JetBlue Airways Corp. (a)	135,734	2,866,702
	Southwest Airlines Co.	98,461	4,411,053
	United Continental Holdings, Inc. (a)	64,065	3,834,931
			17,018,262
	Auto Components 0.5%
	Goodyear Tire & Rubber Co. (The)	111,211	3,667,739

	Banks 4.7%
	Bank of America Corp.	622,756	8,419,661
	Citigroup, Inc.	148,575	6,203,006
	JPMorgan Chase & Co.	198,120	11,732,666
	SunTrust Banks, Inc.	74,682	2,694,527
	SVB Financial Group (a)	73	7,450
	Wells Fargo & Co.	122,473	5,922,794
			34,980,104
	Beverages 2.7%
	Coca-Cola Co. (The)	104,510	4,848,219
	Coca-Cola Enterprises, Inc.	50,860	2,580,636
	Dr. Pepper Snapple Group, Inc.	40,201	3,594,774
	PepsiCo., Inc.	87,677	8,985,139
			20,008,768
	Biotechnology 2.1%
	AbbVie, Inc.	53,091	3,032,558
	Amgen, Inc.	26,968	4,043,312
	Baxalta, Inc.	22,386	904,395
	Celgene Corp. (a)	1,035	103,593
	Gilead Sciences, Inc.	81,201	7,459,124
			15,542,982
	Capital Markets 1.1%
	Ameriprise Financial, Inc.	4,524	425,301
	Bank of New York Mellon Corp. (The)	106,591	3,925,747
	Legg Mason, Inc.	72,751	2,523,005
	State Street Corp.	11,189	654,780
	T. Rowe Price Group, Inc.	9,124	670,249
			8,199,082
	Chemicals 1.3%
	Dow Chemical Co. (The)	44,124	2,244,146
	E.I. du Pont de Nemours & Co.	34,387	2,177,385
	Eastman Chemical Co.	7,186	519,045
	LyondellBasell Industries N.V. Class A	51,676	4,422,432
			9,363,008
	Commercial Services & Supplies 0.9%
	Pitney Bowes, Inc.	176,053	3,792,182
	R.R. Donnelley & Sons Co.	52,310	857,884
	Waste Management, Inc.	31,934	1,884,106
			6,534,172
	Communications Equipment 2.1%
	Cisco Systems, Inc.	291,213	8,290,834
	F5 Networks, Inc. (a)	29,300	3,101,405
	Juniper Networks, Inc.	135,844	3,465,380
	Motorola Solutions, Inc.	8,234	623,314
			15,480,933
	Construction & Engineering 0.3%
	Quanta Services, Inc. (a)	83,214	1,877,308

	Consumer Finance 0.3%
	American Express Co.	20,610	1,265,454
	Synchrony Financial (a)	32,701	937,211
			2,202,665
	Containers & Packaging 0.2%
	Avery Dennison Corp.	37	2,668
	Sealed Air Corp.	36,320	1,743,723
			1,746,391
	Distributors 0.5%
	Genuine Parts Co.	23,105	2,295,713
	Pool Corp.	18,826	1,651,793
			3,947,506
	Diversified Consumer Services 0.1%
	H&R Block, Inc.	16,278	430,065

	Diversified Financial Services 1.8%
	Berkshire Hathaway, Inc. Class B (a)	71,679	10,169,817
	Nasdaq, Inc.	46,775	3,104,924
			13,274,741
	Diversified Telecommunication Services 3.6%
¤	AT&T, Inc.	315,264	12,348,891
	CenturyLink, Inc.	71,184	2,275,041
	Frontier Communications Corp.	20,793	116,233
¤	Verizon Communications, Inc.	219,193	11,853,957
			26,594,122
	Electric Utilities 1.1%
	Duke Energy Corp.	2,439	196,779
	Edison International	19,718	1,417,527
	Entergy Corp.	32,213	2,553,847
	Exelon Corp.	94,525	3,389,666
	NextEra Energy, Inc.	2,038	241,177
			7,798,996
	Electronic Equipment, Instruments & Components 1.0%
	Arrow Electronics, Inc. (a)	47,524	3,061,021
	Corning, Inc.	125,327	2,618,081
	Jabil Circuit, Inc.	81,124	1,563,259
			7,242,361
	Energy Equipment & Services 0.2%
	Diamond Offshore Drilling, Inc.	44,100	958,293
	Schlumberger, Ltd.	7,918	583,952
			1,542,245
	Food & Staples Retailing 1.3%
	Casey's General Stores, Inc.	11,983	1,357,914
	CVS Health Corp.	12,657	1,312,911
	Kroger Co. (The)	113,910	4,357,057
	Wal-Mart Stores, Inc.	42,141	2,886,237
			9,914,119
	Food Products 2.5%
	Archer-Daniels-Midland Co.	23,559	855,427
	Campbell Soup Co.	37,218	2,374,136
	ConAgra Foods, Inc.	61,685	2,752,385
	Flowers Foods, Inc.	90,327	1,667,436
	General Mills, Inc.	10,550	668,343
	Hormel Foods Corp.	9,346	404,121
	Ingredion, Inc.	8,359	892,658
	J.M. Smucker Co. (The)	16,549	2,148,722
	Post Holdings, Inc. (a)	44,218	3,040,872
	Tyson Foods, Inc. Class A	58,353	3,889,811
			18,693,911
	Gas Utilities 0.2%
	UGI Corp.	40,129	1,616,797

	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc.	21,226	871,964
	C.R. Bard, Inc.	18,639	3,777,566
	DENTSPLY SIRONA, Inc.	29,703	1,830,596
	Hologic, Inc. (a)	87,162	3,007,089
	Medtronic PLC	15,005	1,125,375
	St. Jude Medical, Inc.	32,248	1,773,640
	Varian Medical Systems, Inc. (a)	20,369	1,629,927
			14,016,157
	Health Care Providers & Services 4.0%
	Aetna, Inc.	5,143	577,816
	AmerisourceBergen Corp.	40,854	3,535,914
	Anthem, Inc.	29,436	4,091,310
	Cardinal Health, Inc.	49,530	4,058,983
	Centene Corp. (a)	2,673	164,576
	Express Scripts Holding Co. (a)	47,635	3,272,048
	HCA Holdings, Inc. (a)	55,756	4,351,756
	UnitedHealth Group, Inc.	48,371	6,235,022
	WellCare Health Plans, Inc. (a)	33,481	3,105,363
			29,392,788
	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	44,570	2,351,959
	Cracker Barrel Old Country Store, Inc.	6,531	997,088
	Marriott International, Inc. Class A	6,897	490,928
	McDonald's Corp.	27,779	3,491,265
	Starbucks Corp.	57,757	3,448,093
			10,779,333
	Household Durables 0.4%
	D.R. Horton, Inc.	62,532	1,890,342
	Leggett & Platt, Inc.	14,076	681,278
	Whirlpool Corp.	3,366	607,025
			3,178,645
	Household Products 1.5%
	Clorox Co. (The)	71	8,950
	Procter & Gamble Co. (The)	131,624	10,833,972
			10,842,922
	Independent Power & Renewable Electricity Producers 0.2%
	AES Corp.	98,159	1,158,276
	NRG Energy, Inc.	902	11,735
			1,170,011
	Industrial Conglomerates 2.7%
	3M Co.	33,011	5,500,623
	Carlisle Cos., Inc.	29,142	2,899,629
¤	General Electric Co.	371,278	11,802,928
			20,203,180
	Insurance 4.0%
	Aflac, Inc.	55,299	3,491,579
	Allstate Corp. (The)	62,340	4,199,846
	American International Group, Inc.	105,167	5,684,276
	Hartford Financial Services Group, Inc. (The)	66,900	3,082,752
	Lincoln National Corp.	18,203	713,558
	MetLife, Inc.	58,373	2,564,910
	Progressive Corp. (The)	100,111	3,517,900
	Prudential Financial, Inc.	13,258	957,493
	Travelers Cos., Inc. (The)	39,850	4,650,893
	XL Group PLC	9,077	334,034
			29,197,241
	Internet & Catalog Retail 2.4%
¤	Amazon.com, Inc. (a)	20,576	12,214,737
	Expedia, Inc.	33,337	3,594,395
	Netflix, Inc. (a)	16,902	1,727,891
			17,537,023
	Internet Software & Services 4.2%
¤	Alphabet, Inc.
	Class A (a)	11,684	8,913,723
	Class C (a)	11,726	8,735,284
	eBay, Inc. (a)	42,506	1,014,193
	Facebook, Inc. Class A (a)	89,159	10,173,042
	VeriSign, Inc. (a)	21,274	1,883,600
			30,719,842
	IT Services 3.6%
	Alliance Data Systems Corp. (a)	8,045	1,769,900
	Global Payments, Inc.	24,793	1,618,983
	International Business Machines Corp.	36,000	5,452,200
	MasterCard, Inc. Class A	38,734	3,660,363
	PayPal Holdings, Inc. (a)	43,531	1,680,297
	Teradata Corp. (a)	65,462	1,717,723
	Total System Services, Inc.	9,987	475,181
	Visa, Inc. Class A	74,899	5,728,276
	Western Union Co. (The)	107,990	2,083,127
	Xerox Corp.	195,607	2,182,974
			26,369,024
	Leisure Products 0.4%
	Mattel, Inc.	77,332	2,599,902

	Life Sciences Tools & Services 0.4%
	Charles River Laboratories International, Inc. (a)	40,838	3,101,238

	Machinery 1.1%
	AGCO Corp.	54,564	2,711,831
	Caterpillar, Inc.	41,473	3,174,343
	Cummins, Inc.	4,526	497,589
	Dover Corp.	27,598	1,775,379
			8,159,142
	Media 3.0%
	Comcast Corp. Class A	147,557	9,012,781
	Interpublic Group of Cos., Inc. (The)	129,711	2,976,867
	News Corp. Class A	112,291	1,433,956
	Omnicom Group, Inc.	48,316	4,021,341
	Scripps Networks Interactive, Inc. Class A	33,838	2,216,389
	TEGNA, Inc.	269	6,311
	Walt Disney Co. (The)	28,122	2,792,796
			22,460,441
	Metals & Mining 0.7%
	Newmont Mining Corp.	79,785	2,120,685
	Nucor Corp.	13,283	628,286
	Steel Dynamics, Inc.	109,110	2,456,066
			5,205,037
	Multi-Utilities 0.7%
	Ameren Corp.	22,718	1,138,172
	CenterPoint Energy, Inc.	55,157	1,153,884
	CMS Energy Corp.	322	13,666
	Consolidated Edison, Inc.	1,824	139,755
	MDU Resources Group, Inc.	25,351	493,330
	Public Service Enterprise Group, Inc.	43,718	2,060,867
			4,999,674
	Multiline Retail 0.8%
	Dollar General Corp.	23,084	1,975,990
	J.C. Penney Co., Inc. (a)	64,875	717,518
	Target Corp.	42,062	3,460,861
			6,154,369
	Oil, Gas & Consumable Fuels 5.7%
	Anadarko Petroleum Corp.	2,529	117,775
	Apache Corp.	2,324	113,434
	Cabot Oil & Gas Corp.	5,058	114,867
	Chesapeake Energy Corp.	23,242	95,757
	Chevron Corp.	106,259	10,137,109
	Cimarex Energy Co.	1,162	113,028
	Concho Resources, Inc. (a)	1,121	113,266
	ConocoPhillips	14,773	594,909
	Devon Energy Corp.	49,570	1,360,201
	EOG Resources, Inc.	3,219	233,635
	EQT Corp.	1,854	124,700
¤	Exxon Mobil Corp.	200,428	16,753,776
	Hess Corp.	2,282	120,147
	HollyFrontier Corp.	12,585	444,502
	Marathon Oil Corp.	10,266	114,363
	Marathon Petroleum Corp.	78,849	2,931,606
	Murphy Oil Corp.	4,686	118,040
	Newfield Exploration Co. (a)	3,504	116,508
	Noble Energy, Inc.	3,362	105,600
	Pioneer Natural Resources Co.	836	117,659
	Range Resources Corp.	3,627	117,442
	Southwestern Energy Co. (a)	15,094	121,809
	Tesoro Corp.	30,358	2,611,092
	Valero Energy Corp.	52,812	3,387,362
	World Fuel Services Corp.	38,810	1,885,390
			42,063,977
	Pharmaceuticals 4.1%
	Allergan PLC (a)	7,067	1,894,168
	Bristol-Myers Squibb Co.	25,320	1,617,441
	Eli Lilly & Co.	5,478	394,471
¤	Johnson & Johnson	111,729	12,089,078
	Mallinckrodt PLC (a)	27,386	1,678,214
	Merck & Co., Inc.	97,965	5,183,328
	Mylan N.V. (a)	14,188	657,614
	Pfizer, Inc.	237,800	7,048,392
			30,562,706
	Professional Services 0.3%
	Equifax, Inc.	3,903	446,074
	Robert Half International, Inc.	38,571	1,796,637
			2,242,711
	Real Estate Investment Trusts 1.5%
	American Tower Corp.	5,621	575,422
	AvalonBay Communities, Inc.	70	13,314
	Crown Castle International Corp.	13,038	1,127,787
	Equinix, Inc.	5,508	1,821,551
	HCP, Inc.	38,462	1,253,092
	Host Hotels & Resorts, Inc.	30,157	503,622
	Iron Mountain, Inc.	20,648	700,174
	Lamar Advertising Co. Class A	8,687	534,250
	Public Storage	3,095	853,694
	Senior Housing Properties Trust	43,777	783,170
	Simon Property Group, Inc.	5,590	1,160,987
	Ventas, Inc.	13,479	848,638
	Weyerhaeuser Co.	37,202	1,152,518
			11,328,219
	Semiconductors & Semiconductor Equipment 3.5%
	Cree, Inc. (a)	48,390	1,408,149
	First Solar, Inc. (a)	25,144	1,721,610
	Intel Corp.	290,634	9,402,010
	Lam Research Corp.	17,933	1,481,266
	Micron Technology, Inc. (a)	181,289	1,898,096
	NVIDIA Corp.	115,839	4,127,344
	Qorvo, Inc. (a)	2,122	106,970
	QUALCOMM, Inc.	17,189	879,045
	Teradyne, Inc.	158,745	3,427,304
	Texas Instruments, Inc.	18,865	1,083,228
			25,535,022
	Software 3.9%
	Activision Blizzard, Inc.	115,064	3,893,766
	Citrix Systems, Inc. (a)	49,066	3,855,606
¤	Microsoft Corp.	333,264	18,406,171
	Oracle Corp.	45,207	1,849,418
	Synopsys, Inc. (a)	20,048	971,125
			28,976,086
	Specialty Retail 3.2%
	AutoZone, Inc. (a)	594	473,234
	Best Buy Co., Inc.	28,499	924,508
	Foot Locker, Inc.	20,657	1,332,376
	GameStop Corp. Class A	13,561	430,290
	Home Depot, Inc. (The)	74,409	9,928,393
	L Brands, Inc.	2,409	211,534
	Lowe's Cos., Inc.	80,733	6,115,525
	Ross Stores, Inc.	7,798	451,504
	Signet Jewelers, Ltd.	3,103	384,865
	Staples, Inc.	15,265	168,373
	TJX Cos., Inc. (The)	26,733	2,094,531
	Urban Outfitters, Inc. (a)	26,677	882,742
			23,397,875
	Technology Hardware, Storage & Peripherals 3.8%
¤	Apple, Inc.	237,550	25,890,574
	Hewlett Packard Enterprise Co.	78,461	1,391,114
	HP, Inc.	72,040	887,533
	Seagate Technology PLC	2,482	85,505
			28,254,726
	Textiles, Apparel & Luxury Goods 1.8%
	Coach, Inc.	33,913	1,359,572
	Michael Kors Holdings, Ltd. (a)	61,227	3,487,490
	NIKE, Inc. Class B	51,982	3,195,333
	PVH Corp.	42,114	4,171,813
	Ralph Lauren Corp.	2,319	223,227
	Under Armour, Inc. Class A (a)	6,871	582,867
			13,020,302
	Tobacco 2.3%
	Altria Group, Inc.	124,942	7,828,866
	Philip Morris International, Inc.	94,346	9,256,286
			17,085,152
	Trading Companies & Distributors 0.0%‡
	United Rentals, Inc. (a)	3,824	237,815

	Total Common Stocks (Cost $633,587,467)		714,429,717

	Exchange-Traded Fund 3.0% (b)
¤	S&P 500 Index - SPDR Trust Series 1	108,222	22,246,114

	Total Exchange-Traded Fund (Cost $21,122,102)		22,246,114

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $678,868 (Collateralized by a Federal National Mortgage Association security with a rate of 1.30% and a maturity date of 5/29/19, with a Principal Amount of $690,000 and a Market Value of $693,450)	$678,867	678,867
Total Short-Term Investment (Cost $678,867)		678,867
Total Investments (Cost $655,388,436) (c)	100.0%	737,354,698
Other Assets, Less Liabilities	0.0 ‡	347,229
Net Assets	100.0%	$737,701,927

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2016, cost was $657,951,860 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$98,836,477
Gross unrealized depreciation	(19,433,639)
Net unrealized appreciation	$79,402,838

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$714,429,717	$—	$—	$714,429,717
Exchange-Traded Fund	22,246,114	—	—	22,246,114
Short-Term Investment
Repurchase Agreement	—	678,867	—	678,867
Total Investments in Securities	$736,675,831	$678,867	$—	$737,354,698

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.7% †
Equity Funds 41.5%
IQ Global Resources ETF	4	$94
MainStay Cushing MLP Premier Fund Class I	437,491	5,206,138
MainStay Emerging Markets Opportunities Fund Class I	369,459	2,918,726
MainStay Epoch Global Choice Fund Class I (a)	1,487,475	26,372,933
MainStay Epoch U.S. All Cap Fund Class I	1,051,002	26,064,854
MainStay ICAP Equity Fund Class I	370,098	15,166,632
MainStay ICAP International Fund Class I	1,101,994	32,773,299
MainStay International Opportunities Fund Class I (a)	4,009,184	31,351,822
MainStay MAP Fund Class I	766,431	27,146,984
MainStay U.S. Equity Opportunities Fund Class I	3,249,527	27,523,492
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	394,969	3,086,301
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	1,312,920	14,439,349
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	2,268,288	15,799,664
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	2,764,536	32,157,189
MainStay VP International Equity Portfolio Initial Class (a)	917,849	12,636,970
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,486,329	29,240,968
MainStay VP Mid Cap Core Portfolio Initial Class (a)	2,157,497	28,606,549
MainStay VP S&P 500 Index Portfolio Initial Class	5,871	245,495
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,421,519	29,821,199
Total Equity Funds (Cost $395,919,208)		360,558,658
Fixed Income Funds 56.2%
MainStay High Yield Opportunities Fund Class I	437,758	4,360,074
MainStay Short Duration High Yield Fund Class I (a)	2,362,286	22,205,492
MainStay Total Return Bond Fund Class I	2,843,266	29,797,430
MainStay VP Absolute Return Multi Strategy Portfolio (a)	7,296,598	63,650,029
MainStay VP Bond Portfolio Initial Class (a)	16,189,992	236,980,096
MainStay VP Floating Rate Portfolio Initial Class (a)	5,443,006	48,030,603
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	5,844,138	54,535,352
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	459,477	3,881,711
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,507,120	24,024,298
Total Fixed Income Funds (Cost $493,222,856)		487,465,085
Total Affiliated Investment Companies (Cost $889,142,064)		848,023,743

	Principal Amount
Short-Term Investment 2.5%
Repurchase Agreement 2.5%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $21,211,213 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 11/30/18, with a Principal Amount of $21,345,000 and a Market Value of $21,638,494)	$21,211,195	21,211,195
Total Short-Term Investment (Cost $21,211,195)		21,211,195
Total Investments (Cost $910,353,259) (b)	100.2%	869,234,938
Other Assets, Less Liabilities	(0.2)	(1,339,121)
Net Assets	100.0%	$867,895,817

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of March 31, 2016, cost was $914,060,422 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$2,902,914
Gross unrealized depreciation	(47,728,398)
Net unrealized depreciation	$(44,825,484)

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$360,558,658	$—	$—	$360,558,658
Fixed Income Funds	487,465,085	—	—	487,465,085
Short-Term Investment
Repurchase Agreement	—	21,211,195	—	21,211,195
Total Investments in Securities	$848,023,743	$21,211,195	$—	$869,234,938

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Convertible Securities 85.6%†
	Convertible Bonds 71.5%
	Auto Manufacturers 1.9%
	Fiat Chrysler Automobiles N.V. 7.875%, due 12/15/16	$5,124,700	$3,766,654
	Wabash National Corp. 3.375%, due 5/1/18	5,944,000	7,600,890
			11,367,544
	Biotechnology 6.3%
¤	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	10,732,000	12,482,657
	Gilead Sciences, Inc. 1.625%, due 5/1/16	2,625,000	10,801,888
	Illumina, Inc.
	(zero coupon), due 6/15/19	2,699,000	2,815,394
	0.50%, due 6/15/21	4,587,000	4,962,561
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	2,993,000	2,731,113
	Medicines Co. (The) 1.375%, due 6/1/17	2,787,000	3,555,167
			37,348,780
	Commercial Services 4.6%
	Carriage Services, Inc. 2.75%, due 3/15/21	4,631,000	5,096,995
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19	10,174,000	10,097,695
	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	10,798,000	11,979,031
			27,173,721
	Computers 1.4%
	SanDisk Corp. 0.50%, due 10/15/20	7,726,000	8,059,184

	Finance - Leasing Companies 2.4%
¤	Air Lease Corp. 3.875%, due 12/1/18	10,597,000	14,180,111

	Health Care - Products 6.5%
¤	Danaher Corp. (zero coupon), due 1/22/21	5,805,000	16,000,031
	Hologic, Inc. 2.00%, due 3/1/42 (a)	2,384,000	3,087,280
	Insulet Corp. 2.00%, due 6/15/19	1,958,000	1,899,260
¤	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	15,256,657
	Wright Medical Group, Inc. 2.00%, due 2/15/20	2,309,000	2,073,771
			38,316,999
	Health Care - Services 2.6%
	Anthem, Inc. 2.75%, due 10/15/42	4,852,000	9,312,807
	Molina Healthcare, Inc. 1.625%, due 8/15/44	4,928,000	6,209,280
			15,522,087
	Home Builders 0.9%
	Lennar Corp. 3.25%, due 11/15/21	2,673,000	5,519,745

	Household Products & Wares 3.4%
¤	Jarden Corp. 1.875%, due 9/15/18	10,747,000	20,244,661

	Insurance 1.1%
	MGIC Investment Corp. 2.00%, due 4/1/20	1,963,000	2,481,968
	Radian Group, Inc. 2.25%, due 3/1/19	3,014,000	3,797,640
			6,279,608
	Internet 4.0%
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	4,893,000	5,896,065
	1.00%, due 3/15/18	8,317,000	11,960,885
	Twitter, Inc. 0.25%, due 9/15/19	6,265,000	5,517,116
			23,374,066
	Machinery - Diversified 1.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	7,544,000	6,737,735

	Media 0.7%
	Liberty Interactive LLC 3.50%, due 1/15/31	292,000	156,220
	Liberty Media Corp. 1.375%, due 10/15/23	3,916,000	3,891,525
			4,047,745
	Oil & Gas 1.5%
	Whiting Petroleum Corp. 1.25%, due 4/1/20 (b)	14,504,000	8,512,035

	Oil & Gas Services 3.9%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	7,918,000	6,275,015
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (b)(c)	10,185,000	13,391,238
	Newpark Resources, Inc. 4.00%, due 10/1/17	1,577,000	1,372,976
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	1,751,000	1,666,733
			22,705,962
	Pharmaceuticals 2.0%
	Array BioPharma, Inc. 3.00%, due 6/1/20	1,951,000	1,580,310
	Depomed, Inc. 2.50%, due 9/1/21	4,909,000	4,599,120
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	4,333,000	5,659,981
			11,839,411
	Real Estate Investment Trusts 1.4%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)	6,391,000	8,196,458

	Semiconductors 13.1%
	InvenSense, Inc. 1.75%, due 11/1/18	2,698,000	2,485,533
	Lam Research Corp. 1.25%, due 5/15/18	4,539,000	6,709,209
¤	Microchip Technology, Inc. 1.625%, due 2/15/25	12,426,000	12,845,377
	Micron Technology, Inc. 3.00%, due 11/15/43	5,775,000	3,963,094
	NVIDIA Corp. 1.00%, due 12/1/18	5,473,000	9,793,249
¤	NXP Semiconductors N.V. 1.00%, due 12/1/19	10,858,000	12,065,953
	ON Semiconductor Corp.
	1.00%, due 12/1/20 (b)	6,774,000	6,079,665
	2.625%, due 12/15/26	5,466,000	5,930,610
	Rambus, Inc. 1.125%, due 8/15/18	2,076,000	2,623,545
¤	Xilinx, Inc. 2.625%, due 6/15/17	8,729,000	14,391,939
			76,888,174
	Software 9.3%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	5,946,000	6,800,737
	Citrix Systems, Inc. 0.50%, due 4/15/19	2,999,000	3,364,503
	CSG Systems International, Inc. 4.25%, due 3/15/36 (b)	1,195,000	1,280,144
	Medidata Solutions, Inc. 1.00%, due 8/1/18	11,423,000	11,644,321
	Proofpoint, Inc.
	0.75%, due 6/15/20 (b)	1,386,000	1,342,688
	1.25%, due 12/15/18	1,294,000	1,894,901
	Red Hat, Inc. 0.25%, due 10/1/19	4,278,000	5,328,784
	Salesforce.com, Inc. 0.25%, due 4/1/18	5,485,000	6,801,400
	ServiceNow, Inc. (zero coupon), due 11/1/18	4,996,000	5,436,272
	Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	10,714,291
			54,608,041
	Transportation 3.4%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	3,996,000	3,429,068
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	5,997,000	6,068,214
	XPO Logistics, Inc. 4.50%, due 10/1/17	5,676,000	10,734,735
			20,232,017
	Total Convertible Bonds (Cost $398,215,769)		421,154,084

	Shares
Convertible Preferred Stocks 14.1%
Chemicals 1.2%
A. Schulman, Inc. 6.00%	9,735	6,921,585

Food 2.2%
Post Holdings, Inc. 3.75%	41,824	6,266,615
Tyson Foods, Inc. 4.75%	87,752	6,535,769
		12,802,384
Hand & Machine Tools 1.0%
Stanley Black & Decker, Inc. 6.25%	50,521	5,697,253

Insurance 0.4%
Maiden Holdings, Ltd. Series B 7.25%	40,993	1,991,440

Mining 0.3%
Alcoa, Inc. 5.375%	59,015	1,946,905

Oil & Gas 2.5%
Hess Corp. 8.00%	178,746	12,051,055
Sanchez Energy Corp. Series A 4.875%	23,784	310,013
Southwestern Energy Co. Series B 6.25%	129,303	2,535,632
		14,896,700
Pharmaceuticals 2.9%
Allergan PLC Series A 5.50%	6,285	5,776,795
Teva Pharmaceutical Industries, Ltd. 7.00%	13,044	11,530,113
		17,306,908
Real Estate Investment Trusts 2.9%
American Tower Corp. Series A 5.25%	73,206	7,701,271
Crown Castle International Corp. Series A 4.50%	73,721	7,902,892
Welltower, Inc. Series I 6.50%	26,800	1,664,280
		17,268,443
Telecommunications 0.7%
T-Mobile U.S., Inc. 5.50%	60,081	3,977,362
Total Convertible Preferred Stocks (Cost $84,925,760)		82,808,980
Total Convertible Securities (Cost $483,141,529)		503,963,064

Common Stocks 4.0%
Aerospace & Defense 0.6%
United Technologies Corp.	35,244	3,527,924

Airlines 1.2%
Delta Air Lines, Inc.	147,180	7,164,722

Auto Manufacturers 0.4%
General Motors Co.	72,307	2,272,609

Banks 0.6%
Bank of America Corp.	267,678	3,619,007

Internet 0.4%
Expedia, Inc.	22,319	2,406,435

Oil & Gas Services 0.8%
Cameron International Corp. (d)	33,365	2,237,123
Halliburton Co.	73,392	2,621,562
		4,858,685
Total Common Stocks (Cost $25,451,359)		23,849,382

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (d)	634	13,726
Strike Price $18.33 Expires 7/10/19 (d)	634	8,660
Total Warrants (Cost $569)		22,386

	Principal Amount
Short-Term Investment 10.2%
Repurchase Agreement 10.2%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $60,248,860 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 10/31/19, with a Principal Amount of $60,105,000 and a Market Value of $61,457,363)	$60,248,810	60,248,810
Total Short-Term Investment (Cost $60,248,810)		60,248,810
Total Investments (Cost $568,842,267) (e)	99.8%	588,083,642
Other Assets, Less Liabilities	0.2	1,085,622
Net Assets	100.0%	$589,169,264

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of March 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock. As of March 31, 2016, the total market value of this security was $13,391,238, which represented 2.3% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	As of March 31, 2016, cost was $576,823,987 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$60,154,420
Gross unrealized depreciation	(48,894,765)
Net unrealized appreciation	$11,259,655

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$421,154,084	$—	$421,154,084
Convertible Preferred Stocks (b)	76,232,352	6,576,628	—	82,808,980
Total Convertible Securities	76,232,352	427,730,712	—	503,963,064
Common Stocks	23,849,382	—	—	23,849,382
Warrants	22,386	—	—	22,386
Short-Term Investment
Repurchase Agreement	—	60,248,810	—	60,248,810
Total Investments in Securities	$100,104,120	$487,979,522	$—	$588,083,642

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 2 securities valued at $6,266,615 and $310,013 are held in Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 99.8% †
	Airlines 1.2%
	Delta Air Lines, Inc.	97,599	$4,751,119

	Banks 2.2%
	First Republic Bank	135,273	9,014,593

	Biotechnology 8.8%
	Alexion Pharmaceuticals, Inc. (a)	80,256	11,173,240
	Gilead Sciences, Inc.	123,794	11,371,717
	Puma Biotechnology, Inc. (a)	137,775	4,046,452
	Vertex Pharmaceuticals, Inc. (a)	113,026	8,984,437
			35,575,846
	Building Products 2.1%
	Masco Corp.	263,324	8,281,540

	Capital Markets 6.6%
	Affiliated Managers Group, Inc. (a)	73,403	11,920,647
	Ameriprise Financial, Inc.	39,906	3,751,563
	Charles Schwab Corp. (The)	395,121	11,071,291
			26,743,501
	Communications Equipment 1.1%
	Palo Alto Networks, Inc. (a)	28,324	4,620,777

	Health Care Providers & Services 4.4%
	Cigna Corp.	56,359	7,734,709
	Envision Healthcare Holdings, Inc. (a)	484,670	9,887,268
			17,621,977
	Health Care Technology 1.5%
	HMS Holdings Corp. (a)	423,145	6,072,131

	Hotels, Restaurants & Leisure 3.0%
¤	Royal Caribbean Cruises, Ltd.	146,682	12,049,926

	Household Durables 3.9%
¤	PulteGroup, Inc.	835,968	15,640,961

	Internet & Catalog Retail 6.0%
¤	Amazon.com, Inc. (a)	40,532	24,061,416

	Internet Software & Services 16.1%
¤	Alphabet, Inc. Class A (a)	35,498	27,081,424
	CoStar Group, Inc. (a)	39,991	7,525,107
	Criteo S.A., Sponsored ADR (a)	108,921	4,511,508
¤	Facebook, Inc. Class A (a)	166,273	18,971,749
	Pandora Media, Inc. (a)	753,211	6,741,238
			64,831,026
	IT Services 0.8%
	Visa, Inc. Class A	43,570	3,332,234

	Media 6.5%
	CBS Corp. Class B	93,569	5,154,716
	Grupo Televisa S.A.B., Sponsored ADR	159,003	4,366,222
¤	Walt Disney Co. (The)	167,574	16,641,774
			26,162,712
	Oil, Gas & Consumable Fuels 5.5%
¤	Anadarko Petroleum Corp.	268,229	12,491,425
	Continental Resources, Inc. (a)	72,264	2,193,935
	Devon Energy Corp.	125,946	3,455,958
	Hess Corp.	79,637	4,192,888
			22,334,206
	Pharmaceuticals 3.0%
	Perrigo Co. PLC	93,799	11,999,706

	Road & Rail 1.8%
	J.B. Hunt Transport Services, Inc.	86,596	7,294,847

	Semiconductors & Semiconductor Equipment 2.5%
	NXP Semiconductors N.V. (a)	126,408	10,247,897

	Software 9.8%
	Imperva, Inc. (a)	76,614	3,869,007
	Microsoft Corp.	144,199	7,964,111
	Mobileye N.V. (a)	262,646	9,794,069
¤	Salesforce.com, Inc. (a)	210,238	15,521,872
	Tableau Software, Inc. Class A (a)	51,159	2,346,663
			39,495,722
	Specialty Retail 7.1%
¤	Home Depot, Inc. (The)	155,921	20,804,539
	Ross Stores, Inc.	135,598	7,851,124
			28,655,663
	Textiles, Apparel & Luxury Goods 2.5%
	Coach, Inc.	70,417	2,823,017
	NIKE, Inc. Class B	82,495	5,070,968
	VF Corp.	30,589	1,980,944
			9,874,929
	Trading Companies & Distributors 3.4%
¤	HD Supply Holdings, Inc. (a)	408,168	13,498,116

	Total Common Stocks (Cost $400,377,273)		402,160,845

	Principal Amount
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $3,414,340 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $3,415,000 and a Market Value of $3,485,434)	$3,414,337	3,414,337
Total Short-Term Investment (Cost $3,414,337)		3,414,337
Total Investments (Cost $403,791,610) (b)	100.6%	405,575,182
Other Assets, Less Liabilities	(0.6)	(2,424,375)
Net Assets	100.0%	$403,150,807

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $405,801,309 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$40,158,312
Gross unrealized depreciation	(40,384,439)
Net unrealized depreciation	$(226,127)

The following abbreviations is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$402,160,845	$—	$—	$402,160,845
Short-Term Investment
Repurchase Agreement	—	3,414,337	—	3,414,337
Total Investments in Securities	$402,160,845	$3,414,337	$—	$405,575,182

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 75.8% †
	Air Freight & Logistics 3.5%
¤	XPO Logistics, Inc. (a)	70,610	$2,167,727

	Chemicals 13.6%
	Axalta Coating Systems, Ltd. (a)	67,038	1,957,510
¤	LyondellBasell Industries N.V. Class A	24,569	2,102,615
	PPG Industries, Inc.	12,688	1,414,585
	Sherwin-Williams Co. (The)	3,230	919,484
	Westlake Chemical Corp.	44,816	2,074,981
			8,469,175
	Construction Materials 2.3%
	Summit Materials, Inc. Class A (a)	73,774	1,434,904

	Containers & Packaging 5.1%
¤	Sealed Air Corp.	65,861	3,161,986

	Energy Equipment & Services 3.6%
	Baker Hughes, Inc.	19,980	875,723
	Weatherford International PLC (a)	174,807	1,359,999
			2,235,722
	Machinery 6.9%
	Allison Transmission Holdings, Inc.	23,585	636,323
	Flowserve Corp.	33,200	1,474,412
¤	Wabtec Corp.	27,450	2,176,511
			4,287,246
	Marine 1.2%
	Kirby Corp. (a)	12,931	779,610

	Multi-Utilities 2.0%
	Dominion Resources, Inc.	8,019	602,387
	Sempra Energy	6,030	627,422
			1,229,809
	Oil, Gas & Consumable Fuels 29.9%
	Cimarex Energy Co.	14,025	1,364,212
	Energen Corp.	32,583	1,192,212
	GasLog, Ltd.	35,361	344,416
	Golar LNG, Ltd.	116,115	2,086,587
	Hess Corp.	30,525	1,607,141
¤	Marathon Petroleum Corp.	65,293	2,427,594
¤	Newfield Exploration Co. (a)	63,023	2,095,515
	PBF Energy, Inc. Class A	52,349	1,737,987
¤	Phillips 66	32,099	2,779,452
	Scorpio Tankers, Inc.	155,610	907,206
	Targa Resources Corp.	67,328	2,010,414
			18,552,736
	Road & Rail 7.2%
	Knight Transportation, Inc.	31,588	826,026
¤	Norfolk Southern Corp.	27,386	2,279,884
	Ryder System, Inc.	20,670	1,339,003
			4,444,913
	Trading Companies & Distributors 0.5%
	MRC Global, Inc. (a)	23,330	306,556
	Total Common Stocks (Cost $44,256,559)		47,070,384

	MLPs and Related Companies 18.5%
	Oil, Gas & Consumable Fuels 18.5%
¤	Energy Transfer Equity, L.P.	300,833	2,144,939
	Enterprise Products Partners, L.P.	37,664	927,288
	Golar LNG Partners, L.P.	107,153	1,574,078
	MPLX, L.P.	59,003	1,751,799
	Shell Midstream Partners, L.P.	23,300	853,013
¤	Sunoco Logistics Partners, L.P.	93,818	2,352,017
	Hoegh LNG Partners, L.P.	14,462	252,073
	GasLog Partners, L.P.	74,279	1,235,260
	Capital Product Partners, L.P.	123,220	389,375
	Total MLPs and Related Companies (Cost $11,910,506)		11,479,842

		Principal Amount
	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $2,914,083 (Collateralized by a Federal National Mortgage Association security with a rate of 1.875% and a maturity date of 9/18/18, with a Principal Amount of $2,900,000 and a Market Value of $2,972,500)	$2,914,080	2,914,080
	Total Short-Term Investment (Cost $2,914,080)		2,914,080
	Total Investments (Cost $59,081,145) (b)	99.0%	61,464,306
	Other Assets, Less Liabilities	1.0	601,803
	Net Assets	100.0%	$62,066,109

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $60,432,228 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$4,426,578
Gross unrealized depreciation	(3,394,500)
Net unrealized appreciation	$1,032,078

The following abbreviation is used in the preceding pages:

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$47,070,384	$—	$—	$47,070,384
MLPs and Related Companies	11,479,842	—	—	11,479,842
Short-Term Investment
Repurchase Agreement	—	2,914,080	—	2,914,080
Total Investments in Securities	$58,550,226	$2,914,080	$—	$61,464,306

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 99.5% †
	Aerospace & Defense 1.9%
¤	Hexcel Corp.	161,741	$7,069,699
	Air Freight & Logistics 1.1%
	Echo Global Logistics, Inc. (a)	147,055	3,994,014
	Airlines 2.6%
¤	JetBlue Airways Corp. (a)	454,558	9,600,265
	Banks 1.2%
	Synovus Financial Corp.	61,226	1,770,044
	UMB Financial Corp.	50,256	2,594,717
			4,364,761
	Biotechnology 8.2%
	ACADIA Pharmaceuticals, Inc. (a)	64,700	1,809,012
	Acceleron Pharma, Inc. (a)	47,617	1,256,613
	Acorda Therapeutics, Inc. (a)	119,908	3,171,567
	Aimmune Therapeutics, Inc. (a)	111,131	1,506,936
	Akebia Therapeutics, Inc. (a)	241,815	2,178,753
	Alder Biopharmaceuticals, Inc. (a)	85,578	2,095,805
	Anacor Pharmaceuticals, Inc. (a)	33,785	1,805,808
	Atara Biotherapeutics, Inc. (a)	58,362	1,110,629
	Edge Therapeutics, Inc. (a)	153,363	1,403,271
	Enanta Pharmaceuticals, Inc. (a)	56,023	1,645,395
	Neurocrine Biosciences, Inc. (a)	65,885	2,605,752
	Novavax, Inc. (a)	298,161	1,538,511
	Ophthotech Corp. (a)	88,826	3,754,675
	Portola Pharmaceuticals, Inc. (a)	42,105	858,942
	Sage Therapeutics, Inc. (a)	56,292	1,804,722
	Ultragenyx Pharmaceutical, Inc. (a)	23,940	1,515,641
			30,062,032
	Building Products 3.0%
	Apogee Enterprises, Inc.	50,253	2,205,604
	Builders FirstSource, Inc. (a)	226,538	2,553,083
	Masonite International Corp. (a)	59,866	3,921,223
	PGT, Inc. (a)	218,973	2,154,695
			10,834,605
	Capital Markets 1.3%
	Fortress Investment Group LLC Class A	385,891	1,844,559
	Stifel Financial Corp. (a)	92,993	2,752,593
			4,597,152
	Chemicals 3.1%
	Huntsman Corp.	175,257	2,330,918
¤	Quaker Chemical Corp.	108,643	9,219,445
			11,550,363
	Commercial Services & Supplies 2.1%
¤	Waste Connections, Inc.	119,085	7,691,700
	Communications Equipment 0.5%
	Finisar Corp. (a)	95,822	1,747,793
	Construction Materials 2.5%
	Headwaters, Inc. (a)	127,241	2,524,461
	Martin Marietta Materials, Inc.	25,905	4,132,107
	Summit Materials, Inc. Class A (a)	128,356	2,496,524
			9,153,092
	Distributors 0.8%
	Pool Corp.	35,420	3,107,751
	Diversified Consumer Services 1.4%
	Bright Horizons Family Solutions, Inc. (a)	60,826	3,940,308
	Sotheby's	38,131	1,019,242
			4,959,550
	Electrical Equipment 0.6%
	Thermon Group Holdings, Inc. (a)	134,814	2,367,334
	Electronic Equipment, Instruments & Components 3.6%
	Cognex Corp.	77,461	3,017,106
	Coherent, Inc. (a)	65,730	6,040,587
	IPG Photonics Corp. (a)	41,427	3,980,306
			13,037,999
	Energy Equipment & Services 0.3%
	Geospace Technologies Corp. (a)	82,673	1,020,185
	Food & Staples Retailing 1.8%
	Casey's General Stores, Inc.	34,293	3,886,083
	Natural Grocers by Vitamin Cottage, Inc. (a)	123,940	2,636,204
			6,522,287
	Food Products 1.0%
	Snyder's-Lance, Inc.	17,162	540,260
	WhiteWave Foods Co. (The) (a)	73,750	2,997,200
			3,537,460
	Health Care Equipment & Supplies 6.5%
	ABIOMED, Inc. (a)	48,277	4,577,142
¤	Natus Medical, Inc. (a)	161,971	6,224,546
	NuVasive, Inc. (a)	62,044	3,018,441
	STERIS PLC	51,750	3,676,837
	West Pharmaceutical Services, Inc.	59,945	4,155,387
	Zeltiq Aesthetics, Inc. (a)	80,981	2,199,444
			23,851,797
	Health Care Providers & Services 5.9%
	Acadia Healthcare Co., Inc. (a)	51,011	2,811,216
	Adeptus Health, Inc. Class A (a)	37,072	2,058,979
	Air Methods Corp. (a)	90,821	3,289,537
¤	Centene Corp. (a)	113,690	6,999,893
	HealthSouth Corp.	74,558	2,805,618
	Surgery Partners, Inc. (a)	129,036	1,711,017
	Team Health Holdings, Inc. (a)	43,685	1,826,470
			21,502,730
	Health Care Technology 0.8%
	HMS Holdings Corp. (a)	217,274	3,117,882
	Hotels, Restaurants & Leisure 4.3%
	Belmond, Ltd. Class A (a)	379,797	3,604,273
	Bojangles', Inc. (a)	145,161	2,469,189
	Buffalo Wild Wings, Inc. (a)	12,756	1,889,419
	Chuy's Holdings, Inc. (a)	70,599	2,193,511
	Cracker Barrel Old Country Store, Inc.	11,242	1,716,316
	Penn National Gaming, Inc. (a)	135,119	2,255,136
	Vail Resorts, Inc.	11,298	1,510,543
			15,638,387
	Household Durables 2.8%
¤	Universal Electronics, Inc. (a)	167,208	10,365,224
	Insurance 0.8%
	Enstar Group, Ltd. (a)	18,394	2,990,497
	Internet & Catalog Retail 1.0%
	Duluth Holdings, Inc. (a)	88,467	1,724,222
	HSN, Inc.	40,165	2,101,031
			3,825,253
	Internet Software & Services 4.4%
	Cornerstone OnDemand, Inc. (a)	124,263	4,072,099
	Demandware, Inc. (a)	83,070	3,248,037
	LogMeIn, Inc. (a)	53,329	2,690,981
	WebMD Health Corp. (a)	66,157	4,143,413
	Zillow Group, Inc. Class A (a)	74,736	1,909,505
			16,064,035
	IT Services 0.3%
	Everi Holdings, Inc. (a)	442,154	1,012,533
	Leisure Products 0.6%
	Brunswick Corp.	46,997	2,254,916
	Life Sciences Tools & Services 1.5%
	PAREXEL International Corp. (a)	52,386	3,286,174
	PRA Health Sciences, Inc. (a)	55,118	2,356,845
			5,643,019
	Machinery 3.5%
	Chart Industries, Inc. (a)	59,032	1,282,175
	John Bean Technologies Corp.	56,582	3,191,791
	Proto Labs, Inc. (a)	29,413	2,267,448
	WABCO Holdings, Inc. (a)	33,746	3,608,122
	Woodward, Inc.	46,345	2,410,867
			12,760,403
	Oil, Gas & Consumable Fuels 1.4%
	RSP Permian, Inc. (a)	177,341	5,149,983
	Pharmaceuticals 1.5%
	Medicines Co. (The) (a)	50,552	1,606,037
	Prestige Brands Holdings, Inc. (a)	72,129	3,850,967
			5,457,004
	Professional Services 0.3%
	Advisory Board Co. (The) (a)	39,972	1,289,097
	Real Estate Investment Trusts 2.6%
	CubeSmart	72,592	2,417,314
	Equity One, Inc.	93,001	2,665,409
	GEO Group, Inc. (The)	63,344	2,196,136
	Seritage Growth Properties Class A	45,616	2,279,431
			9,558,290
	Road & Rail 1.1%
	Landstar System, Inc.	61,422	3,968,475
	Semiconductors & Semiconductor Equipment 2.6%
¤	Cavium, Inc. (a)	108,539	6,638,245
	Veeco Instruments, Inc. (a)	140,583	2,738,557
			9,376,802
	Software 10.7%
	Aspen Technology, Inc. (a)	83,438	3,014,615
	Fortinet, Inc. (a)	146,635	4,491,430
	Guidewire Software, Inc. (a)	84,544	4,605,957
¤	Imperva, Inc. (a)	125,495	6,337,497
	Manhattan Associates, Inc. (a)	55,499	3,156,228
	Paylocity Holding Corp. (a)	124,373	4,071,972
	PTC, Inc. (a)	122,113	4,049,267
	Qualys, Inc. (a)	100,117	2,533,961
	Tableau Software, Inc. Class A (a)	39,357	1,805,306
	Ultimate Software Group, Inc. (The) (a)	27,039	5,232,047
			39,298,280
	Specialty Retail 6.6%
	Burlington Stores, Inc. (a)	88,578	4,981,627
¤	Genesco, Inc. (a)	186,197	13,452,733
	MarineMax, Inc. (a)	128,937	2,510,403
	Vitamin Shoppe, Inc. (a)	107,910	3,340,894
			24,285,657
	Textiles, Apparel & Luxury Goods 1.8%
	Steven Madden, Ltd. (a)	92,038	3,409,087
	Tumi Holdings, Inc. (a)	120,612	3,234,814
			6,643,901
	Thrifts & Mortgage Finance 0.9%
	MGIC Investment Corp. (a)	440,519	3,378,781
	Trading Companies & Distributors 0.6%
	Air Lease Corp.	66,662	2,141,183
	Total Common Stocks (Cost $349,737,759)		364,792,171

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $2,286,923 (Collateralized by a Federal National Mortgage Association security with a rate of 1.30% and a maturity date of 5/29/19, with a Principal Amount of $2,325,000 and a Market Value of $2,336,625)	$2,286,921	2,286,921
Total Short-Term Investment (Cost $2,286,921)		2,286,921
Total Investments (Cost $352,024,680) (b)	100.1%	367,079,092
Other Assets, Less Liabilities	(0.1)	(310,322)
Net Assets	100.0%	$366,768,770

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $352,764,942 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$54,097,877
Gross unrealized depreciation	(39,783,727)
Net unrealized appreciation	$14,314,150

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$364,792,171	$—	$—	$364,792,171
Short-Term Investment
Repurchase Agreement	—	2,286,921	—	2,286,921
Total Investments in Securities	$364,792,171	$2,286,921	$—	$367,079,092

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 93.9% †
	Argentina 0.3%
	Pampa Energia S.A., Sponsored ADR (Electric Utilities) (a)	56,000	$1,200,640

	Brazil 4.3%
	Banco Bradesco S.A. (Banks)	40,720	340,650
	Banco do Brasil S.A. (Banks)	108,688	597,600
	BRF S.A. (Food Products)	90,000	1,284,302
	Centrais Eletricas Brasileiras S.A. (Electric Utilities) (a)	154,500	284,882
	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	351,700	2,345,547
	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	24,400	126,898
	Cosan S.A. Industria e Comercio (Oil, Gas & Consumable Fuels)	71,700	625,940
	Embraer S.A. (Aerospace & Defense)	28,200	187,051
	Equatorial Energia S.A. (Electric Utilities)	80,000	911,323
	Estacio Participacoes S.A. (Diversified Consumer Services)	176,400	579,881
	Fibria Celulose S.A. (Paper & Forest Products)	67,600	570,407
	JBS S.A. (Food Products)	209,600	638,305
	Kroton Educacional S.A. (Diversified Consumer Services)	415,800	1,327,544
	Lojas Renner S.A. (Multiline Retail)	160,000	925,118
	Minerva S.A. (Food Products) (a)	32,500	101,143
	MRV Engenharia e Participacoes S.A. (Household Durables)	111,500	367,155
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels) (a)	87,800	259,568
	Qualicorp S.A. (Health Care Providers & Services)	159,100	657,966
	Raia Drogasil S.A. (Food & Staples Retailing)	84,000	1,219,473
	Sao Martinho S.A. (Food Products)	42,300	568,094
	Ser Educacional S.A. (Diversified Consumer Services) (b)	20,130	59,119
	SLC Agricola S.A. (Food Products)	23,000	101,067
	Smiles S.A. (Media)	23,900	252,649
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	109,500	614,551
	Tupy S.A. (Auto Components)	14,500	66,539
	Ultrapar Participacoes S.A. (Oil, Gas & Consumable Fuels)	60,000	1,164,574
	Via Varejo S.A. (Specialty Retail)	239,600	371,163
			16,548,509
	Chile 0.5%
	Banco de Chile (Banks)	4,701,344	506,698
	Banco de Credito e Inversiones (Banks)	10,892	440,184
	Banco Santander Chile (Banks)	254,052	12,329
	Cencosud S.A. (Food & Staples Retailing)	126,032	319,398
	Corpbanca S.A. (Banks)	50,364,989	460,570
	Empresas CMPC S.A. (Paper & Forest Products)	51,680	120,964
	Enersis S.A. (Electric Utilities) (c)	336,982	93,338
			1,953,481
	China 24.9%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	514,000	159,023
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	225,000	1,721,432
	Agricultural Bank of China, Ltd. Class H (Banks)	902,000	324,412
	Air China, Ltd. Class H (Airlines)	586,000	415,477
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	83,700	6,614,811
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	515,000	1,139,229
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	322,000	183,055
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	16,300	3,111,344
	Bank of China, Ltd. Class H (Banks)	6,530,000	2,710,539
	Bank of Communications Co., Ltd. Class H (Banks)	735,000	483,219
	Baoye Group Co., Ltd. Class H (Construction & Engineering)	86,000	55,320
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	6,000	6,435
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	238,000	137,756
	Boer Power Holdings, Ltd. (Electrical Equipment)	1,017,000	802,341
	China Cinda Asset Management Co., Ltd. Class H (Capital Markets)	1,043,000	364,368
	China CITIC Bank Corp., Ltd. Class H (Banks)	594,000	364,485
¤	China Construction Bank Corp. Class H (Banks)	9,639,000	6,163,115
	China Everbright Bank Co., Ltd. Class H (Banks)	570,000	274,810
	China Everbright, Ltd. (Capital Markets)	210,000	438,552
	China International Marine Containers Group Co., Ltd. Class H (Machinery)	87,700	135,439
	China Lesso Group Holdings, Ltd. (Building Products)	204,000	109,398
	China Life Insurance Co., Ltd. Class H (Insurance)	88,000	217,126
	China Lumena New Materials Corp. (Chemicals) (a)(c)(d)	260,000	0
	China Medical System Holdings, Ltd. (Pharmaceuticals)	572,000	793,405
	China Merchants Bank Co., Ltd. Class H (Banks)	1,012,000	2,126,448
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	661,500	7,367,671
	China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	794,000	2,512,804
	China Pacific Insurance Group Co., Ltd. Class H (Insurance)	120,200	449,354
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	4,340,000	2,853,294
	China Resources Beer Holdings Co., Ltd. (Beverages)	156,000	287,572
	China Resources Land, Ltd. (Real Estate Management & Development)	104,000	266,256
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	296,000	550,992
	China Southern Airlines Co., Ltd. Class H (Airlines)	690,000	435,845
	China State Construction International Holdings, Ltd. (Construction & Engineering)	1,170,000	1,743,534
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	2,896,000	1,530,626
	China Vanke Co., Ltd. Class H (Real Estate Management & Development)	372,000	912,095
	Chlitina Holding, Ltd. (Personal Products)	62,000	533,619
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	479,000	253,166
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	793,000	937,409
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	2,290,000	2,069,379
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	2,024,000	623,584
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	1,052,000	1,311,381
	Dongyue Group, Ltd. (Chemicals)	686,000	121,152
	Evergrande Real Estate Group, Ltd. (Real Estate Management & Development)	1,085,000	836,407
	GF Securities Co., Ltd. Class H (Capital Markets) (a)	304,800	744,186
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail)	837,000	119,766
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	1,070,000	1,110,366
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	243,200	347,368
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	1,480,000	1,320,245
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	3,506,000	1,966,019
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	432,000	582,508
	Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	628,000	544,021
	Maoye International Holdings, Ltd. (Multiline Retail)	302,000	29,977
	NetEase, Inc., ADR (Internet Software & Services)	9,500	1,364,010
	New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services)	35,700	1,234,863
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	496,000	122,124
	PICC Property & Casualty Co., Ltd. Class H (Insurance)	622,000	1,141,792
¤	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	738,000	3,534,287
	Shandong Weigao Group Medical Polymer Co., Ltd. Class H (Health Care Equipment & Supplies)	1,056,000	672,477
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	266,000	623,393
	Shanghai Pharmaceuticals Holding Co., Ltd. Class H (Health Care Providers & Services)	125,600	249,343
	Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	361,000	1,966,168
	Shui On Land, Ltd. (Real Estate Management & Development)	592,000	159,498
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	1,330,000	378,905
	Sinopec Shanghai Petrochemical Co., Ltd. Class H (Chemicals) (a)	2,362,000	1,196,628
	Sinopharm Group Co., Ltd. Class H (Health Care Providers & Services)	331,600	1,489,718
	Sunac China Holdings, Ltd. (Real Estate Management & Development)	1,065,000	715,276
	TAL Education Group, ADR (Diversified Consumer Services) (a)	32,000	1,589,760
¤	Tencent Holdings, Ltd. (Internet Software & Services)	684,300	13,981,779
	Tianjin Development Holdings, Ltd. (Multi-Utilities)	84,000	42,664
	Tianneng Power International, Ltd. (Auto Components) (a)	46,000	41,094
	TravelSky Technology, Ltd. Class H (IT Services)	306,000	502,548
	Universal Health International Group Holding, Ltd. (Health Care Providers & Services)	189,000	20,709
	Weichai Power Co., Ltd. Class H (Machinery)	77,000	85,861
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	192,500	138,717
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	424,000	366,208
	Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	4,220,000	1,490,561
	XTEP International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	530,000	287,637
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	46,000	30,954
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	678,000	723,680
	ZTE Corp. Class H (Communications Equipment) (d)	128,400	234,377
			95,597,166
	Colombia 0.1%
	Almacenes Exito S.A. (Food & Staples Retailing)	64,459	336,848
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	12,940	172,073
	Interconexion Electrica S.A. ESP (Electric Utilities)	13,181	37,999
			546,920
	Czech Republic 0.0%‡
	Pegas Nonwovens S.A. (Textiles, Apparel & Luxury Goods)	2,753	86,284

	Egypt 0.2%
	Commercial International Bank Egypt S.A.E. (Banks)	133,651	578,405
	Telecom Egypt Co. (Diversified Telecommunication Services)	83,569	76,417
			654,822
	Hong Kong 1.3%
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	323,000	270,230
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (c)(d)	75,000	0
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	2,308,000	380,831
	Huabao International Holdings, Ltd. (Chemicals) (a)	613,000	230,744
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	334,000	172,224
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	135,500	63,057
	Man Wah Holdings, Ltd. (Household Durables)	995,000	1,263,415
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	989,000	744,553
	Real Nutriceutical Group, Ltd. (Personal Products)	879,000	87,250
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	88,000	129,776
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	143,000	106,918
	Skyworth Digital Holdings, Ltd. (Household Durables)	578,000	357,648
	Techtronic Industries Co., Ltd. (Household Durables)	244,000	965,639
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	64,500	65,520
			4,837,805
	Hungary 0.5%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	17,440	1,048,915
	OTP Bank PLC (Banks)	40,000	1,004,361
			2,053,276
	India 8.8%
	Andhra Bank (Banks)	184,914	146,038
	Ashok Leyland, Ltd. (Machinery)	494,590	813,332
	Asian Paints, Ltd. (Chemicals)	130,000	1,711,805
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	130,000	1,462,494
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	189,972	2,597,171
	Bharti Infratel, Ltd. (Diversified Telecommunication Services)	210,000	1,243,082
	Dishman Pharmaceuticals & Chemicals, Ltd. (Life Sciences Tools & Services)	108,501	548,055
	Eicher Motors, Ltd. (Machinery)	4,600	1,333,686
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	127,998	2,139,662
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	34,123	334,931
¤	Infosys, Ltd. (IT Services)	256,899	4,732,784
	Jet Airways India, Ltd. (Airlines) (a)	68,288	564,216
	JSW Steel, Ltd. (Metals & Mining)	34,330	662,676
	Karnataka Bank, Ltd. (The) (Banks)	65,478	101,743
	KPIT Technologies, Ltd. (Software)	118,191	264,322
	LIC Housing Finance, Ltd. (Thrifts & Mortgage Finance)	268,000	1,987,059
	Manappuram Finance, Ltd. (Consumer Finance)	628,539	331,247
	Mphasis, Ltd. (IT Services)	4,028	29,926
	NIIT Technologies, Ltd. (Software)	43,631	326,462
	PC Jeweller, Ltd. (Specialty Retail)	48,941	265,611
	Piramal Enterprises, Ltd. (Pharmaceuticals)	6,614	103,865
	Power Finance Corp., Ltd. (Diversified Financial Services)	229,164	592,440
	Rajesh Exports, Ltd. (Textiles, Apparel & Luxury Goods)	38,520	360,173
	Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	151,427	2,389,538
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	233,284	585,478
	Shipping Corp. of India, Ltd. (Marine) (a)	39,507	38,778
	Shree Cement, Ltd. (Construction Materials)	8,800	1,634,490
	Sintex Industries, Ltd. (Building Products)	501,301	579,858
	SKS Microfinance, Ltd. (Consumer Finance) (a)	160,000	1,324,021
	Tata Motors, Ltd. Class A DVR (Automobiles) (a)	149,034	661,198
	Torrent Power, Ltd. (Electric Utilities)	89,684	313,584
	TVS Motor Co., Ltd. (Automobiles)	292,000	1,426,213
	Union Bank of India (Banks)	94,532	187,144
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	6,522	75,943
	Vedanta, Ltd. (Metals & Mining)	430,591	587,798
	Welspun Corp., Ltd. (Metals & Mining)	40,981	60,801
	Welspun India, Ltd. (Textiles, Apparel & Luxury Goods)	86,744	129,679
	Wipro, Ltd. (IT Services)	120,624	1,032,879
	Zensar Technologies, Ltd. (Software)	6,747	95,261
			33,775,443
	Indonesia 2.8%
	Bank Central Asia Tbk PT (Banks)	276,800	277,635
	Bank Negara Indonesia Persero Tbk PT (Banks)	835,700	327,725
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	3,087,800	2,660,491
	Charoen Pokphand Indonesia Tbk PT (Food Products)	778,300	210,716
	Global Mediacom Tbk PT (Media)	2,000,000	181,750
	Gudang Garam Tbk PT (Tobacco)	115,100	566,820
	Indofood Sukses Makmur Tbk PT (Food Products)	219,400	119,545
	Matahari Department Store Tbk PT (Multiline Retail)	900,000	1,245,475
	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	4,500,000	1,309,955
	Semen Indonesia Persero Tbk PT (Construction Materials)	526,000	403,624
	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	10,409,900	2,610,326
	United Tractors Tbk PT (Machinery)	589,800	680,538
			10,594,600
	Malaysia 1.6%
	AirAsia BHD (Airlines)	917,300	430,260
	Coastal Contracts BHD (Machinery)	105,300	44,263
	Dialog Group BHD (Construction & Engineering)	3,400,000	1,394,335
	Felda Global Ventures Holdings BHD (Food Products)	1,022,100	395,584
	IOI Properties Group BHD (Real Estate Management & Development)	119,700	70,872
	Malayan Banking BHD (Banks)	334,582	773,530
	MISC BHD (Marine)	359,200	819,398
	My EG Services BHD (IT Services)	2,100,000	1,151,865
	PPB Group BHD (Food Products)	31,200	133,549
	Public Bank BHD (Banks)	50,500	243,083
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	22,300	3,344
	Top Glove Corp. BHD (Health Care Equipment & Supplies)	263,000	338,398
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	128,700	73,232
	VS Industry BHD (Electronic Equipment, Instruments & Components)	613,900	188,820
	YTL Power International BHD (Multi-Utilities)	393,100	149,119
			6,209,652
	Mexico 5.1%
	Alfa S.A.B. de C.V. Class A (Industrial Conglomerates)	1,186,900	2,388,618
	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	916,446	712,909
	Arca Continental S.A.B. de C.V. (Beverages)	154,100	1,069,691
	Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A (Airlines) (a)	25,300	53,449
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a)	886	260
	Empresas ICA S.A.B. de C.V. (Construction & Engineering) (a)	337,000	81,143
	Fibra Uno Administracion S.A. de C.V. (Real Estate Investment Trusts)	205,100	477,102
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	45,900	442,392
	Gentera S.A.B. de C.V. (Consumer Finance)	345,200	681,323
	Gruma S.A.B. de C.V. Class B (Food Products)	219,260	3,477,139
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	73,410	1,105,326
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	375,300	2,126,834
	Grupo Lala S.A.B. de C.V. (Food Products)	396,300	1,077,160
	Grupo Mexico S.A.B. de C.V. Series B (Metals & Mining)	450,000	1,085,596
	Industrias Bachoco S.A.B. de C.V. Series B (Food Products)	30,100	128,765
	Industrias Penoles S.A.B. de C.V. (Metals & Mining)	6,020	76,081
	Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Household Products)	136,500	329,771
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	682,400	1,080,250
	Promotora Y Operadora de Infraestructura S.A.B. de C.V. (Transportation Infrastructure)	79,000	1,047,105
	Unifin Financiera SAPI de C.V. SOFOM ENR (Consumer Finance)	250,000	700,492
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)(c)(d)	101,900	0
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	623,300	1,475,531
			19,616,937
	Philippines 1.3%
	Ayala Land, Inc. (Real Estate Management & Development)	1,300,000	995,222
	Cebu Air, Inc. (Airlines)	81,780	158,960
	DMCI Holdings, Inc. (Industrial Conglomerates)	1,323,400	385,135
	GT Capital Holdings, Inc. (Diversified Financial Services)	53,000	1,599,957
	Metro Pacific Investments Corp. (Diversified Financial Services)	4,997,000	637,037
	Universal Robina Corp. (Food Products)	260,000	1,224,194
			5,000,505
	Poland 1.2%
	Asseco Poland S.A. (Software)	1,431	23,238
	Cyfrowy Polsat S.A. (Media) (a)	112,801	733,726
	Enea S.A. (Electric Utilities)	130,209	415,976
	Energa S.A. (Electric Utilities)	81,676	286,978
	Eurocash S.A. (Food & Staples Retailing)	43,274	618,747
	Grupa Azoty S.A. (Chemicals) (a)	8,815	227,510
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	13,979	104,303
	KGHM Polska Miedz S.A. (Metals & Mining)	6,757	137,813
	Lubelski Wegiel Bogdanka S.A. (Oil, Gas & Consumable Fuels)	2,204	22,683
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	67,767	1,342,190
	Powszechna Kasa Oszczednosci Bank Polski S.A. (Banks) (a)	44,560	332,002
	Tauron Polska Energia S.A. (Electric Utilities)	194,995	157,305
			4,402,471
	Republic of Korea 14.3%
	CJ CheilJedang Corp. (Food Products)	1,807	549,084
	Com2uSCorp (Software) (a)	3,697	400,541
	Cosmax, Inc. (Personal Products)	7,000	768,188
	Coway Co., Ltd. (Household Durables)	17,902	1,510,618
	Dae Han Flour Mills Co., Ltd. (Food Products)	21	3,608
	Daelim Industrial Co., Ltd. (Construction & Engineering)	12,499	993,493
	Daou Technology, Inc. (Internet Software & Services)	20,503	388,151
	DGB Financial Group, Inc. (Banks)	32,283	251,241
	Dongbu Hitek Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	37,871	597,737
	Dongbu Insurance Co., Ltd. (Insurance)	8,840	586,705
	GS Holdings, Corp. (Oil, Gas & Consumable Fuels)	20,831	1,074,702
	GS Retail Co., Ltd. (Food & Staples Retailing)	11,551	476,241
	Hana Financial Group, Inc. (Banks)	24,153	523,780
	Hanon Systems (Auto Components)	165,000	1,327,387
	Hanssem Co., Ltd. (Household Durables)	6,500	1,270,331
	Hanwha Chemical Corp. (Chemicals)	33,001	719,985
	Hanwha Corp. (Industrial Conglomerates)	24,946	774,382
	Hyosung Corp. (Chemicals)	5,784	728,311
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering)	37,500	1,506,755
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	28,340	1,044,536
	Hyundai Mobis Co., Ltd. (Auto Components)	5,983	1,302,699
	Industrial Bank of Korea (Banks)	31,932	342,049
	Interpark Holdings Corp. (Internet & Catalog Retail)	8,747	72,050
	IS Dongseo Co., Ltd. (Building Products)	1,507	62,199
	KB Financial Group, Inc. (Banks)	6,720	187,156
	Korea Electric Power Corp. (Electric Utilities)	59,550	3,134,759
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	1,370	113,687
	Korea Petrochemical Industry Co., Ltd. (Chemicals)	1,789	400,476
	Korea Zinc Co., Ltd. (Metals & Mining)	3,800	1,599,948
	KT Corp. (Diversified Telecommunication Services)	10,377	270,405
	KT&G Corp. (Tobacco)	11,592	1,115,005
	LG Corp. (Industrial Conglomerates)	18,475	1,106,626
	LG Electronics, Inc. (Household Durables)	15,713	846,381
	LG Uplus Corp. (Diversified Telecommunication Services)	103,674	1,001,747
	Lotte Chemical Corp. (Chemicals)	2,811	839,416
	Medy-Tox, Inc. (Biotechnology)	2,600	1,003,760
	NAVER Corp. (Internet Software & Services)	4,400	2,450,857
	NCSoft Corp. (Software)	4,250	942,091
	Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	20,000	1,376,355
	Partron Co., Ltd. (Electronic Equipment, Instruments & Components)	31,435	333,976
	POSCO (Metals & Mining)	5,939	1,139,918
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	2,958	253,225
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	10,081	11,565,470
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	7,500	1,934,680
	Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	10,298	891,485
	Shinhan Financial Group Co., Ltd. (Banks)	21,921	776,321
	Shinsegae Co., Ltd. (Multiline Retail)	1,655	293,778
	SK Holdings Co., Ltd. (Industrial Conglomerates)	5,801	1,131,185
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	18,000	443,074
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	5,045	758,779
	SL Corp. (Auto Components)	1,604	22,652
	Soulbrain Co., Ltd. (Chemicals)	15,087	547,491
	Value Added Technologies Co., Ltd. (Health Care Equipment & Supplies)	10,690	414,569
	Vieworks Co., Ltd. (Health Care Equipment & Supplies)	6,668	289,203
	Woori Bank (Banks)	40,161	332,217
			54,791,465
	Russia 2.4%
	Alrosa PAO (Metals & Mining) (a)	1,200,000	1,252,422
	Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	333,147	1,436,863
	Magnit PJSC (Food & Staples Retailing) (a)	10,500	1,639,429
	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	64,905	837,924
	Severstal PAO, GDR (Metals & Mining)	64,693	684,452
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	35,841	231,533
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	101,646	594,846
	Tatneft PAO (Oil, Gas & Consumable Fuels) (a)	250,000	1,339,585
	Tatneft PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	23,104	735,631
	Yandex N.V. Class A (Internet Software & Services) (a)	40,000	612,800
			9,365,485
	South Africa 6.8%
	African Bank Investments, Ltd. (Diversified Financial Services) (a)(c)(d)	30,700	21
	AngloGold Ashanti, Ltd. (Metals & Mining) (a)	43,375	600,809
	Astral Foods, Ltd. (Food Products)	20,393	153,323
	Barclays Africa Group, Ltd. (Banks)	55,444	561,773
	Barloworld, Ltd. (Trading Companies & Distributors)	23,903	122,399
	Bidvest Group, Ltd. (The) (Industrial Conglomerates)	57,000	1,440,081
	Capitec Bank Holdings, Ltd. (Banks)	44,800	1,738,836
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	96,452	300,323
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	75,437	367,892
	FirstRand, Ltd. (Diversified Financial Services)	736,866	2,414,170
	Fortress Income Fund, Ltd. Class A (Real Estate Investment Trusts)	194,433	206,895
	Gold Fields, Ltd. (Metals & Mining)	112,612	445,833
	Hyprop Investments, Ltd. (Real Estate Investment Trusts)	54,960	438,042
	Imperial Holdings, Ltd. (Distributors)	121,370	1,236,410
	Investec, Ltd. (Capital Markets)	35,509	264,350
	Liberty Holdings, Ltd. (Insurance)	85,614	838,352
	MTN Group, Ltd. (Wireless Telecommunication Services)	128,000	1,172,168
¤	Naspers, Ltd. Class N (Media)	37,400	5,220,991
	Redefine Properties, Ltd. (Real Estate Investment Trusts)	1,172,412	951,350
	RMB Holdings, Ltd. (Diversified Financial Services)	107,361	445,479
	Sappi, Ltd. (Paper & Forest Products) (a)	230,320	1,019,796
	Sasol, Ltd. (Oil, Gas & Consumable Fuels)	89,821	2,686,280
	Sibanye Gold, Ltd. (Metals & Mining)	174,277	668,600
	Standard Bank Group, Ltd. (Banks)	104,898	941,284
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	226,857	884,610
	Truworths International, Ltd. (Specialty Retail)	155,000	1,031,181
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & Engineering)	12,954	104,413
			26,255,661
	Taiwan 10.5%
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	750,000	872,716
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	110,000	1,168,904
	Casetek Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	71,000	386,061
	Catcher Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	110,000	902,312
	Cathay Financial Holding Co., Ltd. (Insurance)	680,000	814,504
	Chailease Holding Co., Ltd. (Diversified Financial Services)	400,000	697,241
	China Steel Corp. (Metals & Mining)	650,000	452,399
	Clevo Co. (Technology Hardware, Storage & Peripherals)	106,000	95,678
	CTBC Financial Holding Co., Ltd. (Banks)	151,379	79,960
	E.Sun Financial Holding Co., Ltd. (Banks)	4,449,789	2,488,696
	Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	50,000	95,234
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	115,000	1,382,830
	Feng TAY Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	210,000	1,115,772
	Formosa Chemicals & Fibre Corp. (Chemicals)	62,000	154,499
	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	16,000	45,986
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	177,000	172,963
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	234,462	298,687
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	626,000	496,964
	Grape King Bio, Ltd. (Personal Products)	180,000	1,031,879
	Highwealth Construction Corp. (Real Estate Management & Development)	641,100	936,232
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	288,750	760,813
	Hota Industrial Manufacturing Co., Ltd. (Auto Components)	350,000	1,522,496
	Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	16,000	1,240,368
	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	423,000	516,527
	Mega Financial Holding Co., Ltd. (Banks)	403,137	286,846
	Pchome Online, Inc. (Internet Software & Services)	90,000	991,331
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	255,000	595,032
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	937,000	1,193,668
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	541,000	1,227,100
	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	346,000	951,436
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	633,000	1,042,412
	Shin Kong Financial Holding Co., Ltd. (Insurance)	334,539	67,149
	Shin Zu Shing Co., Ltd. (Machinery)	154,000	550,273
	Siliconware Precision Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	851,961	1,376,522
	Standard Foods Corp. (Food Products)	150,000	371,924
	Taiwan Business Bank (Banks) (a)	841,000	222,897
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,307,000	11,612,416
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,617,000	668,223
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	411,000	642,347
	Wisdom Marine Lines Co., Ltd. (Marine) (a)	102,000	116,629
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	994,000	355,177
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	172,000	384,787
			40,385,890
	Thailand 2.8%
	Airports of Thailand PCL, NVDR (Transportation Infrastructure)	75,000	857,021
	Charoen Pokphand Foods PCL, NVDR (Food Products)	1,338,900	928,629
	CP ALL PCL, NVDR (Food & Staples Retailing)	1,200,000	1,560,546
	Home Product Center PCL, NVDR (Specialty Retail)	1,500,000	351,762
	Indorama Ventures PCL, NVDR (Chemicals)	78,800	51,070
	IRPC PCL, NVDR (Oil, Gas & Consumable Fuels)	1,883,100	270,314
	KCE Electronics PCL, NVDR (Electronic Equipment, Instruments & Components)	600,000	1,347,357
	Kiatnakin Bank PCL, NVDR (Banks)	141,100	168,454
	Krung Thai Bank PCL, NVDR (Banks)	528,400	280,872
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	66,400	132,592
	PTT Global Chemical PCL, NVDR (Chemicals)	131,500	226,144
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	155,200	1,235,247
	Siam Cement PCL, NVDR (The) (Construction Materials)	115,000	1,523,309
	Srisawad Power 1979 PCL, NVDR (Consumer Finance)	850,000	1,020,822
	Thai Union Group PCL, NVDR (Food Products)	1,253,900	744,926
	Thanachart Capital PCL, NVDR (Banks)	171,000	183,492
			10,882,557
	Turkey 2.9%
	Aksa Akrilik Kimya Sanayii A.S. (Textiles, Apparel & Luxury Goods)	36,355	134,696
	BIM Birlesik Magazalar AS (Food & Staples Retailing)	38,000	823,302
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	473,595	712,628
	Gentas Genel Metal Sanayi ve Ticaret A.S. (Commercial Services & Supplies)	39,557	16,986
	Haci Omer Sabanci Holding A.S. (Diversified Financial Services)	74,696	258,194
	KOC Holding AS (Industrial Conglomerates)	450,000	2,285,293
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	359,523	2,144,787
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	51,985	421,739
	Turk Hava Yollari AO (Airlines) (a)	52,622	145,477
	Turkiye Garanti Bankasi AS (Banks)	620,000	1,813,046
	Turkiye Halk Bankasi A.S. (Banks)	96,115	357,131
	Turkiye Is Bankasi Class C (Banks)	152,184	251,678
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	1	1
	Turkiye Sise ve Cam Fabrikalari A.S. (Industrial Conglomerates)	504,352	655,096
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	276,760	462,609
	Yapi Ve Kredi Bankasi AS (Banks) (a)	311,770	459,169
			10,941,832
	Ukraine 0.1%
	Kernel Holding S.A. (Food Products)	37,827	540,458

	United Arab Emirates 0.5%
	NMC Health PLC (Health Care Providers & Services)	123,000	1,867,282

	United States 0.7%
	Luxoft Holding, Inc. (IT Services) (a)	25,000	1,375,750
	Nexteer Automotive Group, Ltd. (Auto Components)	1,095,000	1,132,075
			2,507,825
	Total Common Stocks (Cost $361,734,764)		360,616,966

	Exchange-Traded Fund 0.0%‡ (e)
	United States 0.0%‡
	iShares MSCI Emerging Markets ETF (Capital Markets)	2,168	74,254
	Total Exchange-Traded Fund (Cost $73,582)		74,254

	Preferred Stocks 5.1%
	Brazil 2.9%
	Banco ABC Brasil S.A. 7.23% (Banks)	78,800	269,559
	Banco Bradesco S.A. 4.40% (Banks)	129,620	975,850
	Banco do Estado do Rio Grande do Sul S.A. Class B 9.99% (Banks)	169,300	376,677
	Braskem S.A. Class A 5.14% (Chemicals)	80,900	526,711
	Centrais Eletricas Brasileiras S.A. Class B 0.96% (Electric Utilities)	192,100	560,969
	Cia Energetica de Minas Gerais 7.98% (Electric Utilities)	292,400	657,883
	Eucatex S.A. Industria e Comercio 1.60% (Paper & Forest Products)	1,700	1,225
¤	Itau Unibanco Holding S.A. 4.19% (Banks)	468,785	4,069,022
	Itausa - Investimentos Itau S.A. 5.30% (Banks)	284,200	645,756
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	608,600	1,413,322
	Suzano Papel e Celulose S.A. Class A 2.08% (Paper & Forest Products)	115,700	407,371
	Vale S.A. 7.07% (Metals & Mining)	380,000	1,202,675
			11,107,020
	Chile 0.0%‡
	Embotelladora Andina S.A. Class B 3.30% (Beverages)	40,347	130,641

	Colombia 0.2%
	Bancolombia S.A. 3.04% (Banks)	65,589	565,718
	Grupo de Inversiones Suramericana S.A. 1.10% (Diversified Financial Services)	5,490	71,724
			637,442
	Republic of Korea 2.0%
	Amorepacific Corp. 0.61% (Personal Products)	5,500	1,060,467
	Hyundai Motor Co. 3.94% (Automobiles)	33,998	3,151,266
	Hyundai Motor Co. 5.95% (Automobiles)	3,297	299,832
	LG Chem, Ltd. 2.00% (Chemicals)	11,400	2,262,854
¤	Samsung Electronics Co., Ltd. 2.00% (Technology Hardware, Storage & Peripherals)	873	845,061
			7,619,480
	Total Preferred Stocks (Cost $19,235,581)		19,494,583

	Number of Warrants
Warrants 0.0%‡
Hong Kong 0.0%‡
Ju Teng International Holdings, Ltd. Expires 10/14/16 (Electronic Equipment, Instruments & Components) (a)	20,750	254
Total Warrants (Cost $0)		254

	Principal Amount
Short-Term Investment 1.6%
Repurchase Agreement 1.6%
United States 1.6%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $6,040,463 (Collateralized by United States Treasury Notes with a rate of 1.00% and a maturity date of 9/30/19, with a Principal Amount of $6,175,000 and a Market Value of $6,167,281) (Capital Markets)	$6,040,458	6,040,458
Total Short-Term Investment (Cost $6,040,458)		6,040,458
Total Investments (Cost $387,084,385) (f)	100.6%	386,226,515
Other Assets, Less Liabilities	(0.6)	(2,193,399)
Net Assets	100.0%	$384,033,116

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security - As of March 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $93,359, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, the total market value of these securities was $234,398, which represented 0.1% of the Portfolio's net assets.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of March 31, 2016, cost was $391,479,161 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$22,235,686
Gross unrealized depreciation	(27,488,332)
Net unrealized depreciation	$(5,252,646)

Total Return Equity Swap Contracts

Open OTC total return equity swap contracts as of March 31, 2016 were as follows:

Counterparty	Reference Obligation	Rate (Paid) by the Portfolio	Termination Date	Shares Long/ (Short)	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Brazil
Deutsche Bank	Ambev S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	196,000	$882	144,368
Deutsche Bank	Duratex S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(221,200)	(468)	796
Deutsche Bank	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	66,900	565	16,898
Deutsche Bank	Itausa - Investimentos Itau S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	51,320	113	3,737
Deutsche Bank	Klabin S.A.	1 Month LIBOR BBA minus 2.00%	3/3/2017	(9,200)	(54)	4,174
Deutsche Bank	Kroton Educacional S.A.	1 Month LIBOR BBA plus 0.75%	9/27/2016	215,900	403	269,745
Deutsche Bank	Smiles S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	25,400	178	93,690
Deutsche Bank	Vale S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	37,700	78	42,858
Chile
Deutsche Bank	Enersis Chile S.A.	1 Month LIBOR BBA plus 0.65%	3/3/2017	1,209,360	- **	1,553
China
Deutsche Bank	Aluminum Corp of China, Ltd.	1 Month LIBOR BBA minus 11.00%	3/1/2017	(1,540,000)	(540)	49,977
Deutsche Bank	CGN Power Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(628,000)	(281)	68,145
Deutsche Bank	China Coal Energy Co., Ltd.	1 Month LIBOR BBA minus 10.00%	3/1/2017	(161,000)	(68)	807
Deutsche Bank	China Oilfield Services, Ltd.	1 Month LIBOR BBA minus 1.00%	3/1/2017	(626,000)	(500)	11,393
Deutsche Bank	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 1.50%	3/1/2017	(52,000)	(17)	5,390
Deutsche Bank	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 9.75%	3/1/2017	(146,000)	(382)	127,853
Deutsche Bank	Dongfang Electric Corp., Ltd.	1 Month LIBOR BBA minus 2.50%	3/1/2017	(255,800)	(388)	162,705
Deutsche Bank	Huadian Fuxin Energy Corp., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(630,000)	(267)	119,913
Deutsche Bank	Nanjing Panda Electronics Co., Ltd.	1 Month LIBOR BBA minus 2.00%	3/1/2017	(264,000)	(282)	95,187
Deutsche Bank	Shandong Molong Petroleum Machinery Co., Ltd.	1 Month LIBOR BBA minus 3.00%	3/1/2017	(79,200)	(28)	1,693
Deutsche Bank	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	1 Month LIBOR BBA minus 1.50%	3/1/2017	(31,000)	(35)	10,830
Deutsche Bank	Sinopec Oilfield Service Corp.	1 Month LIBOR BBA minus 10.00%	3/1/2017	(1,026,000)	(363)	122,383
Deutsche Bank	Tsingtao Brewery Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(142,000)	(591)	52,043
Hong Kong
Deutsche Bank	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(556,000)	(645)	69,427
Deutsche Bank	China NT Pharma Group Co., Ltd.	1 Month LIBOR BBA minus 5.50%	3/1/2017	(139,500)	(39)	607
Deutsche Bank	China Water Industry Group, Ltd.	1 Month LIBOR BBA minus 7.25%	3/1/2017	(104,000)	(25)	7,518
Deutsche Bank	China ZhengTong Auto Services Holdings, Ltd.	1 Month LIBOR BBA minus 1.00%	3/1/2017	(214,000)	(85)	3,826
Deutsche Bank	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 5.50%	3/1/2017	(69,000)	(60)	4,025
Deutsche Bank	CPMC Holdings, Ltd.	1 Month LIBOR BBA minus 3.25%	3/1/2017	(44,000)	(36)	12,198
Deutsche Bank	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 2.25%	3/1/2017	(164,000)	(51)	29,098
Deutsche Bank	Fufeng Group, Ltd.	1 Month LIBOR BBA minus 4.00%	3/1/2017	(288,000)	(93)	1,248
Deutsche Bank	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 2.00%	3/1/2017	(29,000)	(15)	715
Deutsche Bank	Kangda International Environmental Co., Ltd.	1 Month LIBOR BBA minus 7.75%	3/1/2017	(240,000)	(80)	24,221
Deutsche Bank	Kingdee International Software Group Co., Ltd.	1 Month LIBOR BBA minus 4.00%	3/1/2017	(1,588,000)	(521)	8,975
Deutsche Bank	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.00%	3/1/2017	(975,000)	(478)	28,279
Deutsche Bank	Luye Pharma Group, Ltd.	1 Month LIBOR BBA minus 2.50%	3/1/2017	(396,500)	(410)	103,764
Deutsche Bank	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 0.75%	3/1/2017	(196,000)	(205)	9,289
Deutsche Bank	PW Medtech Group, Ltd.	1 Month LIBOR BBA minus 5.50%	3/1/2017	(63,000)	(23)	9,142
Deutsche Bank	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.75%	3/1/2017	(358,000)	(226)	54,544
Deutsche Bank	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	5,300	90	17,666
Deutsche Bank	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 4.00%	3/1/2017	(196,000)	(86)	54,900
Deutsche Bank	Yashili International Holdings, Ltd.	1 Month LIBOR BBA minus 3.25%	3/1/2017	(115,000)	(30)	4,072
Hungary
Deutsche Bank	OTP Bank PLC	1 Month LIBOR BBA plus 0.90%	10/24/2016	27,281	553	117,781
Malaysia
Deutsche Bank	CIMB Group Holdings Bhd	1 Month LIBOR BBA plus 0.75%	3/9/2017	417,300	505	14,333
Deutsche Bank	MISC Bhd	1 Month LIBOR BBA plus 0.75%	3/9/2017	162,900	349	22,165
Mexico
Deutsche Bank	Alfa S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	12/28/2016	49,700	99	32
Deutsche Bank	America Movil S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	1,294,400	976	32,574
Deutsche Bank	Arca Continental S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	29,400	291	2,899
Deutsche Bank	Cemex S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	652,600	457	20,985
Deutsche Bank	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	22,900	217	4,805
Deutsche Bank	Grupo Financiero Santander Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	224,200	400	8,949
Deutsche Bank	Grupo Simec S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	12/28/2016	103,400	134	12,696
Deutsche Bank	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	12/28/2016	40,000	138	14,692
Deutsche Bank	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/28/2016	(14,200)	(58)	1,439
Deutsche Bank	OHL Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	144,300	204	24,787
Poland
Deutsche Bank	Alior Bank S.A.	1 Month LIBOR BBA minus 3.50%	3/22/2017	(7,996)	(172)	32,507
Deutsche Bank	CCC S.A.	1 Month LIBOR BBA minus 5.00%	3/22/2017	(13,121)	(565)	4,264
Deutsche Bank	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 8.00%	3/22/2017	(71,162)	(17)	5,756
Deutsche Bank	LPP S.A.	1 Month LIBOR BBA minus 6.00%	3/22/2017	(378)	(690)	118,401
Deutsche Bank	mBank S.A.	1 Month LIBOR BBA minus 1.25%	3/22/2017	(303)	(30)	2,674
Deutsche Bank	Powszechna Kasa Oszczednosci Bank Polski S.A.	1 Month LIBOR BBA plus 0.90%	3/22/2017	383	3	196
Republic of Korea
Deutsche Bank	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00%	3/9/2017	(12,228)	(76)	39,414
Deutsche Bank	Fila Korea, Ltd.	1 Month LIBOR BBA minus 2.75%	3/9/2017	(4,477)	(386)	13,353
Deutsche Bank	Grand Korea Leisure Co., Ltd.	1 Month LIBOR BBA minus 3.00%	3/9/2017	(9,609)	(255)	62,712
Deutsche Bank	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 4.75%	3/9/2017	(9,595)	(146)	8,137
Deutsche Bank	POSCO Chemtech Co., Ltd.	1 Month LIBOR BBA minus 2.00%	3/9/2017	(15,449)	(209)	16,932
Deutsche Bank	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/2/2017	593	527	46,788
Deutsche Bank	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/2/2017	1,663	1,774	120,274
Deutsche Bank	Shinsegae International, Inc.	1 Month LIBOR BBA minus 8.00%	3/9/2017	(1,815)	(191)	51,798
Russia
Deutsche Bank	Lukoil PJSC	1 Month LIBOR BBA plus 0.45%	3/20/2017	11,352	370	65,724
Singapore
Deutsche Bank	Technovator International, Ltd.	1 Month LIBOR BBA minus 3.25%	3/1/2017	(168,000)	(101)	11,100
South Africa
Deutsche Bank	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(248,015)	(171)	75,739
Deutsche Bank	Gold Fields, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	71,972	198	88,684
Deutsche Bank	Grindrod, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(328,332)	(151)	36,964
Deutsche Bank	Mr Price Group, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(45,318)	(611)	115,493
Deutsche Bank	Naspers, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	20,619	2,860	47,544
Deutsche Bank	New Europe Property Investments PLC	1 Month LIBOR BBA plus 0.80%	3/9/2017	45,936	667	45,836
Deutsche Bank	PPC, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(22,117)	(215)	10,430
Deutsche Bank	Sappi, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	39,738	180	26,668
Deutsche Bank	Sun International Ltd/South Africa	1 Month LIBOR BBA minus 0.80%	3/9/2017	(39,464)	(33)	8,532
Deutsche Bank	Trencor, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(9,180)	(49)	20,134
Taiwan
Deutsche Bank	Advanced Ceramic X Corp.	1 Month LIBOR BBA minus 6.50%	3/9/2017	(1,000)	(6)	833
Deutsche Bank	Brogent Technologies, Inc.	1 Month LIBOR BBA minus 7.75%	3/9/2017	(18,000)	(194)	37,612
Deutsche Bank	China Steel Chemical Corp.	1 Month LIBOR BBA minus 3.75%	3/9/2017	(102,000)	(392)	32,525
Deutsche Bank	Chunghwa Telecom Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/9/2017	525,000	1,563	208,085
Deutsche Bank	Formosa International Hotels Corp.	1 Month LIBOR BBA minus 5.25%	3/9/2017	(15,000)	(101)	10,475
Deutsche Bank	King Slide Works Co., Ltd.	1 Month LIBOR BBA minus 7.75%	3/9/2017	(10,000)	(130)	14,226
Deutsche Bank	Macronix International	1 Month LIBOR BBA minus 6.00%	3/9/2017	(438,000)	(103)	45,983
Deutsche Bank	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(82,000)	(88)	1,286
Deutsche Bank	Oriental Union Chemical Corp.	1 Month LIBOR BBA minus 4.50%	3/9/2017	(121,000)	(86)	9,445
Deutsche Bank	Taigen Biopharmaceuticals Holdings, Ltd.	1 Month LIBOR BBA minus 6.25%	3/9/2017	(50,125)	(46)	2,370
Deutsche Bank	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/9/2017	735,000	3,243	442,906
Deutsche Bank	Wowprime Corp.	1 Month LIBOR BBA minus 7.75%	3/9/2017	(4,000)	(31)	14,057
Deutsche Bank	X-Legend Entertainment Co., Ltd.	1 Month LIBOR BBA minus 9.00%	3/9/2017	(7,502)	(31)	15,318
Deutsche Bank	Yuanta Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/9/2017	1,000	- **	3
Thailand
Deutsche Bank	Thoresen Thai Agencies PCL	1 Month LIBOR BBA minus 5.00%	5/16/2016	(271,900)	(82)	20,820
Turkey
Deutsche Bank	Aksa Enerji Uretim A.S.	1 Month LIBOR BBA minus 15.00%	3/22/2017	(134,206)	(147)	19,062
Deutsche Bank	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 3.00%	3/22/2017	(25,639)	(197)	1,796
United States
Deutsche Bank	58.com, Inc.	1 Month LIBOR BBA minus 0.40%	12/23/2016	(9,300)	(525)	7,169
					$4,360	$4,087,814

Counterparty	Reference Obligation	Rate (Paid) by the Portfolio	Termination Date	Shares Long/ (Short)	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Brazil
Deutsche Bank	AES Tiete Energia S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(60,400)	$(238)	(22,094)
Deutsche Bank	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 6.75%	3/3/2017	(41,900)	(185)	(90,572)
Deutsche Bank	B2W Cia Digital	1 Month LIBOR BBA minus 13.25%	3/3/2017	(123,700)	(366)	(131,788)
Deutsche Bank	B9DL3B4	1 Month LIBOR BBA minus 14.25%	3/3/2017	(39,700)	(470)	(65,191)
Deutsche Bank	Bradespar S.A.	1 Month LIBOR BBA minus 2.00%	3/3/2017	(225,200)	(225)	(161,721)
Deutsche Bank	Centrais Eletricas Brasileiras S.A.	1 Month LIBOR BBA minus 2.25%	3/3/2017	(200)	- **	(98)
Deutsche Bank	Cia Brasileira de Distribuicao	1 Month LIBOR BBA minus 5.00%	3/3/2017	(500)	(5)	(1,786)
Deutsche Bank	Cia Siderurgica Nacional S.A.	1 Month LIBOR BBA minus 31.50%	3/3/2017	(169,000)	(216)	(123,960)
Deutsche Bank	CPFL Energia S.A.	1 Month LIBOR BBA minus 1.75%	3/3/2017	(104,342)	(434)	(142,131)
Deutsche Bank	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 4.50%	3/3/2017	(227,200)	(442)	(73,507)
Deutsche Bank	Embraer S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	92,900	705	(76,579)
Deutsche Bank	Hypermarcas S.A.	1 Month LIBOR BBA minus 3.50%	3/3/2017	(4,700)	(30)	(7,535)
Deutsche Bank	Localiza Rent a Car S.A.	1 Month LIBOR BBA minus 10.00%	3/3/2017	(39,900)	(231)	(102,253)
Deutsche Bank	Lojas Americanas S.A.	1 Month LIBOR BBA minus 3.50%	3/3/2017	(177,480)	(449)	(125,373)
Deutsche Bank	Lojas Americanas S.A.	1 Month LIBOR BBA minus 29.50%	3/3/2017	(109,800)	(455)	(60,358)
Deutsche Bank	M Dias Branco S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(17,000)	(308)	(11,342)
Deutsche Bank	Marfrig Global Foods S.A.	1 Month LIBOR BBA minus 4.50%	3/3/2017	(94,400)	(144)	(28,930)
Deutsche Bank	Tim Participacoes S.A.	1 Month LIBOR BBA minus 1.50%	3/3/2017	(245,500)	(417)	(135,816)
Deutsche Bank	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 16.00%	3/3/2017	(300,000)	(68)	(83,998)
Deutsche Bank	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 3.25%	3/3/2017	(15,398)	- **	(1,927)
Deutsche Bank	WEG S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(136,400)	(520)	(12,772)
China
Deutsche Bank	Bank of China, Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(210,000)	(114)	(7,737)
Deutsche Bank	BBMG Corp.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(7,000)	(5)	(726)
Deutsche Bank	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.50%	3/1/2017	1,623,000	890	(96,806)
Deutsche Bank	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.50%	3/1/2017	2,008,000	1,612	(295,263)
Deutsche Bank	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.31%	3/1/2017	(670,000)	(260)	(55,505)
Deutsche Bank	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	616,000	152	(65,075)
Deutsche Bank	Ping An Insurance Group Co of China, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	368,500	2,049	(286,672)
Deutsche Bank	Zhuzhou CRRC Times Electric Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(99,000)	(539)	(38,779)
Deutsche Bank	ZTE Corp.	1 Month LIBOR BBA plus 0.50%	3/1/2017	235,200	546	(116,662)
Hong Kong
Deutsche Bank	Baoxin Auto Group, Ltd.	1 Month LIBOR BBA minus 8.00%	3/1/2017	(819,000)	(457)	(54,320)
Deutsche Bank	China Gas Holdings, Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(368,000)	(538)	(4,588)
Deutsche Bank	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	51,500	630	(56,451)
Deutsche Bank	Chinasoft International, Ltd.	1 Month LIBOR BBA minus 5.75%	3/1/2017	(502,000)	(183)	(1,757)
Deutsche Bank	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	442,000	554	(73,318)
Deutsche Bank	Credit China Holdings, Ltd.	1 Month LIBOR BBA minus 11.75%	3/1/2017	(228,000)	(49)	(46,042)
Deutsche Bank	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(313,000)	(509)	(36,771)
Deutsche Bank	Phoenix Healthcare Group Co., Ltd.	1 Month LIBOR BBA minus 6.00%	3/1/2017	(231,000)	(225)	(30,239)
Deutsche Bank	SSY Group, Ltd.	1 Month LIBOR BBA minus 1.50%	3/1/2017	(576,982)	(141)	(41,830)
Deutsche Bank	Tian Ge Interactive Holdings, Ltd.	1 Month LIBOR BBA minus 6.50%	3/1/2017	(146,000)	(64)	(29,349)
Indonesia
Deutsche Bank	Bank Mandiri Persero Tbk PT	1 Month LIBOR BBA plus 0.75%	3/9/2017	656,000	511	(845)
Deutsche Bank	XL Axiata Tbk PT	1 Month LIBOR BBA minus 1.25%	3/9/2017	(392,900)	(108)	(10,546)
Malta
Deutsche Bank	Brait SE	1 Month LIBOR BBA minus 0.80%	3/9/2017	(49,462)	(503)	(55,338)
Mexico
Deutsche Bank	Banregio Grupo Financiero S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	3/23/2017	(77,400)	(434)	(18,636)
Deutsche Bank	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	3/23/2017	(194,200)	(140)	(10,275)
Deutsche Bank	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/28/2016	(352,700)	(268)	(5,033)
Deutsche Bank	Gentera S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	84,000	171	(784)
Deutsche Bank	Grupo Simec S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	3/23/2017	(149,600)	(563)	(18,369)
Deutsche Bank	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	3/23/2017	(77,800)	(435)	(28,575)
Deutsche Bank	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	3/23/2017	(118,700)	(488)	(156)
Deutsche Bank	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	3/23/2017	(197,400)	(124)	(5,168)
Deutsche Bank	Wal-Mart de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	200,500	485	(8,733)
Peru
Deutsche Bank	Cia de Minas Buenaventura S.A.A.	US Federal Funds Rate minus 0.40%	3/23/2017	(51,600)	(307)	(66,048)
Poland
Deutsche Bank	Bank Handlowy w Warszawie S.A.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(2,565)	(47)	(15,288)
Deutsche Bank	Bank Millennium S.A.	1 Month LIBOR BBA minus 2.00%	3/22/2017	(153,219)	(237)	(1,965)
Deutsche Bank	Grupa Lotos S.A.	1 Month LIBOR BBA minus 3.50%	3/22/2017	(72)	- **	(66)
Republic of Korea
Deutsche Bank	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 4.00%	3/9/2017	(19,629)	(179)	(15,265)
Deutsche Bank	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 3.25%	3/9/2017	(90,236)	(248)	(6,610)
Deutsche Bank	Hankook Shell Oil Co., Ltd.	1 Month LIBOR BBA minus 4.50%	3/9/2017	(268)	(137)	(2,020)
Deutsche Bank	Hyundai Motor Co	1 Month LIBOR BBA plus 0.55%	3/2/2017	5,152	694	(6,538)
Deutsche Bank	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 5.00%	3/9/2017	(51,438)	(406)	(4,117)
Deutsche Bank	SK Chemicals Co., Ltd.	1 Month LIBOR BBA minus 2.75%	3/9/2017	(4,611)	(260)	(61,914)
Deutsche Bank	Suheung Co., Ltd.	1 Month LIBOR BBA minus 5.25%	3/9/2017	(554)	(75)	(278)
Russia
Deutsche Bank	Gazprom PAO	1 Month LIBOR BBA plus 0.45%	3/20/2017	367,048	1,720	(137,772)
Deutsche Bank	MMC Norilsk Nickel PJSC	1 Month LIBOR BBA plus 0.45%	3/20/2017	16,582	216	(2,227)
Deutsche Bank	Novatek OAO	1 Month LIBOR BBA minus 1.50%	3/20/2017	(4,160)	(304)	(69,715)
Deutsche Bank	VTB Bank PJSC	1 Month LIBOR BBA minus 0.45%	3/20/2017	(148,703)	(297)	(33,101)
South Africa
Deutsche Bank	Aspen Pharmacare Holdings, Ltd.	1 Month LIBOR BBA minus 3.25%	4/5/2016	(12,305)	(151)	(17,707)
Deutsche Bank	Coronation Fund Managers, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(118,255)	(547)	(170,614)
Deutsche Bank	Discovery, Ltd.	1 Month LIBOR BBA minus 3.25%	4/5/2016	(68,950)	(323)	(32,173)
Deutsche Bank	EOH Holdings, Ltd.	1 Month LIBOR BBA minus 3.25%	4/5/2016	(18,848)	(107)	(10,065)
Deutsche Bank	FirstRand, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	18,291	69	(8,900)
Deutsche Bank	Illovo Sugar, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(27,580)	(113)	(2,301)
Deutsche Bank	Impala Platinum Holdings, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(83,416)	(775)	(116,218)
Deutsche Bank	Nedbank Group, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	39,748	983	(267,479)
Deutsche Bank	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(125,729)	(374)	(119,971)
Deutsche Bank	Telkom S.A. SOC, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	96,729	465	(89,165)
Deutsche Bank	Truworths International, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	198,627	1,428	(113,667)
Deutsche Bank	Zeder Investments, Ltd.	1 Month LIBOR BBA minus 3.25%	4/5/2016	(125,180)	(110)	(3,856)
Taiwan
Deutsche Bank	Chroma ATE, Inc.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(197,000)	(408)	(15,509)
Deutsche Bank	Compal Electronics, Inc.	1 Month LIBOR BBA plus 0.55%	3/9/2017	788,000	560	(65,457)
Deutsche Bank	eMemory Technology, Inc.	1 Month LIBOR BBA minus 8.00%	3/9/2017	(33,000)	(334)	(47,151)
Deutsche Bank	Epistar Corp.	1 Month LIBOR BBA minus 2.50%	3/9/2017	(282,000)	(202)	(2,182)
Deutsche Bank	Fubon Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/9/2017	583,033	1,037	(332,249)
Deutsche Bank	Hon Hai Precision Industry Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/9/2017	592,650	1,663	(150,216)
Deutsche Bank	Pou Chen Corp.	1 Month LIBOR BBA plus 0.55%	3/9/2017	21,000	31	(4,663)
Deutsche Bank	San Shing Fastech Corp.	1 Month LIBOR BBA minus 7.25%	3/9/2017	(8,000)	(15)	(1,114)
Deutsche Bank	ScinoPharm Taiwan, Ltd.	1 Month LIBOR BBA minus 7.25%	3/9/2017	(23,600)	(28)	(8,515)
Deutsche Bank	Unimicron Technology Corp.	1 Month LIBOR BBA minus 5.25%	3/9/2017	(410,000)	(180)	(19,028)
Turkey
Deutsche Bank	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 7.00%	3/22/2017	(41,613)	(519)	(88,492)
Deutsche Bank	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 11.31%	3/22/2017	(2,327,074)	(438)	(9,592)
Deutsche Bank	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month LIBOR BBA minus 9.00%	3/22/2017	(14,718)	(533)	(30,736)
Deutsche Bank	Yazicilar Holding A.S.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(24,828)	(108)	(8,142)
United States
Deutsche Bank	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.40%	12/23/2016	4,700	397	(26,106)
Deutsche Bank	Ctrip.com International, Ltd.	1 Month LIBOR BBA minus 0.40%	12/23/2016	(11,500)	(508)	(499)
Deutsche Bank	Qunar Cayman Islands, Ltd.	1 Month LIBOR BBA minus 0.40%	12/23/2016	(15,500)	(573)	(41,909)
Deutsche Bank	Vipshop Holdings, Ltd.	1 Month LIBOR BBA minus 0.40%	12/23/2016	(43,100)	(540)	(14,766)
					$(3,165)	$(5,201,445)

* Shares and Notional amounts reflected as a positive value indicate a long position held by the Portfolio and a negative value indicates a short position.

** Represents less than one thousand dollars.

As of March 31, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
South African Rand vs. U.S. Dollar	4/1/16	State Street Bank and Trust	ZAR	17,145,532	$1,116,362	$44,964
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$44,964

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
ZAR	—South African Rand

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Common Stocks	352,343,285	8,273,660	(b)	21	(c)	360,616,966
Exchange-Traded Fund	74,254	—		—		74,254
Preferred Stocks	19,494,583	—		—		19,494,583
Warrants	254	—		—		254
Short-Term Investment
Repurchase Agreement	—	6,040,458		—		6,040,458
Total Investments in Securities	371,912,376	14,314,118		21		386,226,515
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	44,964		—		44,964
Total Return Equity Swap Contracts (d)	—	4,086,261		1,553		4,087,814
Total Other Financial Instruments	—	4,131,225		—		4,132,778
Total Investments in Securities and Other Financial Instruments	$371,912,376	$18,445,343		$1,574		$390,359,293

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Total Return Equity Swap Contracts (d)	$—	$(5,084,783)	$(116,662)	$(5,201,445)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $187,051, $354,143, $260, $22,683, $2,514,187, $813,725, $1,637,149 and $2,744,462 are held in Brazil, China, Mexico, Poland, Republic of Korea, South Africa, Taiwan and Turkey, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $0, $0, $0 and $21, are held in China, Hong Kong, Mexico and South Africa, respectively, within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

During the period ended March 31, 2016, a foreign equity security with a market value of $292,584 transferred from Level 1 to Level 2 as the price of this security was fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures compared with the prior year price that was based on quoted prices in active markets.

During the period ended March 31, 2016, an equity swap contract with an unrealized depreciation of $(9,432) transferred from Level 2 to Level 3. The transfer occurred as a result of the value of this total return equity swap contract being obtained from an independent pricing source using unobservable inputs. As of December 31, 2015, the valuation of this total return equity swap contract was obtained using observable inputs.

During the period ended March 31, 2016, a foreign equity security with a market value of $187,057 transferred from Level 3 to Level 1 as the price of this security was based on quoted prices in active markets compared with the prior year prices that were fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Common Stocks
China	$193,717	$-	$-	$(6,660)	$-	$-	$-	$(187,057)	$0	$(6,660)
Mexico	10	-	-	(10)	-	-	-	-	0	(10)
South Africa	20	-	-	1	-	-	-	-	21	1
Total	$193,747	$-	$-	$(6,669)	$-	$-	$-	$(187,057)	$21	$(6,669)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3		Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016

Total Return Equity Swap Contracts (a)(b)	$-	$-	$-	$(105,677)	$-	$-	$(9,432	)(c)	$-	$(115,109)	$(105,677)
Total	$-	$-	$-	$(105,677)	$-	$-	$(9,432)		$-	$(115,109)	$(105,677)

(a) Total Return Equity swap contracts (expressed in terms of unrealized appreciation/depreciation)

(b) Total Return Equity swap contracts with reference obligations of Enersis Chile S.A. and ZTE Corp.

(c) Includes securities received through a corporate action.

MainStay VP Epoch U.S. Small Cap Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Aerospace & Defense 2.9%
	Curtiss-Wright Corp.	69,365	$5,248,850
	Hexcel Corp.	218,605	9,555,224
			14,804,074
	Auto Components 1.5%
	Dorman Products, Inc. (a)	70,118	3,815,822
	Visteon Corp.	48,180	3,834,646
			7,650,468
	Banks 11.8%
¤	Bank of Hawaii Corp.	167,370	11,428,023
¤	BankUnited, Inc.	293,645	10,113,134
¤	CVB Financial Corp.	621,322	10,842,069
	Flushing Financial Corp.	203,805	4,406,264
¤	Glacier Bancorp, Inc.	396,840	10,087,673
	LegacyTexas Financial Group, Inc.	313,825	6,166,661
	Texas Capital Bancshares, Inc. (a)	177,970	6,830,489
			59,874,313
	Building Products 1.7%
	Armstrong World Industries, Inc. (a)	182,440	8,824,623

	Capital Markets 2.9%
	Diamond Hill Investment Group, Inc.	34,925	6,194,298
	Pzena Investment Management, Inc. Class A	341,889	2,581,262
	Waddell & Reed Financial, Inc. Class A	256,710	6,042,953
			14,818,513
	Chemicals 0.7%
	Chemtura Corp. (a)	84,875	2,240,700
	Flotek Industries, Inc. (a)	174,900	1,282,017
			3,522,717
	Commercial Services & Supplies 2.1%
	US Ecology, Inc.	140,861	6,220,422
	Waste Connections, Inc.	70,700	4,566,513
			10,786,935
	Communications Equipment 3.6%
	Harmonic, Inc. (a)	1,329,163	4,346,363
	NetScout Systems, Inc. (a)	372,730	8,561,608
	Ubiquiti Networks, Inc. (a)	159,505	5,306,731
			18,214,702
	Construction Materials 0.5%
	United States Lime & Minerals, Inc.	39,735	2,384,497

	Containers & Packaging 1.5%
	Silgan Holdings, Inc.	141,280	7,511,858

	Diversified Consumer Services 1.9%
	Service Corp. International	394,705	9,741,319

	Diversified Financial Services 2.3%
	CBOE Holdings, Inc.	55,715	3,639,861
	Morningstar, Inc.	92,132	8,132,492
			11,772,353
	Diversified Telecommunication Services 1.1%
	Lumos Networks Corp. (a)	417,290	5,358,004

	Electronic Equipment, Instruments & Components 3.4%
	National Instruments Corp.	175,864	5,295,265
¤	Universal Display Corp. (a)	225,685	12,209,558
			17,504,823
	Energy Equipment & Services 1.2%
	Dril-Quip, Inc. (a)	56,396	3,415,342
	Oil States International, Inc. (a)	79,200	2,496,384
			5,911,726
	Food & Staples Retailing 2.0%
¤	United Natural Foods, Inc. (a)	251,218	10,124,085

	Food Products 2.7%
	B&G Foods, Inc.	172,585	6,007,684
	TreeHouse Foods, Inc. (a)	88,160	7,647,880
			13,655,564
	Health Care Equipment & Supplies 3.0%
	Greatbatch, Inc. (a)	148,350	5,287,194
	Integra LifeSciences Holdings Corp. (a)	86,046	5,796,059
	Wright Medical Group N.V. (a)	260,207	4,319,436
			15,402,689
	Health Care Providers & Services 5.5%
¤	Air Methods Corp. (a)	306,567	11,103,857
	U.S. Physical Therapy, Inc.	158,902	7,902,196
	WellCare Health Plans, Inc. (a)	94,795	8,792,236
			27,798,289
	Hotels, Restaurants & Leisure 5.3%
¤	Brinker International, Inc.	238,845	10,974,928
	Cedar Fair, L.P.	133,941	7,962,792
	Cracker Barrel Old Country Store, Inc.	53,050	8,099,144
			27,036,864
	Household Durables 1.1%
	M/I Homes, Inc. (a)	293,845	5,480,209

	IT Services 3.0%
	EVERTEC, Inc.	353,085	4,936,128
	Forrester Research, Inc.	150,322	5,052,323
	WEX, Inc. (a)	62,950	5,247,512
			15,235,963
	Life Sciences Tools & Services 1.5%
	Bio-Rad Laboratories, Inc. Class A (a)	56,905	7,780,052

	Machinery 5.9%
	Allison Transmission Holdings, Inc.	101,550	2,739,819
	John Bean Technologies Corp.	89,858	5,068,890
	Mueller Industries, Inc.	307,968	9,060,418
¤	Woodward, Inc.	253,645	13,194,613
			30,063,740
	Multi-Utilities 3.6%
	NorthWestern Corp.	100,475	6,204,331
¤	Vectren Corp.	234,380	11,850,253
			18,054,584
	Real Estate Investment Trusts 6.7%
	Blackstone Mortgage Trust, Inc. Class A	228,500	6,137,510
	CubeSmart	238,150	7,930,395
	GEO Group, Inc. (The)	240,898	8,351,934
	Kite Realty Group Trust	211,330	5,855,954
	Northstar Realty Europe Corp.	378,000	4,384,800
	Northstar Realty Finance Corp.	115,422	1,514,337
			34,174,930
	Road & Rail 2.4%
	Genesee & Wyoming, Inc. Class A (a)	86,260	5,408,502
	Werner Enterprises, Inc.	250,690	6,808,740
			12,217,242
	Semiconductors & Semiconductor Equipment 2.2%
	CEVA, Inc. (a)	292,470	6,580,575
	Cypress Semiconductor Corp.	531,045	4,598,850
			11,179,425
	Software 6.0%
	CommVault Systems, Inc. (a)	209,930	9,062,678
	PTC, Inc. (a)	220,730	7,319,407
	Qlik Technologies, Inc. (a)	281,935	8,153,560
	Rovi Corp. (a)	291,264	5,973,825
			30,509,470
	Specialty Retail 2.7%
	Caleres, Inc.	184,867	5,229,887
	Hibbett Sports, Inc. (a)	243,560	8,743,804
			13,973,691
	Textiles, Apparel & Luxury Goods 4.7%
	Fossil Group, Inc. (a)	106,975	4,751,829
	Movado Group, Inc.	201,956	5,559,849
	Oxford Industries, Inc.	85,360	5,738,753
	Steven Madden, Ltd. (a)	208,970	7,740,248
			23,790,679
	Total Common Stocks (Cost $469,954,381)		495,158,401

	Principal Amount
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $13,483,395 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 10/31/19, with a Principal Amount of $13,455,000 and a Market Value of $13,757,738)	$13,483,384	13,483,384
Total Short-Term Investment (Cost $13,483,384)		13,483,384
Total Investments (Cost $483,437,765) (b)	100.1%	508,641,785
Other Assets, Less Liabilities	(0.1)	(486,426)
Net Assets	100.0%	$508,155,359

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $483,410,264 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$55,958,275
Gross unrealized depreciation	(30,726,754)
Net unrealized appreciation	$25,231,521

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$495,158,401	$—	$—	$495,158,401
Short-Term Investment
Repurchase Agreement	—	13,483,384	—	13,483,384
Total Investments in Securities	$495,158,401	$13,483,384	$—	$508,641,785

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.9%†
	Corporate Bonds 0.9%
	Containers, Packaging & Glass 0.1%
	Greif, Inc. 7.75%, due 8/1/19	$650,000	$726,375
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	239,000	247,514
			973,889
	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	170,000	169,575

	Oil & Gas 0.1%
	FTS International, Inc. 8.134%, due 6/15/20 (a)(b)	830,000	559,826

	Real Estate 0.3%
	iStar, Inc.
	4.00%, due 11/1/17	1,200,000	1,170,000
	5.00%, due 7/1/19	1,200,000	1,152,000
			2,322,000
	Software 0.3%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	1,696,000	1,783,344

	Telecommunications 0.1%
	CommScope, Inc. 4.375%, due 6/15/20 (a)	445,000	457,238
	T-Mobile USA, Inc. 6.25%, due 4/1/21	400,000	419,920
			877,158
	Total Corporate Bonds (Cost $6,801,338)		6,685,792
	Floating Rate Loans 83.2% (c)
	Aerospace & Defense 3.1%
	American Airlines, Inc. New Term Loan 3.25%, due 6/27/20	3,148,973	3,129,783
	BE Aerospace, Inc. 2014 Term Loan B 4.00%, due 12/16/21	3,283,636	3,287,741
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	5,753,997	5,768,382
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	3,432,750	3,399,497
	Science Applications International Corp. Term Loan B 3.75%, due 5/4/22	2,801,184	2,807,019
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	3,771,556	3,719,697
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	1,822,404	1,818,419
			23,930,538
	Automobile 3.2%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	2,247,953	2,247,953
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19	3,070,691	3,066,852
	FCA U.S. LLC New Term Loan B 3.50%, due 5/24/17	2,235,078	2,233,082
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	2,183,909	1,969,159
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 3.75%, due 4/30/19	3,075,000	3,073,078
	KAR Auction Services, Inc.
	Term Loan B2 3.938%, due 3/11/21	1,598,598	1,598,598
	Term Loan B3 4.25%, due 3/9/23 (d)	3,000,000	3,000,000
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21	2,507,920	2,468,957
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	2,836,525	2,811,706
	U.S. Farathane LLC Term Loan B 6.75%, due 12/23/21	1,758,984	1,754,587
			24,223,972
	Banking 0.6%
	Capital Automotive L.P.
	New Term Loan B 4.00%, due 4/10/19	3,692,508	3,689,210
	New 2nd Lien Term Loan 6.00%, due 4/30/20	666,667	663,333
			4,352,543
	Beverage, Food & Tobacco 1.2%
	Albertsons LLC Term Loan B4 5.50%, due 8/25/21	4,356,000	4,356,000
	B&G Foods, Inc. 2015 Term Loan B 3.754%, due 11/2/22	746,795	747,962
	Hostess Brands LLC 1st Lien Term Loan 4.50%, due 8/3/22	995,000	993,446
	Pinnacle Foods Finance LLC
	Term Loan G 3.00%, due 4/29/20	2,075,521	2,072,186
	Incremental Term Loan I 3.75%, due 1/13/23	997,500	1,000,528
			9,170,122
	Broadcasting & Entertainment 4.6%
	CCO Safari III LLC Term Loan I 3.50%, due 1/24/23	2,785,714	2,786,213
	Cequel Communications LLC Non-Extended Term Loan B 3.813%, due 2/14/19	2,910,949	2,884,873
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	2,027,594	1,363,557
	iHeartCommunications, Inc. Term Loan D 7.183%, due 1/30/19	1,750,000	1,195,105
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	546,431	544,382
	Neptune Finco Corp. 2015 Term Loan B 5.00%, due 10/9/22	6,000,000	6,003,000
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	619,662	617,676
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	1,853,082	1,837,382
	USD Term Loan B2 4.50%, due 5/21/20	1,603,169	1,589,586
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	2,326,652	2,300,061
	Term Loan C4 4.00%, due 3/1/20	6,083,408	6,017,141
	UPC Financing Partnership USD Term Loan AH 3.344%, due 6/30/21	1,417,292	1,401,642
	WideOpenWest Finance LLC 2015 Term Loan B 4.50%, due 4/1/19	6,750,173	6,684,784
			35,225,402
	Buildings & Real Estate 2.8%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	2,803,740	2,737,151
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.25%, due 11/4/21	2,984,163	2,941,887
	HD Supply, Inc. 2015 Term Loan B 3.75%, due 8/13/21	995,000	987,123
	Headwaters, Inc. Term Loan B 4.50%, due 3/24/22	1,985,000	1,986,241
	Priso Acquisition Corp. 1st Lien Term Loan 4.50%, due 5/8/22 (d)	1,191,761	1,156,008
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	6,742,673	6,730,030
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	5,159,976	5,089,026
			21,627,466
	Cargo Transport 0.2%
	XPO Logistics, Inc. Term Loan 5.50%, due 11/1/21	1,795,500	1,801,111

	Chemicals, Plastics & Rubber 4.9%
	Allnex USA, Inc. USD Term Loan B2 4.50%, due 10/3/19	1,040,882	1,031,775
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	5,113,130	5,073,186
	Chemours Co. (The) Term Loan B 3.75%, due 5/12/22	992,500	940,394
	ColourOz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	642,857	588,214
	ECO Services Operations LLC Term Loan B 4.75%, due 12/1/21	691,250	670,513
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	1,699,238	1,666,315
	New 2nd Lien Term Loan 7.75%, due 8/1/22	700,000	637,000
	Flint Group U.S. LLC USD 1st Lien Term Loan B2 4.50%, due 9/7/21	2,490,086	2,415,383
	GCP Applied Technologies, Inc. Term Loan B 5.25%, due 2/3/22	2,750,000	2,752,291
	Huntsman International LLC 2016 Term Loan B 4.25%, due 3/31/23 (d)	500,000	497,500
	Ineos U.S. Finance LLC 2015 USD Term Loan 4.25%, due 3/31/22	2,276,988	2,239,987
	MacDermid, Inc.
	Term Loan B2 5.50%, due 6/7/20	987,500	951,549
	USD 1st Lien Term Loan 5.50%, due 6/7/20	2,497,161	2,406,639
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	1,500,000	1,456,875
	PolyOne Corp. Term Loan B 3.75%, due 11/11/22	598,500	597,004
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	3,685,980	3,644,512
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	886,500	849,101
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	750,000	631,875
¤	Univar, Inc. 2015 Term Loan 4.25%, due 7/1/22	6,965,000	6,847,466
	Zep, Inc. Term Loan 5.50%, due 6/27/22	1,389,500	1,373,000
			37,270,579
	Commercial Services 0.2%
	Global Payments Inc. Term Loan B 3.50%, due 3/31/23 (d)	1,750,000	1,758,750

	Containers, Packaging & Glass 4.6%
	Anchor Glass Container Corp. 2015 1st Lien Term Loan 4.25%, due 7/1/22	2,967,756	2,955,701
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	3,939,748	3,931,542
¤	Berry Plastics Holding Corp.
	Term Loan E 3.75%, due 1/6/21	4,622,173	4,602,913
	Term Loan F 4.00%, due 10/1/22	3,241,250	3,239,448
	BWAY Holding Company, Inc. New Term Loan B 5.50%, due 8/14/20 (d)	2,992,386	2,890,145
	Caraustar Industries, Inc.
	Add on Term Loan B 8.00%, due 5/1/19	981,334	956,801
	Term Loan B 8.00%, due 5/1/19	900,483	877,971
	Klockner-Pentaplast of America, Inc. USD Term Loan 5.00%, due 4/28/20	764,879	763,922
	Mauser U.S. Corporate LLC USD 1st Lien Term Loan 4.50%, due 7/31/21	1,606,535	1,556,331
	Owens-Illinois Inc. Term Loan B 3.50%, due 9/1/22	1,264,000	1,263,737
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	571,429	485,714
	Ranpak Corp. 2015 Term Loan 4.25%, due 10/1/21	1,310,387	1,248,144
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18	4,747,679	4,742,286
	SIG Combibloc U.S. Acquisition, Inc. USD Term Loan 4.25%, due 3/13/22	1,485,000	1,477,841
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21	2,557,590	2,474,468
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.50%, due 6/1/22	1,588,000	1,558,887
			35,025,851
	Diversified/Conglomerate Manufacturing 2.9%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,206,746	1,181,606
	New 2nd Lien Term Loan 8.00%, due 8/13/21	435,616	400,041
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	1,572,000	1,527,461
	2nd Lien Term Loan 7.75%, due 10/9/21	1,050,000	955,500
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	2,716,731	2,689,563
	Filtration Group Corp. 1st Lien Term Loan 4.25%, due 11/21/20	2,289,553	2,265,226
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	2,821,609	2,546,502
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	1,837,500	1,699,687
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	1,530,625	1,535,090
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20 (d)	1,386,950	1,019,408
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	4,181,574	4,150,212
	2nd Lien Term Loan 7.00%, due 3/26/21	618,947	618,174
	Sensus USA, Inc. 1st Lien Term Loan 4.50%, due 5/9/17	1,425,101	1,416,194
			22,004,664
	Diversified/Conglomerate Service 7.6%
	Acosta Holdco, Inc. 2015 Term Loan 4.25%, due 9/26/21	4,086,796	3,989,735
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	4,925,000	4,830,194
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	625,000	561,458
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.308%, due 1/25/21	1,446,248	1,429,374
	New 2nd Lien Term Loan 7.50%, due 1/24/22	588,170	553,615
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	620,901	586,751
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.00%, due 12/18/20	1,996,717	1,958,656
	Brock Holdings III, Inc. New Term Loan B 6.00%, due 3/16/17	255,265	241,864
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,503,281	1,483,550
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20 (d)	2,017,752	1,385,524
	Connolly Corp. 1st Lien Term Loan 4.50%, due 5/14/21	2,200,806	2,154,728
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (d)	109,550	78,328
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	800,000	396,000
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	989,796	984,434
¤	First Data Corp.
	New 2018 Extended Term Loan 3.932%, due 3/24/18	605,462	603,763
	New 2018 Term Loan 3.932%, due 9/24/18	2,400,000	2,392,001
	Extended 2021 Term Loan 4.432%, due 3/24/21	4,157,173	4,144,182
	Genesys Telecom Holdings U.S., Inc.
	Term Loan B 4.00%, due 2/8/20	2,263,359	2,215,263
	Delayed Draw Term Loan 4.50%, due 11/13/20	977,500	971,391
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	1,979,708	1,972,912
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	2,914,851	2,890,803
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/13/20	2,152,691	2,068,377
	MX Holdings U.S., Inc. Term Loan B1A 4.00%, due 8/14/20	3,345,941	3,337,576
	Prime Security Services Borrower LLC 1st Lien Term Loan 5.00%, due 7/1/21	2,321,667	2,294,580
	Sabre, Inc. Term Loan B 4.00%, due 2/19/19	2,471,900	2,469,324
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	4,220,613	4,218,853
	Sophia L.P. 2015 Term Loan B 4.75%, due 9/30/22	1,990,000	1,953,185
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	753,937	665,349
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	2,496,429	2,493,308
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	2,409,521	2,407,714
			57,732,792
	Ecological 0.8%
	ADS Waste Holdings, Inc. Term Loan B2 3.75%, due 10/9/19	2,575,708	2,549,951
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	132,301	131,640
	Incremental Term Loan 4.25%, due 9/30/20	1,719,310	1,702,117
	Waste Industries USA, Inc. New Term Loan B 4.25%, due 2/27/20	1,320,000	1,323,300
			5,707,008
	Electronics 6.2%
	Blue Coat Holdings, Inc. 2015 Term Loan 4.50%, due 5/20/22	3,141,942	3,089,314
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	2,043,436	1,702,438
	CDW LLC New Term Loan 3.25%, due 4/29/20	956,378	952,716
	CommScope, Inc. Term Loan B5 3.828%, due 12/29/22	1,990,000	1,976,319
	CPI International, Inc. New Term Loan B 4.25%, due 11/17/17	989,899	962,677
	Dell International LLC USD Term Loan B2 4.00%, due 4/29/20	3,888,175	3,881,371
	EIG Investors Corp. 2013 Term Loan 6.23%, due 11/9/19	4,365,532	4,129,064
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	5,394,022	5,086,562
	Evertec Group LLC New Term Loan B 3.25%, due 4/17/20	1,232,737	1,184,969
	Eze Castle Software Inc. New 1st Lien Term Loan 4.00%, due 4/6/20	1,000,000	990,000
	Go Daddy Operating Co. LLC New Term Loan B 4.25%, due 5/13/21	2,952,437	2,943,580
	Hyland Software, Inc. 2nd Lien Term Loan 8.25%, due 7/1/23 (d)	700,000	653,333
	Infor (U.S.), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	960,785	929,560
	USD Term Loan B5 3.75%, due 6/3/20	4,827,946	4,676,320
	Informatica Corp. USD Term Loan 4.50%, due 8/5/22	796,000	779,284
	Riverbed Technology, Inc. Term Loan B 6.00%, due 4/24/22	1,281,763	1,281,829
	SS&C Technologies, Inc.
	2015 Term Loan B1 4.007%, due 7/8/22	4,472,347	4,478,738
	2015 Term Loan B2 4.018%, due 7/8/22	648,293	649,219
	TTM Technologies, Inc. 1st Lien Term Loan 6.00%, due 5/31/21	1,375,489	1,303,276
	Western Digital Corp. USD Term Loan B 6.25%, due 3/31/23 (d)	2,750,000	2,714,767
	Zebra Technologies Corp. Term Loan B 4.75%, due 10/27/21	3,046,753	3,059,909
			47,425,245
	Finance 1.4%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.50%, due 8/12/22	1,852,667	1,827,192
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	1,702,382	1,638,543
	Duff & Phelps Investment Management Co.
	Term Loan B 4.75%, due 4/23/20	1,622,904	1,606,675
	Term Loan B1 4.75%, due 4/23/20	987,500	977,625
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	309,294	307,361
	New Synthetic LC 3.75%, due 3/11/18 (d)	2,750,000	2,684,688
	ON Assignment, Inc. 2015 Term Loan 3.75%, due 6/3/22	1,799,636	1,799,636
			10,841,720
	Grocery 0.2%
	US Foods, Inc. Refi Term Loan 4.50%, due 3/31/19	1,496,154	1,488,139

	Healthcare, Education & Childcare 9.4%
	Acadia Healthcare Company, Inc. Term Loan B2 4.50%, due 2/16/23	1,308,720	1,311,174
	Akorn, Inc. Term Loan B 6.00%, due 4/16/21	2,308,726	2,297,182
	Alvogen Pharma U.S., Inc. Term Loan 6.00%, due 4/2/22	2,288,174	2,249,085
	AmSurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21	3,738,425	3,735,311
¤	Community Health Systems, Inc.
	Term Loan F 3.741%, due 12/31/18	1,338,518	1,324,715
	Term Loan G 3.75%, due 12/31/19	2,365,470	2,320,460
	Term Loan H 4.00%, due 1/27/21	4,352,401	4,275,146
	Concentra, Inc. 1st Lien Term Loan 4.00%, due 6/1/22	2,794,643	2,773,683
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 6.50%, due 2/7/22	1,037,763	1,024,791
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	5,359,046	5,364,073
	Envision Healthcare Corp. Initial Term Loan 4.25%, due 5/25/18	4,800,472	4,796,872
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.433%, due 2/27/21	2,962,217	2,958,514
	HCA, Inc.
	Extended Term Loan B4 3.381%, due 5/1/18	1,327,895	1,327,291
	Term Loan B6 3.683%, due 3/17/23 (d)	1,859,049	1,866,021
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	1,531,841	1,517,741
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,548,048	1,539,824
	Jaguar Holding Co. II 2015 Term Loan B 4.25%, due 8/18/22	3,834,444	3,796,099
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	2,751,000	2,661,593
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18	4,333,167	4,302,024
	New Millennium HoldCo, Inc. Exit Term Loan 7.50%, due 12/21/20	504,072	478,868
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	5,240,990	4,867,570
	2nd Lien Term Loan 9.50%, due 12/7/19 (d)	1,723,401	1,413,188
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	3,822,327	3,311,091
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	2,634,110	2,416,796
	Quintiles Transnational Corp. 2015 Term Loan B 3.25%, due 5/12/22	1,191,000	1,189,511
	RPI Finance Trust Term Loan B4 3.50%, due 11/9/20	2,035,565	2,038,110
	Select Medical Corp. Series E Term Loan B 6.00%, due 6/1/18	1,468,735	1,465,063
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22	1,741,250	1,710,778
	Surgical Care Affiliates, Inc. Term Loan B 4.25%, due 3/17/22	990,000	986,906
			71,319,480
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	3,985,334	3,978,483
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	152,399	152,066
			4,130,549
	Hotels, Motels, Inns & Gaming 4.3%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 10.25%, due 3/1/17 (e)	2,415,033	2,190,889
	Extended Term Loan B6 11.25%, due 3/1/17 (e)	1,850,914	1,697,636
	Term Loan B7 13.25%, due 3/1/17 (e)	1,075,423	985,356
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	2,431,377	2,239,298
	CityCenter Holdings LLC Term Loan B 4.298%, due 10/16/20	2,884,859	2,881,253
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	3,426,547	3,425,262
	La Quinta Intermediate Holdings LLC Term Loan B 3.75%, due 4/14/21	3,340,241	3,279,004
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	3,870,000	3,858,711
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	491,220	490,299
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	7,331,250	7,092,984
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	4,539,839	4,524,236
			32,664,928
	Insurance 2.1%
	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	869,325	857,009
	Term Loan B4 5.00%, due 8/4/22	2,622,707	2,565,881
	New 2nd Lien Term Loan 8.50%, due 3/3/21	1,000,000	932,188
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	4,349,897	4,227,013
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21	2,047,388	2,025,890
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	3,031,860	2,925,744
	2nd Lien Term Loan 6.75%, due 2/28/22	2,400,000	2,220,000
			15,753,725
	Leisure, Amusement, Motion Pictures & Entertainment 2.1%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,334,148	1,332,719
	Creative Artists Agency LLC Term Loan B 5.50%, due 12/17/21	1,365,667	1,360,546
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	2,949,962	2,843,026
	LTF Merger Sub, Inc. Term Loan B 4.25%, due 6/10/22	926,333	913,886
	Regal Cinemas Corp. 2015 Term Loan 3.75%, due 4/1/22	1,634,788	1,636,322
	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B3 4.00%, due 5/14/20	1,324,286	1,316,837
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	1,879,031	1,874,334
	2nd Lien Term Loan 8.25%, due 5/6/22	1,200,000	1,140,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	3,252,445	3,200,406
			15,618,076
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.2%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	2,514,633	2,414,048
	CPM Holdings, Inc. Term Loan B 6.00%, due 4/11/22	1,488,750	1,464,558
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	1,726,251	1,709,708
	Manitowoc Foodservice, Inc. 2016 Term Loan B 5.75%, due 3/3/23	1,666,667	1,669,445
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	7,777,184	7,655,665
	Silver II U.S. Holdings LLC Term Loan 4.00%, due 12/13/19	1,783,416	1,548,228
			16,461,652
	Mining, Steel, Iron & Non-Precious Metals 1.7%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (d)	2,943,703	1,344,292
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	1,969,697	1,024,242
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21	1,367,064	1,286,749
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/1/17	1,295,684	1,288,396
	McJunkin Red Man Corp. New Term Loan 4.75%, due 11/8/19 (d)	1,298,254	1,239,833
	Minerals Technologies, Inc. 2015 Term Loan B1 3.766%, due 5/9/21	1,603,130	1,595,114
	Novelis, Inc. 2015 Term Loan B 4.00%, due 6/2/22	5,309,875	5,168,276
			12,946,902
	Oil & Gas 1.6%
	American Energy-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20 (d)	1,000,000	170,000
	2nd Lien Term Loan 8.50%, due 8/4/21 (d)	250,000	9,583
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	1,337,691	1,337,133
	Energy Transfer Equity, L.P. 2015 Term Loan 4.00%, due 12/2/19	3,717,647	3,333,491
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	937,500	614,063
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20 (d)	1,093,453	183,153
	HGIM Corp. Term Loan B 5.50%, due 6/18/20 (d)	792,993	422,269
	Penn Products Terminals LLC Term Loan B 4.75%, due 4/13/22	2,484,476	2,260,873
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	1,265,211	1,181,196
	Samson Investment Co. New 2nd Lien Term Loan 6.50%, due 9/25/18 (d)(e)(f)	3,300,000	24,750
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21 (d)	2,037,516	892,263
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20 (d)	88,478	35,391
	Term Loan B 4.25%, due 12/16/20 (d)	636,041	254,416
	Term Loan M 4.25%, due 12/16/20 (d)	32,997	13,199
	Templar Energy LLC New 2nd Lien Term Loan 8.50%, due 11/25/20 (d)	1,500,000	146,250
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	1,466,250	1,422,263
			12,300,293
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.6%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	2,332,500	2,326,184
	Hillman Group, Inc. (The) Term Loan B 4.50%, due 6/30/21	2,477,311	2,410,733
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21	882,665	882,665
	Spectrum Brands, Inc. USD Term Loan 3.50%, due 6/23/22	2,323,682	2,329,491
	SRAM LLC New Term Loan B 4.012%, due 4/10/20	3,228,191	2,643,081
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	1,975,000	1,961,833
			12,553,987
	Personal Transportation 0.2%
	United Airlines, Inc. New Term Loan B 3.25%, due 4/1/19	1,440,228	1,430,626

	Personal, Food & Miscellaneous Services 0.1%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	1,301,228	953,150

	Printing & Publishing 1.3%
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	1,376,459	1,173,431
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	1,167,325	869,171
	McGraw-Hill Global Education Holdings LLC 2015 Term Loan B 4.75%, due 3/22/19	1,751,063	1,818,534
	Penton Media, Inc.
	2015 Term Loan 4.75%, due 10/3/19	1,750,000	1,721,562
	New 2nd Lien Term Loan 9.00%, due 10/2/20	1,250,000	1,206,250
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	3,439,763	3,418,265
			10,207,213
	Retail Store 5.6%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	1,078,269	1,070,101
	Belk, Inc. Term Loan 5.75%, due 12/12/22	1,473,333	1,298,989
	BJ's Wholesale Club, Inc.
	New 1st Lien Term Loan 4.50%, due 9/26/19	3,923,221	3,808,588
	New 2nd Lien Term Loan 8.50%, due 3/26/20	525,000	479,850
	CNT Holdings III Corp. Term Loan B 5.25%, due 1/22/23	1,000,000	999,583
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	2,575,538	2,581,976
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	4,275,711	4,231,170
	Mattress Holding Corp. 2016 Incremental Term Loan 6.25%, due 10/20/21	1,500,000	1,473,750
¤	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	7,242,110	7,220,985
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	970,235	969,831
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	1,886,559	1,724,106
	Party City Holdings, Inc. 2015 Term Loan B 4.25%, due 8/19/22	4,497,150	4,450,775
	Petco Animal Supplies, Inc. 2016 Term Loan B1 5.75%, due 1/26/23	2,666,667	2,657,083
	PetSmart, Inc. Term Loan B1 4.25%, due 3/11/22	5,210,625	5,183,921
	Pilot Travel Centers LLC 2015 Term Loan B 3.75%, due 10/1/21	2,347,439	2,357,709
	Staples Escrow LLC 2016 Term Loan 4.75%, due 2/2/22	2,000,000	1,993,928
			42,502,345
	Telecommunications 2.3%
	Avaya, Inc. Term Loan B6 6.50%, due 3/30/18	355,954	258,512
	Level 3 Financing, Inc.
	2015 Term Loan B2 3.50%, due 5/31/22	1,440,000	1,436,400
	New 2019 Term Loan 4.00%, due 8/1/19	3,200,000	3,204,000
	2013 Term Loan B 4.00%, due 1/15/20	2,000,000	2,003,500
	LTS Buyer LLC 1st Lien Term Loan 4.00%, due 4/13/20	2,917,500	2,881,031
	Mitel US Holdings Inc. 2015 Term Loan 5.50%, due 4/29/22	2,803,182	2,792,670
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	2,095,226	1,545,229
	T-Mobile USA, Inc. Term Loan B 3.50%, due 11/9/22	3,391,500	3,402,333
			17,523,675
	Utilities 3.7%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	2,559,244	2,434,480
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22	4,797,083	4,726,629
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	4,049,439	3,976,043
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	806,453	749,497
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 12/19/16	5,000,000	4,991,665
	Entergy Rhode Island State Energy, L.P. Term Loan B 5.75%, due 12/17/22	997,500	982,537
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,153,830	3,027,677
	Granite Acquisition, Inc.
	Term Loan C 5.00%, due 12/19/21	88,607	82,257
	Term Loan B 5.00%, due 12/19/21	1,988,627	1,846,108
	2nd Lien Term Loan B 8.25%, due 12/19/22	800,000	610,666
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	4,295,087	4,268,243
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	919,363	838,918
			28,534,720
	Total Floating Rate Loans (Cost $661,239,958)		634,487,223
	Foreign Floating Rate Loans 9.8% (c)
	Automobile 0.1%
	Schaeffler A.G. USD Term Loan B 4.25%, due 5/15/20	507,692	508,221

	Beverage, Food & Tobacco 0.3%
	Charger OpCo B.V. USD Term Loan B1 4.25%, due 7/2/22	2,274,553	2,274,553

	Broadcasting & Entertainment 0.7%
	Numericable Group S.A. USD Term Loan B5 4.563%, due 7/31/22	1,995,000	1,968,401
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23	3,366,606	3,335,044
			5,303,445
	Chemicals, Plastics & Rubber 0.8%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	2,006,132	1,988,578
	Flint Group GmbH USD Term Loan C 4.50%, due 9/7/21	411,640	402,379
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	3,714,437	3,689,673
			6,080,630
	Containers, Packaging & Glass 0.1%
	KP Germany Erste GmbH 1st Lien Term Loan 5.00%, due 4/28/20	326,871	326,463

	Electronics 1.3%
¤	Avago Technologies Cayman, Ltd. 2016 USD Term Loan B1 4.25%, due 2/1/23	7,200,000	7,159,003
	NXP B.V. 2015 Term Loan B 3.75%, due 12/7/20	2,992,500	2,998,578
			10,157,581
	Healthcare, Education & Childcare 1.5%
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25%, due 3/11/21	1,684,286	1,620,072
	Endo Luxembourg Finance Co. I S.A R.L. 2015 Term Loan B 3.75%, due 9/26/22	2,992,500	2,941,535
	Mallinckrodt International Finance S.A.
	Term Loan B 3.25%, due 3/19/21	980,000	943,950
	Incremental Term Loan B1 3.50%, due 3/19/21	1,481,203	1,434,298
	Valeant Pharmaceuticals International, Inc.
	Series E Term Loan B 3.75%, due 8/5/20	2,274,847	2,134,294
	Term Loan B F1 4.00%, due 4/1/22	1,550,739	1,461,088
	Series D2 Term Loan B 5.25%, due 2/13/19	500,000	472,500
			11,007,737
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya Holdings B.V.
	USD 1st Lien Term Loan 5.00%, due 8/1/21	2,364,135	2,167,912
	USD 2nd Lien Term Loan 8.00%, due 8/1/22	243,750	236,315
			2,404,227
	Leisure, Amusement, Motion Pictures & Entertainment 1.8%
	Bauer Performance Sports, Ltd. Term Loan B 4.50%, due 4/15/21	1,968,700	1,476,525
	Bombardier Recreational Products, Inc. New Term Loan B 3.75%, due 1/30/19	2,265,438	2,231,456
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	4,766,667	4,620,688
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,200,000	1,098,750
	Travelport Finance (Luxembourg) S.A.R.L. 2014 Term Loan B 5.75%, due 9/2/21	4,444,451	4,437,784
			13,865,203
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	2,964,232	2,870,675
	2nd Lien Term Loan 7.25%, due 6/30/22	509,304	456,463
			3,327,138
	Mining, Steel, Iron & Non-Precious Metals 0.2%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 4.25%, due 6/28/19	1,829,999	1,542,537

	Oil & Gas 0.1%
	Drillships Financing Holding, Inc. Term Loan B1 6.00%, due 3/31/21 (d)	1,454,927	522,562
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18 (d)	1,512,778	470,221
			992,783
	Personal, Food & Miscellaneous Services 0.7%
	1011778 B.C. Unlimited Liability Co. Term Loan B2 3.75%, due 12/10/21	5,660,729	5,651,293

	Printing & Publishing 0.1%
	Springer Science+Business Media Deutschland GmbH USD Term Loan B9 4.75%, due 8/14/20 (d)	498,741	481,875

	Telecommunications 1.4%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,139,180	3,857,198
	Telesat USD Term Loan B2 3.50%, due 3/28/19	6,642,803	6,601,285
			10,458,483
	Total Foreign Floating Rate Loans (Cost $78,421,019)		74,382,169
	Total Long-Term Bonds (Cost $746,462,315)		715,555,184

		Shares
	Common Stock 0.0%‡
	Healthcare, Education & Childcare 0.0%‡
	Millennium Laboratories, Inc. (g)	14,763	223,364
	Total Common Stock (Cost $0)		223,364

	Affiliated Investment Company 0.9%
	Fixed Income Fund 0.9%
¤	MainStay High Yield Corporate Bond Fund Class I	1,354,128	7,231,045
	Total Affiliated Investment Company (Cost $7,965,058)		7,231,045

	Principal Amount
Short-Term Investments 5.3%
Repurchase Agreement 0.5%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $4,111,159 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 8/15/21, with a Principal Amount of $4,025,000 and a Market Value of $4,195,318)	$4,111,156	4,111,156
Total Repurchase Agreement (Cost $4,111,156)		4,111,156

U.S. Government 4.8%
United States Treasury Bills
0.132%, due 4/28/16 (h)	389,000	388,962
0.248%, due 4/28/16 (h)	1,134,000	1,133,792
0.248%, due 5/12/16 (h)	4,358,000	4,356,784
0.264%, due 4/7/16 (h)	12,867,000	12,866,443
0.269%, due 4/21/16 (h)	7,785,000	7,784,278
0.277%, due 4/28/16 (h)	10,063,000	10,060,936
Total U.S. Government (Cost $36,591,195)		36,591,195
Total Short-Term Investments (Cost $40,702,351)		40,702,351
Total Investments (Cost $795,129,724) (i)	100.1%	763,711,944
Other Assets, Less Liabilities	(0.1)	(1,073,472)
Net Assets	100.0%	$762,638,472

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2016.
(d)	Illiquid security - As of March 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $27,723,717, which represented 3.6% of the Portfolio's net assets.
(e)	Issue in default.
(f)	Restricted security.
(g)	Non-income producing security.
(h)	Interest rate shown represents yield to maturity.
(i)	As of March 31, 2016, cost was $794,541,965 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,613,029
Gross unrealized depreciation	(32,443,050)
Net unrealized depreciation	$(30,830,021)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$6,685,792	$—	$6,685,792
Floating Rate Loans (b)	—	593,085,235	41,401,988	634,487,223
Foreign Floating Rate Loans (c)	—	71,248,774	3,133,395	74,382,169
Total Long-Term Bonds	—	671,019,801	44,535,383	715,555,184
Common Stock	223,364	—	—	223,364
Affiliated Investment Company
Fixed Income Fund	7,231,045	—	—	7,231,045
Short-Term Investments
Repurchase Agreement	—	4,111,156	—	4,111,156
U.S. Government	—	36,591,195	—	36,591,195
Total Short-Term Investments	—	40,702,351	—	40,702,351
Total Investments in Securities	$7,454,409	$711,722,152	$44,535,383	$763,711,944

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $41,401,988 are held within the Floating Rate Loans section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $3,133,395 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, securities with a market value of $26,094,354 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2015, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of March 31, 2016, securities with a market value of $20,757,344 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2015, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2016
Long-Term Bonds
Floating Rate Loans
Automobile	$5,502,925	$1,401	$1,580	$136,946	$-	$(418,487)	$2,246,548	$(656,667)	$6,814,246	$120,418
Chemicals, Plastics & Rubber	1,039,708	124	7	(10,473)	497,500	(1,750)	682,605	(1,039,708)	1,168,013	(10,473)
Containers, Packaging & Glass	-	1,194	95	(169,872)	-	(38,176)	3,775,389	-	3,568,630	(169,872)
Diversified/Conglomerate Manufacturing	6,843,580	206	-	181	-	-	617,787	(6,843,580)	618,174	181
Diversified/Conglomerate Service	4,391,708	159	-	16,572	-	-	-	(1,070,863)	3,337,576	16,572
Ecological	1,783,119	(12)	(13)	56,466	-	(5,803)	-	-	1,833,757	56,220
Electronics	2,334,163	867	3,708	50,501	-	(123,286)	-	-	2,265,953	43,289
Finance	2,695,000	-	-	-	-	-	-	(2,695,000)	-	-
Healthcare, Education & Childcare	5,428,349	(46,815)	(6,237)	166,647	-	(587,808)	6,419,118	(2,647,680)	8,725,574	166,610
Leisure, Amusement, Motion Pictures & Entertainment	-	370	-	53,630	-	-	1,086,000	-	1,140,000	53,630
Mining, Steel, Iron & Non-Precious Metals	1,192,403	(1)	-	64,136	-	(5,052)	965,158	(1,192,402)	1,024,242	64,136
Oil & Gas	2,655,891	248	687	(289,287)	-	(167,911)	4,320,530	(1,919,953)	4,600,205	(289,287)
Personal & Nondurable Consumer Products (Manufacturing Only)	-	526	42	(1,919)	-	(14,912)	2,659,344	-	2,643,081	(1,919)
Printing & Publishing	-	-	-	1,250	1,205,000	-	-	-	1,206,250	1,250
Retail Store	-	976	-	17,760	1,455,014	-	-	-	1,473,750	17,760
Utilities	1,677,624	507	36	(5,519)	12	(2,501)	-	(687,622)	982,537	(5,508)
Foreign Floating Rate Loans
Beverage, Food & Tobacco	-	944	2,904	19,144	-	(177,879)	2,429,440	-	2,274,553	19,144
Chemicals, Plastics & Rubber	2,003,869	20	8	1,801	-	(1,044)	401,594	(2,003,869)	402,379	1,801
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	-	80	-	(34,458)	-	-	490,841	-	456,463	(34,458)
Total	$37,548,339	$(39,206)	$2,817	$73,506	$3,157,526	$(1,544,609)	$26,094,354	$(20,757,344)	$44,535,383	$49,494

(a) Sales include principal reduction.

As of March 31, 2016, the Portfolio held the following restricted security:

Security	Date of Acquisition	Principal Amount	Cost	3/31/16 Value	Percent of Net Assets
Samson Investment Co.
New 2nd Lien Term Loan 6.50%, due 9/25/18	12/20/2013	$3,300,000	$3,322,090	$24,750	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP Government Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.4%†
	Asset-Backed Securities 3.1%
	Other ABS 2.4%
	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	$885,605	$879,634
	Series 2014-20H, Class 1 2.88%, due 8/1/34	910,955	940,184
	Series 2015-20G, Class 1 2.88%, due 7/1/35	1,955,904	2,009,930
	Series 2014-20I, Class 1 2.92%, due 9/1/34	912,784	941,935
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,740,757	1,839,597
			6,611,280
	Utilities 0.7%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,673,017	1,844,148

	Total Asset-Backed Securities (Cost $8,174,766)		8,455,428

	Corporate Bonds 3.3%
	Agriculture 0.5%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,208,555

	Banks 0.4%
	Bank of America Corp. 6.875%, due 4/25/18	900,000	988,219

	Pipelines 0.4%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,202,159

	Real Estate Investment Trusts 0.8%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,292,759

	Telecommunications 1.2%
	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,320,227

	Total Corporate Bonds (Cost $9,158,321)		9,011,919

	Mortgage-Backed Securities 2.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.4%
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	503,838	505,139
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,082,420	1,129,241
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	17,735	17,720
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	399,533	399,867
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	593,722
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	659,368	660,366
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,500,000	1,566,165
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	118,129	118,474
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,423,805	1,436,133
			6,426,827
	Residential Mortgages (Collateralized Mortgage Obligations) 0.4%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.268%, due 8/25/36 (c)	323,207	293,965
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.12%, due 2/25/42 (a)(b)(d)(e)	1,063,968	885,972
			1,179,937
	Total Mortgage-Backed Securities (Cost $7,872,911)		7,606,764

	U.S. Government & Federal Agencies 90.2%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	192,256	39,581
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	40,213	6,427
			46,008
	Federal Home Loan Bank 0.9%
	5.00%, due 11/17/17	2,400,000	2,564,302

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 23.7%
	2.431%, due 3/1/35 (b)	28,085	29,437
	2.50%, due 6/1/35 (b)	188,220	198,133
	2.645%, due 2/1/37 (b)	156,238	165,146
	3.00%, due 4/1/45	3,984,437	4,082,997
	3.00%, due 5/1/45	2,880,798	2,952,058
	3.00%, due 6/1/45	2,709,094	2,776,107
	3.00%, due 7/1/45	1,457,137	1,493,181
	3.50%, due 10/1/25	494,574	526,109
	3.50%, due 11/1/25	3,018,185	3,207,773
	3.50%, due 12/1/41	347,087	366,836
	3.50%, due 5/1/42	477,034	499,916
	3.50%, due 7/1/42	370,878	388,668
	3.50%, due 8/1/42	1,197,727	1,268,092
	3.50%, due 6/1/43	1,814,174	1,900,716
	3.50%, due 8/1/43	1,543,494	1,617,227
	3.50%, due 1/1/44	1,525,532	1,598,299
	3.50%, due 5/1/44	1,896,402	1,998,805
	3.50%, due 12/1/45	2,575,277	2,697,853
	4.00%, due 3/1/25	1,212,053	1,281,738
	4.00%, due 7/1/25	383,494	409,628
	4.00%, due 8/1/31	749,359	808,275
	4.00%, due 8/1/39	744,811	810,924
	4.00%, due 12/1/40	3,452,804	3,749,150
¤	4.00%, due 2/1/41	5,871,832	6,353,511
¤	4.00%, due 3/1/41	6,647,767	7,218,369
	4.00%, due 1/1/42	3,309,818	3,594,592
	4.00%, due 12/1/42	1,211,487	1,303,553
	4.00%, due 8/1/44	643,611	698,947
	4.00%, due 12/1/45	991,185	1,058,964
	4.00%, due 2/1/46	2,772,153	2,961,652
	4.50%, due 3/1/41	851,863	936,445
	4.50%, due 5/1/41	1,201,809	1,325,568
	4.50%, due 8/1/41	1,358,120	1,497,979
	5.00%, due 1/1/20	188,722	197,688
	5.00%, due 6/1/33	588,768	655,315
	5.00%, due 8/1/33	327,986	364,963
	5.00%, due 5/1/36	184,278	203,424
	5.00%, due 10/1/39	979,783	1,099,860
	5.50%, due 1/1/21	197,910	212,765
	5.50%, due 1/1/33	355,962	394,958
	6.50%, due 4/1/37	70,321	84,296
			64,989,917
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 41.8%
	2.075%, due 11/1/34 (b)	161,115	167,169
	2.232%, due 4/1/34 (b)	217,248	231,400
	3.00%, due 10/1/32	1,223,388	1,275,043
	3.00%, due 4/1/43	1,801,348	1,851,793
	3.50%, due 11/1/20	1,620,935	1,712,159
	3.50%, due 10/1/25	1,109,963	1,177,914
¤	3.50%, due 11/1/25	7,706,056	8,181,805
	3.50%, due 9/1/32	3,340,280	3,549,024
	3.50%, due 11/1/32	880,267	931,761
	3.50%, due 2/1/41	1,995,773	2,096,911
	3.50%, due 11/1/41	3,187,477	3,373,609
	3.50%, due 12/1/41	1,124,619	1,191,208
	3.50%, due 1/1/42	2,749,645	2,916,716
	3.50%, due 3/1/42	2,840,652	2,985,203
	3.50%, due 5/1/42	1,244,632	1,307,969
	3.50%, due 8/1/42	3,046,906	3,201,200
	3.50%, due 11/1/42	1,231,953	1,294,441
	3.50%, due 12/1/42	1,496,907	1,586,339
	3.50%, due 2/1/43	1,573,166	1,667,126
	3.50%, due 5/1/43	2,906,014	3,067,040
	3.50%, due 6/1/43	862,790	906,503
	3.50%, due 3/1/45	1,615,727	1,704,264
¤	3.50%, due 4/1/46 TBA (g)	6,220,000	6,521,524
	4.00%, due 9/1/31	1,622,868	1,748,533
	4.00%, due 1/1/41	1,041,998	1,133,111
	4.00%, due 2/1/41	1,389,787	1,502,377
	4.00%, due 3/1/41	2,202,713	2,400,393
	4.00%, due 10/1/41	630,344	686,913
	4.00%, due 3/1/42	1,938,383	2,080,240
	4.00%, due 6/1/42	865,730	931,535
	4.00%, due 7/1/42	2,523,095	2,715,378
	4.00%, due 8/1/42	1,242,753	1,337,476
	4.00%, due 9/1/42	1,100,423	1,182,507
	4.00%, due 4/1/46 TBA (g)	1,000,000	1,068,437
	4.50%, due 7/1/18	481,771	498,288
	4.50%, due 11/1/18	382,211	395,948
	4.50%, due 6/1/23	442,035	468,984
	4.50%, due 10/1/33	680,031	745,482
	4.50%, due 5/1/39	588,174	648,526
	4.50%, due 6/1/39	870,015	963,919
	4.50%, due 7/1/39	2,554,159	2,823,242
	4.50%, due 8/1/39	3,482,331	3,841,671
	4.50%, due 9/1/39	106,509	117,711
	4.50%, due 9/1/40	2,906,323	3,212,916
	4.50%, due 12/1/40	2,407,134	2,630,348
¤	4.50%, due 1/1/41	5,163,078	5,701,101
	4.50%, due 2/1/41	446,506	494,813
	4.50%, due 8/1/41	2,298,339	2,532,870
	5.00%, due 11/1/17	171,318	176,784
	5.00%, due 9/1/20	22,150	22,990
	5.00%, due 11/1/33	1,107,777	1,231,217
	5.00%, due 7/1/34	130,503	144,958
	5.00%, due 6/1/35	798,082	886,373
	5.00%, due 10/1/35	211,908	234,848
	5.00%, due 1/1/36	98,071	108,730
	5.00%, due 2/1/36	1,155,672	1,280,943
	5.00%, due 5/1/36	1,115,911	1,236,362
	5.00%, due 3/1/40	1,521,551	1,712,570
	5.00%, due 2/1/41	2,648,898	3,005,787
	5.50%, due 11/1/17	106,724	109,284
	5.50%, due 6/1/19	227,398	237,902
	5.50%, due 11/1/19	260,111	272,344
	5.50%, due 4/1/21	393,012	420,108
	5.50%, due 6/1/21	31,589	34,038
	5.50%, due 6/1/33	1,351,136	1,529,173
	5.50%, due 11/1/33	881,727	997,801
	5.50%, due 12/1/33	902,325	1,023,418
	5.50%, due 6/1/34	280,347	317,035
	5.50%, due 3/1/35	379,237	428,128
	5.50%, due 12/1/35	153,494	173,570
	5.50%, due 4/1/36	798,649	900,445
	5.50%, due 1/1/37	291,435	335,727
	5.50%, due 7/1/37	200,941	231,596
	5.50%, due 8/1/37	196,629	222,315
	6.00%, due 12/1/16	5,398	5,442
	6.00%, due 1/1/33	139,479	160,869
	6.00%, due 3/1/33	157,608	181,716
	6.00%, due 9/1/34	32,457	37,277
	6.00%, due 9/1/35	429,735	497,671
	6.00%, due 10/1/35	99,905	115,689
	6.00%, due 4/1/36	342,308	391,669
	6.00%, due 6/1/36	264,178	301,267
	6.00%, due 11/1/36	352,478	404,591
	6.00%, due 4/1/37	54,312	60,128
	6.50%, due 10/1/31	57,161	67,993
	6.50%, due 7/1/32	13,329	15,245
	6.50%, due 2/1/37	55,553	67,537
	6.50%, due 8/1/47	39,867	44,355
			114,386,735
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.0%
	3.00%, due 8/20/45	2,700,310	2,800,876
	3.50%, due 4/1/46 TBA (g)	1,500,000	1,585,313
	4.00%, due 7/15/39	568,310	607,789
	4.00%, due 9/20/40	2,018,293	2,194,953
	4.00%, due 11/20/40	323,371	351,791
	4.00%, due 1/15/41	2,205,737	2,365,104
¤	4.00%, due 10/15/41	5,154,878	5,601,950
¤	4.50%, due 5/20/40	5,030,252	5,474,988
	5.00%, due 4/15/34	812,907	911,668
	5.00%, due 2/20/41	564,661	624,412
	5.50%, due 6/15/33	1,036,930	1,200,402
	5.50%, due 12/15/35	178,491	202,028
	6.00%, due 8/15/32	171,355	198,303
	6.00%, due 10/15/32	265,414	302,883
	6.50%, due 7/15/28	36,911	43,573
	6.50%, due 8/15/28	35,787	41,164
	6.50%, due 7/15/32	157,524	189,032
			24,696,229
	Overseas Private Investment Corporation 1.3%
	5.142%, due 12/15/23	3,278,254	3,601,818

	Tennessee Valley Authority 3.3%
¤	4.65%, due 6/15/35	4,395,000	5,190,394
	6.25%, due 12/15/17	3,485,000	3,797,629
			8,988,023
	United States Treasury Notes 10.2%
	0.625%, due 10/15/16	4,320,000	4,324,221
	1.75%, due 9/30/22	2,000,000	2,030,704
	1.75%, due 5/15/23	2,500,000	2,534,375
¤	1.875%, due 11/30/21	6,900,000	7,087,321
	2.00%, due 11/30/20	5,000,000	5,179,490
¤	2.375%, due 8/15/24	6,500,000	6,845,312
			28,001,423
	Total U.S. Government & Federal Agencies (Cost $238,413,042)		247,274,455

	Total Long-Term Bonds (Cost $263,619,040)		272,348,566

	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $9,884,781 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 10/31/19, with a Principal Amount of $9,865,000 and a Market Value of $10,086,963)	9,884,773	9,884,773
	Total Short-Term Investment (Cost $9,884,773)		9,884,773

	Total Investments (Cost $273,503,813) (h)	103.0%	282,233,339
	Other Assets, Less Liabilities	(3.0)	(8,317,174)
	Net Assets	100.0%	$273,916,165

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2016.
(d)	Illiquid security - As of March 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $885,972, which represented 0.3% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, the total market value of this security was $885,972, which represented 0.3% of the Portfolio's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2016, the total net market value of these securities was $9,175,274, which represented 3.3% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of March 31, 2016, cost was $273,503,813 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$9,610,115
Gross unrealized depreciation	(880,589)
Net unrealized appreciation	$8,729,526

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	69	June 2016	$8,360,320	$3,622
10-Year United States Treasury Note	(11)	June 2016	(1,434,297)	1,525
			$6,926,023	$5,147

1. As of March 31, 2016, cash in the amount of $51,870 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$8,455,428	$—	$8,455,428
Corporate Bonds	—	9,011,919	—	9,011,919
Mortgage-Backed Securities (b)	—	6,720,792	885,972	7,606,764
U.S. Government & Federal Agencies	—	247,274,455	—	247,274,455
Total Long-Term Bonds	—	271,462,594	885,972	272,348,566
Short-Term Investment
Repurchase Agreement	—	9,884,773	—	9,884,773
Total Investments in Securities	—	281,347,367	885,972	282,233,339
Other Financial Instruments
Futures Contracts Long (c)	3,622	—	—	3,622
Futures Contracts Short (c)	1,525	—	—	1,525
Total Other Financial Instruments	5,147	—	—	5,147
Total Investments in Securities and Other Financial Instruments	$5,147	$281,347,367	$885,972	$282,238,486

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $885,972 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$906,504	$237	$-	$(20,769)	$-	$-	$-	$-	$885,972	$(20,769)
Total	$906,504	$237	$-	$(20,769)	$-	$-	$-	$-	$885,972	$(20,769)

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 99.9%
MainStay Cushing MLP Premier Fund Class I	440,673	$5,244,008
MainStay Emerging Markets Opportunities Fund Class I (a)	868,613	6,862,039
MainStay Epoch Global Choice Fund Class I (a)	1,305,919	23,153,951
MainStay Epoch U.S. All Cap Fund Class I (a)	2,378,396	58,984,224
MainStay ICAP Equity Fund Class I	911,672	37,360,315
MainStay ICAP International Fund Class I	2,087,069	62,069,433
MainStay International Opportunities Fund Class I (a)	7,327,733	57,302,874
MainStay MAP Fund Class I (a)	1,722,396	61,007,257
MainStay U.S. Equity Opportunities Fund Class I (a)	7,523,639	63,725,222
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,427,853	18,971,303
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	3,401,035	37,404,198
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	5,187,887	36,136,012
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	4,793,809	55,761,776
MainStay VP International Equity Portfolio Initial Class (a)	1,669,015	22,979,041
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,789,305	74,548,052
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,378,173	58,050,809
MainStay VP S&P 500 Index Portfolio Initial Class	493,363	20,629,412
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,901,772	72,680,787
Total Equity Funds (Cost $849,289,736)		772,870,713
Total Affiliated Investment Companies (Cost $849,289,736)		772,870,713

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $528,542 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $530,000 and a Market Value of $540,931)	$528,542	528,542
Total Short-Term Investment (Cost $528,542)		528,542
Total Investments (Cost $849,818,278) (b)	100.0%	773,399,255
Other Assets, Less Liabilities	(0.0)‡	(382,613)
Net Assets	100.0%	$773,016,642

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of March 31, 2016, cost was $854,193,059 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$-
Gross unrealized depreciation	(80,793,804)
Net unrealized appreciation	$(80,793,804)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$772,870,713	$—	$—	$772,870,713
Short-Term Investment
Repurchase Agreement	—	528,542	—	528,542
Total Investments in Securities	$772,870,713	$528,542	$—	$773,399,255

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.6%†
	Convertible Bonds 1.5%
	Auto Parts & Equipment 0.6%
¤	Exide Technologies, Inc. 7.00% (7.00% Cash or 7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$23,086,198	$16,160,339

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. 20.00% (20.00% Cash or 20.00% PIK), due 6/15/17 (a)(b)(c)(d)(e)	1,215,562	1,215,562

	Mining 0.6%
	Detour Gold Corp. 5.50%, due 11/30/17	15,242,000	14,984,791

	Oil & Gas 0.3%
	Stone Energy Corp. 1.75%, due 3/1/17	9,110,000	3,581,369
	Whiting Petroleum Corp.
	Series C 5.75%, due 3/15/21	1,185,000	976,884
	Series D 6.25%, due 4/1/23	3,860,000	3,211,038
			7,769,291
	Total Convertible Bonds (Cost $48,147,416)		40,129,983

	Corporate Bonds 92.5%
	Advertising 0.7%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,447,000	5,680,132
	5.75%, due 2/1/26 (d)	2,935,000	3,081,750
	5.875%, due 2/1/22	1,525,000	1,605,062
	MDC Partners, Inc. 6.50%, due 5/1/24 (d)	2,680,000	2,736,950
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	3,495,000	3,582,375
	5.625%, due 2/15/24	2,880,000	2,998,800
			19,685,069
	Aerospace & Defense 1.8%
	Aerojet Rocketdyne Holdings, Inc. 7.125%, due 3/15/21	13,225,000	13,720,937
	KLX, Inc. 5.875%, due 12/1/22 (d)	6,820,000	6,785,900
	Orbital ATK, Inc.
	5.25%, due 10/1/21	4,270,000	4,430,125
	5.50%, due 10/1/23 (d)	2,775,000	2,913,750
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	8,025,000	8,305,875
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,797,340
	6.00%, due 7/15/22	2,760,000	2,749,650
	6.50%, due 7/15/24	2,000,000	1,984,400
	6.50%, due 5/15/25	2,280,000	2,228,700
			48,916,677
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	5,380,000	5,527,950
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	4,800,000	4,992,000
			10,519,950
	Auto Manufacturers 1.1%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	9,875,000	9,998,437
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,246,980
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	3,880,000	4,005,332
	6.75%, due 6/1/18	6,125,000	6,616,158
			29,866,907
	Auto Parts & Equipment 4.0%
¤	Exide Technologies, Inc. 11.00% (4.00% Cash and 7.00% PIK), due 4/30/20 (a)(b)(c)(d)	20,430,745	17,366,133
¤	Exide Technologies, Inc. (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(d)(e)	20,190,000	20,190
	Goodyear Tire & Rubber Co. (The) 5.125%, due 11/15/23	2,780,000	2,842,550
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	4,775,000	4,297,500
	Meritor, Inc.
	6.25%, due 2/15/24	4,000,000	3,525,000
	6.75%, due 6/15/21	970,000	899,675
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	3,840,000	3,904,819
¤	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (d)	6,335,000	6,445,863
	4.75%, due 5/15/21 (d)	14,280,000	14,637,000
	4.75%, due 5/15/23 (d)	7,045,000	7,080,225
¤	Schaeffler Holding Finance B.V.
	6.25% (6.25% Cash or 7.00% PIK), due 11/15/19 (a)(d)	5,380,000	5,628,825
	6.75% (6.75% Cash or 7.50% PIK), due 11/15/22 (a)(d)	13,540,000	14,724,750
	6.875% (6.875% Cash or 7.625% PIK), due 8/15/18 (a)(d)	16,495,000	16,989,850
	Tenneco, Inc. 6.875%, due 12/15/20	1,870,000	1,935,450
	Titan International, Inc. 6.875%, due 10/1/20	1,480,000	1,198,800
	ZF North America Capital, Inc.
	4.50%, due 4/29/22 (d)	1,355,000	1,382,100
	4.75%, due 4/29/25 (d)	5,980,000	5,950,100
			108,828,830
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	6,965,000	6,599,338

	Biotechnology 0.2%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	4,810,000	4,244,825

	Building Materials 2.0%
	Boise Cascade Co. 6.375%, due 11/1/20	8,070,000	8,049,825
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	5,375,000	5,831,875
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,607,875
	Headwaters, Inc. 7.25%, due 1/15/19	8,284,000	8,532,520
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	5,860,000	5,918,600
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	3,260,000	3,337,425
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23	10,455,000	9,932,250
	8.50%, due 4/15/22 (d)	3,860,000	3,985,450
	USG Corp. 6.30%, due 11/15/16	3,460,000	3,546,500
	Vulcan Materials Co. 7.50%, due 6/15/21	480,000	568,800
			55,311,120
	Chemicals 1.4%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23 (d)	12,200,000	13,938,500
	10.00%, due 10/15/25 (d)	5,495,000	6,278,038
	Eagle Spinco, Inc. 4.625%, due 2/15/21	1,000,000	967,600
	Olin Corp. 5.50%, due 8/15/22	3,261,000	3,195,780
	PolyOne Corp. 5.25%, due 3/15/23	7,874,000	7,834,630
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	5,530,000	5,530,000
			37,744,548
	Coal 0.5%
	Arch Coal, Inc. 8.00%, due 1/15/19 (d)(f)	7,225,000	72,250
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	14,960,000	10,780,475
	8.00%, due 4/1/23	5,435,000	4,061,032
			14,913,757
	Commercial Services 2.9%
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	2,155,000	2,230,425
	6.50%, due 7/15/22 (d)	10,661,000	11,327,312
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	8,640,000	8,380,800
	6.375%, due 4/1/24 (d)	3,665,000	3,669,215
	Cimpress N.V. 7.00%, due 4/1/22 (d)	11,005,000	10,894,950
	ExamWorks Group, Inc. 5.625%, due 4/15/23	3,235,000	3,299,700
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	4,865,000	4,816,350
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	14,467,000	13,707,482
	Modular Space Corp. 10.25%, due 1/31/19 (d)	3,155,000	1,751,025
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (d)	1,340,000	1,393,600
	Team Health, Inc. 7.25%, due 12/15/23 (d)	5,823,000	6,230,610
	United Rentals North America, Inc.
	4.625%, due 7/15/23	1,130,000	1,122,938
	7.375%, due 5/15/20	500,000	523,125
	7.625%, due 4/15/22	1,905,000	2,028,825
	8.25%, due 2/1/21	738,000	771,210
	WEX, Inc. 4.75%, due 2/1/23 (d)	7,000,000	6,160,000
			78,307,567
	Computers 1.6%
	IHS, Inc. 5.00%, due 11/1/22	16,630,000	17,232,837
	NCR Corp.
	4.625%, due 2/15/21	1,100,000	1,094,500
	5.00%, due 7/15/22	7,790,000	7,712,100
	5.875%, due 12/15/21	1,425,000	1,457,063
	6.375%, due 12/15/23	10,995,000	11,324,850
	Western Digital Corp. 10.50%, due 4/1/24 (d)	3,965,000	3,974,912
			42,796,262
	Cosmetics & Personal Care 0.5%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	6,235,000	6,613,870
	4.70%, due 5/24/22	3,230,000	3,294,600
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	2,525,000	2,436,625
			12,345,095
	Distribution & Wholesale 0.8%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	6,990,000	6,291,000
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	6,835,000	6,937,525
	HD Supply, Inc. 5.75%, due 4/15/24 (d)	3,000,000	3,082,500
	LKQ Corp. 4.75%, due 5/15/23	5,500,000	5,348,750
			21,659,775
	Electric 1.7%
	Calpine Corp.
	5.875%, due 1/15/24 (d)	6,235,000	6,546,750
	6.00%, due 1/15/22 (d)	8,255,000	8,647,113
	GenOn Energy, Inc.
	7.875%, due 6/15/17	15,422,000	11,566,500
	9.50%, due 10/15/18	16,186,000	11,815,780
	NRG REMA LLC
	Series B 9.237%, due 7/2/17	2,186,580	2,142,848
	Series C 9.681%, due 7/2/26	4,175,000	4,008,000
	Public Service Co. of New Mexico 7.95%, due 5/15/18	1,805,000	2,021,042
			46,748,033
	Electrical Components & Equipment 1.3%
	Anixter, Inc. 5.125%, due 10/1/21	2,895,000	2,909,475
	Belden, Inc. 5.50%, due 9/1/22 (d)	12,998,000	13,062,990
	General Cable Corp. 5.75%, due 10/1/22	14,730,000	11,636,700
	WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,231,600
			34,840,765
	Electronics 0.6%
	Allegion PLC 5.875%, due 9/15/23	3,000,000	3,157,500
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	7,105,000	7,442,487
	Kemet Corp. 10.50%, due 5/1/18	8,305,000	6,083,413
			16,683,400
	Engineering & Construction 1.4%
	AECOM 5.875%, due 10/15/24	4,095,000	4,217,850
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	9,520,000	9,734,200
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	9,705,000	8,006,625
	12.00%, due 3/15/18	10,056,895	10,408,886
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	5,919,000	5,430,683
			37,798,244
	Entertainment 1.7%
	Affinity Gaming / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	14,780,000	15,001,700
	Churchill Downs, Inc.
	5.375%, due 12/15/21	6,720,000	6,921,600
	5.375%, due 12/15/21 (d)	1,245,000	1,282,350
	GLP Capital, L.P. / GLP Financing II, Inc. 4.875%, due 11/1/20	2,420,000	2,516,800
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	4,830,000	4,896,412
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (d)	5,785,000	5,958,550
	Sterling Entertainment Enterprises LLC 9.75%, due 12/31/19 (b)(c)(e)	10,000,000	10,375,000
			46,952,412
	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 6.25%, due 12/1/17	1,395,000	1,454,288
	Credit Acceptance Corp. 7.375%, due 3/15/23 (d)	4,195,000	3,995,737
			5,450,025
	Finance - Consumer Loans 0.6%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	6,915,000	6,915,000
	OneMain Financial Holdings LLC
	6.75%, due 12/15/19 (d)	2,600,000	2,602,600
	7.25%, due 12/15/21 (d)	3,326,000	3,309,370
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (d)	4,365,000	2,619,000
			15,445,970
	Finance - Credit Card 0.2%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (d)	5,302,000	5,394,785

	Finance - Investment Banker/Broker 0.5%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	3,145,000	3,137,138
	5.375%, due 11/15/22	5,700,000	6,020,625
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	6,705,000	5,766,300
			14,924,063
	Finance - Leasing Companies 0.5%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
	4.625%, due 10/30/20	2,495,000	2,557,375
	5.00%, due 10/1/21	5,465,000	5,656,275
	Aircastle, Ltd. 5.50%, due 2/15/22	1,795,000	1,872,400
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	4,045,000	4,206,800
			14,292,850
	Finance - Mortgage Loan/Banker 0.4%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, due 8/1/21 (d)	7,470,000	6,536,250
	7.375%, due 10/1/17	5,115,000	5,083,031
			11,619,281
	Finance - Other Services 0.5%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	6,985,000	6,915,150
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	1,304,000	1,263,250
	6.50%, due 7/1/21	1,520,000	1,349,000
	7.875%, due 10/1/20	5,476,000	5,243,270
			14,770,670
	Food 1.8%
	B&G Foods, Inc. 4.625%, due 6/1/21	5,820,000	5,892,750
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	14,835,000	14,056,162
	Ingles Markets, Inc. 5.75%, due 6/15/23	4,530,000	4,597,950
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	6,540,000	6,262,050
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	9,655,000	10,089,475
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (d)	1,675,000	1,775,500
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	6,897,000	7,086,668
			49,760,555
	Forest Products & Paper 0.6%
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	15,473,000	17,213,713

	Gas 0.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	2,380,000	2,433,550

	Health Care - Products 1.3%
	Alere, Inc. 6.375%, due 7/1/23 (d)	600,000	630,000
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	9,680,000	9,970,400
	Hanger, Inc. 9.125%, due 11/15/18	8,458,000	7,527,620
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	4,705,000	4,869,675
	Hologic, Inc. 5.25%, due 7/15/22 (d)	3,760,000	3,919,800
	Sterigenics-Nordion Holdings LLC 6.50%, due 5/15/23 (d)	1,000,000	997,500
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	7,215,000	6,673,875
			34,588,870
	Health Care - Services 4.0%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	4,165,000	4,227,475
	6.50%, due 3/1/24 (d)	1,865,000	1,939,600
	Centene Corp.
	5.625%, due 2/15/21 (d)	4,465,000	4,654,762
	5.75%, due 6/1/17	3,905,000	4,031,913
	6.125%, due 2/15/24 (d)	6,315,000	6,646,537
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	40,000	42,200
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (d)	460,000	501,831
	5.875%, due 1/31/22 (d)	2,000,000	2,197,000
	6.50%, due 9/15/18 (d)	3,750,000	4,092,188
¤	HCA, Inc.
	4.25%, due 10/15/19	1,775,000	1,829,359
	5.00%, due 3/15/24	13,950,000	14,272,594
	5.25%, due 4/15/25	2,985,000	3,074,550
	5.375%, due 2/1/25	1,855,000	1,875,294
	5.875%, due 3/15/22	5,130,000	5,553,225
	5.875%, due 5/1/23	4,200,000	4,404,750
	5.875%, due 2/15/26	3,655,000	3,764,650
	7.50%, due 2/15/22	1,570,000	1,778,025
	7.58%, due 9/15/25	575,000	621,000
	8.00%, due 10/1/18	1,738,000	1,946,560
	8.36%, due 4/15/24	450,000	501,750
	HealthSouth Corp. 5.75%, due 11/1/24	4,675,000	4,735,775
	Kindred Healthcare, Inc.
	8.00%, due 1/15/20	2,650,000	2,630,125
	8.75%, due 1/15/23	1,419,000	1,358,693
	Molina Healthcare, Inc. 5.375%, due 11/15/22 (d)	6,400,000	6,576,000
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (d)	17,575,000	18,278,000
	Tenet Healthcare Corp.
	6.75%, due 6/15/23	5,585,000	5,347,637
	8.125%, due 4/1/22	2,650,000	2,726,188
			109,607,681
	Holding Company - Diversified 0.7%
	Carlson Travel Holdings, Inc. 7.50% (7.50% Cash or 8.235% PIK), due 8/15/19 (a)(d)	21,158,000	19,888,520

	Home Builders 2.5%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	11,465,000	9,401,300
	AV Homes, Inc. 8.50%, due 7/1/19	8,215,000	8,050,700
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	2,995,000	2,575,700
	6.50%, due 12/15/20 (d)	9,235,000	8,819,425
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	1,645,000	1,455,825
	CalAtlantic Group, Inc. 6.625%, due 5/1/20	2,460,000	2,675,250
	Century Communities, Inc. 6.875%, due 5/15/22	7,340,000	7,009,700
	D.R. Horton, Inc. 4.75%, due 2/15/23	2,505,000	2,542,575
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	10,465,000	9,418,500
	Meritage Homes Corp. 7.00%, due 4/1/22	315,000	335,475
	PulteGroup, Inc. 5.50%, due 3/1/26	3,000,000	3,086,250
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.25%, due 4/15/21 (d)	968,000	948,640
	WCI Communities, Inc. 6.875%, due 8/15/21	3,175,000	3,151,187
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	10,179,000	9,059,310
			68,529,837
	Household Products & Wares 0.5%
	Century Intermediate Holding Co. 2 9.75% (9.75% Cash or 10.50% PIK), due 2/15/19 (a)(d)	2,831,000	2,877,004
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (d)	4,000,000	4,050,000
	6.375%, due 3/1/24 (d)	1,400,000	1,459,500
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	1,225,000	1,301,562
	6.375%, due 11/15/20	1,110,000	1,168,830
	6.625%, due 11/15/22	1,545,000	1,670,516
			12,527,412
	Housewares 0.2%
	American Greetings Corp. 7.375%, due 12/1/21	1,577,000	1,612,483
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	4,125,000	4,300,312
			5,912,795
	Insurance 1.3%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	7,970,000	8,189,175
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,540,955
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	7,858,000	7,897,290
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	4,000,000	4,587,652
	USI, Inc. 7.75%, due 1/15/21 (d)	8,835,000	8,835,000
			35,050,072
	Internet 1.3%
	Match Group, Inc. 6.75%, due 12/15/22 (d)	18,200,000	18,450,250
	Netflix, Inc.
	5.50%, due 2/15/22	7,455,000	7,804,938
	5.75%, due 3/1/24	4,754,000	5,015,470
	5.875%, due 2/15/25	925,000	973,563
	VeriSign, Inc. 5.25%, due 4/1/25	3,375,000	3,400,312
			35,644,533
	Investment Company 0.4%
	American Capital, Ltd. 6.50%, due 9/15/18 (d)	10,325,000	10,479,875

	Investment Management/Advisory Services 0.5%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	8,935,000	8,287,213
	National Financial Partners Corp. 9.00%, due 7/15/21 (d)	5,315,000	5,102,400
			13,389,613
	Iron & Steel 1.0%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	1,959,650
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	6,428,000	5,351,310
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (d)	13,490,000	13,557,450
	Evraz, Inc. N.A. 7.50%, due 11/15/19 (d)	5,970,000	5,328,225
			26,196,635
	Leisure Time 1.2%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	7,130,000	7,183,475
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	24,186,000	25,002,278
			32,185,753
	Lodging 0.8%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (d)	3,500,000	3,631,250
	Choice Hotels International, Inc. 5.75%, due 7/1/22	6,863,000	7,309,095
	FelCor Lodging, L.P. 5.625%, due 3/1/23	2,685,000	2,738,700
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	8,570,000	8,880,234
			22,559,279
	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	4,915,000	4,527,944
	Vander Intermediate Holding II Corp. 9.75% (9.75% Cash or 10.50% PIK), due 2/1/19 (a)(d)	1,365,000	1,010,100
			5,538,044
	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,470,125
	Zebra Technologies Corp. 7.25%, due 10/15/22	8,520,000	9,244,200
			14,714,325
	Media 5.9%
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	6,840,000	7,023,825
	Cablevision Systems Corp. 7.75%, due 4/15/18	7,576,000	7,883,737
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	5,130,000	5,232,600
	5.125%, due 5/1/23 (d)	5,805,000	5,906,587
	5.25%, due 9/30/22	500,000	515,000
	5.375%, due 5/1/25 (d)	3,855,000	3,922,463
	5.75%, due 1/15/24	4,118,000	4,287,868
	5.875%, due 4/1/24 (d)	8,005,000	8,385,237
	5.875%, due 5/1/27 (d)	3,750,000	3,825,000
	6.625%, due 1/31/22	800,000	842,000
	CCOH Safari LLC 5.75%, due 2/15/26 (d)	4,175,000	4,321,125
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	7,110,000	7,310,146
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	102,600
	7.875%, due 2/15/18	965,000	1,034,963
	DISH DBS Corp.
	5.125%, due 5/1/20	1,809,000	1,795,433
	5.875%, due 7/15/22	1,820,000	1,724,450
	Midcontinent Communications & Midcontinent Finance Corp. 6.875%, due 8/15/23 (d)	2,665,000	2,758,275
	Neptune Finco Corp. 10.125%, due 1/15/23 (d)	5,125,000	5,483,750
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	6,120,000	6,257,700
	5.00%, due 4/15/22 (d)	19,469,000	19,955,725
	Numericable-SFR
	4.875%, due 5/15/19 (d)	1,000,000	995,000
	6.00%, due 5/15/22 (d)	8,420,000	8,209,500
	Quebecor Media, Inc. 5.75%, due 1/15/23	15,047,000	15,498,410
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	5,035,275
	5.375%, due 6/15/24 (d)	8,505,000	8,823,937
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	23,062,000	24,445,720
			161,576,326
	Metal Fabricate & Hardware 0.9%
	A. M. Castle & Co. 12.75%, due 12/15/18 (d)	2,860,000	2,087,800
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	5,590,000	4,220,450
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	20,680,000	18,198,400
			24,506,650
	Mining 2.9%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	15,840,000	14,572,800
	Aleris International, Inc. 9.50%, due 4/1/21 (d)	4,050,000	4,128,469
	Constellium N.V. 5.75%, due 5/15/24 (d)	8,465,000	6,073,637
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	6,615,000	4,746,262
	Hecla Mining Co. 6.875%, due 5/1/21	13,630,000	10,972,150
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,285,000	6,536,400
	New Gold, Inc.
	6.25%, due 11/15/22 (d)	7,835,000	6,620,575
	7.00%, due 4/15/20 (d)	14,110,000	13,475,050
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	5,125,000	4,343,438
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	7,683,000	7,683,000
			79,151,781
	Miscellaneous - Manufacturing 1.0%
	Actuant Corp. 5.625%, due 6/15/22	1,125,000	1,141,875
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	2,715,000	2,694,637
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	6,585,000	6,486,225
	EnPro Industries, Inc. 5.875%, due 9/15/22	4,205,000	4,289,100
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	9,610,000	8,216,550
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	4,998,744
			27,827,131
	Oil & Gas 7.3%
	Antero Resources Corp. 5.125%, due 12/1/22	2,476,000	2,246,970
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 7.75%, due 1/15/21	3,845,000	557,525
	California Resources Corp. 5.00%, due 1/15/20	19,200,000	4,416,000
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	15,910,000	11,296,100
	7.625%, due 1/15/22	8,218,000	5,814,235
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	1,415,000	1,246,969
	7.50%, due 9/15/20	5,180,000	4,830,350
	Chesapeake Energy Corp. 6.50%, due 8/15/17	7,920,000	5,306,400
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(e)	6,820,000	1,841,400
	Comstock Resources, Inc.
	7.75%, due 4/1/19	9,659,000	1,207,375
	9.50%, due 6/15/20	9,185,000	1,125,163
	10.00%, due 3/15/20 (d)	19,150,000	9,431,375
	Concho Resources, Inc.
	5.50%, due 10/1/22	3,255,000	3,198,037
	6.50%, due 1/15/22	7,710,000	7,690,725
	7.00%, due 1/15/21	5,485,000	5,539,850
	Continental Resources, Inc.
	5.00%, due 9/15/22	7,287,000	6,280,483
	7.125%, due 4/1/21	7,925,000	7,409,875
	7.375%, due 10/1/20	570,000	535,800
	EnQuest PLC 7.00%, due 4/15/22 (d)	12,077,000	5,374,265
	Gulfport Energy Corp. 7.75%, due 11/1/20	2,215,000	2,215,000
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)	15,824,000	11,235,040
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	7,470,000	4,089,825
	LINN Energy LLC / LINN Energy Finance Corp. 12.00%, due 12/15/20 (d)	6,186,000	850,575
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	6,410,000	6,634,350
	Newfield Exploration Co. 5.625%, due 7/1/24	4,980,000	4,668,750
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	2,460,000	1,820,400
	6.875%, due 1/15/23	1,000,000	737,500
	7.25%, due 2/1/19	16,790,000	12,802,375
	PDC Energy, Inc. 7.75%, due 10/15/22	9,155,000	9,132,112
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	18,070,000	8,312,200
	Range Resources Corp. 4.875%, due 5/15/25 (d)	1,585,000	1,386,875
	Rex Energy Corp.
	6.25%, due 8/1/22	21,060,000	2,106,000
	8.875%, due 12/1/20	22,495,000	2,699,400
	RSP Permian, Inc. 6.625%, due 10/1/22	5,935,000	5,845,975
	SM Energy Co.
	6.50%, due 11/15/21	3,090,000	2,278,875
	6.50%, due 1/1/23	2,525,000	1,780,125
	Stone Energy Corp. 7.50%, due 11/15/22	25,620,000	6,917,400
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	7,520,000	5,903,200
	WPX Energy, Inc.
	5.25%, due 1/15/17	6,875,000	6,771,875
	6.00%, due 1/15/22	14,470,000	10,563,100
	7.50%, due 8/1/20	7,285,000	5,682,300
			199,782,149
	Oil & Gas Services 1.4%
	CSI Compressco, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22	4,780,000	3,334,050
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	10,585,000	9,103,100
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
	6.50%, due 11/15/20	530,000	424,000
	6.625%, due 5/1/21	7,725,000	6,141,375
	6.75%, due 2/1/22	4,079,000	3,140,830
	6.875%, due 2/15/23	17,765,000	13,590,225
	FTS International, Inc.
	6.25%, due 5/1/22	4,786,000	526,460
	8.134%, due 6/15/20 (d)(g)	1,000,000	674,489
			36,934,529
	Packaging & Containers 0.8%
	AEP Industries, Inc. 8.25%, due 4/15/19	7,125,000	7,231,875
	Novelis, Inc.
	8.375%, due 12/15/17	7,990,000	8,125,830
	8.75%, due 12/15/20	6,225,000	6,282,893
			21,640,598
	Pharmaceuticals 3.3%
	Alphabet Holding Co., Inc. 7.75% (7.75% Cash or 8.50% PIK), due 11/1/17 (a)	16,820,000	16,946,150
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	8,005,000	7,964,975
	Endo Finance LLC 5.75%, due 1/15/22 (d)	2,150,000	2,037,125
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (d)	4,385,000	4,127,381
	6.00%, due 2/1/25 (d)	4,735,000	4,439,063
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	10,925,000	11,225,437
	NBTY, Inc. 9.00%, due 10/1/18	7,350,000	7,524,562
	Quintiles Transnational Corp. 4.875%, due 5/15/23 (d)	4,870,000	4,996,133
¤	Valeant Pharmaceuticals International, Inc.
	5.875%, due 5/15/23 (d)	2,000,000	1,567,500
	6.375%, due 10/15/20 (d)	13,830,000	11,478,900
	6.75%, due 8/15/18 (d)	5,805,000	5,268,038
	7.00%, due 10/1/20 (d)	1,975,000	1,659,000
	7.25%, due 7/15/22 (d)	2,405,000	1,924,000
	7.50%, due 7/15/21 (d)	8,865,000	7,385,609
			88,543,873
	Pipelines 2.8%
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	467,323
	9.625%, due 11/1/21	5,950,000	7,665,718
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	3,573,000	3,672,501
	EnLink Midstream Partners, L.P. 4.15%, due 6/1/25	2,246,000	1,742,802
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	11,430,000	10,572,750
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	5,950,000	6,173,125
	MPLX, L.P.
	4.875%, due 12/1/24 (d)	5,255,000	4,851,610
	4.875%, due 6/1/25 (d)	9,383,000	8,555,710
	5.50%, due 2/15/23 (d)	5,100,000	4,937,050
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,182,335
	NuStar Logistics, L.P. 6.75%, due 2/1/21	4,115,000	3,847,525
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18	6,012,000	5,996,970
	6.625%, due 10/1/20 (d)	14,890,000	14,703,875
	Williams Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	2,320,000	2,154,280
			77,523,574
	Real Estate 1.7%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.375% PIK), due 7/1/19 (a)(d)	9,667,623	8,410,832
	CBRE Services, Inc.
	5.00%, due 3/15/23	10,860,000	11,106,750
	5.25%, due 3/15/25	2,895,000	2,984,901
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (d)	2,410,000	2,385,900
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (d)	1,805,000	1,795,975
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	9,093,000	8,956,605
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	10,480,000	10,296,600
			45,937,563
	Real Estate Investment Trusts 2.8%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	32,810,000	35,393,787
	Equinix, Inc.
	5.375%, due 1/1/22	4,715,000	4,909,494
	5.375%, due 4/1/23	9,830,000	10,174,050
	5.75%, due 1/1/25	5,290,000	5,554,500
	5.875%, due 1/15/26	4,650,000	4,903,425
	GEO Group, Inc. (The) 6.625%, due 2/15/21	6,394,000	6,617,790
	Host Hotels & Resorts, L.P. 5.25%, due 3/15/22	3,380,000	3,652,063
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,370,000	2,322,600
	5.50%, due 2/1/21	2,350,000	2,361,750
			75,889,459
	Retail 5.6%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	4,185,000	4,289,625
	7.00%, due 5/20/22	4,315,000	4,422,875
	Asbury Automotive Group, Inc.
	6.00%, due 12/15/24	7,715,000	7,792,150
	6.00%, due 12/15/24 (d)	3,060,000	3,090,600
	AutoNation, Inc. 6.75%, due 4/15/18	3,926,000	4,214,149
	BMC Stock Holdings, Inc. 9.00%, due 9/15/18 (d)	7,220,000	7,535,875
	Cash America International, Inc. 5.75%, due 5/15/18	4,795,000	4,747,050
	Dollar Tree, Inc. 5.75%, due 3/1/23 (d)	9,000,000	9,540,000
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (d)	11,090,000	9,592,850
	First Cash Financial Services, Inc. 6.75%, due 4/1/21	4,175,000	4,018,438
	GameStop Corp.
	5.50%, due 10/1/19 (d)	5,795,000	5,563,200
	6.75%, due 3/15/21 (d)	1,040,000	1,006,200
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	6,235,000	6,172,650
	5.25%, due 12/15/23 (d)	2,740,000	2,705,750
	Guitar Center, Inc. 6.50%, due 4/15/19 (d)	5,910,000	5,319,000
	L Brands, Inc.
	5.625%, due 2/15/22	1,865,000	2,031,768
	6.625%, due 4/1/21	3,610,000	4,060,889
	6.875%, due 11/1/35	2,610,000	2,832,372
	8.50%, due 6/15/19	1,555,000	1,819,506
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22	27,385,000	23,208,787
	Outerwall, Inc.
	5.875%, due 6/15/21	8,230,000	6,090,200
	6.00%, due 3/15/19	2,865,000	2,435,250
	Penske Automotive Group, Inc.
	5.375%, due 12/1/24	3,600,000	3,573,000
	5.75%, due 10/1/22	6,670,000	6,803,400
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	9,865,000	10,259,600
	Sonic Automotive, Inc. 7.00%, due 7/15/22	2,800,000	2,954,000
	Yum! Brands, Inc.
	3.75%, due 11/1/21	3,545,000	3,367,750
	3.875%, due 11/1/20	1,250,000	1,225,000
	5.30%, due 9/15/19	1,500,000	1,578,750
			152,250,684
	Semiconductors 0.4%
	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	2,275,000	1,859,813
	5.50%, due 2/1/25	8,740,000	7,084,862
	Qorvo, Inc. 7.00%, due 12/1/25 (d)	2,185,000	2,272,400
			11,217,075
	Software 1.2%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	12,995,000	13,336,119
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (d)	1,985,000	2,086,731
	6.125%, due 9/15/23 (d)	2,372,000	2,543,970
	Emdeon, Inc. 6.00%, due 2/15/21 (d)	4,733,000	4,614,675
	First Data Corp.
	5.75%, due 1/15/24 (d)	1,500,000	1,499,850
	7.00%, due 12/1/23 (d)	1,000,000	1,010,000
	MSCI, Inc.
	5.25%, due 11/15/24 (d)	2,552,000	2,634,940
	5.75%, due 8/15/25 (d)	4,195,000	4,415,238
			32,141,523
	Storage & Warehousing 0.4%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (d)	13,925,000	10,722,250

	Telecommunications 6.4%
	CenturyLink, Inc. 5.625%, due 4/1/25	5,855,000	5,240,225
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	11,900,000	11,513,250
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	9,565,000	8,704,150
	Frontier Communications Corp.
	6.25%, due 9/15/21	6,180,000	5,712,730
	8.875%, due 9/15/20 (d)	4,255,000	4,419,881
	10.50%, due 9/15/22 (d)	9,350,000	9,583,750
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,239,000	4,668,199
	7.625%, due 6/15/21	8,915,000	9,940,225
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,600,000	1,566,500
	7.25%, due 4/1/19	20,060,000	14,794,250
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (d)	3,600,000	3,762,000
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	12,085,000	12,085,000
	9.00%, due 11/15/18 (d)	3,440,000	3,603,400
	9.25%, due 4/15/22	1,750,000	1,627,500
	Sprint Corp.
	7.125%, due 6/15/24	7,405,000	5,498,213
	7.875%, due 9/15/23	1,000,000	764,790
¤	T-Mobile USA, Inc.
	6.00%, due 4/15/24	9,530,000	9,649,125
	6.125%, due 1/15/22	7,214,000	7,448,455
	6.25%, due 4/1/21	7,960,000	8,356,408
	6.375%, due 3/1/25	8,670,000	8,875,912
	6.464%, due 4/28/19	4,595,000	4,686,900
	6.50%, due 1/15/24	7,505,000	7,805,200
	6.50%, due 1/15/26	6,415,000	6,663,581
	6.625%, due 4/1/23	6,775,000	7,130,688
	6.731%, due 4/28/22	8,885,000	9,283,048
			173,383,380
	Transportation 0.9%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	15,695,000	15,695,000
	9.75%, due 5/1/20 (d)	13,745,000	9,896,400
			25,591,400
	Trucking & Leasing 0.2%
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	3,910,000	4,183,700

	Total Corporate Bonds (Cost $2,670,468,942)		2,521,684,925

	Loan Assignments 0.6% (h)
	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	2,303,073	2,268,527
	New 2nd Lien Term Loan 12.50%, due 10/2/19	6,096,507	5,974,577
			8,243,104
	Pharmaceuticals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	4,160,888	4,088,072

	Telecommunications 0.1%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	2,000,000	1,863,750

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.75%, due 11/12/20	4,000,000	3,560,000
	Total Loan Assignments (Cost $18,140,953)		17,754,926
	Total Long-Term Bonds (Cost $2,736,757,311)		2,579,569,834

		Shares
	Common Stocks 0.3%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies, Inc. (b)(c)(d)(e)	447,050	1,251,740

	Commercial Services 0.1%
	Avis Budget Group, Inc. (i)	50,000	1,368,000

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (b)(c)(e)(i)	19,474	720,538

	Entertainment 0.0%‡
	Affinity Gaming LLC (b)(e)(i)	75,000	956,250

	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(e)(i)	725	315,049

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(e)(i)	230,859	3,042,721

	Total Common Stocks (Cost $20,832,808)		7,654,298
	Preferred Stock 0.1%
	Banks 0.1%
	GMAC Capital Trust I 6.402%	124,200	3,044,142

	Total Preferred Stock (Cost $3,028,995)		3,044,142

	Principal Amount
Short-Term Investment 3.4%
Repurchase Agreement 3.4%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $92,482,469 (Collaterized by United States Treasury securities with rates between 1.00% and 1.50% and maturity dates between 9/30/19 and 10/31/19, with a Principal Amount of $92,295,000 and a Market Value of $94,335,656)	$92,482,391	92,482,391
Total Short-Term Investment (Cost $92,482,391)		92,482,391
Total Investments (Cost $2,853,101,505) (j)	98.4%	2,682,750,665
Other Assets, Less Liabilities	1.6	43,028,301
Net Assets	100.0%	$2,725,778,966

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Illiquid security - As of March 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $53,264,922, which represented 2.0% of the Portfolio's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, the total market value of these securities was $52,308,672, which represented 1.9% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Issue in default.
(g)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2016.
(i)	Non-income producing security.
(j)	As of March 31, 2016, cost was $2,853,424,308 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$56,116,217
Gross unrealized depreciation	(226,789,860)
Net unrealized depreciation	$(170,673,643)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$22,754,082	$17,375,901	$40,129,983
Corporate Bonds (c)	—	2,492,082,202	29,602,723	2,521,684,925
Loan Assignments (d)	—	11,780,349	5,974,577	17,754,926
Total Long-Term Bonds	—	2,526,616,633	52,953,201	2,579,569,834
Common Stocks (e)	1,368,000	956,250	5,330,048	7,654,298
Preferred Stock	3,044,142	—	—	3,044,142
Short-Term Investment
Repurchase Agreement	—	92,482,391	—	92,482,391
Total Investments in Securities	$4,412,142	$2,620,055,274	$58,283,249	$2,682,750,665

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $16,160,339 and $1,215,562 are held in Auto Parts & Equipment and Electric, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $17,386,323, $10,375,000 and $1,841,400 are held in Auto Parts & Equipment, Entertainment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $5,974,577 is held in Lodging within the Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $1,251,740, $720,538, $315,049 and $3,042,721 are held in Auto Parts & Equipment, Electric, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, a security with a market value of $5,771,362 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant observable inputs.

As of March 31, 2016, a security with a market value of $3,660,000 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$16,622,063	$55,098	$-	$(516,822)	$-	$-	$-	$-	$16,160,339	$(516,822)
Electric	1,215,562	-	-	-	-	-	-	-	1,215,562	-
Corporate Bonds
Auto Parts & Equipment	17,386,323	60,149	-	(60,149)	-	-	-	-	17,386,323	(60,149)
Entertainment	10,375,000	-	-	-	-	-	-	-	10,375,000	-
Oil & Gas	1,568,600	-	-	272,800	-	-	-	-	1,841,400	272,800
Loan Assignments
Lodging	-	5,747	-	197,468	-	-	5,771,362	-	5,974,577	197,468
Transportation	3,660,000	-	-	-	-	-	-	(3,660,000)	-	-
Common Stocks
Auto Parts & Equipment	1,788,200	-	-	(536,460)	-	-	-	-	1,251,740	(536,460)
Electric	720,538	-	-	-	-	-	-	-	720,538	-
Media	315,049	-	-	-	-	-	-	-	315,049	-
Metal, Fabricate & Hardware	2,807,245	-	-	235,476	-	-	-	-	3,042,721	235,476
Total	$56,458,580	$120,994	$-	$(407,687)	$-	$-	$5,771,362	$(3,660,000)	$58,283,249	$(407,687)

As of March 31, 2016, the Portfolio held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	3/31/16 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	10/24/12	75,000	$843,750	$956,250	0.0	%‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond 6.775%, due 3/15/19	11/26/14	$6,820,000	—	1,841,400	0.1
Exide Technologies, Inc.
Common Stock	4/30/15	447,050	16,582,658	1,251,740	0.1
Exide Technologies, Inc. (Escrow Claim Shares)
Corporate Bond 8.625%, due 2/1/18	8/28/15	$20,190,000	—	20,190	0.0	‡
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	725	1,099	315,049	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	230,859	1,955,376	3,042,721	0.1
Sterling Entertainment Enterprises LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000	10,375,000	0.4
Upstate New York Power Producers, Inc.
Common Stock	6/29/12	19,474	331,050	720,538	0.0	‡
Upstate New York Power Producers, Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	12/15/13-6/15/15	$1,215,562	1,215,682	1,215,562	0.0	‡
Total			$30,929,615	$19,738,450	0.7%

‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.0% †
	Aerospace & Defense 3.8%
	Boeing Co. (The)	344,605	$43,744,159

	Airlines 2.4%
	Delta Air Lines, Inc.	579,860	28,227,585

	Auto Components 3.8%
	Johnson Controls, Inc.	1,124,620	43,826,442

	Banks 3.8%
	Citigroup, Inc.	1,052,995	43,962,541

	Capital Markets 6.8%
	Goldman Sachs Group, Inc. (The)	238,340	37,414,613
	Northern Trust Corp.	641,950	41,835,882
			79,250,495
	Chemicals 4.5%
¤	Monsanto Co.	506,330	44,425,394
	Mosaic Co. (The)	307,700	8,307,900
			52,733,294
	Consumer Finance 7.6%
¤	Ally Financial, Inc. (a)	2,416,030	45,228,082
	American Express Co.	710,350	43,615,490
			88,843,572
	Diversified Financial Services 3.9%
¤	Intercontinental Exchange, Inc.	193,430	45,483,130

	Energy Equipment & Services 1.2%
	Halliburton Co.	402,470	14,376,228

	Health Care Equipment & Supplies 3.8%
¤	Medtronic PLC	591,796	44,384,700

	Health Care Providers & Services 4.0%
¤	McKesson Corp.	297,100	46,718,975

	Household Durables 6.0%
	Newell Rubbermaid, Inc.	588,060	26,045,177
¤	Whirlpool Corp.	245,885	44,342,901
			70,388,078
	Machinery 3.2%
	Pentair PLC	687,100	37,282,046

	Media 9.5%
¤	Comcast Corp. Class A	724,180	44,232,914
	DISH Network Corp. Class A (a)	358,210	16,570,795
	Grupo Televisa S.A.B., Sponsored ADR	919,630	25,253,040
	Liberty Media Corp. Class C (a)	632,860	24,105,637
			110,162,386
	Oil, Gas & Consumable Fuels 3.2%
	Chevron Corp.	395,270	37,708,758

	Pharmaceuticals 12.8%
¤	Allergan PLC (a)	208,520	55,889,616
	Mallinckrodt PLC (a)	387,350	23,736,808
	Novartis A.G., Sponsored ADR	584,100	42,312,204
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	516,200	27,621,862
			149,560,490
	Real Estate Investment Trusts 3.6%
	American Tower Corp.	409,630	41,933,823

	Semiconductors & Semiconductor Equipment 3.7%
	Intel Corp.	1,346,340	43,554,099

	Software 5.1%
¤	Oracle Corp.	1,456,800	59,597,688

	Technology Hardware, Storage & Peripherals 5.3%
¤	Apple, Inc.	560,890	61,131,401

	Total Common Stocks (Cost $1,181,652,477)		1,142,869,890

		Principal Amount
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $21,897,317 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 11/30/18, with a Principal Amount of $22,035,000 and a Market Value of $22,337,981)	$21,897,299	21,897,299
	Total Short-Term Investment (Cost $21,897,299)		21,897,299
	Total Investments (Cost $1,203,549,776) (b)	99.9%	1,164,767,189
	Other Assets, Less Liabilities	0.1	1,333,542
	Net Assets	100.0%	$1,166,100,731

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $1,202,561,790 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$31,156,961
Gross unrealized depreciation	(68,951,562)
Net unrealized depreciation	$(37,794,601)

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,142,869,890	$—	$—	$1,142,869,890
Short-Term Investment
Repurchase Agreement	—	21,897,299	—	21,897,299
Total Investments in Securities	$1,142,869,890	$21,897,299	$—	$1,164,767,189

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 44.8%†
	Asset-Backed Securities 0.5%
	Home Equity 0.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.496%, due 10/25/36 (a)		$195,692	$185,019
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.506%, due 5/25/37 (a)		232,891	157,920
	GSAA Home Equity Trust Series 2006-14, Class A1 0.486%, due 9/25/36 (a)		2,277,273	1,103,478
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.536%, due 4/25/37 (a)		2,615	1,675
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.536%, due 3/25/47 (a)		215,937	122,758
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.486%, due 11/25/36 (a)		283,122	118,040
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.546%, due 1/25/37 (a)		445,944	301,044
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.546%, due 9/25/37 (a)		341,365	140,040
				2,129,974
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.949%, due 5/25/29 (a)		244,539	235,404

	Total Asset-Backed Securities (Cost $2,979,585)			2,365,378

	Convertible Bond 0.0%‡
	Transportation 0.0%‡
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		340,000	205,063

	Total Convertible Bond (Cost $372,181)			205,063

	Corporate Bonds 40.2%
	Aerospace & Defense 0.6%
	KLX, Inc. 5.875%, due 12/1/22 (b)		1,355,000	1,348,225
	TransDigm, Inc. 7.50%, due 7/15/21		725,000	759,437
	Triumph Group, Inc. 4.875%, due 4/1/21		1,450,000	1,315,730
				3,423,392
	Agriculture 0.0%‡
	Reynolds American, Inc. 8.125%, due 6/23/19		165,000	197,152

	Airlines 1.0%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		1,400,000	1,372,000
	Continental Airlines, Inc.
	Series 2009-2, Class A, Pass Through Trust 7.25%, due 5/10/21		324,234	365,574
	Series 2003-ERJ1 7.875%, due 1/2/20		405,457	421,676
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		1,155,787	1,294,482
	U.S. Airways Group, Inc.
	Series 2012-1, Class A, Pass Through Trust 5.90%, due 4/1/26		896,926	1,002,314
	Series 2010-1, Class A, Pass Through Trust 6.25%, due 10/22/24		532,114	585,325
	United Airlines, Inc. Series 2014-2, Class B, Pass Through Trust 4.625%, due 3/3/24		475,473	470,718
				5,512,089
	Auto Manufacturers 0.7%
	Ford Motor Co.
	6.625%, due 10/1/28		500,000	606,933
	7.45%, due 7/16/31		455,000	592,793
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	171,921
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		1,500,000	1,472,805
	Navistar International Corp. 8.25%, due 11/1/21		1,175,000	857,750
				3,702,202
	Auto Parts & Equipment 1.0%
	Dana Holding Corp. 5.375%, due 9/15/21		1,385,000	1,378,075
	Goodyear Tire & Rubber Co. (The) 6.50%, due 3/1/21		300,000	315,750
	MPG Holdco I, Inc. 7.375%, due 10/15/22		1,250,000	1,237,500
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (b)		1,245,000	1,251,225
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (Germany) (b)		1,150,000	1,144,250
				5,326,800
	Banks 4.4%
	Bank of America Corp.
	4.875%, due 4/1/44		170,000	185,243
	5.00%, due 1/21/44		525,000	579,417
	5.875%, due 2/7/42		180,000	218,142
	6.11%, due 1/29/37		1,105,000	1,270,613
	6.30%, due 12/29/49 (a)		145,000	149,350
	7.625%, due 6/1/19		680,000	791,368
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	944,604
	Capital One Financial Corp. 5.55%, due 12/29/49 (a)		$1,695,000	1,695,000
	CIT Group, Inc.
	3.875%, due 2/19/19		890,000	887,775
	4.25%, due 8/15/17		105,000	106,849
	5.25%, due 3/15/18		95,000	98,278
	6.625%, due 4/1/18 (b)		400,000	420,500
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	109,274
	4.65%, due 7/30/45		615,000	644,049
	6.30%, due 12/29/49 (a)		1,255,000	1,205,406
	6.625%, due 6/15/32		190,000	221,900
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,130,000	1,168,092
	Discover Bank 8.70%, due 11/18/19		795,000	926,009
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23		1,330,000	1,371,795
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,315,774
	JPMorgan Chase & Co. 6.125%, due 12/29/49 (a)		1,345,000	1,376,944
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	900,000	1,290,417
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (Japan) (b)		$1,000,000	1,030,877
	Morgan Stanley
	4.875%, due 11/1/22		495,000	536,305
	5.00%, due 11/24/25		1,150,000	1,244,551
	5.45%, due 7/29/49 (a)		1,275,000	1,204,875
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24 (United Kingdom)		585,000	562,413
	6.125%, due 12/15/22 (United Kingdom)		550,000	583,421
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		885,000	896,893
	Wells Fargo Capital X 5.95%, due 12/1/86		45,000	45,801
				23,081,935
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		1,400,000	1,472,258
	Constellation Brands, Inc. 4.25%, due 5/1/23		760,000	777,100
				2,249,358
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,311,543
	Celgene Corp. 3.625%, due 5/15/24		1,400,000	1,447,046
				2,758,589
	Building Materials 0.7%
	Masco Corp. 4.375%, due 4/1/26		575,000	585,413
	USG Corp.
	6.30%, due 11/15/16		2,265,000	2,321,625
	9.75%, due 1/15/18		545,000	609,583
				3,516,621
	Chemicals 0.6%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		710,000	773,422
	8.55%, due 5/15/19		45,000	53,528
	Hexion, Inc. 6.625%, due 4/15/20		390,000	323,700
	Huntsman International LLC 4.875%, due 11/15/20		1,180,000	1,168,200
	WR Grace & Co. 5.125%, due 10/1/21 (b)		765,000	795,600
				3,114,450
	Commercial Services 0.9%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		1,380,000	1,338,600
	Hertz Corp. (The)
	5.875%, due 10/15/20		277,000	280,213
	7.375%, due 1/15/21		545,000	555,900
	Service Corporation International 5.375%, due 1/15/22		1,005,000	1,050,225
	United Rentals North America, Inc.
	4.625%, due 7/15/23		715,000	710,531
	6.125%, due 6/15/23		605,000	624,663
				4,560,132
	Computers 0.2%
	NCR Corp. 5.00%, due 7/15/22		1,325,000	1,311,750

	Diversified Financial Services 0.1%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	85,663
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		425,000	425,470
				511,133
	Electric 0.8%
	Calpine Corp. 5.75%, due 1/15/25		1,185,000	1,137,600
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		1,490,000	1,552,996
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (c)		500,000	559,258
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	391,952
¤	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		681,520	552,031
				4,193,837
	Entertainment 0.5%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		880,000	902,000
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		1,300,000	1,425,125
	Scientific Games International, Inc. 7.00%, due 1/1/22 (b)		110,000	112,200
				2,439,325
	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 8.00%, due 11/1/31		1,045,000	1,191,300

	Finance - Consumer Loans 0.9%
	Navient Corp. 8.00%, due 3/25/20		750,000	746,250
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (b)		1,190,000	1,184,050
	Springleaf Finance Corp.
	6.00%, due 6/1/20		345,000	331,200
	7.75%, due 10/1/21		800,000	784,880
	Synchrony Financial 4.50%, due 7/23/25		1,400,000	1,440,020
				4,486,400
	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		320,000	321,169
	6.45%, due 6/8/27		435,000	458,480
				779,649
	Finance - Leasing Companies 0.3%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Netherlands)		1,200,000	1,230,000
	International Lease Finance Corp. 5.875%, due 4/1/19		460,000	485,875
				1,715,875
	Food 1.6%
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (b)		1,290,000	1,277,011
	Kraft Heinz Foods Co.
	4.875%, due 2/15/25 (b)		831,000	915,479
	5.00%, due 6/4/42		585,000	636,798
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		955,000	958,581
	Smithfield Foods, Inc. 6.625%, due 8/15/22		190,000	201,875
	Sysco Corp. 3.30%, due 7/15/26		865,000	877,374
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,929,565
	Whole Foods Market, Inc. 5.20%, due 12/3/25 (b)		1,480,000	1,550,904
				8,347,587
	Food Services 0.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		1,250,000	1,289,063

	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		1,110,000	1,021,200

	Health Care - Products 0.7%
	Alere, Inc.
	6.50%, due 6/15/20		500,000	509,500
	7.25%, due 7/1/18		825,000	860,062
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		450,000	369,000
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (b)		500,000	468,500
	5.75%, due 8/1/22 (b)		450,000	414,563
	Stryker Corp. 2.625%, due 3/15/21		1,075,000	1,096,209
				3,717,834
	Health Care - Services 1.4%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		1,425,000	1,442,812
	Cigna Corp. 4.375%, due 12/15/20		135,000	145,545
	DaVita HealthCare Partners, Inc. 5.00%, due 5/1/25		870,000	861,300
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (Germany) (b)		1,155,000	1,268,768
	HCA, Inc. 5.00%, due 3/15/24		1,675,000	1,713,734
	Tenet Healthcare Corp.
	4.134%, due 6/15/20 (a)(b)		700,000	694,750
	6.00%, due 10/1/20		975,000	1,038,375
				7,165,284
	Home Builders 1.9%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		410,000	362,850
	7.25%, due 2/1/23		500,000	390,000
	CalAtlantic Group, Inc. 8.375%, due 5/15/18		800,000	890,000
	K. Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (b)		2,225,000	1,835,625
	KB Home 7.50%, due 9/15/22		590,000	592,950
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,135,750
	4.50%, due 11/15/19		200,000	208,000
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,113,750
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		1,255,000	1,237,744
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		670,000	715,225
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		1,430,000	1,421,062
				9,902,956
	Household Products & Wares 0.1%
	Spectrum Brands, Inc. 5.75%, due 7/15/25		430,000	456,875

	Housewares 0.4%
	Newell Rubbermaid, Inc. 3.85%, due 4/1/23		2,000,000	2,074,222

	Insurance 3.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		1,725,000	1,871,625
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		1,280,000	1,290,968
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		730,000	635,100
	CNA Financial Corp. 4.50%, due 3/1/26		1,260,000	1,277,288
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		870,000	645,975
	6.15%, due 11/15/66 (a)		565,000	179,388
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		1,725,000	2,001,005
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (b)		145,000	149,444
	6.50%, due 3/15/35 (b)		130,000	151,719
	7.80%, due 3/7/87 (b)		1,195,000	1,302,550
	Markel Corp. 5.00%, due 4/5/46		870,000	875,275
	Oil Insurance, Ltd. 3.611%, due 12/29/49 (a)(b)		580,000	522,000
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,000,000	1,269,036
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		1,450,000	1,382,938
	Protective Life Corp. 8.45%, due 10/15/39		725,000	974,433
	Provident Cos., Inc. 7.25%, due 3/15/28		925,000	1,106,329
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		795,000	809,708
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (Switzerland) (a)(b)		600,000	598,898
	Validus Holdings, Ltd. 8.875%, due 1/26/40		740,000	981,296
	Voya Financial, Inc. 5.50%, due 7/15/22		840,000	939,595
	XLIT, Ltd.
	4.45%, due 3/31/25 (Ireland)		985,000	975,351
	6.50%, due 10/29/49 (Ireland) (a)		945,000	654,413
				20,594,334
	Internet 0.3%
	eBay, Inc. 3.80%, due 3/9/22		1,380,000	1,420,678

	Iron & Steel 0.5%
	AK Steel Corp. 8.75%, due 12/1/18		800,000	768,000
	ArcelorMittal 8.00%, due 10/15/39 (Luxembourg)		1,000,000	870,000
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		465,000	134,850
	5.95%, due 1/15/18		275,000	132,000
	United States Steel Corp. 7.375%, due 4/1/20		650,000	507,000
				2,411,850
	Lodging 0.9%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (b)		550,000	570,625
	MGM Resorts International 6.75%, due 10/1/20		1,600,000	1,731,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		865,000	944,272
	7.15%, due 12/1/19		125,000	144,744
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (b)		1,445,000	1,361,913
				4,752,754
	Machinery - Construction & Mining 0.2%
	Terex Corp.
	6.00%, due 5/15/21		150,000	145,125
	6.50%, due 4/1/20		1,050,000	1,013,250
				1,158,375
	Machinery - Diversified 0.5%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		1,445,000	1,439,581
	Zebra Technologies Corp. 7.25%, due 10/15/22		1,290,000	1,399,650
				2,839,231
	Media 1.4%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		690,000	718,462
	CCO Safari II LLC 4.464%, due 7/23/22 (b)		1,335,000	1,395,433
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		1,275,000	1,268,625
	DISH DBS Corp. 5.875%, due 7/15/22		725,000	686,938
	iHeartCommunications, Inc. 9.00%, due 3/1/21		1,080,000	751,950
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	453,906
	Time Warner, Inc.
	3.60%, due 7/15/25		1,000,000	1,026,448
	7.70%, due 5/1/32		115,000	147,643
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (b)		765,000	774,562
				7,223,967
	Mining 0.2%
	Aleris International, Inc. 7.875%, due 11/1/20		710,000	599,950
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19 (United Kingdom)		575,000	680,421
				1,280,371
	Miscellaneous - Manufacturing 0.7%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,390,000	1,379,575
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		1,305,000	1,115,775
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		1,295,000	932,400
				3,427,750
	Oil & Gas 1.1%
	CHC Helicopter S.A. 9.25%, due 10/15/20 (Canada)		1,039,500	439,189
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		850,000	820,250
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,093,457
	Denbury Resources, Inc. 6.375%, due 8/15/21		1,155,000	542,850
	Precision Drilling Corp.
	6.50%, due 12/15/21 (Canada)		570,000	433,200
	6.625%, due 11/15/20 (Canada)		295,000	236,000
	SM Energy Co. 5.00%, due 1/15/24		875,000	605,666
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		675,000	673,313
	6.375%, due 4/1/23 (b)		775,000	775,480
				5,619,405
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.75%, due 2/15/19		730,000	232,688
	PHI, Inc. 5.25%, due 3/15/19		900,000	796,500
				1,029,188
	Packaging & Containers 1.3%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (France) (b)		800,000	842,000
	Ball Corp. 5.00%, due 3/15/22		1,375,000	1,436,875
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	900,000	1,088,117
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		$555,000	567,532
	Rexam PLC 6.75%, due 6/29/67 (United Kingdom) (a)	EUR	525,000	596,757
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20 (New Zealand)		$850,000	872,312
	9.875%, due 8/15/19 (New Zealand)		455,000	471,209
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		750,000	786,563
				6,661,365
	Pharmaceuticals 0.4%
	Actavis Funding SCS 3.45%, due 3/15/22		1,530,000	1,588,380
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (b)		615,000	576,563
				2,164,943
	Pipelines 1.0%
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (b)		1,025,000	758,500
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		1,225,000	1,228,162
	MPLX, L.P. 5.50%, due 2/15/23 (b)		925,000	895,445
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		975,000	728,237
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	856,426
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.25%, due 11/15/23		965,000	846,787
				5,313,557
	Private Equity 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		145,000	137,605
	6.00%, due 8/1/20		945,000	919,013
				1,056,618
	Real Estate Investment Trusts 0.8%
	Corrections Corporation of America 5.00%, due 10/15/22		775,000	807,937
	Crown Castle International Corp. 3.40%, due 2/15/21		920,000	933,710
	GEO Group, Inc. (The) 5.875%, due 10/15/24		920,000	928,050
¤	Iron Mountain, Inc. 5.75%, due 8/15/24		1,400,000	1,435,000
				4,104,697
	Retail 2.2%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		525,000	538,125
	7.00%, due 5/20/22		610,000	625,250
	Brinker International, Inc. 2.60%, due 5/15/18		835,000	840,768
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(d)		44,329	48,854
	Dollar General Corp. 3.25%, due 4/15/23		1,420,000	1,433,156
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		1,335,000	1,415,100
	L Brands, Inc. 5.625%, due 2/15/22		800,000	871,536
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		775,000	796,902
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	1,028,828
	QVC, Inc. 4.85%, due 4/1/24		1,125,000	1,118,339
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		1,080,000	1,042,200
	5.75%, due 3/1/25		90,000	85,950
	Tiffany & Co. 3.80%, due 10/1/24		2,000,000	2,030,974
				11,875,982
	Semiconductors 1.0%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		190,000	196,650
	6.00%, due 1/15/22 (b)		1,040,000	1,102,400
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (b)		1,500,000	1,539,375
	Qorvo, Inc. 7.00%, due 12/1/25 (b)		1,360,000	1,414,400
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		1,135,000	1,143,512
				5,396,337
	Software 0.5%
	First Data Corp.
	5.00%, due 1/15/24 (b)		1,205,000	1,206,506
	5.375%, due 8/15/23 (b)		200,000	205,000
	MSCI, Inc. 5.75%, due 8/15/25 (b)		1,315,000	1,384,038
				2,795,544
	Telecommunications 2.1%
	AT&T, Inc. 3.60%, due 2/17/23		1,400,000	1,454,426
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (b)		475,000	479,453
	CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	992,387
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		405,000	446,006
	7.625%, due 6/15/21		575,000	641,125
	Inmarsat Finance PLC 4.875%, due 5/15/22 (United Kingdom) (b)		1,170,000	1,101,994
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,100,000	804,375
	Sprint Corp. 7.25%, due 9/15/21		400,000	305,500
	T-Mobile USA, Inc. 6.125%, due 1/15/22		1,600,000	1,652,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38 (Italy)		135,000	141,495
	Telefonica Emisiones SAU
	4.57%, due 4/27/23 (Spain)		1,139,000	1,244,396
	5.462%, due 2/16/21 (Spain)		175,000	198,810
¤	Verizon Communications, Inc.
	4.862%, due 8/21/46		500,000	527,261
	5.15%, due 9/15/23		1,055,000	1,217,695
				11,206,923
	Transportation 0.4%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (Germany) (b)		150,000	151,875
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		775,000	465,000
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		1,445,000	1,403,456
				2,020,331
	Total Corporate Bonds (Cost $216,295,587)			212,401,210

	Loan Assignments 3.7% (e)
	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		581,471	580,745

	Commercial Services 0.1%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		726,027	666,735

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		1,075,250	1,040,304

	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		1,063,800	976,036

	Health Care - Services 0.5%
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		1,826,816	1,807,634
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.00%, due 12/31/23		600,000	590,250
				2,397,884
	Household Products & Wares 0.9%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22 (Canada)		3,482,500	3,325,788
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		1,471,713	1,471,713
				4,797,501
	Iron & Steel 0.2%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		1,301,471	1,259,173

	Machinery - Construction & Mining 0.2%
	Terex Corp. 2015 USD Term Loan TBD, due 12/7/22		1,000,000	977,500

	Media 0.2%
	iHeartCommunications, Inc. Term Loan D 7.183%, due 1/30/19		1,136,165	775,906
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23 (United Kingdom)		504,991	500,257
				1,276,163
	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20		597,147	560,252

	Semiconductors 0.3%
	Avago Technologies Cayman, Ltd. 2016 USD Term Loan B1 4.25%, due 2/1/23 (Singapore)		1,425,000	1,416,886

	Telecommunications 0.7%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		3,500,000	3,491,250

	Total Loan Assignments (Cost $20,139,625)			19,440,429

	Mortgage-Backed Securities 0.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.79%, due 4/10/49 (f)		290,000	294,426
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.663%, due 12/25/36 (a)(b)		105,461	91,394
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.911%, due 6/11/40 (f)		227,368	232,905
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.345%, due 12/10/49 (f)		127,613	133,548
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		480,000	537,710
	Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 6.114%, due 6/11/49 (f)		165,452	171,580
	TimberStar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (b)		160,000	162,369
				1,623,932
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		56,109	53,337
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.12%, due 2/25/42 (a)(b)(d)(g)		335,657	279,503
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.193%, due 11/25/36 (f)		212,165	182,565
				515,405
	Total Mortgage-Backed Securities (Cost $1,952,438)			2,139,337

	U.S. Government & Federal Agency 0.0%‡
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 4/1/37		48,708	53,924

	Total U.S. Government & Federal Agency (Cost $48,622)			53,924
	Total Long-Term Bonds (Cost $241,788,038)			236,605,341

		Shares
	Common Stocks 43.9%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)	414,610	3,031,010
	Lockheed Martin Corp.	8,675	1,921,512
			4,952,522
	Agriculture 3.6%
	Altria Group, Inc.	58,495	3,665,296
	British American Tobacco PLC (United Kingdom)	55,520	3,261,389
	Imperial Tobacco Group PLC (United Kingdom)	71,925	3,990,565
¤	Philip Morris International, Inc.	43,435	4,261,408
	Reynolds American, Inc.	74,778	3,762,081
			18,940,739
	Auto Manufacturers 0.6%
	Daimler A.G. Registered (Germany)	39,125	2,999,335

	Banks 1.5%
	Commonwealth Bank of Australia (Australia)	27,860	1,599,998
	Svenska Handelsbanken AB Class A (Sweden)	161,860	2,059,574
	Wells Fargo & Co.	38,220	1,848,319
	Westpac Banking Corp. (Australia)	94,941	2,208,784
			7,716,675
	Beverages 0.9%
	Coca-Cola Co. (The)	32,620	1,513,242
	Diageo PLC (United Kingdom)	63,200	1,707,856
	PepsiCo., Inc.	15,230	1,560,770
			4,781,868
	Chemicals 1.5%
	Agrium, Inc. (Canada)	15,430	1,362,315
	BASF S.E. (Germany)	29,930	2,258,002
	Dow Chemical Co. (The)	54,950	2,794,757
	Yara International ASA (Norway)	35,510	1,336,340
			7,751,414
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	17,900	1,605,809
	R.R. Donnelley & Sons Co.	130,220	2,135,608
			3,741,417
	Computers 0.4%
	Seagate Technology PLC	61,565	2,120,914

	Cosmetics & Personal Care 0.8%
	Procter & Gamble Co. (The)	22,610	1,861,029
	Unilever PLC (United Kingdom)	51,295	2,322,523
			4,183,552
	Electric 5.7%
	Ameren Corp.	59,175	2,964,668
	Duke Energy Corp.	51,328	4,141,143
	Entergy Corp.	44,665	3,541,041
¤	PPL Corp.	123,440	4,699,361
	Southern Co. (The)	39,515	2,044,111
	SSE PLC (United Kingdom)	110,195	2,361,351
	TECO Energy, Inc.	63,340	1,743,750
¤	Terna Rete Elettrica Nazionale S.p.A. (Italy)	744,970	4,251,222
¤	WEC Energy Group, Inc.	76,349	4,586,284
			30,332,931
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	32,430	1,763,543

	Engineering & Construction 0.6%
	Vinci S.A. (France)	40,590	3,023,886

	Entertainment 0.3%
	Regal Entertainment Group Class A	87,170	1,842,774

	Environmental Controls 0.3%
	Waste Management, Inc.	29,600	1,746,400

	Finance - Other Services 0.6%
	CME Group, Inc.	19,700	1,892,185
	Singapore Exchange, Ltd. (Singapore)	261,822	1,544,300
			3,436,485
	Food 0.7%
	Nestle S.A. Registered (Switzerland)	18,520	1,383,872
	Orkla ASA (Norway)	240,860	2,181,645
			3,565,517
	Gas 1.2%
	Gas Natural SDG S.A. (Spain)	80,970	1,637,252
¤	National Grid PLC (United Kingdom)	330,970	4,692,709
			6,329,961
	Health Care - Services 0.2%
	Sonic Healthcare, Ltd. (Australia)	88,640	1,276,045

	Household Products & Wares 0.5%
	Kimberly-Clark Corp.	20,310	2,731,898

	Insurance 2.3%
	Allianz S.E. Registered (Germany)	11,440	1,860,862
	Arthur J. Gallagher & Co.	28,370	1,261,898
	AXA S.A. (France)	96,540	2,272,855
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Germany)	20,290	4,126,978
	SCOR S.E. (France)	71,556	2,540,415
			12,063,008
	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.	4,275	1,455,937

	Media 0.6%
	ION Media Networks, Inc. (d)(g)(h)(i)	8	3,476
	Shaw Communications, Inc. Class B (Canada)	80,340	1,552,055
	Vivendi S.A. (France)	70,243	1,477,097
			3,032,628
	Miscellaneous - Manufacturing 0.8%
	Eaton Corp. PLC	28,395	1,776,391
	Siemens A.G. Registered (Germany)	23,300	2,469,692
			4,246,083
	Oil & Gas 2.8%
	Exxon Mobil Corp.	24,390	2,038,760
	Occidental Petroleum Corp.	44,300	3,031,449
	Royal Dutch Shell PLC Class A, Sponsored ADR (Netherlands)	62,690	3,037,330
	Statoil ASA (Norway)	213,170	3,356,744
	Total S.A. (France)	71,710	3,268,848
			14,733,131
	Pharmaceuticals 2.9%
	AbbVie, Inc.	32,825	1,874,964
	AstraZeneca PLC, Sponsored ADR (United Kingdom)	100,770	2,837,683
	GlaxoSmithKline PLC (United Kingdom)	165,640	3,359,153
	Johnson & Johnson	13,985	1,513,177
	Merck & Co., Inc.	31,510	1,667,194
	Pfizer, Inc.	43,890	1,300,900
	Roche Holding A.G. (Switzerland)	6,295	1,549,609
	Sanofi (France)	14,325	1,155,047
			15,257,727
	Pipelines 0.3%
	Enterprise Products Partners, L.P.	56,360	1,387,583

	Real Estate Investment Trusts 2.7%
	Corrections Corporation of America	85,790	2,749,569
¤	Iron Mountain, Inc.	107,950	3,660,584
	Unibail-Rodamco S.E. (France)	11,837	3,256,882
¤	Welltower, Inc.	65,620	4,550,091
			14,217,126
	Retail 0.6%
	McDonald's Corp.	26,100	3,280,248

	Savings & Loans 0.3%
	People's United Financial, Inc.	107,450	1,711,678

	Semiconductors 1.2%
	Microchip Technology, Inc.	37,280	1,796,896
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	83,895	2,198,049
	Texas Instruments, Inc.	37,640	2,161,289
			6,156,234
	Software 0.3%
	Microsoft Corp.	28,895	1,595,871

	Telecommunications 6.9%
¤	AT&T, Inc.	107,115	4,195,694
¤	BCE, Inc. (Canada)	93,985	4,283,328
	CenturyLink, Inc.	74,225	2,372,231
	Cisco Systems, Inc.	63,350	1,803,574
	Deutsche Telekom A.G. Registered (Germany)	99,680	1,789,293
	Rogers Communications, Inc. Class B (Canada)	101,250	4,053,898
	Singapore Telecommunications, Ltd. (Singapore)	587,196	1,664,198
	Swisscom A.G. Registered (Switzerland)	6,490	3,526,624
	Telstra Corp., Ltd. (Australia)	731,140	2,987,228
	TELUS Corp. (Canada)	53,290	1,734,823
¤	Verizon Communications, Inc.	77,992	4,217,807
	Vodafone Group PLC (United Kingdom)	1,262,720	4,011,640
			36,640,338
	Transportation 0.6%
	Deutsche Post A.G. Registered (Germany)	56,990	1,583,610
	United Parcel Service, Inc. Class B	17,300	1,824,631
			3,408,241
	Total Common Stocks (Cost $213,151,031)		232,423,709

	Principal Amount
Short-Term Investment 9.9%
Repurchase Agreement 9.9%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $52,236,627 (Collateralized by United States Treasury Notes with a rate of 1.00% and a maturity date of 9/30/19, with a Principal Amount of $53,355,000 and a Market Value of $53,288,306)	$52,236,583	52,236,583
Total Short-Term Investment (Cost $52,236,583)		52,236,583
Total Investments (Cost $507,175,652) (j)	98.6%	521,265,633
Other Assets, Less Liabilities	1.4	7,631,739
Net Assets	100.0%	$528,897,372

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2016.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, the total market value of these securities was $331,833, which represented 0.1% of the Portfolio's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2016.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2016.
(g)	Illiquid security - As of March 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $282,979, which represented 0.1% of the Portfolio's net assets.
(h)	Non-income producing security.
(i)	Restricted security.
(j)	As of March 31, 2016, cost was $507,577,925 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$36,928,147
Gross unrealized depreciation	(23,240,439)
Net unrealized appreciation	$13,687,708

As of March 31, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	5/10/16	JPMorgan Chase Bank	CAD	7,584,000	$5,428,407	$(411,336)
Euro vs. U.S. Dollar	5/10/16	JPMorgan Chase Bank	EUR	24,537,000	27,917,831	(32,882)
Pound Sterling vs. U.S. Dollar	5/10/16	JPMorgan Chase Bank	GBP	12,044,000	17,399,124	99,110
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(345,108)

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	60	June 2016	$7,269,844	$87,527
Euro Stoxx 50	675	June 2016	22,512,494	(430,311)
Nikkei 225	210	June 2016	15,641,077	41,366
Standard & Poor’s 500 Index Mini	585	June 2016	60,006,375	2,106,199
United States Treasury Bond	94	June 2016	15,457,125	(8,005)
			$120,886,915	$1,796,776

1.	As of March 31, 2016, cash in the amount of $6,662,666 was on deposit with brokers for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,365,378	$—	$2,365,378
Convertible Bond	—	205,063	—	205,063
Corporate Bonds (b)	—	212,352,356	48,854	212,401,210
Loan Assignments (c)	—	18,462,929	977,500	19,440,429
Mortgage-Backed Securities (d)	—	1,859,834	279,503	2,139,337
U.S. Government & Federal Agency	—	53,924	—	53,924
Total Long-Term Bonds	—	235,299,484	1,305,857	236,605,341
Common Stocks (e)	232,420,233	—	3,476	232,423,709
Short-Term Investment
Repurchase Agreement	—	52,236,583	—	52,236,583
Total Investments in Securities	232,420,233	287,536,067	1,309,333	521,265,633
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	99,110	—	99,110
Futures Contracts Long (f)	2,235,092	—	—	2,235,092
Total Other Financial Instruments	2,235,092	99,110	—	2,334,202
Total Investments in Securities and Other Financial Instruments	$234,655,325	$287,635,177	$1,309,333	$523,599,835

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (f)	$—	$(444,218)	$—	$(444,218)
Futures Contracts Long (f)	(438,316)	—	—	(438,316)
Total Other Financial Instruments	$(438,316)	$(444,218)	$—	$(882,534)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $48,854 is held in Retail within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $977,500 is held in Machinery - Construction & Mining within the Loan Assignments section of the Portfolio of Investments.

(d)	The Level 3 security valued at $279,503 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(e)	The Level 3 security valued at $3,476 is held in Media within the Common Stocks section of the Portfolio of Investments.

(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Long-Term Bonds
Corporate Bonds
Retail	$48,740	$(15)	$(15)	$1,016	$-	$(872)	$-	$-	$48,854	$2,795
Loan Assignments
Machinery - Construction & Mining	980,000	-	-	(2,500)	-	-	-	-	977,500	(2,500)
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	285,980	-	-	(6,477)	-	-	-	-	279,503	(6,477)
Common Stocks
Media	3,476	-	-	-	-	-	-	-	3,476	-
Total	$1,318,196	$(15)	$(15)	$(7,961)	$-	$(872)	$-	$-	$1,309,333	$(6,182)

(a)	Sales include principal reductions.

As of March 31, 2016, the Portfolio held the following restricted securities:

Security	Date of Acquisition	Shares	Cost	3/31/16 Value	Percent of Net Assets

ION Media Networks, Inc.
Common Stock	3/11/14	8	$13	$3,476	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP International Equity Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.5% †
	Australia 0.5%
	Gateway Lifestyle (Real Estate Management & Development)	1,359,876	$2,814,516

	Belgium 2.0%
	Ontex Group N.V. (Personal Products)	154,842	5,077,050
	UCB S.A. (Pharmaceuticals)	73,077	5,591,295
			10,668,345
	Brazil 1.2%
	Qualicorp S.A. (Health Care Providers & Services)	1,464,097	6,054,850

	China 5.2%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	61,918	11,818,908
	CT Environmental Group, Ltd. (Water Utilities)	6,742,000	1,972,882
	NetEase, Inc., ADR (Internet Software & Services)	96,071	13,793,874
			27,585,664
	Denmark 3.3%
¤	Novo Nordisk A/S Class B (Pharmaceuticals)	315,156	17,094,512

	Germany 9.5%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	280,268	24,824,492
¤	United Internet A.G. Registered (Internet Software & Services)	379,415	19,041,727
	Wirecard A.G. (IT Services)	161,408	6,116,082
			49,982,301
	India 4.4%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	403,692	6,748,266
	Lupin, Ltd. (Pharmaceuticals)	287,943	6,437,383
	Yes Bank, Ltd. (Banks)	754,333	9,875,899
			23,061,548
	Ireland 4.8%
	Experian PLC (Professional Services)	773,405	13,829,489
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	43,019	6,001,431
	Shire PLC (Pharmaceuticals)	91,257	5,188,974
			25,019,894
	Israel 4.7%
¤	Check Point Software Technologies, Ltd. (Software) (a)	280,886	24,569,098

	Italy 1.8%
	De'Longhi S.p.A. (Household Durables)	139,436	3,173,284
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	110,816	6,399,448
			9,572,732
	Japan 12.5%
	CyberAgent, Inc. (Media)	349,700	16,250,664
¤	Start Today Co., Ltd. (Internet & Catalog Retail)	448,486	18,091,665
	Sysmex Corp. (Health Care Equipment & Supplies)	203,297	12,716,788
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	189,440	18,633,443
			65,692,560
	Jordan 2.9%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	538,000	15,299,501

	Spain 3.0%
	Almirall S.A. (Pharmaceuticals)	275,788	4,635,108
	Applus Services S.A. (Professional Services)	554,276	4,919,543
	Grifols S.A. (Biotechnology)	290,533	6,469,792
			16,024,443
	Sweden 4.0%
	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	413,193	16,083,391
	Svenska Handelsbanken AB Class A (Banks)	390,176	4,964,762
			21,048,153
	Switzerland 6.8%
	DKSH Holding A.G. (Professional Services)	88,132	6,026,394
	Syngenta A.G. Registered (Chemicals)	11,064	4,602,569
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	343,909	21,294,845
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	24,843	3,774,699
			35,698,507
	Thailand 1.3%
	Kasikornbank PCL (Banks)	1,359,838	6,764,402

	United Arab Emirates 1.1%
	Mediclinic International PLC (Health Care Providers & Services)	461,738	5,942,011

	United Kingdom 15.2%
	Abcam PLC (Biotechnology)	590,573	5,004,439
	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	774,107	11,273,759
	HomeServe PLC (Commercial Services & Supplies)	507,692	3,139,816
	Intertek Group PLC (Professional Services)	131,733	5,992,009
	Jardine Lloyd Thompson Group PLC (Insurance)	38,278	464,279
	Johnson Matthey PLC (Chemicals)	273,899	10,794,545
	Prudential PLC (Insurance)	561,559	10,493,068
	SABMiller PLC (Beverages)	208,462	12,742,608
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	355,210	20,202,735
			80,107,258
	United States 13.3%
¤	Accenture PLC Class A (IT Services)	141,308	16,306,943
	ICON PLC (Life Sciences Tools & Services) (a)	192,856	14,483,486
	LivaNova PLC (Health Care Equipment & Supplies) (a)	219,721	11,860,540
¤	Perrigo Co. PLC (Pharmaceuticals)	141,292	18,075,485
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	2,744,700	9,199,301
			69,925,755
	Total Common Stocks (Cost $457,876,607)		512,926,050

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
United States 0.6%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $3,498,686 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 10/31/19, with a Principal Amount of $3,495,000 and a Market Value of $3,573,638) (Capital Markets)	$3,498,683	3,498,683
Total Short-Term Investment (Cost $3,498,683)		3,498,683
Total Investments (Cost $461,375,290) (b)	98.1%	516,424,733
Other Assets, Less Liabilities	1.9	9,782,143
Net Assets	100.0%	$526,206,876

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $464,074,923 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$77,795,304
Gross unrealized depreciation	(25,445,494)
Net unrealized appreciation	$52,349,810

The following abbreviations is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$512,926,050	$—	$—	$512,926,050
Short-Term Investment
Repurchase Agreement	—	3,498,683	—	3,498,683
Total Investments in Securities	$512,926,050	$3,498,683	$—	$516,424,733

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Balanced Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 39.8%†
	Asset-Backed Securities 1.1%
	Automobile 0.3%
	AmeriCredit Automobile Receivables Trust
	Series 2015-2, Class D 3.00%, due 6/8/21	$467,000	$462,649
	Series 2013-4, Class D 3.31%, due 10/8/19	317,000	323,139
	Series 2016-1, Class D 3.59%, due 2/8/22	657,000	659,008
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18	375,000	377,483
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	510,893
	Series 2015-4, Class D 3.53%, due 8/16/21	815,000	816,902
			3,150,074
	Other ABS 0.8%
	Applebee's/IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,092,000	3,079,836
	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.474%, due 3/20/43 (a)	1,508,900	1,507,034
	DB Master Finance LLC Series 2015-1A, Class A2I 3.262%, due 2/20/45 (a)	475,200	467,858
	Domino's Pizza Master Issuer LLC
	Series 2015-1A, Class A2I 3.484%, due 10/25/45 (a)	1,224,930	1,178,373
	Series 2012-1A, Class A2 5.216%, due 1/25/42 (a)	542,287	554,951
	Wendy's Funding LLC Series 2015-1A, Class A2I 3.371%, due 6/15/45 (a)	1,372,105	1,346,941
			8,134,993
	Total Asset-Backed Securities (Cost $11,420,260)		11,285,067

	Corporate Bonds 14.5%
	Aerospace & Defense 0.1%
	Harris Corp. 4.25%, due 10/1/16	868,000	880,263

	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	653,000	674,970

	Auto Manufacturers 0.4%
	Ford Motor Credit Co. LLC 3.984%, due 6/15/16	1,397,000	1,405,856
	General Motors Co.
	3.50%, due 10/2/18	669,000	684,813
	4.875%, due 10/2/23	1,300,000	1,362,257
	General Motors Financial Co., Inc. 3.10%, due 1/15/19	774,000	783,256
			4,236,182
	Auto Parts & Equipment 0.1%
	Schaeffler Finance B.V. 4.25%, due 5/15/21 (a)	295,000	300,163
	ZF North America Capital, Inc.
	4.00%, due 4/29/20 (a)	385,000	389,331
	4.50%, due 4/29/22 (a)	202,000	206,040
	4.75%, due 4/29/25 (a)	385,000	383,075
			1,278,609
	Banks 1.9%
	Bank of America Corp.
	4.45%, due 3/3/26	985,000	1,014,736
	5.75%, due 8/15/16	295,000	299,908
	6.30%, due 12/29/49 (b)	569,000	586,070
	8.00%, due 12/31/49 (b)	555,000	543,206
	CIT Group, Inc.
	4.25%, due 8/15/17	1,921,000	1,954,829
	5.50%, due 2/15/19 (a)	560,000	579,320
	Citizens Financial Group, Inc. 4.30%, due 12/3/25	978,000	1,010,968
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,650,000	1,925,847
	Goldman Sachs Group, Inc. (The)
	3.75%, due 2/25/26	991,000	1,016,344
	5.625%, due 1/15/17	338,000	348,702
	JPMorgan Chase & Co. 4.25%, due 10/1/27	982,000	1,021,408
	Morgan Stanley
	2.45%, due 2/1/19	969,000	983,333
	3.95%, due 4/23/27	726,000	726,767
	4.875%, due 11/1/22	331,000	358,620
	5.55%, due 12/29/49 (b)	941,000	927,591
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	206,000	198,046
	6.00%, due 12/19/23	619,000	626,923
	6.10%, due 6/10/23	1,141,000	1,168,665
	Santander UK PLC 5.00%, due 11/7/23 (a)	2,229,000	2,262,226
	SVB Financial Group 5.375%, due 9/15/20	966,000	1,073,390
	Wells Fargo & Co. 5.875%, due 12/29/49 (b)	329,000	351,306
	Zions Bancorporation 5.80%, due 12/29/49 (b)	229,000	217,550
			19,195,755
	Beverages 0.3%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	538,000	552,842
	3.30%, due 2/1/23	1,432,000	1,488,740
	3.65%, due 2/1/26	901,000	947,503
			2,989,085
	Building Materials 0.4%
	Hanson, Ltd. 6.125%, due 8/15/16	881,000	895,713
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	498,000	501,935
	Masco Corp. 3.50%, due 4/1/21	241,000	242,807
	Owens Corning 4.20%, due 12/1/24	384,000	383,504
	Vulcan Materials Co.
	4.50%, due 4/1/25	1,506,000	1,547,415
	7.00%, due 6/15/18	437,000	479,607
	7.50%, due 6/15/21	320,000	379,200
			4,430,181
	Chemicals 0.2%
	Albemarle Corp.
	4.15%, due 12/1/24	734,000	726,658
	5.45%, due 12/1/44	846,000	810,123
	Ashland, Inc. 6.875%, due 5/15/43	628,000	598,170
			2,134,951
	Commercial Services 0.9%
	Total System Services, Inc.
	3.80%, due 4/1/21	492,000	505,974
	4.80%, due 4/1/26	1,374,000	1,417,754
	UBM PLC 5.75%, due 11/3/20 (a)	1,016,000	1,100,494
	Verisk Analytics, Inc.
	4.00%, due 6/15/25	955,000	962,062
	4.125%, due 9/12/22	593,000	614,867
	4.875%, due 1/15/19	645,000	680,198
	5.50%, due 6/15/45	979,000	956,729
	5.80%, due 5/1/21	2,251,000	2,521,746
			8,759,824
	Computers 0.4%
	Cadence Design Systems, Inc. 4.375%, due 10/15/24	1,686,000	1,708,324
	Seagate HDD Cayman
	4.75%, due 1/1/25	2,447,000	1,911,246
	4.875%, due 6/1/27 (a)	713,000	536,781
	5.75%, due 12/1/34	536,000	380,756
			4,537,107
	Diversified Financial Services 0.0%‡
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (a)	417,000	430,559

	Electric 0.2%
	PPL WEM, Ltd. / Western Power Distribution, Ltd.
	3.90%, due 5/1/16 (a)	682,000	683,145
	5.375%, due 5/1/21 (a)	849,000	941,552
			1,624,697
	Electronics 0.3%
	FLIR Systems, Inc. 3.75%, due 9/1/16	1,109,000	1,119,021
	Trimble Navigation, Ltd. 4.75%, due 12/1/24	1,941,000	1,979,207
			3,098,228
	Engineering & Construction 0.1%
	SBA Tower Trust 2.933%, due 12/15/42 (a)	647,000	644,122

	Finance - Auto Loans 0.0%‡
	Ally Financial, Inc. 8.00%, due 12/31/18	172,000	185,760

	Finance - Consumer Loans 0.1%
	Synchrony Financial 3.00%, due 8/15/19	1,118,000	1,135,725

	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)	1,105,000	1,107,762
	Discover Financial Services
	3.75%, due 3/4/25	712,000	693,017
	3.95%, due 11/6/24	334,000	330,755
			2,131,534
	Finance - Investment Banker/Broker 1.3%
	Charles Schwab Corp. (The)
	3.00%, due 3/10/25	609,000	617,269
	7.00%, due 8/29/49 (b)	845,000	963,300
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	1,329,000	1,325,677
	5.375%, due 11/15/22	1,048,000	1,106,950
	Lazard Group LLC
	3.75%, due 2/13/25	221,000	203,987
	4.25%, due 11/14/20	1,011,000	1,055,773
	6.85%, due 6/15/17	49,000	51,637
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,336,000	1,337,257
	5.625%, due 4/1/24	2,745,000	3,040,996
	Stifel Financial Corp. 4.25%, due 7/18/24	688,000	680,993
	TD Ameritrade Holding Corp.
	2.95%, due 4/1/22	843,000	860,426
	3.625%, due 4/1/25	1,580,000	1,654,097
			12,898,362
	Finance - Leasing Companies 0.4%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20	565,000	579,125
	International Lease Finance Corp.
	6.75%, due 9/1/16 (a)	794,000	805,910
	8.75%, due 3/15/17	322,000	339,195
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (a)	1,903,000	1,886,407
			3,610,637
	Finance - Other Services 0.1%
	Intercontinental Exchange, Inc. 3.75%, due 12/1/25	787,000	801,396

	Food 0.4%
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20 (a)	579,000	594,715
	3.50%, due 7/15/22 (a)	497,000	521,593
	Smithfield Foods, Inc. 5.25%, due 8/1/18 (a)	174,000	176,610
	Sysco Corp.
	2.50%, due 7/15/21	202,000	204,347
	3.30%, due 7/15/26	507,000	514,253
	Tyson Foods, Inc. 6.60%, due 4/1/16	787,000	787,000
	WM Wrigley Jr Co.
	2.40%, due 10/21/18 (a)	1,505,000	1,520,029
	3.375%, due 10/21/20 (a)	232,000	241,592
			4,560,139
	Forest Products & Paper 0.2%
	Georgia-Pacific LLC
	3.163%, due 11/15/21 (a)	1,461,000	1,490,471
	3.60%, due 3/1/25 (a)	790,000	817,262
			2,307,733
	Gas 0.0%‡
	NGL Energy Partners, L.P. / NGL Energy Finance Corp. 5.125%, due 7/15/19	285,000	172,425

	Health Care - Products 0.3%
	Becton, Dickinson & Co. 1.80%, due 12/15/17	826,000	829,472
	Life Technologies Corp. 6.00%, due 3/1/20	623,000	698,105
	Thermo Fisher Scientific, Inc. 3.30%, due 2/15/22	457,000	465,850
	Zimmer Biomet Holdings, Inc. 3.15%, due 4/1/22	629,000	638,331
			2,631,758
	Health Care - Services 0.2%
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (a)	829,000	910,656
	HCA, Inc.
	3.75%, due 3/15/19	490,000	501,956
	5.25%, due 6/15/26	995,000	1,019,875
			2,432,487
	Home Builders 0.2%
	D.R. Horton, Inc.
	3.75%, due 3/1/19	675,000	688,500
	4.75%, due 5/15/17	312,000	319,020
	MDC Holdings, Inc. 5.50%, due 1/15/24	771,000	738,232
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	321,000	332,235
	4.375%, due 4/15/23	177,000	173,018
	5.875%, due 2/15/22	268,000	286,090
			2,537,095
	Housewares 0.3%
	Newell Rubbermaid, Inc.
	3.15%, due 4/1/21	264,000	271,186
	3.85%, due 4/1/23	251,000	260,315
	4.20%, due 4/1/26	2,018,000	2,110,917
	5.50%, due 4/1/46	314,000	341,128
			2,983,546
	Insurance 0.5%
	Berkshire Hathaway, Inc.
	2.75%, due 3/15/23	802,000	817,916
	3.125%, due 3/15/26	649,000	665,450
	CNO Financial Group, Inc.
	4.50%, due 5/30/20	227,000	231,540
	5.25%, due 5/30/25	719,000	735,177
	Primerica, Inc. 4.75%, due 7/15/22	1,622,000	1,751,316
	Voya Financial, Inc. 5.65%, due 5/15/53 (b)	660,000	613,800
			4,815,199
	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (b)	1,723,000	1,675,617
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	4.875%, due 4/15/45 (a)	1,082,000	916,374
	5.875%, due 3/15/22 (a)	999,000	1,038,960
			3,630,951
	Iron & Steel 0.1%
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	808,000	778,909

	Machinery - Diversified 0.1%
	CNH Industrial Capital LLC 3.625%, due 4/15/18	518,000	518,000

	Media 0.2%
	CCO Safari II LLC
	4.464%, due 7/23/22 (a)	880,000	919,836
	4.908%, due 7/23/25 (a)	1,440,000	1,518,935
			2,438,771
	Mining 0.1%
	Alcoa, Inc. 5.125%, due 10/1/24	1,022,000	969,306

	Miscellaneous - Manufacturing 0.1%
	General Electric Co. 5.00%, due 12/29/49 (b)	958,000	986,740

	Oil & Gas 0.8%
	Anadarko Petroleum Corp.
	4.85%, due 3/15/21	133,000	134,411
	5.55%, due 3/15/26	485,000	489,270
	6.375%, due 9/15/17	240,000	251,514
	6.60%, due 3/15/46	484,000	494,123
	Canadian Natural Resources, Ltd.
	5.70%, due 5/15/17	151,000	155,654
	5.90%, due 2/1/18	321,000	333,027
	Cimarex Energy Co.
	4.375%, due 6/1/24	241,000	237,297
	5.875%, due 5/1/22	650,000	671,444
	ConocoPhillips Co.
	4.20%, due 3/15/21	617,000	644,342
	4.95%, due 3/15/26	1,233,000	1,287,181
	5.95%, due 3/15/46	156,000	167,819
	Devon Energy Corp. 2.25%, due 12/15/18	749,000	699,033
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,309,000	1,317,379
	Hess Corp. 8.125%, due 2/15/19	243,000	266,983
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	688,000	717,459
			7,866,936
	Oil & Gas Services 0.1%
	Oceaneering International, Inc. 4.65%, due 11/15/24	1,008,000	868,089

	Packaging & Containers 0.0%‡
	Ball Corp. 4.375%, due 12/15/20	479,000	498,459

	Pharmaceuticals 0.2%
	Actavis Funding SCS
	3.00%, due 3/12/20	1,271,000	1,306,852
	4.55%, due 3/15/35	699,000	720,187
	Express Scripts Holding Co. 4.50%, due 2/25/26	334,000	345,813
			2,372,852
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	464,000	445,810
	Kinder Morgan Energy Partners, L.P.
	4.30%, due 5/1/24	479,000	455,213
	5.00%, due 10/1/21	454,000	463,214
	Kinder Morgan, Inc. 6.50%, due 9/15/20	55,000	59,024
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	275,000	249,894
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,086,000	1,169,910
	Western Gas Partners, L.P. 5.375%, due 6/1/21	1,619,000	1,566,591
			4,409,656
	Real Estate 0.3%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	1,014,000	1,041,774
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,126,000	1,100,665
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	653,000	675,303
			2,817,742
	Real Estate Investment Trusts 0.7%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	784,000	782,563
	4.50%, due 7/30/29	721,000	725,368
	4.60%, due 4/1/22	1,329,000	1,432,348
	American Tower Corp.
	3.30%, due 2/15/21	883,000	898,119
	4.40%, due 2/15/26	480,000	507,569
	Senior Housing Properties Trust
	6.75%, due 4/15/20	321,000	353,410
	6.75%, due 12/15/21	353,000	389,375
	SL Green Realty Corp.
	5.00%, due 8/15/18	738,000	775,099
	7.75%, due 3/15/20	1,423,000	1,666,054
			7,529,905
	Retail 0.5%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (a)	996,000	1,013,430
	Brinker International, Inc. 3.875%, due 5/15/23	1,405,000	1,379,655
	CVS Health Corp.
	2.80%, due 7/20/20	1,468,000	1,523,568
	4.75%, due 12/1/22 (a)	387,000	434,267
	5.00%, due 12/1/24 (a)	549,000	629,393
			4,980,313
	Semiconductors 0.3%
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	2,579,000	2,564,300

	Software 0.3%
	Autodesk, Inc. 3.60%, due 12/15/22	221,000	220,100
	Fidelity National Information Services, Inc.
	3.625%, due 10/15/20	453,000	468,187
	4.50%, due 10/15/22	585,000	623,847
	5.00%, due 3/15/22	207,000	215,323
	5.00%, due 10/15/25	1,481,000	1,599,283
			3,126,740
	Textiles 0.1%
	Cintas Corp. No. 2
	2.85%, due 6/1/16	412,000	413,467
	4.30%, due 6/1/21	454,000	494,177
			907,644
	Trucking & Leasing 0.2%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 6/15/19 (a)	691,000	687,034
	3.375%, due 3/15/18 (a)	1,005,000	1,025,776
	4.25%, due 1/17/23 (a)	551,000	558,330
	4.875%, due 7/11/22 (a)	120,000	128,133
			2,399,273
	Total Corporate Bonds (Cost $146,596,148)		147,782,915

	Loan Assignments 0.4% (c)
	Media 0.2%
	CCO Safari III LLC Term Loan I 3.50%, due 1/24/23	942,000	942,169
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	623,336	619,440
			1,561,609
	Semiconductors 0.1%
	Avago Technologies Cayman, Ltd. 2016 USD Term Loan B1 4.25%, due 2/1/23	1,071,000	1,064,902

	Software 0.1%
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	954,520	949,449

	Total Loan Assignments (Cost $3,573,101)		3,575,960

	Mortgage-Backed Securities 1.6%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (a)(d)	1,052,686	965,750

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F 3.596%, due 4/14/33 (a)(e)	591,000	493,187
	Banc of America Commercial Mortgage Trust
	Series 2006-6, Class AJ 5.421%, due 10/10/45	470,000	468,735
	Series 2007-3, Class AJ 5.716%, due 6/10/49 (e)	350,852	348,217
	CGBAM Commercial Mortgage Trust Series 2014-HD, Class E 3.436%, due 2/15/31 (a)(b)	208,000	195,675
	Commercial Mortgage Trust
	Series 2007-C9, Class AJ 5.65%, due 12/10/49 (b)	313,408	313,708
	Series 2007-GG11, Class AM 5.867%, due 12/10/49 (e)	1,007,557	1,035,996
	Core Industrial Trust Series 2015-TEXW, Class E 3.977%, due 2/10/34 (a)(e)	630,000	616,882
	GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX 3.382%, due 12/15/19 (a)(e)	324,000	306,679
	GS Mortgage Securities Trust Series 2013-NYC5, Class E 3.649%, due 1/10/30 (a)(e)	383,000	379,411
	Hilton USA Trust Series 2013-HLT, Class EFX 4.602%, due 11/5/30 (a)(e)	572,000	575,366
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2015-CSMO, Class B 2.236%, due 1/15/32 (a)(b)	425,000	414,730
	Series 2015-SGP, Class B 3.186%, due 7/15/36 (a)(b)	181,000	179,349
	Series 2015-UES, Class E 3.742%, due 9/5/32 (a)(e)	425,000	399,696
	Series 2015-CSMO, Class E 4.386%, due 1/15/32 (a)(b)	367,000	351,572
	Series 2015-SGP, Class D 4.936%, due 7/15/36 (a)(b)	648,000	630,805
	LB-UBS Commercial Mortgage Trust
	Series 2007-C1, Class AJ 5.484%, due 2/15/40	409,635	408,798
	Series 2007-C2, Class AM 5.493%, due 2/15/40 (b)	100,473	102,051
	Series 2007-C7, Class AJ 6.239%, due 9/15/45 (e)	357,692	349,382
	Starwood Retail Property Trust
	Series 2014-STAR, Class D 3.686%, due 11/15/27 (a)(b)	882,000	829,891
	Series 2014-STAR, Class E 4.586%, due 11/15/27 (a)(b)	526,000	490,633
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AM 5.383%, due 12/15/43	1,131,888	1,152,273
	Series 2007-C31, Class AJ 5.66%, due 4/15/47 (e)	1,256,202	1,243,607
	Series 2007-C34, Class AJ 5.945%, due 5/15/46 (e)	275,680	273,790
	Series 2007-C33, Class AJ 5.946%, due 2/15/51 (e)	702,796	692,321
	Wells Fargo Commercial Mortgage Trust
	Series 2014-TISH, Class WTS1 2.686%, due 2/15/27 (a)(b)	364,000	347,145
	Series 2014-TISH, Class SCH1 3.186%, due 1/15/27 (a)(b)	283,000	269,365
	Series 2014-TISH, Class WTS2 3.686%, due 2/15/27 (a)(b)	136,000	132,826
			13,002,090
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	American Tower Trust I Series-13, Class 1A 1.551%, due 3/15/43 (a)	928,000	927,315
	Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
	Series 2015-HQ1, Class M2 2.633%, due 3/25/25 (b)	785,000	787,585
	Series 2014-DN4, Class M2 2.833%, due 10/25/24 (b)	218,469	220,441
	Series 2014-HQ3, Class M2 3.083%, due 10/25/24 (b)	260,000	262,653
			2,197,994
	Total Mortgage-Backed Securities (Cost $16,699,212)		16,165,834

	U.S. Government & Federal Agencies 22.2%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.1%
	3.50%, due 7/1/29	523,640	553,685
	3.50%, due 2/1/44	672,051	706,509
	4.00%, due 8/1/44	205,348	223,003
	4.50%, due 1/1/41	411,300	449,688
	4.50%, due 5/1/44	1,605,764	1,771,634
	4.50%, due 9/1/44	1,846,634	2,056,825
	4.50%, due 6/1/45	848,799	945,779
	4.50%, due 2/1/46	495,532	552,713
	5.00%, due 1/1/19	83,212	85,924
	5.00%, due 6/1/20	133,384	140,969
	5.00%, due 3/1/42	499,168	560,324
	5.50%, due 8/1/19	59,910	61,913
	5.50%, due 12/1/28	345,088	382,879
	5.50%, due 10/1/36	289,721	327,680
	5.50%, due 8/1/41	710,865	812,137
	6.00%, due 4/1/40	1,426,957	1,669,452
			11,301,114
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.8%
	3.50%, due 2/1/43	2,199,395	2,310,627
	3.50%, due 1/1/44	1,759,771	1,873,959
	3.50%, due 1/1/44	758,100	806,704
	3.50%, due 4/1/44	921,246	977,611
	3.50%, due 5/1/44	2,518,997	2,680,495
	3.50%, due 2/1/45	1,806,229	1,897,769
	3.50%, due 12/1/45	453,531	480,914
	3.50%, due 1/1/46	2,199,149	2,329,200
	4.00%, due 6/1/29	197,343	211,800
	4.00%, due 7/1/29	397,991	426,314
	4.00%, due 4/1/34	414,510	450,723
	4.00%, due 6/1/42	827,200	889,857
	4.00%, due 8/1/42	367,226	395,122
	4.00%, due 9/1/42	475,983	512,136
	4.00%, due 11/1/42	556,717	599,014
	4.00%, due 12/1/42	176,662	192,644
	4.00%, due 7/1/43	1,194,442	1,285,364
	4.00%, due 8/1/43	1,402,784	1,509,444
	4.00%, due 9/1/43	352,683	379,748
	4.00%, due 2/1/44	915,660	985,507
	4.00%, due 6/1/44	1,225,388	1,318,750
	4.00%, due 7/1/44	2,307,975	2,511,246
	4.00%, due 8/1/44	559,818	609,123
	4.00%, due 8/1/44	1,459,576	1,588,132
	4.00%, due 9/1/45	2,965,101	3,217,055
	4.50%, due 10/1/40	150,331	163,500
	4.50%, due 2/1/43	2,518,384	2,750,438
	4.50%, due 3/1/43	551,450	609,140
	4.50%, due 5/1/44	2,854,101	3,167,924
	4.50%, due 8/1/44	1,250,549	1,387,545
	4.50%, due 10/1/44	637,046	708,399
	4.50%, due 10/1/44	953,748	1,063,486
	4.50%, due 3/1/45	1,150,968	1,280,366
	4.50%, due 6/1/45	470,611	521,937
	4.50%, due 10/1/45	2,801,544	3,116,503
	4.50%, due 2/1/46	1,984,843	2,221,561
	5.00%, due 9/1/29	383,101	423,436
	5.00%, due 1/1/30	158,806	175,526
	5.00%, due 5/1/41	666,784	739,710
	5.00%, due 7/1/44	876,646	990,056
	5.50%, due 1/1/25	131,859	142,245
	5.50%, due 1/1/33	86,234	97,585
	5.50%, due 12/1/39	514,887	580,704
	5.50%, due 3/1/40	498,840	572,536
	5.50%, due 4/1/40	1,361,390	1,535,481
	5.50%, due 2/1/41	269,700	309,451
	5.50%, due 5/1/41	421,247	474,378
	5.50%, due 6/1/41	535,685	612,081
	5.50%, due 12/1/41	601,103	676,921
	5.50%, due 2/1/42	2,349,160	2,649,116
	6.00%, due 10/1/35	441,393	506,953
	6.00%, due 12/1/35	460,290	529,266
	6.00%, due 2/1/37	82,845	96,355
	6.00%, due 9/1/37	340,462	375,691
	6.00%, due 10/1/38	359,749	410,994
	7.00%, due 2/1/39	124,720	144,611
			59,473,153
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.3%
	3.50%, due 5/20/42	290,706	309,490
	4.00%, due 1/15/45	1,998,772	2,150,306
	4.00%, due 10/20/45	742,370	805,406
	4.00%, due 11/20/45	1,750,386	1,903,618
	4.50%, due 5/15/41	662,802	735,104
	4.50%, due 7/15/41	121,195	133,315
	4.50%, due 8/15/41	1,181,063	1,312,352
	4.50%, due 10/20/41	780,997	839,459
	4.50%, due 5/15/44	418,552	461,774
	4.90%, due 10/15/34	594,633	660,005
	5.00%, due 10/15/39	255,729	285,504
	5.00%, due 11/15/39	408,040	452,844
	5.00%, due 1/15/40	139,952	155,153
	5.00%, due 5/15/40	215,630	242,040
	5.00%, due 7/15/40	133,614	148,230
	5.00%, due 7/15/40	487,697	540,851
	5.00%, due 2/15/41	449,202	498,729
	5.00%, due 5/15/41	181,454	203,786
	5.00%, due 9/15/41	121,761	135,293
	5.00%, due 6/15/44	847,874	956,615
	5.00%, due 7/15/44	262,472	295,626
	5.00%, due 12/20/44	377,837	423,619
	5.10%, due 1/15/32	550,501	627,858
	5.50%, due 9/15/35	67,960	78,665
	5.50%, due 3/15/36	275,938	313,911
	5.50%, due 11/20/37	293,853	325,666
	5.50%, due 2/15/39	322,124	369,160
	5.50%, due 8/15/39	411,985	469,259
	5.50%, due 8/15/39	1,253,189	1,435,149
	5.50%, due 10/15/39	478,919	555,013
	5.50%, due 1/20/42	297,405	332,030
	5.50%, due 5/20/42	376,173	419,501
	5.50%, due 7/20/42	547,034	602,213
	6.00%, due 11/20/34	250,143	292,463
	6.00%, due 1/20/39	114,032	128,975
	6.00%, due 10/20/41	46,413	53,290
	6.00%, due 12/20/41	494,960	566,175
	6.00%, due 1/20/42	566,592	649,883
	6.00%, due 2/20/42	522,430	597,103
	6.00%, due 3/20/42	81,980	94,022
	6.00%, due 4/20/42	419,191	480,977
	6.00%, due 5/20/42	166,456	188,712
	6.00%, due 7/20/42	112,965	129,563
	6.00%, due 8/20/42	126,885	145,540
	6.00%, due 9/20/42	277,779	318,603
	6.00%, due 11/20/42	109,607	125,308
	6.00%, due 2/20/43	149,435	171,294
	7.50%, due 8/15/33	434,171	517,684
			23,637,136
	United States Treasury Bonds 2.1%
	2.50%, due 2/15/45	621,000	605,523
	2.50%, due 2/15/46	3,167,000	3,087,949
	2.875%, due 8/15/45	1,558,000	1,638,821
	3.00%, due 5/15/45	957,000	1,032,102
	3.00%, due 11/15/45	9,377,000	10,123,128
	3.375%, due 5/15/44	2,000	2,319
	3.625%, due 2/15/44	1,006,000	1,220,443
	3.75%, due 11/15/43	2,537,000	3,151,033
			20,861,318
¤	United States Treasury Notes 10.9%
	0.75%, due 2/28/18	14,657,000	14,660,430
	0.75%, due 2/15/19	2,341,000	2,334,050
	1.125%, due 1/15/19	472,000	475,687
	1.125%, due 2/28/21	12,298,000	12,247,554
	1.25%, due 10/31/18	3,896,000	3,938,307
	1.375%, due 1/31/21	4,409,000	4,440,692
	1.50%, due 10/31/19	5,675,000	5,772,763
	1.625%, due 7/31/19	4,325,000	4,419,609
	1.625%, due 12/31/19	5,410,000	5,524,541
	1.625%, due 2/15/26	3,282,000	3,234,309
	1.75%, due 9/30/19	3,789,000	3,887,427
	1.75%, due 12/31/20	2,735,000	2,801,986
	1.75%, due 5/15/23	1,278,000	1,295,572
	2.00%, due 2/15/25	654,000	667,974
	2.00%, due 8/15/25	4,609,000	4,697,580
	2.125%, due 9/30/21	2,978,000	3,100,030
	2.125%, due 12/31/21	4,008,000	4,168,476
	2.25%, due 11/15/25	16,772,000	17,455,325
	2.50%, due 8/15/23	4,767,000	5,080,020
	2.50%, due 5/15/24	3,565,000	3,791,156
	2.75%, due 11/15/23	6,976,000	7,555,880
			111,549,368
	Total U.S. Government & Federal Agencies (Cost $222,895,345)		226,822,089
	Total Long-Term Bonds (Cost $401,184,066)		405,631,865

		Shares
	Common Stocks 58.7%
	Aerospace & Defense 3.2%
¤	Boeing Co. (The)	178,790	22,695,602
	Northrop Grumman Corp.	47,814	9,462,391
			32,157,993
	Agriculture 1.3%
	Altria Group, Inc.	211,270	13,238,178

	Apparel 2.3%
¤	NIKE, Inc. Class B	387,244	23,803,889

	Auto Manufacturers 1.1%
	General Motors Co.	341,572	10,735,608

	Banks 1.6%
	JPMorgan Chase & Co.	100,240	5,936,213
	U.S. Bancorp	248,416	10,083,205
			16,019,418
	Beverages 0.3%
	Diageo PLC	115,566	3,122,943

	Biotechnology 3.6%
¤	Amgen, Inc.	188,488	28,260,006
	Celgene Corp. (f)	71,460	7,152,431
	Regeneron Pharmaceuticals, Inc. (f)	2,777	1,000,942
			36,413,379
	Chemicals 3.1%
	E.I. du Pont de Nemours & Co.	187,843	11,894,219
	LyondellBasell Industries N.V. Class A	229,982	19,681,859
			31,576,078
	Commercial Services 0.5%
	Automatic Data Processing, Inc.	56,674	5,084,225

	Computers 1.9%
	Apple, Inc.	174,947	19,067,474

	Electronics 1.4%
	Honeywell International, Inc.	131,175	14,698,159

	Entertainment 0.4%
	Six Flags Entertainment Corp.	80,842	4,485,923

	Finance - Consumer Loans 1.0%
	Synchrony Financial (f)	347,263	9,952,558

	Finance - Credit Card 3.7%
	American Express Co.	125,490	7,705,086
¤	MasterCard, Inc. Class A	314,903	29,758,333
			37,463,419
	Finance - Investment Banker/Broker 0.7%
	TD Ameritrade Holding Corp.	236,184	7,446,882

	Finance - Other Services 1.2%
	CME Group, Inc.	121,922	11,710,608

	Food 0.8%
	Hershey Co. (The)	92,872	8,552,582

	Health Care - Services 1.0%
	Aetna, Inc.	93,396	10,493,041

	Insurance 0.8%
	Prudential PLC	406,148	7,589,120

	Internet 5.0%
¤	Alphabet, Inc. Class C (f)	32,282	24,048,476
	Ctrip.com International, Ltd., Sponsored ADR (f)	74,599	3,301,752
	Priceline Group, Inc. (The) (f)	11,685	15,061,498
	Yahoo!, Inc. (f)	229,792	8,458,643
			50,870,369
	Leisure Time 1.0%
	Norwegian Cruise Line Holdings, Ltd. (f)	188,892	10,443,839

	Media 1.2%
	Comcast Corp. Class A	99,630	6,085,400
	Time Warner, Inc.	90,803	6,587,758
			12,673,158
	Miscellaneous - Manufacturing 1.2%
	General Electric Co.	384,804	12,232,919

	Pharmaceuticals 7.3%
¤	AbbVie, Inc.	374,051	21,365,793
	Allergan PLC (f)	78,288	20,983,533
	Bristol-Myers Squibb Co.	332,026	21,209,821
	Eli Lilly & Co.	149,851	10,790,770
			74,349,917
	Private Equity 1.7%
	Blackstone Group L.P. (The)	631,177	17,704,515

	Real Estate 0.8%
	CBRE Group, Inc. Class A (f)	287,698	8,291,456

	Real Estate Investment Trusts 0.7%
	Colony Capital, Inc. Class A	283,035	4,746,497
	Outfront Media, Inc.	111,593	2,354,612
			7,101,109
	Retail 5.2%
	Costco Wholesale Corp.	32,486	5,119,144
	Dollar Tree, Inc. (f)	235,429	19,413,475
	Home Depot, Inc. (The)	156,658	20,902,877
	Starbucks Corp.	132,750	7,925,175
			53,360,671
	Software 4.1%
	Adobe Systems, Inc. (f)	130,326	12,224,579
¤	Microsoft Corp.	532,760	29,424,335
			41,648,914
	Toys, Games & Hobbies 0.6%
	Mattel, Inc.	193,002	6,488,727

	Total Common Stocks (Cost $511,293,333)		598,777,071

	Preferred Stocks 0.6%
	Banks 0.5%
	Citigroup Capital XIII 6.988%	66,525	1,748,942
	Morgan Stanley 6.875%	37,300	1,012,322
	Morgan Stanley 7.125%	37,875	1,077,544
	Wells Fargo & Co. 6.625%	31,000	909,230
			4,748,038
	Diversified Financial Services 0.0%‡
	General Electric Co. 4.70%	4,002	104,652

	Finance - Credit Card 0.1%
	Discover Financial Services 6.50%	50,050	1,333,833

	Finance - Investment Banker/Broker 0.0%‡
	Morgan Stanley Capital Trust III 6.25%	5,447	139,824
	Morgan Stanley Capital Trust IV 6.25%	1,274	32,589
	Morgan Stanley Capital Trust V 5.75%	476	12,105
	Morgan Stanley Capital Trust VIII 6.45%	2,230	57,110
			241,628
	Total Preferred Stocks (Cost $6,001,795)		6,428,151

	Principal Amount
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 04/01/16 Proceeds at Maturity $7,794,189 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $7,790,000 and a Market Value of $7,950,669)	$7,794,182	7,794,182
Total Short-Term Investment (Cost $7,794,182)		7,794,182
Total Investments (Cost $926,273,376) (g)	99.9%	1,018,631,269
Other Assets, Less Liabilities	0.1	870,230
Net Assets	100.0%	$1,019,501,499

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2016.
(d)	Illiquid security - As of March 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $965,750, which represented 0.1% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2016.
(f)	Non-income producing security.
(g)	As of March 31, 2016, cost was $926,279,013 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$106,243,093
Gross unrealized depreciation	(13,890,837)
Net unrealized appreciation	$92,352,256

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,285,067	$—	$11,285,067
Corporate Bonds	—	147,782,915	—	147,782,915
Loan Assignments	—	3,575,960	—	3,575,960
Mortgage-Backed Securities	—	16,165,834	—	16,165,834
U.S. Government & Federal Agencies	—	226,822,089	—	226,822,089
Total Long-Term Bonds	—	405,631,865	—	405,631,865
Common Stocks	598,777,071	—	—	598,777,071
Preferred Stocks	6,428,151	—	—	6,428,151
Short-Term Investment
Repurchase Agreement	—	7,794,182	—	7,794,182
Total Investments in Securities	$605,205,222	$413,426,047	$—	$1,018,631,269

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 3.4%
	Boeing Co. (The)	38,800	$4,925,272
	Honeywell International, Inc.	108,900	12,202,245
	Lockheed Martin Corp.	54,700	12,116,050
			29,243,567
	Airlines 1.2%
	Delta Air Lines, Inc.	211,100	10,276,348

	Auto Components 0.9%
	Delphi Automotive PLC	109,100	8,184,682

	Biotechnology 4.6%
	AbbVie, Inc.	65,700	3,752,784
	Alexion Pharmaceuticals, Inc. (a)	105,360	14,668,219
	Amgen, Inc.	46,400	6,956,752
	Celgene Corp. (a)	148,620	14,875,376
			40,253,131
	Chemicals 3.8%
	Ecolab, Inc.	79,550	8,871,416
	PPG Industries, Inc.	110,800	12,353,092
	Sherwin-Williams Co. (The)	40,940	11,654,390
			32,878,898
	Communications Equipment 1.2%
	Palo Alto Networks, Inc. (a)	66,150	10,791,711

	Diversified Financial Services 1.0%
	Moody's Corp.	90,340	8,723,230

	Diversified Telecommunication Services 0.9%
	SBA Communications Corp. Class A (a)	78,400	7,853,328

	Food & Staples Retailing 2.7%
	Costco Wholesale Corp.	63,500	10,006,330
	CVS Health Corp.	133,900	13,889,447
			23,895,777
	Health Care Equipment & Supplies 3.5%
	Boston Scientific Corp. (a)	746,900	14,049,189
	Edwards Lifesciences Corp. (a)	82,840	7,307,316
	Intuitive Surgical, Inc. (a)	15,540	9,340,317
			30,696,822
	Health Care Providers & Services 3.5%
¤	UnitedHealth Group, Inc.	239,150	30,826,435

	Hotels, Restaurants & Leisure 2.1%
	Starbucks Corp.	312,200	18,638,340

	Industrial Conglomerates 2.4%
¤	Danaher Corp.	219,300	20,802,798

	Internet & Catalog Retail 5.7%
¤	Amazon.com, Inc. (a)	56,685	33,650,484
	Priceline Group, Inc. (The) (a)	12,195	15,718,867
			49,369,351
	Internet Software & Services 9.7%
¤	Alphabet, Inc. Cass A (a)	28,625	21,838,012
	Class C (a)	28,269	21,058,992
	CoStar Group, Inc. (a)	46,250	8,702,862
¤	Facebook, Inc. Class A (a)	287,850	32,843,685
			84,443,551
	IT Services 9.3%
	First Data Corp. Class A (a)	704,100	9,111,054
	FleetCor Technologies, Inc. (a)	62,400	9,282,000
¤	MasterCard, Inc. Class A	207,400	19,599,300
	PayPal Holdings, Inc. (a)	233,800	9,024,680
¤	Visa, Inc. Class A	441,600	33,773,568
			80,790,602
	Life Sciences Tools & Services 1.4%
	Quintiles Transnational Holdings, Inc. (a)	192,300	12,518,730

	Media 4.5%
	Charter Communications, Inc. Class A (a)	48,800	9,878,584
	Comcast Corp. Class A	174,000	10,627,920
	Time Warner, Inc.	134,700	9,772,485
	Walt Disney Co. (The)	88,700	8,808,797
			39,087,786
	Multiline Retail 1.4%
	Dollar Tree, Inc. (a)	144,400	11,907,224

	Oil, Gas & Consumable Fuels 1.0%
	Pioneer Natural Resources Co.	60,350	8,493,659

	Pharmaceuticals 6.0%
	Allergan PLC (a)	68,900	18,467,267
	Bristol-Myers Squibb Co.	261,800	16,723,784
	Zoetis, Inc.	378,200	16,765,606
			51,956,657
	Real Estate Investment Trusts 1.8%
	American Tower Corp.	157,700	16,143,749

	Semiconductors & Semiconductor Equipment 2.9%
	Broadcom, Ltd.	88,500	13,673,250
	NXP Semiconductors N.V. (a)	144,100	11,682,187
			25,355,437
	Software 11.3%
	Adobe Systems, Inc. (a)	145,600	13,657,280
	Electronic Arts, Inc. (a)	198,400	13,116,224
	Intuit, Inc.	139,800	14,540,598
¤	Microsoft Corp.	386,700	21,357,441
	Mobileye N.V. (a)	276,800	10,321,872
	Salesforce.com, Inc. (a)	219,900	16,235,217
	ServiceNow, Inc. (a)	131,100	8,020,698
	Splunk, Inc. (a)	25,100	1,228,143
			98,477,473
	Specialty Retail 5.1%
	Home Depot, Inc. (The)	141,300	18,853,659
	L Brands, Inc.	84,200	7,393,602
	O'Reilly Automotive, Inc. (a)	29,530	8,081,180
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	52,020	10,078,355
			44,406,796
	Technology Hardware, Storage & Peripherals 2.2%
	Apple, Inc.	175,425	19,119,571

	Textiles, Apparel & Luxury Goods 4.9%
	Lululemon Athletica, Inc. (a)	143,700	9,729,927
¤	NIKE, Inc. Class B	371,600	22,842,252
	Under Armour, Inc. Class A (a)	123,900	10,510,437
			43,082,616
	Total Common Stocks (Cost $745,590,196)		858,218,269

	Principal Amount
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $13,165,293 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 10/31/19, with a Principal Amount of $13,135,000 and a Market Value of $13,430,538)	$13,165,282	13,165,282
Total Short-Term Investment (Cost $13,165,282)		13,165,282
Total Investments (Cost $758,755,478) (b)	99.9%	871,383,551
Other Assets, Less Liabilities	0.1	455,963
Net Assets	100.0%	$871,839,514

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $759,357,247 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$123,428,665
Gross unrealized depreciation	(11,402,361)
Net unrealized appreciation	$112,026,304

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$858,218,269	$—	$—	$858,218,269
Short-Term Investment
Repurchase Agreement	—	13,165,282	—	13,165,282
Total Investments in Securities	$858,218,269	$13,165,282	$—	$871,383,551

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

	Principal Amount	Value
Long-Term Bond 0.1%†
Corporate Bond 0.1%
Media 0.1%
Neptune Finco Corp. 10.125%, due 1/15/23 (a)(b)(c)	$750,000	$802,500

Total Long-Term Bond (Cost $750,000)		802,500

		Shares
	Common Stocks 88.4%
	Commercial Services & Supplies 0.1%
	Covanta Holding Corp.	36,831	620,971

	Diversified Telecommunication Services 6.7%
	Bezeq-The Israeli Telecommunication Corp., Ltd. (Israel)	2,040,655	4,604,207
	Bharti Infratel, Ltd. (India)	368,414	2,180,804
	BT Group PLC (United Kingdom)	1,197,737	7,577,696
	Cellnex Telecom SAU (Spain) (a)	29,628	473,677
	Com Hem Holding AB (Sweden)	2,084,055	19,214,919
	Hellenic Telecommunications Organization S.A. (Greece)	1,068,792	9,668,617
	SBA Communications Corp. Class A (c)	132,205	13,242,975
	TDC A/S (Denmark)	2,151,388	10,529,432
	TELUS Corp. (Canada)	153,962	5,012,137
	Verizon Communications, Inc.	204,295	11,048,274
			83,552,738
	Electric Utilities 28.9%
¤	American Electric Power Co., Inc.	540,019	35,857,262
	CPFL Energia S.A. (Brazil) (c)	925,709	5,046,069
	Duke Energy Corp.	46,294	3,735,000
	Edison International	184,300	13,249,327
	EDP-Energias de Portugal S.A. (Portugal)	8,112,839	28,857,975
	EDP-Energias do Brasil S.A. (Brazil)	521,247	1,826,572
	Enel S.p.A. (Italy)	6,074,412	26,943,257
¤	Exelon Corp.	1,622,024	58,165,781
	FirstEnergy Corp.	399,324	14,363,684
	Iberdrola S.A. (Spain)	1,010,689	6,740,518
¤	NextEra Energy, Inc.	555,788	65,771,952
	PG&E Corp.	407,678	24,346,530
¤	PPL Corp.	1,479,635	56,329,704
	Red Electrica Corp. S.A. (Spain)	96,615	8,388,284
	SSE PLC (United Kingdom)	235,016	5,036,120
	Xcel Energy, Inc.	177,065	7,404,858
			362,062,893
	Gas Utilities 1.6%
	China Resources Gas Group, Ltd. (China)	4,632,000	13,196,156
	Snam S.p.A. (Italy)	1,105,050	6,922,186
			20,118,342
	Independent Power & Renewable Electricity Producers 14.7%
	Abengoa Yield PLC (Spain)	501,260	8,912,403
¤	AES Corp.	2,658,494	31,370,229
¤	Calpine Corp. (c)	2,169,166	32,906,248
	China Longyuan Power Group Corp., Ltd. Class H (China)	8,336,000	6,189,660
	Dynegy, Inc. (c)	1,454,312	20,898,464
¤	EDP Renovaveis S.A. (Spain)	4,728,120	36,100,651
	Enel Green Power S.p.A. (Italy)	911,276	1,959,818
	NextEra Energy Partners, L.P.	414,907	11,281,321
	NRG Energy, Inc.	1,619,839	21,074,105
	NRG Yield, Inc. Class A	294,707	3,999,174
	NRG Yield, Inc. Class C	410,904	5,851,273
	Tractebel Energia S.A. (Brazil)	408,100	4,163,116
			184,706,462
	Media 8.8%
	Altice N.V. Class A (Netherlands) (c)	549,345	9,789,059
	Charter Communications, Inc. Class A (c)	98,757	19,991,380
	Comcast Corp. Class A	450,207	27,498,644
	Liberty Global PLC Series C (United Kingdom) (c)	219,272	8,235,856
	Numericable-SFR (France)	161,170	6,783,793
	Quebecor, Inc. Class B (Canada)	292,789	7,687,472
¤	Time Warner Cable, Inc.	148,869	30,461,575
			110,447,779
	Multi-Utilities 9.6%
	Alliant Energy Corp.	16,843	1,251,098
	Ameren Corp.	360,864	18,079,286
¤	Dominion Resources, Inc.	123,508	9,277,921
	DTE Energy Co.	154,432	14,000,805
	ENGIE S.A. (France)	766,723	11,900,272
	NorthWestern Corp.	78,980	4,877,015
	Public Service Enterprise Group, Inc.	308,406	14,538,259
¤	Sempra Energy	441,094	45,895,831
			119,820,487
	Oil, Gas & Consumable Fuels 13.2%
	Columbia Pipeline Partners, L.P.	513,522	7,497,421
	Enable Midstream Partners, L.P.	149,598	1,280,559
	Enbridge, Inc. (Canada)	630,724	24,553,922
	Energy Transfer Equity, L.P.	556,450	3,967,489
	Energy Transfer Partners, L.P.	553,933	17,914,193
	Enterprise Products Partners, L.P.	837,349	20,615,532
	EQT GP Holdings, L.P.	74,742	2,015,792
	EQT Midstream Partners, L.P.	155,466	11,571,334
	JP Energy Partners, L.P.	142,264	763,958
	Kinder Morgan, Inc.	776,683	13,871,558
	Plains All American Pipeline, L.P.	93,117	1,952,664
	Plains GP Holdings, L.P. Class A	877,099	7,621,990
	SemGroup Corp. Class A	145,676	3,263,143
	Shell Midstream Partners, L.P.	48,140	1,762,405
	Sunoco Logistics Partners, L.P.	477,090	11,960,646
	Tallgrass Energy GP, L.P.	295,284	5,456,848
	TransCanada Corp. (Canada) (c)	87,030	3,421,561
	TransCanada Corp. (Canada)	33,681	1,324,159
	Western Gas Equity Partners, L.P.	150,349	5,358,438
	Williams Cos., Inc. (The)	680,957	10,942,979
	Williams Partners, L.P.	421,271	8,614,992
			165,731,583
	Real Estate Investment Trusts 1.5%
	American Tower Corp.	188,474	19,294,083

	Wireless Telecommunication Services 3.3%
	Advanced Info Service PCL (Thailand)	507,100	2,623,428
	KDDI Corp. (Japan)	397,600	10,619,624
	Mobile TeleSystems PJSC, Sponsored ADR (Russia)	932,285	7,542,186
	Vodafone Group PLC (United Kingdom)	4,729,216	15,024,640
	XL Axiata Tbk PT (Indonesia) (c)	18,516,000	5,585,520
			41,395,398
	Total Common Stocks (Cost $1,158,128,332)		1,107,750,736

	Convertible Preferred Stocks 9.4%
	Diversified Telecommunication Services 0.8%
	Frontier Communications Corp. 11.125%	100,666	10,509,530
	Electric Utilities 3.2%
¤	Exelon Corp. 6.50%	606,848	29,875,127
¤	NextEra Energy, Inc.
	5.799%	71,008	4,324,387
	6.371%	101,280	6,183,144
			40,382,658
	Independent Power & Renewable Electricity Producers 0.6%
	Dynegy, Inc. 5.375%	142,461	7,621,664
	Multi-Utilities 2.5%
¤	Dominion Resources, Inc.
	6.00%	212,738	12,387,734
	6.125%	161,168	9,452,503
	6.375%	181,379	9,123,364
			30,963,601
	Oil, Gas & Consumable Fuels 1.7%
	Anadarko Petroleum Corp. 7.50%	213,865	7,288,519
	Kinder Morgan, Inc. 9.75%	312,547	14,095,870
			21,384,389
	Real Estate Investment Trusts 0.6%
	American Tower Corp. 5.50%	73,475	7,578,946
	Total Convertible Preferred Stocks (Cost $122,451,121)		118,440,788

	Preferred Stock 0.4%
	Electric Utilities 0.4%
	Cia Paranaense de Energia Class B (Brazil) 4.06%	623,200	4,965,633
	Total Preferred Stock (Cost $7,719,862)		4,965,633

	Principal Amount
Short-Term Investment 2.1%
Corporate Note 2.1%
General Electric Co. 0.304%, due 4/1/16	$25,710,000	25,710,000
Total Short-Term Investment (Cost $25,710,000)		25,710,000
Total Investments (Cost $1,314,759,315) (d)	100.4%	1,257,669,657
Other Assets, Less Liabilities	(0.4)	(4,509,968)
Net Assets	100.0%	$1,253,159,689

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Restricted security.
(c)	Non-income producing security.
(d)	As of March 31, 2016, cost was $1,322,434,481 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$136,204,273
Gross unrealized depreciation	(200,969,097)
Net unrealized depreciation	$(64,764,824)

As of March 31, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	4/15/16	BNP Paribas S.A.	CAD	8,135	$6,279	$(16)
Canadian Dollar vs. U.S. Dollar	4/15/16	Citibank N.A.		518,176	388,952	10,041
Canadian Dollar vs. U.S. Dollar	4/15/16	Deutsche Bank AG		2,368,313	1,723,932	99,655
Canadian Dollar vs. U.S. Dollar	4/15/16	Goldman Sachs & Co.		1,141,409	822,835	56,043
Canadian Dollar vs. U.S. Dollar	4/15/16	HSBC Bank USA		232,790	178,079	1,168
Canadian Dollar vs. U.S. Dollar	4/15/16	JPMorgan Chase Bank N.A.		95,509	67,745	5,797
Canadian Dollar vs. U.S. Dollar	4/15/16	Morgan Stanley & Co.		1,414,000	1,031,253	57,519
Euro vs. U.S. Dollar	4/15/16	Merrill Lynch International Bank	EUR	111,847	120,999	6,314
Euro vs. U.S. Dollar	4/15/16	Deutsche Bank AG		6,881,630	7,514,363	318,885
Euro vs. U.S. Dollar	6/15/16	Deutsche Bank AG		656,000	733,971	14,130
Euro vs. U.S. Dollar	4/15/16	Goldman Sachs & Co.		1,596,000	1,742,961	73,739
Euro vs. U.S. Dollar	4/15/16	JPMorgan Chase Bank N.A.		452,040	503,882	10,667
Euro vs. U.S. Dollar	4/15/16	Morgan Stanley & Co.		2,318,580	2,525,534	113,667
Pound Sterling vs. U.S. Dollar	4/15/16	HSBC Bank USA	GBP	509,192	733,954	(2,604)
Pound Sterling vs. U.S. Dollar	4/15/16	Royal Bank of Scotland plc		383,000	540,163	9,938

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	4/15/16	Merrill Lynch International Bank	CAD	33,842,504	23,815,857	(2,242,672)
Canadian Dollar vs. U.S. Dollar	4/15/16	Citibank N.A.		1,247,000	939,240	(20,942)
Canadian Dollar vs. U.S. Dollar	4/15/16	Deutsche Bank AG		2,588,055	1,989,552	(3,235)
Canadian Dollar vs. U.S. Dollar	4/15/16	Goldman Sachs & Co.		3,028,821	2,251,045	(81,130)
Euro vs. U.S. Dollar	4/15/16	Merrill Lynch International Bank	EUR	2,472,332	2,700,192	(114,023)
Euro vs. U.S. Dollar	4/15/16	BNP Paribas S.A.		492,842	545,445	(15,549)
Euro vs. U.S. Dollar	4/15/16	Citibank N.A.		6,653,640	7,259,577	(314,153)
Euro vs. U.S. Dollar	4/15/16	Credit Suisse International		2,675,878	2,921,478	(124,430)
Euro vs. U.S. Dollar	4/15/16	Deutsche Bank AG		36,395,251	39,724,325	(1,703,794)
Euro vs. U.S. Dollar	4/15/16	Goldman Sachs & Co.		953,780	1,047,886	(37,786)
Euro vs. U.S. Dollar	4/15/16	JPMorgan Chase Bank N.A.		44,630,792	48,723,564	(2,078,936)
Euro vs. U.S. Dollar	4/15/16	Morgan Stanley & Co.		659,207	727,205	(23,160)
Pound Sterling vs. U.S. Dollar	4/15/16	Barclays Bank plc	GBP	556,243	801,543	2,612
Pound Sterling vs. U.S. Dollar	4/15/16	BNP Paribas S.A.		10,297,900	14,872,896	82,058
Pound Sterling vs. U.S. Dollar	4/15/16	Deutsche Bank AG		1,125,707	1,619,712	2,863
Pound Sterling vs. U.S. Dollar	4/15/16	Goldman Sachs & Co.		555,944	790,695	(7,805)
Pound Sterling vs. U.S. Dollar	4/15/16	Morgan Stanley & Co.		605,083	870,114	1,035
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(5,904,104)

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$—	$802,500	$—	$802,500
Total Long-Term Bonds	—	802,500	—	802,500
Common Stocks	1,107,750,736	—	—	1,107,750,736
Convertible Preferred Stocks	118,440,788	—	—	118,440,788
Preferred Stock	4,965,633	—	—	4,965,633
Short-Term Investment
Corporate Note	—	25,710,000	—	25,710,000
Total Investments in Securities	1,231,157,157	26,512,500	—	1,257,669,657
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	866,131	—	866,131
Total Investments in Securities and Other Financial Instruments	$1,231,157,157	$27,378,631	$—	$1,258,535,788

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(6,770,235)	$—	$(6,770,235)
Total Other Financial Instruments	$—	$(6,770,235)	$—	$(6,770,235)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2016, the Portfolio held the following restricted security:

Security	Date of Acquisition	Principal Amount	Cost	3/31/16 Value	Percent of Net Assets
Neptune Finco Corp.
Corporate Bond 10.125%, due 1/15/23	9/25/15	$750,000	$750,000	$802,500	0.1%

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Aerospace & Defense 3.1%
	BWX Technologies, Inc.	104,780	$3,516,417
	Huntington Ingalls Industries, Inc.	43,154	5,909,509
	L-3 Communications Holdings, Inc.	53,511	6,341,053
	Orbital ATK, Inc.	51,987	4,519,750
	Spirit AeroSystems Holdings, Inc. Class A (a)	126,897	5,756,048
	Textron, Inc.	104,505	3,810,252
			29,853,029
	Air Freight & Logistics 0.3%
	C.H. Robinson Worldwide, Inc.	35,854	2,661,442

	Airlines 3.2%
	Alaska Air Group, Inc.	83,660	6,861,793
	Copa Holdings S.A. Class A	25,169	1,705,200
	JetBlue Airways Corp. (a)	280,093	5,915,564
¤	Southwest Airlines Co.	204,029	9,140,499
	United Continental Holdings, Inc. (a)	116,513	6,974,468
			30,597,524
	Auto Components 1.9%
	Goodyear Tire & Rubber Co. (The)	196,162	6,469,423
	Lear Corp.	53,557	5,953,931
	Visteon Corp.	73,669	5,863,316
			18,286,670
	Automobiles 0.0%‡
	Thor Industries, Inc.	4,720	300,994

	Banks 1.6%
	Comerica, Inc.	13,263	502,270
	Commerce Bancshares, Inc.	10,407	467,795
	Fifth Third Bancorp	177,142	2,956,500
	KeyCorp	142,114	1,568,938
	Regions Financial Corp.	38,641	303,332
	SunTrust Banks, Inc.	189,816	6,848,561
	SVB Financial Group (a)	29,633	3,024,048
			15,671,444
	Beverages 2.3%
	Coca-Cola Enterprises, Inc.	130,033	6,597,874
	Constellation Brands, Inc. Class A	38,064	5,751,090
	Dr. Pepper Snapple Group, Inc.	80,683	7,214,674
	Molson Coors Brewing Co. Class B	24,227	2,330,153
			21,893,791
	Biotechnology 0.9%
	Agios Pharmaceuticals, Inc. (a)	3,581	145,389
	Alnylam Pharmaceuticals, Inc. (a)	10,973	688,775
	BioMarin Pharmaceutical, Inc. (a)	24,552	2,025,049
	Bluebird Bio, Inc. (a)	4,658	197,965
	Incyte Corp. (a)	23,773	1,722,829
	Intercept Pharmaceuticals, Inc. (a)	2,311	296,894
	Intrexon Corp. (a)	6,972	236,281
	Ionis Pharmaceuticals, Inc. (a)	17,926	726,003
	Juno Therapeutics, Inc. (a)	2,935	111,794
	Medivation, Inc. (a)	24,105	1,108,348
	OPKO Health, Inc. (a)	46,122	479,208
	Seattle Genetics, Inc. (a)	15,821	555,159
	United Therapeutics Corp. (a)	6,856	763,964
			9,057,658
	Building Products 1.4%
	Armstrong World Industries, Inc. (a)	55,820	2,700,014
	Masco Corp.	53,987	1,697,891
	Owens Corning	126,704	5,990,565
	USG Corp. (a)	126,062	3,127,598
			13,516,068
	Capital Markets 1.0%
	Affiliated Managers Group, Inc. (a)	3,946	640,830
	Ameriprise Financial, Inc.	3,711	348,871
	Lazard, Ltd. Class A	125,378	4,864,666
	Legg Mason, Inc.	27,138	941,146
	Northern Trust Corp.	934	60,869
	Raymond James Financial, Inc.	46,542	2,215,865
	T. Rowe Price Group, Inc.	5,315	390,440
			9,462,687
	Chemicals 0.9%
	Cabot Corp.	63,591	3,073,353
	Celanese Corp. Series A	32,925	2,156,587
	Eastman Chemical Co.	12,538	905,620
	Huntsman Corp.	53,620	713,146
	Westlake Chemical Corp.	39,124	1,811,441
			8,660,147
	Commercial Services & Supplies 1.2%
	ADT Corp. (The)	6,023	248,509
	Clean Harbors, Inc. (a)	9,107	449,339
	Pitney Bowes, Inc.	210,898	4,542,743
	R.R. Donnelley & Sons Co.	352,124	5,774,834
			11,015,425
	Communications Equipment 2.7%
	ARRIS International PLC (a)	158,234	3,626,723
	Brocade Communications Systems, Inc.	588,808	6,229,589
	EchoStar Corp. Class A (a)	46,436	2,056,650
	F5 Networks, Inc. (a)	40,407	4,277,081
	Juniper Networks, Inc.	251,823	6,424,005
	Motorola Solutions, Inc.	48,225	3,650,633
			26,264,681
	Construction & Engineering 1.3%
	AECOM (a)	63,028	1,940,632
	Fluor Corp.	9,486	509,398
	Quanta Services, Inc. (a)	199,586	4,502,660
	Valmont Industries, Inc.	45,639	5,651,934
			12,604,624
	Consumer Finance 0.4%
	Synchrony Financial (a)	129,148	3,701,382

	Containers & Packaging 0.8%
	Crown Holdings, Inc. (a)	35,002	1,735,749
	Graphic Packaging Holding Co.	88,967	1,143,226
	International Paper Co.	1,899	77,935
	Sealed Air Corp.	94,849	4,553,701
			7,510,611
	Distributors 0.2%
	Genuine Parts Co.	18,561	1,844,221

	Diversified Consumer Services 0.1%
	H&R Block, Inc.	9,563	252,655
	Service Corp. International	29,974	739,758
			992,413
	Diversified Financial Services 2.0%
	FactSet Research Systems, Inc.	84	12,729
	Intercontinental Exchange, Inc.	11,692	2,749,257
	McGraw Hill Financial, Inc.	7,280	720,574
	Moody's Corp.	18,615	1,797,464
	Morningstar, Inc.	46,564	4,110,204
	MSCI, Inc. Class A	10,794	799,620
	Nasdaq, Inc.	93,600	6,213,168
	Voya Financial, Inc.	106,282	3,164,015
			19,567,031
	Diversified Telecommunication Services 0.7%
	CenturyLink, Inc.	167,374	5,349,273
	Frontier Communications Corp.	180,678	1,009,990
			6,359,263
	Electric Utilities 2.2%
	Avangrid, Inc.	126,730	5,083,141
	Edison International	100,243	7,206,469
	Entergy Corp.	81,400	6,453,392
	OGE Energy Corp.	30,296	867,375
	PPL Corp.	7,289	277,492
	Xcel Energy, Inc.	35,271	1,475,033
			21,362,902
	Electrical Equipment 0.4%
	Regal Beloit Corp.	40,204	2,536,470
	Rockwell Automation, Inc.	6,970	792,838
			3,329,308
	Electronic Equipment, Instruments & Components 1.3%
	Arrow Electronics, Inc. (a)	96,945	6,244,227
	Ingram Micro, Inc. Class A	3,605	129,456
	Jabil Circuit, Inc.	270,772	5,217,776
	Trimble Navigation, Ltd. (a)	18,867	467,902
			12,059,361
	Energy Equipment & Services 0.7%
	Patterson-UTI Energy, Inc.	131,818	2,322,633
	RPC, Inc.	291,071	4,127,387
	Superior Energy Services, Inc.	11,424	152,967
			6,602,987
	Food & Staples Retailing 0.5%
	Sysco Corp.	110,041	5,142,216

	Food Products 3.6%
	Campbell Soup Co.	40,859	2,606,396
	ConAgra Foods, Inc.	78,574	3,505,972
	Flowers Foods, Inc.	151,515	2,796,967
	Hormel Foods Corp.	96,837	4,187,232
	Ingredion, Inc.	57,745	6,166,588
	J.M. Smucker Co. (The)	19,851	2,577,454
	Pilgrim's Pride Corp. (a)	138,670	3,522,218
	Pinnacle Foods, Inc.	19,599	875,683
¤	Tyson Foods, Inc. Class A	120,309	8,019,798
			34,258,308
	Gas Utilities 0.6%
	UGI Corp.	153,528	6,185,643

	Health Care Equipment & Supplies 2.4%
	Alere, Inc. (a)	56,902	2,879,810
	Align Technology, Inc. (a)	53,603	3,896,402
¤	C.R. Bard, Inc.	36,472	7,391,780
	Dentsply Sirona, Inc.	1,911	117,775
	Hologic, Inc. (a)	178,442	6,156,249
	St. Jude Medical, Inc.	27,753	1,526,415
	Varian Medical Systems, Inc. (a)	15,432	1,234,869
			23,203,300
	Health Care Providers & Services 1.7%
	AmerisourceBergen Corp.	82,358	7,128,085
	Centene Corp. (a)	98,627	6,072,464
	LifePoint Health, Inc. (a)	37,116	2,570,283
	Premier, Inc. (a)	22,305	744,095
			16,514,927
	Health Care Technology 0.3%
	Allscripts Healthcare Solutions, Inc. (a)	216,441	2,859,186

	Hotels, Restaurants & Leisure 2.7%
	Aramark	43,934	1,455,094
	Brinker International, Inc.	111,778	5,136,199
	Darden Restaurants, Inc.	19,483	1,291,723
	Extended Stay America, Inc.	217,696	3,548,445
	International Game Technology PLC	75,097	1,370,520
	Marriott International, Inc. Class A	11,551	822,200
	Panera Bread Co. Class A (a)	24,029	4,921,860
	Royal Caribbean Cruises, Ltd.	2,192	180,073
	Six Flags Entertainment Corp.	103,515	5,744,048
	Wyndham Worldwide Corp.	18,547	1,417,547
			25,887,709
	Household Durables 0.9%
	D.R. Horton, Inc.	104,768	3,167,137
	Leggett & Platt, Inc.	27,995	1,354,958
	Tupperware Brands Corp.	48,698	2,823,510
	Whirlpool Corp.	6,435	1,160,488
			8,506,093
	Household Products 0.6%
	Energizer Holdings, Inc.	135,059	5,471,240
	Spectrum Brands Holdings, Inc.	3,230	352,974
			5,824,214
	Industrial Conglomerates 0.7%
	Carlisle Cos., Inc.	62,327	6,201,537

	Insurance 5.2%
	Alleghany Corp. (a)	2,432	1,206,758
	American National Insurance Co.	10,363	1,196,927
	AmTrust Financial Services, Inc.	199,777	5,170,229
	Aon PLC	21,870	2,284,321
	Arthur J. Gallagher & Co.	2,110	93,853
	Aspen Insurance Holdings, Ltd.	75,491	3,600,921
	Assured Guaranty, Ltd.	219,471	5,552,616
	Axis Capital Holdings, Ltd.	55,519	3,079,084
	Everest Re Group, Ltd.	17,071	3,370,328
	FNF Group	13,456	456,158
	Hanover Insurance Group, Inc. (The)	46,855	4,227,258
	Hartford Financial Services Group, Inc. (The)	147,920	6,816,154
	Lincoln National Corp.	47,555	1,864,156
	Old Republic International Corp.	46,015	841,154
¤	Progressive Corp. (The)	235,764	8,284,747
	Validus Holdings, Ltd.	36,571	1,725,785
	XL Group PLC	333	12,254
			49,782,703
	Internet & Catalog Retail 1.1%
	Expedia, Inc.	62,525	6,741,445
	Liberty Interactive Corp. QVC Group Class A (a)	131,806	3,328,102
			10,069,547
	Internet Software & Services 0.4%
	GoDaddy, Inc. Claas A (a)	17,670	571,271
	Rackspace Hosting, Inc. (a)	18,015	388,944
	VeriSign, Inc. (a)	36,134	3,199,304
			4,159,519
	IT Services 4.8%
	Alliance Data Systems Corp. (a)	16,888	3,715,360
	Amdocs, Ltd.	106,782	6,451,769
	CoreLogic, Inc. (a)	130,497	4,528,246
	First Data Corp. Class A (a)	207,755	2,688,350
	Fiserv, Inc. (a)	9,219	945,685
	Global Payments, Inc.	96,750	6,317,775
	Leidos Holdings, Inc.	111,573	5,614,353
	Teradata Corp. (a)	116,210	3,049,350
	Total System Services, Inc.	43,414	2,065,638
	Vantiv, Inc. Class A (a)	78,517	4,230,496
	Western Union Co. (The)	28,300	545,907
	WEX, Inc. (a)	21,487	1,791,156
	Xerox Corp.	401,651	4,482,425
			46,426,510
	Leisure Products 1.1%
	Brunswick Corp.	102,800	4,932,344
	Mattel, Inc.	158,133	5,316,431
			10,248,775
	Life Sciences Tools & Services 1.5%
	Bruker Corp.	202,753	5,677,084
	Charles River Laboratories International, Inc. (a)	69,366	5,267,654
	Quintiles Transnational Holdings, Inc. (a)	28,482	1,854,178
	VWR Corp. (a)	70,601	1,910,463
			14,709,379
	Machinery 1.2%
	AGCO Corp.	108,862	5,410,441
	Kennametal, Inc.	131,851	2,965,329
	Timken Co. (The)	23,895	800,244
	Trinity Industries, Inc.	139,716	2,558,200
			11,734,214
	Media 3.0%
	Interpublic Group of Cos., Inc. (The)	280,021	6,426,482
	John Wiley & Sons, Inc. Class A	13,791	674,242
	News Corp.
	Class A	68,911	879,993
	Class B	86,330	1,143,873
¤	Omnicom Group, Inc.	99,490	8,280,553
	Scripps Networks Interactive, Inc. Class A	94,941	6,218,636
	Sirius XM Holdings, Inc. (a)	408,139	1,612,149
	Starz Class A (a)	118,167	3,111,337
	TEGNA, Inc.	2,829	66,368
			28,413,633
	Metals & Mining 1.6%
	Newmont Mining Corp.	174,950	4,650,171
	Nucor Corp.	62,871	2,973,798
	Reliance Steel & Aluminum Co.	29,143	2,016,404
	Steel Dynamics, Inc.	219,625	4,943,759
	United States Steel Corp.	60,736	974,813
			15,558,945
	Multi-Utilities 2.1%
	Ameren Corp.	27,637	1,384,614
	CenterPoint Energy, Inc.	535	11,192
	CMS Energy Corp.	20,875	885,935
	Consolidated Edison, Inc.	45,335	3,473,568
	DTE Energy Co.	12	1,088
	MDU Resources Group, Inc.	215,563	4,194,856
	NiSource, Inc.	49,147	1,157,903
¤	Public Service Enterprise Group, Inc.	169,901	8,009,133
	Sempra Energy	2,685	279,374
	Vectren Corp.	17,361	877,772
			20,275,435
	Multiline Retail 1.0%
	Dillard's, Inc. Class A	2,434	206,671
	Dollar General Corp.	42,616	3,647,930
	Dollar Tree, Inc. (a)	24,565	2,025,630
	J.C. Penney Co., Inc. (a)	64,766	716,312
	Kohl's Corp.	29,384	1,369,588
	Macy's, Inc.	33,990	1,498,619
	Nordstrom, Inc.	4,517	258,417
			9,723,167
	Oil, Gas & Consumable Fuels 3.0%
	Antero Resources Corp. (a)	16,028	398,616
	Cabot Oil & Gas Corp.	22,701	515,540
	California Resources Corp.	143,092	147,385
	Chesapeake Energy Corp.	15,086	62,154
	Cimarex Energy Co.	5,670	551,521
	Cobalt International Energy, Inc. (a)	22,367	66,430
	Columbia Pipeline Group, Inc.	61,935	1,554,568
	Concho Resources, Inc. (a)	11,674	1,179,541
	Continental Resources, Inc. (a)	2,719	82,549
	Denbury Resources, Inc.	255,485	567,177
	Diamondback Energy, Inc. (a)	918	70,851
	Energen Corp.	2,536	92,792
	EP Energy Corp. Class A (a)	13,166	59,510
	EQT Corp.	11,516	774,566
	Gulfport Energy Corp. (a)	2,654	75,214
	Hess Corp.	41,237	2,171,128
	Kosmos Energy, Ltd. (a)	12,575	73,187
	Laredo Petroleum, Inc. (a)	8,744	69,340
	Marathon Oil Corp.	9,523	106,086
	Murphy Oil Corp.	24,598	619,624
	Newfield Exploration Co. (a)	37,329	1,241,189
	Noble Energy, Inc.	57,218	1,797,217
	PBF Energy, Inc. Class A	109,614	3,639,185
	Pioneer Natural Resources Co.	18,739	2,637,327
	QEP Resources, Inc.	7,160	101,028
	Range Resources Corp.	2,355	76,255
	Rice Energy, Inc. (a)	10,021	139,893
	SM Energy Co.	6,435	120,592
	Southwestern Energy Co. (a)	14,583	117,685
	Tesoro Corp.	47,142	4,054,683
	Whiting Petroleum Corp. (a)	8,908	71,086
	World Fuel Services Corp.	113,571	5,517,279
	WPX Energy, Inc. (a)	11,527	80,574
			28,831,772
	Paper & Forest Products 0.0%‡
	Domtar Corp.	2,015	81,608

	Personal Products 1.0%
	Herbalife, Ltd. (a)	102,396	6,303,498
	Nu Skin Enterprises, Inc. Class A	79,580	3,043,935
			9,347,433
	Pharmaceuticals 0.9%
	Jazz Pharmaceuticals PLC (a)	29,592	3,863,236
	Mallinckrodt PLC (a)	56,922	3,488,180
	Perrigo Co. PLC	4,855	621,100
	Zoetis, Inc.	19,775	876,626
			8,849,142
	Professional Services 0.8%
	IHS, Inc. Class A (a)	395	49,043
	ManpowerGroup, Inc.	63,974	5,208,763
	Nielsen Holdings PLC	12,282	646,770
	Robert Half International, Inc.	34,538	1,608,780
			7,513,356
	Real Estate Investment Trusts 7.9%
	Annaly Capital Management, Inc.	9,837	100,928
	Apartment Investment & Management Co. Class A	8,469	354,174
	Apple Hospitality REIT, Inc.	55,748	1,104,368
	AvalonBay Communities, Inc.	26,368	5,015,194
	Boston Properties, Inc.	6,222	790,692
	Brixmor Property Group, Inc.	31,409	804,699
	Camden Property Trust	21,616	1,817,689
	CBL & Associates Properties, Inc.	65,659	781,342
	Columbia Property Trust, Inc.	19,918	437,997
	Crown Castle International Corp.	82,786	7,160,989
	DDR Corp.	27,653	491,947
	Digital Realty Trust, Inc.	59,616	5,275,420
	Equinix, Inc.	17,045	5,636,952
	Equity Commonwealth (a)	64,931	1,832,353
	Equity LifeStyle Properties, Inc.	35,479	2,580,388
	Essex Property Trust, Inc.	1,978	462,575
	Extra Space Storage, Inc.	16,879	1,577,511
	Federal Realty Investment Trust	4,830	753,721
	General Growth Properties, Inc.	57,198	1,700,496
	HCP, Inc.	52,361	1,705,921
	Hospitality Properties Trust	55,101	1,463,483
	Host Hotels & Resorts, Inc.	251,003	4,191,750
	Iron Mountain, Inc.	8,880	301,121
	Kimco Realty Corp.	32,008	921,190
	Lamar Advertising Co. Class A	66,664	4,099,836
	Macerich Co. (The)	13,196	1,045,651
	Mid-America Apartment Communities, Inc.	22,838	2,334,272
	National Retail Properties, Inc.	2,110	97,482
	Outfront Media, Inc.	177,792	3,751,411
	Post Properties, Inc.	7,873	470,333
	ProLogis, Inc.	35,779	1,580,716
	Realty Income Corp.	24,341	1,521,556
	Regency Centers Corp.	3,476	260,179
	Retail Properties of America, Inc. Class A	35,464	562,104
	SL Green Realty Corp.	172	16,663
	Tanger Factory Outlet Centers, Inc.	20,840	758,368
	Taubman Centers, Inc.	18,327	1,305,432
	UDR, Inc.	1,576	60,723
	Ventas, Inc.	51,216	3,224,559
	VEREIT, Inc.	128,772	1,142,208
	Vornado Realty Trust	6,936	654,966
	Welltower, Inc.	15,832	1,097,791
	Weyerhaeuser Co.	107,204	3,321,180
	WP Glimcher, Inc.	79,763	756,951
			75,325,281
	Real Estate Management & Development 0.5%
	Realogy Holdings Corp. (a)	129,790	4,686,717

	Road & Rail 0.0%‡
	Avis Budget Group, Inc. (a)	5,412	148,072

	Semiconductors & Semiconductor Equipment 3.8%
	Applied Materials, Inc.	11,504	243,655
	Cree, Inc. (a)	178,360	5,190,276
	First Solar, Inc. (a)	41,971	2,873,754
	Lam Research Corp.	24,610	2,032,786
	Maxim Integrated Products, Inc.	39,948	1,469,288
¤	NVIDIA Corp.	242,472	8,639,277
	ON Semiconductor Corp. (a)	636,948	6,108,331
	Qorvo, Inc. (a)	78,928	3,978,761
	Teradyne, Inc.	277,805	5,997,810
			36,533,938
	Software 3.2%
¤	Activision Blizzard, Inc.	225,198	7,620,700
	CA, Inc.	49,617	1,527,707
	Cadence Design Systems, Inc. (a)	82,993	1,956,975
¤	Citrix Systems, Inc. (a)	91,970	7,227,003
	Electronic Arts, Inc. (a)	45,971	3,039,143
	Intuit, Inc.	21,914	2,279,275
	Nuance Communications, Inc. (a)	302,765	5,658,678
	Synopsys, Inc. (a)	29,475	1,427,769
			30,737,250
	Specialty Retail 3.6%
	AutoZone, Inc. (a)	2,539	2,022,796
	Bed Bath & Beyond, Inc. (a)	6,151	305,336
	Best Buy Co., Inc.	72,836	2,362,800
	CST Brands, Inc.	77,053	2,950,359
	Foot Locker, Inc.	20,882	1,346,889
	GameStop Corp. Class A	50,393	1,598,970
	Gap, Inc. (The)	35,565	1,045,611
	GNC Holdings, Inc. Class A	61,803	1,962,245
	L Brands, Inc.	37,955	3,332,829
	Michaels Cos., Inc. (The) (a)	21,916	612,990
	Murphy USA, Inc. (a)	57,917	3,559,000
	O'Reilly Automotive, Inc. (a)	18,180	4,975,139
	Ross Stores, Inc.	52,684	3,050,404
	Signet Jewelers, Ltd.	12,440	1,542,933
	Staples, Inc.	118,616	1,308,334
	Tiffany & Co.	2,379	174,571
	Tractor Supply Co.	5,456	493,550
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,598	503,336
	Urban Outfitters, Inc. (a)	25,013	827,680
			33,975,772
	Technology Hardware, Storage & Peripherals 0.3%
	NCR Corp. (a)	97,912	2,930,506

	Textiles, Apparel & Luxury Goods 2.7%
	Carter's, Inc.	29,843	3,144,855
	Coach, Inc.	57,566	2,307,821
	Fossil Group, Inc. (a)	72,146	3,204,725
	Michael Kors Holdings, Ltd. (a)	118,080	6,725,837
	PVH Corp.	71,046	7,037,817
	Ralph Lauren Corp.	9,245	889,924
	Under Armour, Inc. Class A (a)	27,694	2,349,282
			25,660,261
	Thrifts & Mortgage Finance 0.5%
	New York Community Bancorp, Inc.	306,831	4,878,613

	Trading Companies & Distributors 0.8%
	HD Supply Holdings, Inc. (a)	92,161	3,047,765
	United Rentals, Inc. (a)	24,733	1,538,145
	WESCO International, Inc. (a)	50,612	2,766,958
			7,352,868
	Water Utilities 0.1%
	American Water Works Co., Inc.	10,359	714,046

	Wireless Telecommunication Services 0.3%
	Telephone & Data Systems, Inc.	68,699	2,067,153
	United States Cellular Corp. (a)	20,254	925,405
			2,992,558
	Total Common Stocks (Cost $840,192,036)		929,419,816

	Exchange-Traded Funds 2.9% (b)
	S&P 500 Index - SPDR Trust Series 1	30,370	6,242,857
¤	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	81,658	21,453,190
	Total Exchange-Traded Funds (Cost $24,995,087)		27,696,047

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR Expires 1/30/19 (a)(c)(d)	24,754	25,123
Safeway PDC LLC CVR Expires 1/30/17 (a)(c)(d)	24,754	1,208
Total Rights (Cost $26,331)		26,331

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $786,278 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 9/30/19, with a Principal Amount of $805,000 and a Market Value of $803,994)	$786,278	786,278
Total Short-Term Investment (Cost $786,278)		786,278
Total Investments (Cost $865,999,732) (e)	100.0%	957,928,472
Other Assets, Less Liabilities	(0.0)‡	(117,997)
Net Assets	100.0%	$957,810,475

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, the total market value of these securities was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Illiquid security - As of March 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	As of March 31, 2016, cost was $873,560,138 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$109,838,502
Gross unrealized depreciation	(25,470,168)
Net unrealized appreciation	$84,368,334

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$929,419,816	$—	$—	$929,419,816
Exchange-Traded Funds	27,696,047	—	—	27,696,047
Rights (b)	—	—	26,331	26,331
Short-Term Investment
Repurchase Agreement	—	786,278	—	786,278
Total Investments in Securities	$957,115,863	$786,278	$26,331	$957,928,472

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $26,331 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Rights
Food & Staples Retailing	$26,331	$-	$-	$-	$-	$-	$-	$-	$26,331	$-
Total	$26,331	$-	$-	$-	$-	$-	$-	$-	$26,331	$-

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.4% †
Equity Funds 62.6%
IQ 50 Percent Hedged FTSE International ETF	8	$140
MainStay Cushing MLP Premier Fund Class I	580,290	6,905,451
MainStay Emerging Markets Opportunities Fund Class I (a)	850,703	6,720,555
MainStay Epoch Global Choice Fund Class I (a)	2,002,764	35,509,006
MainStay Epoch U.S. All Cap Fund Class I (a)	2,517,498	62,433,946
MainStay ICAP Equity Fund Class I	1,018,944	41,756,327
MainStay ICAP International Fund Class I	2,144,545	63,778,767
MainStay International Opportunities Fund Class I (a)	7,741,972	60,542,224
MainStay MAP Fund Class I (a)	1,844,375	65,327,763
MainStay U.S. Equity Opportunities Fund Class I (a)	7,534,586	63,817,945
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	763,450	5,965,619
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	1,119,049	12,307,179
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	4,704,976	32,772,316
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	4,099,243	47,682,560
MainStay VP International Equity Portfolio Initial Class (a)	1,768,436	24,347,865
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,718,508	73,155,242
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,902,400	51,742,471
MainStay VP S&P 500 Index Portfolio Initial Class	236,351	9,882,760
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,772,078	71,083,591
Total Equity Funds (Cost $797,240,248)		735,731,727

Fixed Income Funds 34.8%
MainStay High Yield Opportunities Fund Class I	542,025	5,398,570
MainStay Short Duration High Yield Fund Class I (a)	3,012,392	28,316,480
MainStay Total Return Bond Fund Class I	3,737,322	39,167,138
MainStay VP Absolute Return Multi Strategy Portfolio (a)	5,868,938	51,196,198
MainStay VP Bond Portfolio Initial Class (a)	11,213,310	164,134,199
MainStay VP Floating Rate Portfolio Initial Class (a)	4,067,915	35,896,419
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	5,274,411	49,218,875
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	593,884	5,017,192
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,214,098	30,798,866
Total Fixed Income Funds (Cost $414,667,315)		409,143,937
Total Affiliated Investment Companies (Cost $1,211,907,563)		1,144,875,664

	Principal Amount
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $31,768,420 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 4/30/22, with a Principal Amount of $31,695,000 and a Market Value of $32,408,138)	$31,768,393	31,768,393
Total Short-Term Investment (Cost $31,768,393)		31,768,393
Total Investments (Cost $1,243,675,956) (b)	100.1%	1,176,644,057
Other Assets, Less Liabilities	(0.1)	(947,316)
Net Assets	100.0%	$1,175,696,741

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of March 31, 2016, cost was $1,246,228,450 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$3,653,573
Gross unrealized depreciation	(73,237,966)
Net unrealized depreciation	$(69,584,393)

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$735,731,727	$—	$—	$735,731,727
Fixed Income Funds	409,143,937	—	—	409,143,937
Short-Term Investment
Repurchase Agreement	—	31,768,393	—	31,768,393
Total Investments in Securities	$1,144,875,664	$31,768,393	$—	$1,176,644,057

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.3% †
Equity Funds 81.7%
IQ 50 Percent Hedged FTSE International ETF	14	$243
MainStay Cushing MLP Premier Fund Class I	877,517	10,442,456
MainStay Emerging Markets Opportunities Fund Class I (a)	1,783,959	14,093,277
MainStay Epoch Global Choice Fund Class I (a)	3,230,731	57,280,855
MainStay Epoch U.S. All Cap Fund Class I (a)	4,884,719	121,141,021
MainStay ICAP Equity Fund Class I (a)	1,847,804	75,723,021
MainStay ICAP International Fund Class I (a)	4,618,630	137,358,068
MainStay International Opportunities Fund Class I (a)	16,949,236	132,543,023
MainStay MAP Fund Class I (a)	3,565,836	126,301,911
MainStay U.S. Equity Opportunities Fund Class I (a)	15,071,890	127,658,912
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	3,170,182	24,771,878
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	6,127,784	67,392,666
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	10,066,139	70,115,268
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	10,348,098	120,369,487
MainStay VP International Equity Portfolio Initial Class (a)	3,834,825	52,797,954
MainStay VP Large Cap Growth Portfolio Initial Class (a)	7,090,649	139,496,291
MainStay VP Mid Cap Core Portfolio Initial Class (a)	9,199,589	121,978,636
MainStay VP S&P 500 Index Portfolio Initial Class	1,007,785	42,139,405
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	12,023,191	148,066,547
Total Equity Funds (Cost $1,702,448,681)		1,589,670,919

Fixed Income Funds 15.6%
MainStay High Yield Opportunities Fund Class I	822,735	8,194,443
MainStay Short Duration High Yield Fund Class I (a)	5,144,408	48,357,436
MainStay Total Return Bond Fund Class I	2,713,813	28,440,756
MainStay VP Absolute Return Multi Strategy Portfolio (a)	3,747,768	32,692,710
MainStay VP Floating Rate Portfolio Initial Class (a)	5,905,961	52,115,849
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	7,913,649	73,847,281
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,001,876	8,463,945
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	5,396,079	51,707,546
Total Fixed Income Funds (Cost $313,634,728)		303,819,966
Total Affiliated Investment Companies (Cost $2,016,083,409)		1,893,490,885

	Principal Amount
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $53,017,635 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 4/30/22, with a Principal Amount of $52,890,000 and a Market Value of $54,080,025)	$53,017,591	53,017,591
Total Short-Term Investment (Cost $53,017,591)		53,017,591
Total Investments (Cost $2,069,101,000) (b)	100.0%	1,946,508,476

Other Assets, Less Liabilities	(0.0)‡	(837,380)
Net Assets	100.0%	$1,945,671,096

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of March 31, 2016, cost was $2,077,100,347 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$4,822,789
Gross unrealized depreciation	(135,414,660)
Net unrealized depreciation	$(130,591,871)

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,589,670,919	$—	$—	$1,589,670,919
Fixed Income Funds	303,819,966	—	—	303,819,966
Short-Term Investment
Repurchase Agreement	—	53,017,591	—	53,017,591
Total Investments in Securities	$1,893,490,885	$53,017,591	$—	$1,946,508,476

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 155.7%†
	Asset-Backed Securities 5.3%
	Other ABS 5.3%
	Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A1 0.598%, due 3/25/36 (a)		$191,476	$177,885
	Babson CLO, Ltd. Series 2012-2A, Class A1R 1.858%, due 5/15/23 (a)(b)		1,900,000	1,873,476
	Celf Loan Partners IV PLC Series 2007-1X, Class VFNU 0.925%, due 5/3/23 (a)		684,936	671,819
	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D 1.113%, due 11/25/35 (a)		762,989	760,610
	Fortress Credit Investments IV, Ltd. Series 2015-4A, Class A 1.883%, due 7/17/23 (a)(b)		800,832	794,381
	GCAT 2015-3 LLC Series 2015-3, Class A1 4.25%, due 10/25/19 (b)(c)(d)		837,410	835,220
	Harvest CLO S.A. Series V, Class A1D 0.205%, due 4/5/24 (a)	EUR	605,555	680,130
	Highlander Euro CDO III B.V. Series 2007-3X, Class A 0.069%, due 5/1/23 (a)		1,403,574	1,564,370
	KVK CLO, Ltd. Series 2012-1A, Class A 1.998%, due 7/15/23 (a)(b)		$1,138,947	1,132,535
	Malin CLO B.V. Series 2007-1X, Class A1 0.029%, due 5/7/23 (a)	EUR	212,296	239,997
	OHA Credit Partners VI, Ltd. Series 2012-6A, Class AR 1.838%, due 5/15/23 (a)(b)		$1,841,626	1,832,786
	Onemain Financial Issuance Trust Series 2014-2A, Class A 2.47%, due 9/18/24 (b)		1,600,000	1,593,756
	Vericrest Opportunity Loan Trust
	Series 2014-NP10, Class A1 3.375%, due 10/25/54 STEP (b)(c)		350,792	345,636
	Series 2014-NPL9, Class A1 3.375%, due 11/25/54 STEP (b)(c)		1,344,429	1,324,584
	Series 2015-NPL8, Class A1 3.50%, due 6/26/45 STEP (b)(c)(d)		1,590,465	1,564,022
	Series 2014-NP11, Class A1
	3.875%, due 4/25/55 STEP (b)(c)		354,424	354,441
	4.25%, due 3/26/46 (b)(d)(e)		700,000	700,644
				16,446,292
	Total Asset-Backed Securities (Cost $16,385,700)			16,446,292

	Corporate Bonds 14.8%
	Banks 10.6%
	Banca Monte dei Paschi di Siena S.p.A. Series Reg S 4.875%, due 9/15/54	EUR	100,000	115,917
	Banco Santander S.A. Series Reg S 6.25%, due 9/11/49 (a)		300,000	305,355
	Bank of America N.A. 1.04%, due 5/8/17 (a)		$3,600,000	3,593,272
	Bank Of New York Mellon Corp. (The) MTN 1.488%, due 8/17/20 (a)		600,000	597,288
	Barclays Bank PLC
	7.625%, due 11/21/22		2,590,000	2,784,250
	7.75%, due 4/10/23 (a)		510,000	535,500
	BPCE S.A. 1.188%, due 11/18/16 (a)		1,400,000	1,401,263
¤	Citigroup, Inc.
	1.136%, due 5/1/17 (a)		3,600,000	3,595,010
	2.65%, due 10/26/20		300,000	302,829
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.951%, due 4/28/17 (a)		3,500,000	3,499,906
	Credit Agricole S.A.
	Series Reg S 7.50%, due 4/29/49 (a)	GBP	400,000	503,128
	Series Reg S 7.875%, due 12/29/49 (a)		$1,800,000	1,701,000
	Credit Suisse Group Funding, Ltd.
	3.75%, due 3/26/25		1,000,000	955,304
	3.80%, due 9/15/22		300,000	298,583
	4.875%, due 5/15/45		800,000	762,148
	Depfa ACS Bank 3.875%, due 11/14/16	EUR	100,000	116,412
	Eksportfinans ASA 2.375%, due 5/25/16		$500,000	500,385
	Goldman Sachs Group, Inc. (The)
	1.834%, due 9/15/20 (a)		1,500,000	1,489,635
	2.399%, due 2/25/21 (a)		1,800,000	1,824,917
	Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (b)		400,000	457,610
	JP Morgan Chase & Co. 2.115%, due 3/1/21 (a)		3,100,000	3,146,953
	Lloyds Bank PLC 1.75%, due 5/14/18		750,000	748,272
	Lloyds Banking Group PLC Series Reg S 7.875%, due 12/29/49 (a)	GBP	470,000	650,581
	Nova Ljubljanska Banka d.d. Series Reg S 2.875%, due 7/3/17	EUR	800,000	921,212
	UBS Group Funding Jersey, Ltd. 2.95%, due 9/24/20 (b)		$1,800,000	1,805,963
				32,612,693
	Computers 0.3%
	Hewlett-Packard Enterprise Co.
	2.45%, due 10/5/17 (b)		450,000	452,938
	2.85%, due 10/5/18 (b)		450,000	457,556
				910,494
	Finance - Auto Loans 1.7%
¤	Ally Financial, Inc.
	3.60%, due 5/21/18		3,900,000	3,865,875
	5.50%, due 2/15/17		1,300,000	1,323,816
				5,189,691
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		1,200,000	1,317,958

	Oil & Gas 0.5%
	BG Energy Capital PLC Series Reg S 6.50%, due 11/30/72 (a)	GBP	200,000	301,516
	California Resources Corp. 8.00%, due 12/15/22 (b)		$431,000	165,935
	Petrobras Global Finance B.V.
	2.238%, due 5/20/16 (a)		100,000	99,650
	4.875%, due 3/17/20		900,000	748,980
	6.625%, due 1/16/34	GBP	100,000	94,942
				1,411,023
	Telecommunications 1.2%
¤	AT&T, Inc. 1.049%, due 3/30/17 (a)		$3,600,000	3,598,420
	Transportation 0.1%
	Hellenic Railways Organization S.A. 4.028%, due 3/17/17 (d)	EUR	400,000	410,782
				410,782
	Total Corporate Bonds (Cost $46,789,649)			45,451,061

	Foreign Government Bonds 12.6%
	Brazil 5.0%
¤	Brazil Letras do Tesouro Nacional
	(zero coupon), due 7/1/16	BRL	7,300,000	1,963,717
	(zero coupon), due 10/1/16		35,100,000	9,132,257
	(zero coupon), due 1/1/17		17,500,000	4,412,741
				15,508,715
	France 0.8%
	France Government Bond OAT
	Series Reg S 0.25%, due 7/25/18	EUR	922,194	1,092,242
	Series Reg S 2.25%, due 7/25/20		1,081,710	1,414,278
				2,506,520
	Germany 0.8%
	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond Series Reg S 0.75%, due 4/15/18		1,675,376	1,977,961
	Deutsche Bundesrepublik Inflation Linked Bond Series Reg S 1.75%, due 4/15/20 (d)		431,548	546,294
				2,524,255
	Italy 1.8%
¤	Italy Buoni Poliennali Del Tesoro
	1.70%, due 9/15/18		3,187,456	3,844,771
	Series Reg S 2.35%, due 9/15/24 (b)		990,160	1,315,538
	Series Reg S 2.55%, due 9/15/41		96,344	142,958
	Series Reg S 3.10%, due 9/15/26		104,489	150,375
				5,453,642
	Mexico 1.6%
	Mexican Bonos de Proteccion al Ahorro 3.52%, due 1/4/18 (a)(d)	MXN	32,600,000	1,900,690
	Mexican Udibonos
	4.00%, due 11/15/40		22,377,978	1,368,883
	4.50%, due 11/22/35		25,011,417	1,641,963
				4,911,536
	New Zealand 0.8%
	New Zealand Government Bond
	Series Reg S 2.00%, due 9/20/25	NZD	2,100,000	1,512,259
	Series Reg S 2.50%, due 9/20/35		800,000	585,381
	Series Reg S 3.00%, due 9/20/30 (d)		700,000	552,967
				2,650,607
	Slovenia 0.8%
	Slovenia Government International Bond Series Reg S 5.25%, due 2/18/24		$2,100,000	2,352,000

	Spain 0.2%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	564,139

	United Kingdom 0.8%
	United Kingdom Gilt Inflation Linked
	Series Reg S 0.125%, due 3/22/24	GBP	10,678	16,932
	Series Reg S 0.125%, due 3/22/44		416,442	793,638
	Series Reg S 0.125%, due 3/22/46		60,248	116,756
	Series Reg S 0.125%, due 3/22/58		50,581	114,868
	Series Reg S 0.125%, due 3/22/68		103,668	272,647
	Series Reg S 0.375%, due 3/22/62		417,107	1,096,010
				2,410,851
	Total Foreign Government Bonds (Cost $39,045,485)			38,882,265

	Mortgage-Backed Securities 6.0%
	Agency Collateral (Collateralized Mortgage Obligation) 0.4%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.883%, due 9/15/42 (a)		$1,072,987	1,075,959

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	Banc of America Commercial Mortgage Trust Series 2007-1, Class A1A 5.428%, due 1/15/49		204,945	209,818
	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24, Class A4 5.537%, due 10/12/41		1,062,252	1,070,706
	Credit Suisse Commercial Mortgage Trust Series 2006-C5, Class A3 5.311%, due 12/15/39		1,654,891	1,665,287
	German Residential Funding 2013-2, Ltd. Series 2013-1, Class A 0.949%, due 8/27/24 (a)	EUR	830,899	952,571
	Hercules Eclipse PLC Series 2006-4, Class A 0.829%, due 10/25/18 (a)	GBP	138,298	195,302
	Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.809%, due 12/12/49		$758,569	790,459
				4,884,143
	Whole Loan Collateral (Collateralized Mortgage Obligations) 4.0%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)		3,512,584	3,649,231
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 3.137%, due 1/25/35 (a)		1,698,548	1,705,936
	Marche Mutui Srl
	Series 4, Class A 0.175%, due 2/25/55 (a)	EUR	107,816	121,213
	Series 5, Class A 0.245%, due 10/27/65 (a)		19,084	21,706
	Series 6, Class A1 2.095%, due 1/27/64 (a)		229,369	263,404
	Paragon Mortgages No 13 PLC Series 13X, Class A1 0.828%, due 1/15/39 (a)	GBP	2,686,260	3,447,938
	Rbssp Resecuritization Trust 2.632%, due 10/25/35 (b)(d)		$1,477,777	1,486,839
	Trinity Square PLC Series 2015-1, Class A 1.738%, due 7/15/51 (a)(b)(d)	GBP	1,200,000	1,700,251
				12,396,518
	Total Mortgage-Backed Securities (Cost $18,403,148)			18,356,620

	U.S. Government & Federal Agency 117.0%
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities)
	1.55%, due 6/1/43 (a)		$620,298	632,187
	2.646%, due 11/1/34 (a)		885,824	933,897
	3.00%, due 4/13/46 TBA (f)		6,000,000	6,154,687
	3.00%, due 5/12/46 TBA (f)		7,000,000	7,165,703
	4.324%, due 12/1/36 (a)		886,038	942,544
				15,829,018
¤	United States Treasury Bonds
	2.50%, due 2/15/46		1,290,000	1,257,800
	3.00%, due 11/15/44		300,000	323,731
	3.00%, due 5/15/45		4,610,000	4,971,779
				6,553,310
	United States Treasury Notes 0.8%
	1.625%, due 2/15/26		2,500,000	2,463,673

¤	United States Treasury Inflation - Indexed Bonds
	0.625%, due 2/15/43 (g)		3,245,792	3,046,734
	0.75%, due 2/15/42 (g)		3,753,379	3,642,636
	0.75%, due 2/15/45 (g)		1,559,362	1,508,663
	1.00%, due 2/15/46 (g)		1,099,813	1,147,042
	1.375%, due 2/15/44 (g)		24,180,458	27,070,497
	1.75%, due 1/15/28 (g)(h)		17,655,534	20,470,762
	2.00%, due 1/15/26 (g)(h)		10,384,320	12,157,765
	2.125%, due 2/15/40 (g)		2,477,118	3,163,907
	2.125%, due 2/15/41 (g)		973,620	1,253,104
	2.375%, due 1/15/25 (g)		15,973,893	19,022,031
	2.375%, due 1/15/27 (g)(h)		10,678,387	13,041,951
	2.50%, due 1/15/29 (g)		8,319,787	10,448,263
	3.625%, due 4/15/28 (g)		1,274,306	1,754,494
	3.875%, due 4/15/29 (g)		345,859	495,051
				118,222,900
¤	United States Treasury Inflation - Indexed Notes
	0.125%, due 4/15/17 (g)		13,560,130	13,715,326
	0.125%, due 4/15/18 (g)		15,885,802	16,166,901
	0.125%, due 4/15/19 (g)		30,341,084	30,995,723
	0.125%, due 1/15/22 (g)		22,298,757	22,627,731
	0.125%, due 7/15/22 (g)		29,726,541	30,242,118
	0.125%, due 1/15/23 (g)		27,198,711	27,421,822
	0.125%, due 7/15/24 (g)		12,671,044	12,714,607
	0.25%, due 1/15/25 (g)		3,200,672	3,227,634
	0.375%, due 7/15/23 (g)		10,281,598	10,590,180
	0.625%, due 7/15/21 (g)		7,252,659	7,612,173
	0.625%, due 1/15/24 (g)		14,417,402	15,011,745
	1.125%, due 1/15/21 (g)		6,931,218	7,407,108
	1.375%, due 1/15/20 (g)		4,382,120	4,691,208
	1.625%, due 1/15/18 (g)		339,246	354,724
	1.875%, due 7/15/19 (g)		9,985,680	10,855,393
	2.375%, due 1/15/17 (g)		1,997,058	2,058,088
	2.50%, due 7/15/16 (g)		1,618,837	1,648,157
	2.625%, due 7/15/17 (g)		342,915	361,088
				217,701,726
	Total U.S. Government & Federal Agency (Cost $362,060,957)			360,770,627
	Total Long-Term Bonds (Cost $482,684,939)			479,906,865

	Notional Amount
Purchased Options 0.0%‡
Purchased Put Options 0.0%‡
3-Month USD-LIBOR Exercise Rate 3.40% Expires 12/5/16, American Style (d)	7,100,000	7,532
90-Day Pound Sterling Future Strike Price $98.50 Expires 12/21/16, European Style	45,875,000	1,647
Total Purchased Options (Cost $95,412)		9,179

Short-Term Investments 61.1%
Repurchase Agreements 61.1%
Bank of America 0.40%, dated 3/31/16 due 4/5/16 Proceeds at Maturity $60,003,333 (Collateralized by a United States Treasury Bond with a rate of 3.75% and a maturity date of 11/15/43, with a Principal Amount of $49,178,000 and a Market Value of $61,096,928)	60,000,000	60,000,000
Bank of America 0.40%, dated 3/31/16 due 4/6/16 Proceeds at Maturity $60,004,000 (Collateralized by a United States Treasury Inflation Protected Bond with a rate of 0.13% and a maturity date of 4/15/20, with a Principal Amount of $60,118,538 and a Market Value of $61,423,050)	60,000,000	60,000,000
Credit Agricole Corp. 0.47%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $7,700,101 (Collateralized by a United States Treasury Note with a rate of 4.00% and a maturity date of 8/15/18, with a Principal Amount of $7,258,000 and a Market Value of $7,825,459)	7,700,000	7,700,000
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $752,704 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 09/30/19, with a Principal Amount of $770,000 and a Market Value of $769,038)	752,703	752,703
Societe Generale 0.36%, dated 3/31/16 due 4/4/16 Proceeds at Maturity $60,002,400 (Collateralized by a United States Treasury Inflation Protected Bond with a rate of 0.38% and a maturity date of 7/15/25, with a Principal Amount of $60,781,594 and a Market Value of $62,155,501)	60,000,000	60,000,000
Total Short-Term Investments (Cost $188,452,703)		188,452,703

Short-Term Investments Sold Short (19.0%)
Reverse Repurchase Agreements (19.0%)
Credit Agricole Corp. (0.55%), dated 3/31/16 due 4/20/16 Proceeds at Maturity $(4,234,543) (Collateralized by a United States Treasury Inflation Protected Bond with a rate of 0.63% and a maturity date of 1/15/24 with a Principal Amount of $(4,158,343) and a Market Value of $(4,334,478))	(4,233,250)	(4,233,250)
Credit Agricole Corp. (0.56%), dated 3/31/16 due 4/12/16 Proceeds at Maturity $(10,341,805) (Collateralized by a United States Treasury Inflation Protected Bond with a rate of 0.38% and a maturity date of 7/15/23 with a Principal Amount of $(10,270,690) and a Market Value of $(10,590,509))	(10,339,875)	(10,339,875)
RBC Capital Markets LLC (0.53%), dated 3/31/16 due 4/11/16 Proceeds at Maturity $(43,882,318) (Collateralized by United States Treasury Inflation Protected Bonds with rates of 0.13% and maturity dates between 4/15/19 and 1/15/23 with a Principal Amount of $(43,629,968) and a Market Value of $(44,419,688))	(43,875,213)	(43,875,213)
Total Short-Term Investments Sold Short (Cost $58,448,338)		(58,448,338)
Total Investments, Net of Investment Sold Short (Cost $612,784,716)	197.8%	609,920,409
Other Assets, Less Liabilities	(97.8)	(301,621,278)
Net Assets	100.0%	$308,299,131

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2016.
(d)	Illiquid security - As of March 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $9,705,240, which represented 3.1% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, the total market value of this security was $700,644, which represented 0.2% of the Portfolio's net assets.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2016, the total net market value of these securities was $13,320,390, which represented 4.3% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	Delayed delivery security.
(h)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for open reverse repurchase agreements. (See Note 2(J))
(i)	As of March 31, 2016, cost was $665,951,917 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$6,664,122
Gross unrealized depreciation	(62,695,630)
Net unrealized depreciation	$(56,031,508)

As of March 31, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Brazilian Real vs. U.S. Dollar	4/4/16	JPMorgan Chase Bank N.A.	BRL	17,288,328	$4,679,038	$129,084
Chinese Yuan vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.	CNY	1,375,948	207,000	5,321
Euro vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	EUR	6,801,000	7,570,064	177,824
Indian Rupee vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.	INR	158,843,749	2,280,599	96,336
Japanese Yen vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	JPY	141,100,000	1,247,502	7,587
New Taiwan Dollar vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.	TWD	59,532,100	1,780,000	70,651
Pound Sterling vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	GBP	1,885,000	2,641,508	66,129
South Korean Won vs. U.S. Dollar	5/24/16	Credit Suisse International	KRW	384,841,600	319,000	17,080
South Korean Won vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.	KRW	3,651,958,300	3,033,000	156,237

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	AUD	526,000	372,042	(30,440)
Brazilian Real vs. U.S. Dollar	4/4/16	JPMorgan Chase Bank N.A.	BRL	17,288,328	4,924,723	116,599
Brazilian Real vs. U.S. Dollar	7/5/16	JPMorgan Chase Bank N.A.		7,300,000	1,950,047	(29,507)
Brazilian Real vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.		35,100,000	8,622,630	(642,984)
Brazilian Real vs. U.S. Dollar	1/4/17	JPMorgan Chase Bank N.A.		17,500,000	4,116,678	(391,597)
Canadian Dollar vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	CAD	162,000	117,082	(7,659)
Chinese Yuan vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.	CNY	29,534,515	4,501,000	(56,445)
Chinese Yuan vs. U.S. Dollar	1/6/17	JPMorgan Chase Bank N.A.		11,905,646	1,731,849	(94,524)
Euro vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	EUR	21,786,000	24,563,186	(256,030)
Indian Rupee vs. U.S. Dollar	5/24/16	Credit Suisse International	INR	45,509,600	652,000	(29,005)
Indian Rupee vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.		112,616,145	1,614,000	(71,186)
Japanese Yen vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	JPY	141,700,000	1,246,814	(13,612)
Mexican Peso vs. U.S. Dollar	5/20/16	Credit Suisse International	MXN	58,909,870	3,279,031	(116,500)
Mexican Peso vs. U.S. Dollar	5/20/16	JPMorgan Chase Bank N.A.		27,042,000	1,535,919	(22,767)
New Taiwan Dollar vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.	TWD	58,790,360	1,779,369	(48,224)
New Zealand Dollar vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.	NZD	3,444,000	2,280,675	(94,944)
Pound Sterling vs. U.S. Dollar	5/12/16	JPMorgan Chase Bank N.A.	GBP	8,217,000	11,815,531	12,564
Pound Sterling vs. U.S. Dollar	5/13/16	JPMorgan Chase Bank N.A.		1,148,000	1,624,733	(24,267)
South Korean Won vs. U.S. Dollar	5/24/16	JPMorgan Chase Bank N.A.	KRW	4,025,527,300	3,345,545	(169,928)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,244,207)

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	47	June 2016	$5,694,711	$40,564
10-Year United States Treasury Note	(193)	June 2016	(25,165,390)	44,982
Euro-Bobl	(12)	June 2016	(1,790,144)	59
Euro-BTP	(18)	June 2016	(2,880,206)	(43,440)
Euro-Bund	(26)	June 2016	(4,831,887)	16,836
U.S. Long Bond	(72)	June 2016	(11,839,500)	55,129
U.S. Ultra Bond	32	June 2016	5,521,000	1,447
90-Day Eurodollar	23	December 2016	5,702,563	(4,919)
90-Day Eurodollar	(23)	December 2017	(5,690,488)	9,132
			$(35,279,341)	$119,790

1. As of March 31, 2016, cash in the amount of $610,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

Written Options
Description	Counterparty	Strike Rate	Expiration Date	Notional Amount		Premium (Received)	Market Value
Put- Eurodollar vs U.S. Dollar	Credit Suisse International	1.10%	7/17/2015	EUR	(1,600,000)	$(7,377)	$(2,440)

Written Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date		Notional Amount	Premium (Received)	Market Value
Put-90-Day Pound Sterling Future, European Style	Morgan Stanley & Co., LLC	$98.00	12/21/2016	GBP	(45,875,000)	$(7,863)	$(1)

Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium (Received)	Market Value
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U)	JPMorgan Chase Bank	238.643	Maximum of [0, Final Index/Initial Index]	10/2/2020	$(1,900,000)	$(35,068)	$(23,908)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U)	JPMorgan Chase Bank	234.781	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	5/16/2024	(300,000)	(2,085)	(275)
						$(37,153)	$(24,183)

Written Interest Rate Swaptions
Description	Counterparty	Underlying Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Received	Market Value
Call-3 Month Interest Rate Swap, American Style	Credit Suisse International	3-Month USD-LIBOR	Receive	2.40%	12/5/2016	$(7,100,000)	$(56,445)	$(124,134)
Put-3 Month Interest Rate Swap, American Style	Credit Suisse International	3-Month USD-LIBOR	Pay	2.10%	6/23/2016	(20,400,000)	(24,735)	(11,190)
Call-3 Month Interest Rate Swap, American Style	Credit Suisse International	3-Month USD-LIBOR	Receive	1.50%	6/23/2016	(20,400,000)	(36,720)	(52,373)
							$(117,900)	$(187,697)

Swap Contracts

As of March 31, 2016, the Portfolio held the following open OTC inflation swap agreements:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$200,000	USD	10/31/2016	Credit Suisse International	Fixed 1.94%	12-Month USD-CPI	$—	$(6,142)	$(6,142)
$8,000,000	USD	11/16/2017	Credit Suisse International	Fixed 2.32%	12-Month USD-CPI	—	(484,487)	(484,487)
€200,000	EUR	9/15/2018	Credit Suisse International	Fixed 0.62%	12-Month EUR-CPI	—	(2,181)	(2,181)
£2,000,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.40%	(1,617)	202,699	204,316
£2,300,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.43%	(1,495)	252,831	254,326
£800,000	GBP	9/23/2044	Credit Suisse International	UK RPI	Fixed 3.53%	(2,180)	207,786	209,966
£500,000	GBP	10/15/2044	Credit Suisse International	UK RPI	Fixed 3.50%	(14,444)	119,666	134,110
£200,000	GBP	12/15/2044	Credit Suisse International	UK RPI	Fixed 3.45%	(687)	38,517	39,204
£600,000	GBP	12/15/2044	Credit Suisse International	UK RPI	Fixed 3.53%	4,786	152,405	147,619
						$(15,637)	$481,094	$496,731

As of March 31, 2016, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount		Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
	$14,900,000	USD	12/16/2017	Fixed 1.50%	3-Month USD-LIBOR	$(72,315)	$(171,846)	$(99,531)
	$4,700,000	USD	12/16/2020	Fixed 2.00%	3-Month USD-LIBOR	(104,796)	(184,567)	(79,771)
M$	47,000,000	MXN	11/9/2021	MXN TIIE	Fixed 5.67%	—	31,465	31,465
M$	13,900,000	MXN	10/6/2022	MXN TIIE	Fixed 5.78%	(7,374)	6,913	14,287
M$	7,500,000	MXN	11/15/2022	MXN TIIE	Fixed 5.91%	—	6,487	6,487
M$	4,700,000	MXN	9/29/2022	MXN TIIE	Fixed 5.78%	(407)	2,386	2,793
	$7,700,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.50%	48,658	439,558	390,900
	£2,300,000	GBP	3/18/2025	Fixed 2.75%	6-Month USD-LIBOR	(234,841)	(398,724)	(163,883)
	£10,400,000	GBP	9/16/2025	Fixed 2.00%	6-Month USD-LIBOR	390,569	(824,088)	(1,214,657)
	$24,800,000	USD	10/28/2025	Fixed 2.80%	3-Month USD-LIBOR	(98,447)	(813,535)	(715,088)
	$4,400,000	USD	12/16/2025	Fixed 2.50%	3-Month USD-LIBOR	44,671	(353,962)	(398,633)
	£690,000	GBP	3/18/2045	Fixed 2.00%	6-Month USD-LIBOR	103,483	(81,018)	(184,501)
	$1,100,000	USD	6/15/2026	Fixed 2.25%	3-Month USD-LIBOR	3,589	(58,708)	(62,297)
	$11,700,000	USD	6/15/2026	Fixed 2.25%	3-Month USD-LIBOR	(323,522)	(624,442)	(300,920)
	$4,300,000	USD	12/16/2045	Fixed 2.75%	3-Month USD-LIBOR	56,093	(591,633)	(647,726)
	$4,400,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	(281,375)	(331,867)	(50,492)
	$200,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	(17,888)	(16,298)	1,590
	$13,300,000	USD	6/15/2018	3-Month USD-LIBOR	Fixed 1.25%	(6,876)	92,989	99,865
						$1,361,577	$(1,275,391)	$(3,370,112)

Open OTC credit default swap agreements as of March 31, 2016 were as follows:

As of March 31, 2016, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[5]

CDX.NA.IG.25	12/20/2020	Sell	$(32,600)	(1.00)%	$(113,199)	$(160,412)	$(47,213)

1. As of March 31, 2016, cash in the amount of $3,048,000 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contract at the time they were opened and the value at March 31, 2016.

The following abbreviations are used in the preceding pages:
AUD	—Australian Dollar
BRL	—Brazilian Real
CNY	—Chinese Yuan
EUR	—Euro
GBP	—British Pound Sterling
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
TWD	—Taiwan Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$16,446,292	$—	$16,446,292
Corporate Bonds	—	45,451,061	—	45,451,061
Foreign Government Bonds	—	38,882,265	—	38,882,265
Mortgage-Backed Securities	—	18,356,620	—	18,356,620
U.S. Government & Federal Agency	—	360,770,627	—	360,770,627
Total Long-Term Bonds	—	479,906,865	—	479,906,865
Purchased Put Options	9,179	—	—	9,179
Short-Term Investments
Repurchase Agreement	—	188,452,703	—	188,452,703
Total Investments in Securities	9,179	668,359,568	—	668,368,747
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	855,412	—	855,412
Futures Contracts Long (b)	42,011	—	—	42,011
Futures Contracts Short (b)	126,138	—	—	126,138
Inflation Swap Contracts (b)	—	989,541	—	989,541
Interest Rate Swap Contracts (b)	—	547,387	—	547,387
Total Other Financial Instruments	168,149	2,392,340	—	2,560,489
Total Investments in Securities and Other Financial Instruments	$177,328	$670,751,908	$—	$670,929,236

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments Sold Short (a)
Reverse Repurchase Agreement	—	$(58,448,338)	$—	$(58,448,338)
Total Short-Term Investment Sold Short	—	(58,448,338)	—	(58,448,338)
Other Financial Instruments
Credit Default Swap Contracts (b)	—	(47,213)	—	(47,213)
Foreign Currency Forward Contracts (b)	—	(2,099,619)	—	(2,099,619)
Futures Contracts Long (b)	(4,919)	—	—	(4,919)
Futures Contracts Short (b)	(43,440)	—	—	(43,440)
Inflation Swap Contracts (b)	—	(492,810)	—	(492,810)
Interest Rate Swap Contracts (b)	—	(3,917,499)	—	(3,917,499)
Written Options	(214,321)	—	—	(214,321)
Total Other Financial Instruments	$(262,680)	$(6,557,141)	$—	$(6,819,821)
Total Short-Term Investment Sold Short and Other Financial Instruments	$(262,680)	$(65,005,479)	$—	$(65,268,159)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 91.4% †
	Aerospace & Defense 2.3%
	Boeing Co. (The)	43,981	5,582,948
	General Dynamics Corp.	20,655	2,713,447
	Honeywell International, Inc.	54,333	6,088,013
	L-3 Communications Holdings, Inc.	5,513	653,291
	Lockheed Martin Corp.	18,586	4,116,799
	Northrop Grumman Corp.	12,827	2,538,463
	Raytheon Co.	21,175	2,596,690
	Rockwell Collins, Inc.	9,244	852,389
	Textron, Inc.	19,247	701,746
	United Technologies Corp.	54,937	5,499,194
			31,342,980
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	10,101	749,797
	Expeditors International of Washington, Inc.	12,859	627,648
	FedEx Corp.	18,101	2,945,395
	United Parcel Service, Inc. Class B	48,743	5,140,924
			9,463,764
	Airlines 0.6%
	American Airlines Group, Inc.	42,583	1,746,329
	Delta Air Lines, Inc.	54,981	2,676,475
	Southwest Airlines Co.	45,063	2,018,822
	United Continental Holdings, Inc. (a)	25,386	1,519,606
			7,961,232
	Auto Components 0.3%
	BorgWarner, Inc.	15,764	605,338
	Delphi Automotive PLC	19,698	1,477,744
	Goodyear Tire & Rubber Co. (The)	18,912	623,718
	Johnson Controls, Inc.	45,549	1,775,044
			4,481,844
	Automobiles 0.5%
	Ford Motor Co.	275,339	3,717,076
	General Motors Co.	99,592	3,130,177
	Harley-Davidson, Inc.	12,995	667,033
			7,514,286
	Banks 4.8%
	Bank of America Corp.	729,237	9,859,284
	BB&T Corp.	54,866	1,825,392
	Citigroup, Inc.	208,208	8,692,684
	Citizens Financial Group, Inc.	37,091	777,056
	Comerica, Inc.	12,429	470,686
	Fifth Third Bancorp	55,863	932,353
	Huntington Bancshares, Inc.	56,027	534,498
	JPMorgan Chase & Co.	259,209	15,350,357
	KeyCorp	58,749	648,589
	M&T Bank Corp.	11,252	1,248,972
	People's United Financial, Inc.	21,818	347,561
	PNC Financial Services Group, Inc.	35,390	2,992,932
	Regions Financial Corp.	91,810	720,709
	SunTrust Banks, Inc.	35,840	1,293,107
	U.S. Bancorp	115,634	4,693,584
¤	Wells Fargo & Co.	326,269	15,778,369
	Zions Bancorp.	14,366	347,801
			66,513,934
	Beverages 2.2%
	Brown-Forman Corp. Class B	7,148	703,864
	Coca-Cola Co. (The)	275,268	12,769,682
	Coca-Cola Enterprises, Inc.	14,684	745,066
	Constellation Brands, Inc. Class A	12,421	1,876,689
	Dr. Pepper Snapple Group, Inc.	13,284	1,187,855
	Molson Coors Brewing Co. Class B	12,983	1,248,705
	Monster Beverage Corp. (a)	10,550	1,407,159
	PepsiCo., Inc.	102,081	10,461,261
			30,400,281
	Biotechnology 2.9%
	AbbVie, Inc.	113,780	6,499,114
	Alexion Pharmaceuticals, Inc. (a)	15,846	2,206,080
	Amgen, Inc.	53,050	7,953,786
	Baxalta, Inc.	42,384	1,712,314
	Biogen, Inc. (a)	15,442	4,019,861
	Celgene Corp. (a)	55,253	5,530,273
	Gilead Sciences, Inc.	96,532	8,867,429
	Regeneron Pharmaceuticals, Inc. (a)	5,514	1,987,466
	Vertex Pharmaceuticals, Inc. (a)	17,281	1,373,667
			40,149,990
	Building Products 0.1%
	Allegion PLC	6,745	429,724
	Masco Corp.	23,663	744,201
			1,173,925
	Capital Markets 1.7%
	Affiliated Managers Group, Inc. (a)	3,800	617,120
	Ameriprise Financial, Inc.	11,932	1,121,727
	Bank of New York Mellon Corp. (The)	75,970	2,797,975
	BlackRock, Inc.	8,881	3,024,602
	Charles Schwab Corp. (The)	84,867	2,377,973
	E*TRADE Financial Corp. (a)	19,964	488,918
	Franklin Resources, Inc.	26,650	1,040,683
	Goldman Sachs Group, Inc. (The)	27,740	4,354,625
	Invesco, Ltd.	29,809	917,223
	Legg Mason, Inc.	7,576	262,736
	Morgan Stanley	107,891	2,698,354
	Northern Trust Corp.	15,285	996,124
	State Street Corp.	28,376	1,660,564
	T. Rowe Price Group, Inc.	17,659	1,297,230
			23,655,854
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	13,635	1,964,122
	Airgas, Inc.	4,561	646,020
	CF Industries Holdings, Inc.	16,392	513,725
	Dow Chemical Co. (The)	79,084	4,022,212
	E.I. du Pont de Nemours & Co.	61,635	3,902,728
	Eastman Chemical Co.	10,451	754,876
	Ecolab, Inc.	18,814	2,098,137
	FMC Corp.	9,397	379,357
	International Flavors & Fragrances, Inc.	5,644	642,118
	LyondellBasell Industries N.V. Class A	24,417	2,089,607
	Monsanto Co.	31,100	2,728,714
	Mosaic Co. (The)	24,894	672,138
	PPG Industries, Inc.	18,937	2,111,286
	Praxair, Inc.	20,033	2,292,777
	Sherwin-Williams Co. (The)	5,565	1,584,189
			26,402,006
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	11,600	478,616
	Cintas Corp.	6,150	552,331
	Pitney Bowes, Inc.	13,527	291,372
	Republic Services, Inc.	16,850	802,902
	Stericycle, Inc. (a)	5,977	754,238
	Tyco International PLC	29,731	1,091,425
	Waste Management, Inc.	29,203	1,722,977
			5,693,861
	Communications Equipment 0.9%
	Cisco Systems, Inc.	355,388	10,117,896
	F5 Networks, Inc. (a)	4,950	523,958
	Harris Corp.	8,750	681,275
	Juniper Networks, Inc.	24,965	636,857
	Motorola Solutions, Inc.	11,300	855,410
			12,815,396
	Construction & Engineering 0.1%
	Fluor Corp.	9,959	534,798
	Jacobs Engineering Group, Inc. (a)	8,619	375,357
	Quanta Services, Inc. (a)	11,235	253,462
			1,163,617
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,543	724,654
	Vulcan Materials Co.	9,376	989,824
			1,714,478
	Consumer Finance 0.7%
	American Express Co.	57,866	3,552,972
	Capital One Financial Corp.	37,417	2,593,372
	Discover Financial Services	29,250	1,489,410
	Navient Corp.	24,209	289,782
	Synchrony Financial (a)	58,641	1,680,651
			9,606,187
	Containers & Packaging 0.3%
	Avery Dennison Corp.	6,407	462,009
	Ball Corp.	9,973	710,975
	International Paper Co.	29,155	1,196,521
	Owens-Illinois, Inc. (a)	11,311	180,524
	Sealed Air Corp.	13,884	666,571
	WestRock Co.	18,082	705,740
			3,922,340
	Distributors 0.1%
	Genuine Parts Co.	10,603	1,053,514

	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	16,587	438,229

	Diversified Financial Services 1.9%
¤	Berkshire Hathaway, Inc. Class B (a)	132,304	18,771,292
	CME Group, Inc.	23,787	2,284,741
	Intercontinental Exchange, Inc.	8,349	1,963,184
	Leucadia National Corp.	23,444	379,090
	McGraw Hill Financial, Inc.	18,735	1,854,390
	Moody's Corp.	12,096	1,167,990
	Nasdaq, Inc.	8,085	536,682
			26,957,369
	Diversified Telecommunication Services 2.6%
¤	AT&T, Inc.	434,423	17,016,349
	CenturyLink, Inc.	38,610	1,233,975
	Frontier Communications Corp.	82,157	459,258
	Level 3 Communications, Inc. (a)	20,295	1,072,591
	Verizon Communications, Inc.	287,711	15,559,411
			35,341,584
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	34,518	2,291,995
	Duke Energy Corp.	48,616	3,922,339
	Edison International	22,913	1,647,216
	Entergy Corp.	12,546	994,647
	Eversource Energy	22,307	1,301,390
	Exelon Corp.	64,671	2,319,102
	FirstEnergy Corp.	29,751	1,070,144
	NextEra Energy, Inc.	32,529	3,849,482
	PG&E Corp.	34,806	2,078,614
	Pinnacle West Capital Corp.	7,796	585,246
	PPL Corp.	47,590	1,811,751
	Southern Co. (The)	64,469	3,334,981
	Xcel Energy, Inc.	35,691	1,492,598
			26,699,505
	Electrical Equipment 0.5%
	AMETEK, Inc.	16,730	836,165
	Eaton Corp. PLC	32,548	2,036,203
	Emerson Electric Co.	45,415	2,469,668
	Rockwell Automation, Inc.	9,284	1,056,055
			6,398,091
	Electronic Equipment, Instruments & Components 0.3%
	Amphenol Corp. Class A	21,679	1,253,480
	Corning, Inc.	78,195	1,633,493
	FLIR Systems, Inc.	9,715	320,109
	TE Connectivity, Ltd.	26,105	1,616,422
			4,823,504
	Energy Equipment & Services 0.9%
	Baker Hughes, Inc.	30,669	1,344,222
	Cameron International Corp. (a)	13,441	901,219
	Diamond Offshore Drilling, Inc.	4,534	98,524
	Ensco PLC Class A	13,251	137,413
	FMC Technologies, Inc. (a)	16,033	438,663
	Halliburton Co.	60,619	2,165,311
	Helmerich & Payne, Inc.	7,580	445,098
	National Oilwell Varco, Inc.	26,425	821,817
	Schlumberger, Ltd.	88,508	6,527,465
	Transocean, Ltd.	24,046	219,780
			13,099,512
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	31,059	4,894,277
	CVS Health Corp.	77,580	8,047,373
	Kroger Co. (The)	68,839	2,633,092
	Sysco Corp.	36,922	1,725,365
	Wal-Mart Stores, Inc.	110,804	7,588,966
	Walgreens Boots Alliance, Inc.	60,948	5,134,259
	Whole Foods Market, Inc.	22,923	713,135
			30,736,467
	Food Products 1.6%
	Archer-Daniels-Midland Co.	41,967	1,523,822
	Campbell Soup Co.	12,631	805,731
	ConAgra Foods, Inc.	30,446	1,358,501
	General Mills, Inc.	42,034	2,662,854
	Hershey Co. (The)	10,105	930,569
	Hormel Foods Corp.	18,974	820,436
	J.M. Smucker Co. (The)	8,416	1,092,733
	Kellogg Co.	17,945	1,373,690
	Kraft Heinz Co. (The)	41,993	3,298,970
	McCormick & Co., Inc.	8,178	813,547
	Mead Johnson Nutrition Co.	13,092	1,112,427
	Mondelez International, Inc. Class A	110,799	4,445,256
	Tyson Foods, Inc. Class A	20,792	1,385,995
			21,624,531
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	8,456	550,824

	Health Care Equipment & Supplies 2.1%
	Abbott Laboratories	104,046	4,352,244
	Baxter International, Inc.	38,470	1,580,348
	Becton Dickinson & Co.	14,958	2,270,924
	Boston Scientific Corp. (a)	94,604	1,779,501
	C.R. Bard, Inc.	5,196	1,053,073
	Dentsply Sirona, Inc.	16,938	1,043,889
	Edwards Lifesciences Corp. (a)	15,170	1,338,146
	Hologic, Inc. (a)	17,430	601,335
	Intuitive Surgical, Inc. (a)	2,628	1,579,559
	Medtronic PLC	99,308	7,448,100
	St. Jude Medical, Inc.	19,879	1,093,345
	Stryker Corp.	22,212	2,383,125
	Varian Medical Systems, Inc. (a)	6,814	545,256
	Zimmer Biomet Holdings, Inc.	12,577	1,341,086
			28,409,931
	Health Care Providers & Services 2.5%
	Aetna, Inc.	24,690	2,773,922
	AmerisourceBergen Corp.	13,513	1,169,550
	Anthem, Inc.	18,458	2,565,478
	Cardinal Health, Inc.	23,136	1,895,995
	Centene Corp. (a)	11,983	737,793
	Cigna Corp.	18,116	2,486,240
	DaVita HealthCare Partners, Inc. (a)	11,703	858,766
	Express Scripts Holding Co. (a)	47,180	3,240,794
	HCA Holdings, Inc. (a)	21,585	1,684,709
	Henry Schein, Inc. (a)	5,832	1,006,778
	Humana, Inc.	10,424	1,907,071
	Laboratory Corporation of America Holdings (a)	7,117	833,614
	McKesson Corp.	16,183	2,544,777
	Patterson Cos., Inc.	5,874	273,317
	Quest Diagnostics, Inc.	10,081	720,288
	Tenet Healthcare Corp. (a)	7,009	202,770
	UnitedHealth Group, Inc.	67,140	8,654,346
	Universal Health Services, Inc. Class B	6,413	799,829
			34,356,037
	Health Care Technology 0.1%
	Cerner Corp. (a)	21,413	1,134,033

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	31,826	1,679,458
	Chipotle Mexican Grill, Inc. (a)	2,122	999,398
	Darden Restaurants, Inc.	8,111	537,759
	Marriott International, Inc. Class A	13,562	965,343
	McDonald's Corp.	63,675	8,002,674
	Royal Caribbean Cruises, Ltd.	12,068	991,386
	Starbucks Corp.	104,422	6,233,994
	Starwood Hotels & Resorts Worldwide, Inc.	11,864	989,814
	Wyndham Worldwide Corp.	7,945	607,236
	Wynn Resorts, Ltd.	5,714	533,859
	Yum! Brands, Inc.	28,719	2,350,650
			23,891,571
	Household Durables 0.4%
	D.R. Horton, Inc.	23,078	697,648
	Garmin, Ltd.	8,299	331,628
	Harman International Industries, Inc.	4,999	445,111
	Leggett & Platt, Inc.	9,571	463,236
	Lennar Corp. Class A	12,935	625,537
	Mohawk Industries, Inc. (a)	4,471	853,514
	Newell Rubbermaid, Inc.	18,784	831,943
	PulteGroup, Inc.	22,344	418,056
	Whirlpool Corp.	5,499	991,690
			5,658,363
	Household Products 1.8%
	Church & Dwight Co., Inc.	9,215	849,439
	Clorox Co. (The)	9,079	1,144,499
	Colgate-Palmolive Co.	63,078	4,456,460
	Kimberly-Clark Corp.	25,528	3,433,771
	Procter & Gamble Co. (The)	187,335	15,419,544
			25,303,713
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	46,588	549,738
	NRG Energy, Inc.	22,095	287,456
			837,194
	Industrial Conglomerates 2.4%
	3M Co.	42,726	7,119,433
	Danaher Corp.	42,221	4,005,084
¤	General Electric Co.	658,964	20,948,466
	Roper Technologies, Inc.	7,089	1,295,657
			33,368,640
	Insurance 2.4%
	Aflac, Inc.	29,659	1,872,669
	Allstate Corp. (The)	26,714	1,799,722
	American International Group, Inc.	81,179	4,387,725
	Aon PLC	19,074	1,992,279
	Assurant, Inc.	4,630	357,205
	Chubb, Ltd.	32,547	3,877,975
	Cincinnati Financial Corp.	10,371	677,849
	Hartford Financial Services Group, Inc. (The)	28,012	1,290,793
	Lincoln National Corp.	17,017	667,067
	Loews Corp.	18,912	723,573
	Marsh & McLennan Cos., Inc.	36,686	2,230,142
	MetLife, Inc.	77,451	3,403,197
	Principal Financial Group, Inc.	19,147	755,349
	Progressive Corp. (The)	41,106	1,444,465
	Prudential Financial, Inc.	31,577	2,280,491
	Torchmark Corp.	7,964	431,330
	Travelers Cos., Inc. (The)	20,830	2,431,069
	Unum Group	17,121	529,381
	Willis Towers Watson PLC	9,758	1,157,884
	XL Group PLC	20,606	758,301
			33,068,466
	Internet & Catalog Retail 1.8%
¤	Amazon.com, Inc. (a)	27,267	16,186,782
	Expedia, Inc.	8,276	892,318
	Netflix, Inc. (a)	30,233	3,090,720
	Priceline Group, Inc. (The) (a)	3,501	4,512,649
	TripAdvisor, Inc. (a)	7,947	528,475
			25,210,944
	Internet Software & Services 4.0%
	Akamai Technologies, Inc. (a)	12,514	695,403
	Alphabet, Inc. Class A (a)	20,663	15,763,803
	Alphabet, Inc. Class C (a)	20,987	15,634,266
	eBay, Inc. (a)	76,585	1,827,318
¤	Facebook, Inc. Class A (a)	162,078	18,493,100
	VeriSign, Inc. (a)	6,901	611,014
	Yahoo!, Inc. (a)	61,518	2,264,477
			55,289,381
	IT Services 3.4%
	Accenture PLC Class A	44,341	5,116,951
	Alliance Data Systems Corp. (a)	4,185	920,700
	Automatic Data Processing, Inc.	32,436	2,909,834
	Cognizant Technology Solutions Corp. Class A (a)	43,018	2,697,229
	CSRA, Inc.	9,684	260,500
	Fidelity National Information Services, Inc.	19,511	1,235,241
	Fiserv, Inc. (a)	15,743	1,614,917
	International Business Machines Corp.	62,432	9,455,326
	MasterCard, Inc. Class A	69,249	6,544,031
	Paychex, Inc.	22,567	1,218,844
	PayPal Holdings, Inc. (a)	78,579	3,033,149
	Teradata Corp. (a)	9,354	245,449
	Total System Services, Inc.	11,904	566,392
	Visa, Inc. Class A	135,523	10,364,799
	Western Union Co. (The)	35,535	685,470
	Xerox Corp.	66,928	746,916
			47,615,748
	Leisure Products 0.1%
	Hasbro, Inc.	7,888	631,829
	Mattel, Inc.	23,866	802,375
			1,434,204
	Life Sciences Tools & Services 0.6%
	Agilent Technologies, Inc.	23,307	928,784
	Illumina, Inc. (a)	10,382	1,683,026
	PerkinElmer, Inc.	7,872	389,349
	Thermo Fisher Scientific, Inc.	28,068	3,974,148
	Waters Corp. (a)	5,743	757,617
			7,732,924
	Machinery 1.2%
	Caterpillar, Inc.	41,126	3,147,784
	Cummins, Inc.	11,552	1,270,027
	Deere & Co.	21,154	1,628,647
	Dover Corp.	10,898	701,068
	Flowserve Corp.	9,204	408,750
	Illinois Tool Works, Inc.	23,007	2,356,837
	Ingersoll-Rand PLC	18,140	1,124,861
	PACCAR, Inc.	24,858	1,359,484
	Parker Hannifin Corp.	9,563	1,062,258
	Pentair PLC	12,677	687,854
	Snap-on, Inc.	4,084	641,147
	Stanley Black & Decker, Inc.	10,757	1,131,744
	Xylem, Inc.	12,614	515,913
			16,036,374
	Media 2.8%
	Cablevision Systems Corp. Class A	15,652	516,516
	CBS Corp. Class B	29,787	1,640,966
	Comcast Corp. Class A	171,728	10,489,146
	Discovery Communications, Inc. Class A (a)	10,514	301,016
	Discovery Communications, Inc. Class C (a)	16,806	453,762
	Interpublic Group of Cos., Inc. (The)	28,577	655,842
	News Corp. Class A	26,833	342,657
	News Corp. Class B	7,581	100,448
	Omnicom Group, Inc.	17,037	1,417,990
	Scripps Networks Interactive, Inc. Class A	6,654	435,837
	TEGNA, Inc.	15,591	365,765
	Time Warner Cable, Inc.	20,006	4,093,628
	Time Warner, Inc.	55,804	4,048,580
	Twenty-First Century Fox, Inc. Class A	79,052	2,203,970
	Twenty-First Century Fox, Inc. Class B	30,325	855,165
	Viacom, Inc. Class B	24,415	1,007,851
	Walt Disney Co. (The)	106,010	10,527,853
			39,456,992
	Metals & Mining 0.3%
	Alcoa, Inc.	92,138	882,682
	Freeport-McMoRan, Inc.	87,777	907,614
	Newmont Mining Corp.	37,212	989,095
	Nucor Corp.	22,478	1,063,210
			3,842,601
	Multi-Utilities 1.1%
	Ameren Corp.	17,064	854,906
	CenterPoint Energy, Inc.	30,259	633,018
	CMS Energy Corp.	19,486	826,986
	Consolidated Edison, Inc.	20,619	1,579,828
	Dominion Resources, Inc.	42,121	3,164,129
	DTE Energy Co.	12,622	1,144,311
	NiSource, Inc.	22,411	528,003
	Public Service Enterprise Group, Inc.	35,583	1,677,383
	SCANA Corp.	10,051	705,078
	Sempra Energy	16,583	1,725,461
	TECO Energy, Inc.	16,543	455,429
	WEC Energy Group, Inc.	22,201	1,333,614
			14,628,146
	Multiline Retail 0.6%
	Dollar General Corp.	20,461	1,751,462
	Dollar Tree, Inc. (a)	16,513	1,361,662
	Kohl's Corp.	13,350	622,243
	Macy's, Inc.	22,109	974,786
	Nordstrom, Inc.	9,024	516,263
	Target Corp.	42,532	3,499,533
			8,725,949
	Oil, Gas & Consumable Fuels 5.2%
	Anadarko Petroleum Corp.	35,736	1,664,225
	Apache Corp.	26,585	1,297,614
	Cabot Oil & Gas Corp.	32,350	734,668
	Chesapeake Energy Corp.	36,397	149,956
	Chevron Corp.	132,996	12,687,818
	Cimarex Energy Co.	6,650	646,845
	Columbia Pipeline Group, Inc.	28,235	708,698
	Concho Resources, Inc. (a)	9,070	916,433
	ConocoPhillips	87,306	3,515,813
	Devon Energy Corp.	35,866	984,163
	EOG Resources, Inc.	38,835	2,818,644
	EQT Corp.	11,277	758,491
¤	Exxon Mobil Corp.	293,284	24,515,610
	Hess Corp.	18,701	984,608
	Kinder Morgan, Inc.	128,688	2,298,368
	Marathon Oil Corp.	59,581	663,732
	Marathon Petroleum Corp.	37,483	1,393,618
	Murphy Oil Corp.	11,372	286,461
	Newfield Exploration Co. (a)	13,993	465,267
	Noble Energy, Inc.	29,933	940,196
	Occidental Petroleum Corp.	53,946	3,691,525
	ONEOK, Inc.	14,718	439,479
	Phillips 66	33,154	2,870,805
	Pioneer Natural Resources Co.	11,531	1,622,873
	Range Resources Corp.	11,911	385,678
	Southwestern Energy Co. (a)	27,036	218,181
	Spectra Energy Corp.	47,219	1,444,901
	Tesoro Corp.	8,467	728,247
	Valero Energy Corp.	33,221	2,130,795
	Williams Cos., Inc. (The)	47,983	771,087
			72,734,799
	Personal Products 0.1%
	Estee Lauder Cos., Inc. (The) Class A	15,653	1,476,234

	Pharmaceuticals 5.0%
	Allergan PLC (a)	27,874	7,471,068
	Bristol-Myers Squibb Co.	117,904	7,531,708
	Eli Lilly & Co.	68,639	4,942,694
	Endo International PLC (a)	14,640	412,116
¤	Johnson & Johnson	194,877	21,085,691
	Mallinckrodt PLC (a)	7,903	484,296
	Merck & Co., Inc.	196,000	10,370,360
	Mylan N.V. (a)	29,050	1,346,468
	Perrigo Co. PLC	10,296	1,317,167
	Pfizer, Inc.	427,143	12,660,519
	Zoetis, Inc.	32,216	1,428,135
			69,050,222
	Professional Services 0.3%
	Dun & Bradstreet Corp. (The)	2,541	261,926
	Equifax, Inc.	8,332	952,265
	Nielsen Holdings PLC	25,603	1,348,254
	Robert Half International, Inc.	9,331	434,638
	Verisk Analytics, Inc. (a)	10,962	876,083
			3,873,166
	Real Estate Investment Trusts 2.7%
	American Tower Corp.	29,937	3,064,651
	Apartment Investment & Management Co. Class A	11,001	460,062
	AvalonBay Communities, Inc.	9,626	1,830,865
	Boston Properties, Inc.	10,801	1,372,591
	Crown Castle International Corp.	23,473	2,030,414
	Equinix, Inc.	4,866	1,609,235
	Equity Residential	25,788	1,934,874
	Essex Property Trust, Inc.	4,644	1,086,046
	Extra Space Storage, Inc.	8,832	825,439
	Federal Realty Investment Trust	4,920	767,766
	General Growth Properties, Inc.	40,950	1,217,443
	HCP, Inc.	32,705	1,065,529
	Host Hotels & Resorts, Inc.	52,859	882,745
	Iron Mountain, Inc.	13,513	458,226
	Kimco Realty Corp.	29,067	836,548
	Macerich Co. (The)	8,913	706,266
	ProLogis, Inc.	36,873	1,629,049
	Public Storage	10,401	2,868,908
	Realty Income Corp.	17,554	1,097,301
	Simon Property Group, Inc.	21,852	4,538,442
	SL Green Realty Corp.	7,012	679,323
	UDR, Inc.	18,928	729,296
	Ventas, Inc.	23,735	1,494,356
	Vornado Realty Trust	12,464	1,176,975
	Welltower, Inc.	25,081	1,739,116
	Weyerhaeuser Co.	55,432	1,717,283
			37,818,749
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	20,446	589,254

	Road & Rail 0.7%
	CSX Corp.	68,021	1,751,541
	J.B. Hunt Transport Services, Inc.	6,367	536,356
	Kansas City Southern	7,675	655,829
	Norfolk Southern Corp.	20,998	1,748,084
	Ryder System, Inc.	3,757	243,378
	Union Pacific Corp.	59,777	4,755,260
			9,690,448
	Semiconductors & Semiconductor Equipment 2.5%
	Analog Devices, Inc.	21,946	1,298,984
	Applied Materials, Inc.	79,856	1,691,350
	Broadcom, Ltd.	26,187	4,045,892
	First Solar, Inc. (a)	5,323	364,466
	Intel Corp.	333,627	10,792,833
	KLA-Tencor Corp.	10,967	798,507
	Lam Research Corp.	11,139	920,081
	Linear Technology Corp.	16,818	749,410
	Microchip Technology, Inc.	14,285	688,537
	Micron Technology, Inc. (a)	73,262	767,053
	NVIDIA Corp.	35,944	1,280,685
	Qorvo, Inc. (a)	9,072	457,320
	QUALCOMM, Inc.	105,709	5,405,958
	Skyworks Solutions, Inc.	13,443	1,047,210
	Texas Instruments, Inc.	70,995	4,076,533
	Xilinx, Inc.	18,072	857,155
			35,241,974
	Software 4.0%
	Activision Blizzard, Inc.	35,481	1,200,677
	Adobe Systems, Inc. (a)	35,079	3,290,410
	Autodesk, Inc. (a)	15,908	927,596
	CA, Inc.	20,776	639,693
	Citrix Systems, Inc. (a)	10,818	850,079
	Electronic Arts, Inc. (a)	21,858	1,445,032
	Intuit, Inc.	18,136	1,886,325
¤	Microsoft Corp.	558,586	30,850,705
	Oracle Corp.	222,507	9,102,761
	Red Hat, Inc. (a)	12,856	957,901
	Salesforce.com, Inc. (a)	44,539	3,288,314
	Symantec Corp.	42,995	790,248
			55,229,741
	Specialty Retail 2.4%
	Advance Auto Parts, Inc.	5,151	825,911
	AutoNation, Inc. (a)	5,368	250,578
	AutoZone, Inc. (a)	2,144	1,708,103
	Bed Bath & Beyond, Inc. (a)	11,737	582,625
	Best Buy Co., Inc.	19,895	645,394
	CarMax, Inc. (a)	13,822	706,304
	GameStop Corp. Class A	7,419	235,405
	Gap, Inc. (The)	16,111	473,663
	Home Depot, Inc. (The)	89,543	11,947,722
	L Brands, Inc.	17,913	1,572,941
	Lowe's Cos., Inc.	64,628	4,895,571
	O'Reilly Automotive, Inc. (a)	6,864	1,878,402
	Ross Stores, Inc.	28,483	1,649,166
	Signet Jewelers, Ltd.	5,593	693,700
	Staples, Inc.	45,264	499,262
	Tiffany & Co.	7,845	575,666
	TJX Cos., Inc. (The)	47,285	3,704,780
	Tractor Supply Co.	9,447	854,576
	Urban Outfitters, Inc. (a)	6,106	202,048
			33,901,817
	Technology Hardware, Storage & Peripherals 3.8%
¤	Apple, Inc. (b)	391,580	42,678,304
	EMC Corp.	137,508	3,664,588
	Hewlett Packard Enterprise Co.	121,231	2,149,426
	HP, Inc.	121,931	1,502,190
	NetApp, Inc.	20,560	561,082
	SanDisk Corp.	14,114	1,073,793
	Seagate Technology PLC	21,030	724,484
	Western Digital Corp.	16,296	769,823
			53,123,690
	Textiles, Apparel & Luxury Goods 0.9%
	Coach, Inc.	19,517	782,437
	Hanesbrands, Inc.	27,556	780,937
	Michael Kors Holdings, Ltd. (a)	12,672	721,797
	NIKE, Inc. Class B	95,335	5,860,243
	PVH Corp.	5,805	575,043
	Ralph Lauren Corp.	4,136	398,131
	Under Armour, Inc. Class A (a)	12,829	1,088,284
	VF Corp.	23,985	1,553,269
			11,760,141
	Tobacco 1.6%
	Altria Group, Inc.	138,277	8,664,437
	Philip Morris International, Inc.	109,421	10,735,294
	Reynolds American, Inc.	58,293	2,932,721
			22,332,452
	Trading Companies & Distributors 0.2%
	Fastenal Co.	20,374	998,326
	United Rentals, Inc. (a)	6,528	405,976
	W.W. Grainger, Inc.	4,063	948,426
			2,352,728
	Water Utilities 0.1%
	American Water Works Co., Inc.	12,572	866,588

	Total Common Stocks (Cost $508,491,902)		1,267,742,319	(c)

	Principal Amount
Short-Term Investments 8.6%
U.S. Government 8.6%
United States Treasury Bills 8.6%
0.163 - 0.279%, due 4/14/16 (d)	$96,300,000	96,292,886
0.216 - 0.275%, due 7/7/16 (d)	1,500,000	1,499,055
0.272 - 0.33%, due 7/7/16 (d)	11,000,000	10,993,070
0.306 - 0.329%, due 4/28/16 (b)(d)	10,200,000	10,197,525
Total Short-Term Investments (Cost $118,980,323)		118,982,536
Total Investments (Cost $627,472,225) (e)	100.0%	1,386,724,855
Other Assets, Less Liabilities	(0.0)‡	(94,582)
Net Assets	100.0%	$1,386,630,273

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of March 31, 2016, cost is $649,457,804 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$776,610,170
Gross unrealized depreciation	(39,343,119)
Net unrealized appreciation	$737,267,051

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)[3]
Standard & Poor’s 500 Index Mini	1,142	June 2016	$117,140,650	$4,043,758
			$117,140,650	$4,043,758

1.	As of March 31, 2016, cash in the amount of $500,000 was on deposit with a broker for futures transactions.

2.	The combined market value of common stocks and notional amount of Standard & Poor’s 500 Index futures contracts represents 99.9% of net assets.

3.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,267,742,319	$—	$—	$1,267,742,319
Short-Term Investments
U.S. Government	—	118,982,536	—	118,982,536
Total Investments in Securities	1,267,742,319	118,982,536	—	1,386,724,855
Other Financial Instruments
Futures Contracts Long (b)	4,043,758	—	—	4,043,758
Total Investments in Securities and Other Financial Instruments	$1,271,786,077	$118,982,536	$—	$1,390,768,613

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 0.1% †
	Corporate Bonds 0.1%
	Computers 0.1%
	Western Digital Corp. 10.50%, due 4/1/24 (a)	$900,000	$902,250
	Pharmaceuticals 0.0%‡
	Valeant Pharmaceuticals International, Inc. 5.875%, due 5/15/23 (a)	326,000	255,503
	Total Corporate Bonds (Cost $1,168,973)		1,157,753
		Shares
	Common Stocks 98.2%
	Aerospace & Defense 2.1%
¤	Boeing Co. (The)	111,300	14,128,422
	United Technologies Corp.	17,800	1,781,780
			15,910,202
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc. Class B	71,600	7,551,652

	Airlines 0.3%
	Southwest Airlines Co.	53,900	2,414,720

	Auto Components 0.6%
	Johnson Controls, Inc.	107,600	4,193,172

	Automobiles 0.7%
	General Motors Co.	167,408	5,261,634

	Banks 8.5%
	Bank of America Corp.	757,000	10,234,640
	Citigroup, Inc.	187,500	7,828,125
	Fifth Third Bancorp	250,300	4,177,507
¤	JPMorgan Chase & Co.	377,600	22,361,472
	PNC Financial Services Group, Inc.	61,600	5,209,512
	Royal Bank of Scotland Group PLC (b)	1,185,387	3,791,492
	U.S. Bancorp	60,000	2,435,400
	Wells Fargo & Co.	183,000	8,849,880
			64,888,028
	Beverages 1.1%
	Coca-Cola Co. (The)	10,600	491,734
	Diageo PLC	14,391	388,888
	PepsiCo., Inc.	74,400	7,624,512
			8,505,134
	Biotechnology 0.6%
	Gilead Sciences, Inc.	47,400	4,354,164

	Capital Markets 5.4%
	Ameriprise Financial, Inc.	89,700	8,432,697
	Bank of New York Mellon Corp. (The)	167,800	6,180,074
	Morgan Stanley	363,000	9,078,630
	Northern Trust Corp.	143,600	9,358,412
	Och-Ziff Capital Management Group LLC Class A	65,500	284,925
	State Street Corp.	138,200	8,087,464
			41,422,202
	Chemicals 2.0%
	CF Industries Holdings, Inc.	149,300	4,679,062
	E.I. du Pont de Nemours & Co.	168,100	10,644,092
			15,323,154
	Commercial Services & Supplies 1.2%
	Tyco International PLC	247,200	9,074,712

	Communications Equipment 2.2%
	Cisco Systems, Inc.	313,200	8,916,804
	Harris Corp.	104,300	8,120,798
			17,037,602
	Construction Materials 0.9%
	Vulcan Materials Co.	66,100	6,978,177

	Consumer Finance 1.3%
	American Express Co.	160,200	9,836,280

	Containers & Packaging 1.5%
	International Paper Co.	243,300	9,985,032
	WestRock Co.	26,098	1,018,605
			11,003,637
	Diversified Telecommunication Services 2.8%
	CenturyLink, Inc.	143,500	4,586,260
	Telefonica S.A.	325,639	3,650,605
¤	Verizon Communications, Inc.	247,075	13,361,816
			21,598,681
	Electric Utilities 6.1%
	Edison International	96,900	6,966,141
	Entergy Corp.	121,900	9,664,232
	Exelon Corp.	134,700	4,830,342
	FirstEnergy Corp.	236,000	8,488,920
	PG&E Corp.	142,900	8,533,988
	Xcel Energy, Inc.	189,200	7,912,344
			46,395,967
	Electrical Equipment 1.1%
	Emerson Electric Co.	157,700	8,575,726

	Electronic Equipment, Instruments & Components 0.2%
	TE Connectivity, Ltd.	20,000	1,238,400

	Food & Staples Retailing 0.9%
	Wal-Mart Stores, Inc.	97,900	6,705,171

	Food Products 1.8%
	Archer-Daniels-Midland Co.	220,800	8,017,248
	Kellogg Co.	59,700	4,570,035
	McCormick & Co., Inc.	9,900	984,852
			13,572,135
	Health Care Equipment & Supplies 0.5%
	Becton Dickinson & Co.	26,000	3,947,320

	Health Care Providers & Services 1.1%
	Anthem, Inc.	62,108	8,632,391

	Hotels, Restaurants & Leisure 1.8%
	Carnival Corp.	112,600	5,941,902
	Las Vegas Sands Corp.	145,600	7,524,608
			13,466,510
	Independent Power & Renewable Electricity Producers 1.2%
	AES Corp.	762,300	8,995,140

	Industrial Conglomerates 3.3%
¤	General Electric Co.	790,900	25,142,711

	Insurance 5.3%
	Chubb, Ltd.	18,258	2,175,441
	Loews Corp.	272,800	10,437,328
	Marsh & McLennan Cos., Inc.	174,800	10,626,092
	MetLife, Inc.	258,400	11,354,096
	Sun Life Financial, Inc.	41,700	1,345,659
	Willis Towers Watson PLC	19,743	2,342,704
	XL Group PLC	59,700	2,196,960
			40,478,280
	Leisure Products 1.3%
	Mattel, Inc.	281,600	9,467,392

	Machinery 3.5%
	Cummins, Inc.	37,400	4,111,756
	Deere & Co.	87,000	6,698,130
	Flowserve Corp.	23,300	1,034,753
	Illinois Tool Works, Inc.	79,900	8,184,956
	Pentair PLC	126,100	6,842,186
			26,871,781
	Media 3.8%
	Comcast Corp. Class A	136,900	8,361,852
	News Corp. Class A	378,000	4,827,060
	Time Warner, Inc.	12,200	885,110
	Twenty-First Century Fox, Inc. Class A	35,900	1,000,892
	Twenty-First Century Fox, Inc. Class B	311,800	8,792,760
	Viacom, Inc. Class B	14,100	582,048
	Walt Disney Co. (The)	43,700	4,339,847
			28,789,569
	Metals & Mining 1.1%
	Nucor Corp.	168,400	7,965,320

	Multi-Utilities 1.2%
	NiSource, Inc.	388,500	9,153,060

	Multiline Retail 1.6%
	Kohl's Corp.	148,800	6,935,568
	Macy's, Inc.	122,500	5,401,025
			12,336,593
	Oil, Gas & Consumable Fuels 11.6%
	Anadarko Petroleum Corp.	54,600	2,542,722
¤	Apache Corp.	246,200	12,017,022
	Canadian Natural Resources, Ltd.	336,000	9,072,000
	Chevron Corp.	81,700	7,794,180
	Columbia Pipeline Group, Inc.	214,000	5,371,400
	EQT Corp.	22,800	1,533,528
¤	Exxon Mobil Corp.	227,100	18,983,289
	Hess Corp.	132,000	6,949,800
	Occidental Petroleum Corp.	83,000	5,679,690
¤	Royal Dutch Shell PLC Class A, Sponsored ADR	275,200	13,333,440
	Total S.A.	115,247	5,253,450
			88,530,521
	Personal Products 0.2%
	Avon Products, Inc.	352,900	1,697,449

	Pharmaceuticals 7.1%
	Bristol-Myers Squibb Co.	141,000	9,007,080
	GlaxoSmithKline PLC	257,550	5,223,073
¤	Johnson & Johnson	143,600	15,537,520
	Merck & Co., Inc.	170,300	9,010,573
¤	Pfizer, Inc.	520,500	15,427,620
			54,205,866
	Real Estate Investment Trusts 1.7%
	Macerich Co. (The)	12,700	1,006,348
	Rayonier, Inc.	179,400	4,427,592
	Weyerhaeuser Co.	236,400	7,323,672
			12,757,612
	Road & Rail 1.2%
	Canadian Pacific Railway, Ltd.	28,800	3,821,472
	Union Pacific Corp.	67,200	5,345,760
			9,167,232
	Semiconductors & Semiconductor Equipment 4.4%
	Analog Devices, Inc.	105,100	6,220,869
	Applied Materials, Inc.	485,500	10,282,890
	QUALCOMM, Inc.	182,300	9,322,822
	Texas Instruments, Inc.	136,900	7,860,798
			33,687,379
	Software 2.4%
	CA, Inc.	117,800	3,627,062
¤	Microsoft Corp.	262,800	14,514,444
			18,141,506
	Specialty Retail 0.3%
	Staples, Inc.	196,200	2,164,086

	Technology Hardware, Storage & Peripherals 0.8%
	EMC Corp.	75,800	2,020,070
	Western Digital Corp.	87,300	4,124,052
			6,144,122
	Tobacco 0.2%
	Philip Morris International, Inc.	17,900	1,756,169

	Wireless Telecommunication Services 0.3%
	Vodafone Group PLC	675,809	2,147,034

	Total Common Stocks (Cost $699,979,909)		747,485,593

	Principal Amount
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $15,672,514 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $15,665,000 and a Market Value of $15,988,091)	$15,672,501	15,672,501
Total Short-Term Investment (Cost $15,672,501)		15,672,501
Total Investments (Cost $716,821,383) (c)	100.4%	764,315,847
Other Assets, Less Liabilities	(0.4)	(2,855,971)
Net Assets	100.0%	$761,459,876

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	As of March 31, 2016, cost was $717,923,345 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$91,296,306
Gross unrealized depreciation	(44,903,804)
Net unrealized appreciation	$46,392,502

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Corporate Bonds	$—	$1,157,753	$—	$1,157,753
Common Stocks	747,485,593	—	—	747,485,593
Short-Term Investment
Repurchase Agreement	—	15,672,501	—	15,672,501
Total Investments in Securities	$747,485,593	$16,830,254	$—	$764,315,847

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 90.0%†
	Asset-Backed Securities 0.1%
	Home Equity 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.496%, due 10/25/36 (a)		$57,988	$54,825
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.506%, due 5/25/37 (a)		33,643	22,813
	First NLC Trust Series 2007-1, Class A1 0.506%, due 8/25/37 (a)(b)		88,484	41,294
	GSAA Home Equity Trust Series 2006-14, Class A1 0.486%, due 9/25/36 (a)		188,166	91,178
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.566%, due 4/25/37 (a)		20,913	20,191
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.536%, due 4/25/37 (a)		859	550
	JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.536%, due 3/25/47 (a)		33,993	19,325
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.486%, due 11/25/36 (a)		23,107	9,634
	Morgan Stanley ABS Capital I Trust
	Series 2006-HE6, Class A2B 0.536%, due 9/25/36 (a)		81,348	33,334
	Series 2006-HE8, Class A2B 0.536%, due 10/25/36 (a)		41,929	21,709
	Series 2007-HE4, Class A2A 0.546%, due 2/25/37 (a)		21,895	9,220
	Series 2007-NC2, Class A2FP 0.586%, due 2/25/37 (a)		83,396	42,210
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		203,447	93,167
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.526%, due 5/25/37 (a)		99,802	56,729
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.516%, due 6/25/37 (a)		86,412	48,921
	Series 2006-EQ2, Class A2 0.546%, due 1/25/37 (a)		54,199	36,588
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.546%, due 9/25/37 (a)		568,941	233,399
				835,087
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.949%, due 5/25/29 (a)		233,290	224,576

	Total Asset-Backed Securities (Cost $1,494,897)			1,059,663

	Convertible Bonds 0.7%
	Airlines 0.1%
	AirTran Holdings, Inc. 5.25%, due 11/1/16		250,000	761,094

	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.625%, due 5/1/16		90,000	370,350

	Commercial Services 0.0%‡
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19		240,000	238,200

	Health Care - Products 0.2%
	Danaher Corp. (zero coupon), due 1/22/21		266,000	733,163
	Teleflex, Inc. 3.875%, due 8/1/17		322,000	823,716
				1,556,879
	Health Care - Services 0.0%‡
	Anthem, Inc. 2.75%, due 10/15/42		160,000	307,100

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18		310,000	583,962

	Internet 0.1%
	Priceline Group, Inc. (The) 1.00%, due 3/15/18		305,000	438,628
	Yahoo!, Inc. (zero coupon), due 12/1/18		275,000	273,110
				711,738
	Oil & Gas Services 0.0%‡
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32		381,000	301,942

	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		295,000	385,344

	Real Estate Investment Trusts 0.0%‡
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)		250,000	320,625

	Software 0.0%‡
	Salesforce.com, Inc. 0.25%, due 4/1/18		190,000	235,600

	Total Convertible Bonds (Cost $3,976,753)			5,772,834

	Corporate Bonds 73.6%
	Advertising 0.5%
	Lamar Media Corp.
	5.00%, due 5/1/23		900,000	936,558
	5.375%, due 1/15/24		2,925,000	3,050,190
				3,986,748
	Aerospace & Defense 1.2%
	KLX, Inc. 5.875%, due 12/1/22 (b)		3,685,000	3,666,575
	Orbital ATK, Inc. 5.50%, due 10/1/23 (b)		2,045,000	2,147,250
	TransDigm, Inc.
	6.00%, due 7/15/22 (d)		2,700,000	2,689,875
	7.50%, due 7/15/21		300,000	314,250
	Triumph Group, Inc. 4.875%, due 4/1/21		1,975,000	1,792,115
				10,610,065
	Agriculture 0.5%
	Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,500,536

	Airlines 0.9%
	American Airlines Pass-Through Trust 4.00%, due 3/22/29		1,000,000	1,005,000
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		659,969	729,266
	Series 2003-ERJ1 7.875%, due 1/2/20		131,368	136,623
	Series 2004-ERJ1 9.558%, due 3/1/21		12,994	13,940
	Series 2005-ERJ1 9.798%, due 10/1/22		475,785	518,605
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20		221,558	236,513
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20		53,235	56,962
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		66,779	74,792
	U.S. Airways Group, Inc.
	Series 2012-1 Class A, Pass Through Trust 5.90%, due 4/1/26		1,560,485	1,743,842
	Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		1,170,650	1,287,715
	United Airlines, Inc.
	Series 2014-2 Class B, Pass Through Trust 4.625%, due 3/3/24		1,664,156	1,647,515
	Series 2009-2, Class A 9.75%, due 7/15/18		59,790	62,790
				7,513,563
	Auto Manufacturers 1.1%
	Ford Holdings LLC 9.30%, due 3/1/30		215,000	285,237
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	61,907
	7.45%, due 7/16/31		614,000	799,944
	8.90%, due 1/15/32		135,000	175,521
	9.98%, due 2/15/47		133,000	188,592
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		1,584,000	1,881,068
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		4,000,000	3,927,480
	Navistar International Corp. 8.25%, due 11/1/21		3,215,000	2,346,950
				9,666,699
	Auto Parts & Equipment 1.9%
	Dana Holding Corp. 5.375%, due 9/15/21		3,950,000	3,930,250
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		2,500,000	2,681,250
	MPG Holdco I, Inc. 7.375%, due 10/15/22		3,335,000	3,301,650
	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (b)		2,000,000	2,050,000
	4.75%, due 5/15/23 (b)		1,370,000	1,376,850
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		3,380,000	3,447,600
				16,787,600
	Banks 9.7%
¤	Bank of America Corp.
	1.294%, due 5/6/19 (a)	EUR	1,000,000	1,133,405
	5.00%, due 1/21/44		$1,605,000	1,771,361
	5.125%, due 12/29/49 (a)		2,010,000	1,899,450
	5.625%, due 7/1/20		1,390,000	1,561,961
	5.875%, due 2/7/42		465,000	563,533
	6.11%, due 1/29/37		1,438,000	1,653,522
	6.30%, due 12/29/49 (a)		1,810,000	1,864,300
	7.625%, due 6/1/19		95,000	110,559
	8.57%, due 11/15/24		455,000	588,639
¤	Bank of America Corp. (MTN) 4.875%, due 4/1/44		515,000	561,179
	Barclays Bank PLC 5.14%, due 10/14/20		2,463,000	2,628,984
	Capital One Financial Corp. 5.55%, due 12/29/49 (a)(d)		4,990,000	4,990,000
	CIT Group, Inc.
	3.875%, due 2/19/19		810,000	807,975
	4.25%, due 8/15/17		1,930,000	1,963,987
	5.25%, due 3/15/18		1,780,000	1,841,410
¤	Citigroup, Inc.
	2.50%, due 7/29/19		2,540,000	2,574,138
	4.65%, due 7/30/45		1,890,000	1,979,272
	6.30%, due 12/29/49 (a)		4,290,000	4,120,472
	Citizens Financial Group, Inc.
	4.15%, due 9/28/22 (b)		1,450,000	1,503,912
	4.30%, due 12/3/25		2,420,000	2,501,578
	Discover Bank
	7.00%, due 4/15/20		1,005,000	1,142,783
	8.70%, due 11/18/19		420,000	489,212
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,813,000	2,901,399
	4.80%, due 7/8/44		2,700,000	2,823,107
	6.75%, due 10/1/37		4,225,000	5,046,492
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,910,000	3,972,724
	JPMorgan Chase & Co.
	4.95%, due 6/1/45		1,025,000	1,081,855
	6.125%, due 12/29/49 (a)		2,660,000	2,723,175
	6.40%, due 5/15/38		920,000	1,222,001
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	1,400,000	2,007,315
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$2,000,000	2,061,754
¤	Morgan Stanley
	4.30%, due 1/27/45		3,710,000	3,733,154
	4.875%, due 11/1/22		1,931,000	2,092,132
	5.00%, due 11/24/25		3,450,000	3,733,652
	5.45%, due 7/29/49 (a)		2,600,000	2,457,000
	6.375%, due 7/24/42		595,000	780,055
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		3,194,000	3,070,680
	6.125%, due 12/15/22		970,000	1,028,943
	Wachovia Corp. 5.50%, due 8/1/35		655,000	730,225
	Wells Fargo & Co.
	4.90%, due 11/17/45		115,000	123,434
	5.375%, due 11/2/43		775,000	875,989
	5.90%, due 12/29/49 (a)		3,005,000	3,045,381
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		300,000	365,287
	Wells Fargo Capital X 5.95%, due 12/1/86		1,275,000	1,297,695
				85,425,081
	Beverages 1.0%
¤	Anheuser-Busch InBev Finance, Inc.
	3.65%, due 2/1/26		4,185,000	4,401,000
	4.90%, due 2/1/46		2,000,000	2,235,124
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,147,250
				8,783,374
	Biotechnology 0.7%
	Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,765,398
	Gilead Sciences, Inc. 4.50%, due 2/1/45		2,000,000	2,118,418
				5,883,816
	Building Materials 2.2%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		1,252,000	945,260
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25 (d)		4,630,000	4,711,122
	Masco Corp.
	4.375%, due 4/1/26		1,745,000	1,776,602
	7.125%, due 3/15/20		1,100,000	1,266,375
	Masonite International Corp. 5.625%, due 3/15/23 (b)		4,000,000	4,180,000
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		3,430,000	3,481,450
	USG Corp.
	5.50%, due 3/1/25 (b)		320,000	332,800
	5.875%, due 11/1/21 (b)		1,451,000	1,516,295
	6.30%, due 11/15/16		280,000	287,000
	9.75%, due 1/15/18		582,000	650,967
				19,147,871
	Chemicals 0.8%
	Ashland, Inc. 4.75%, due 8/15/22		2,525,000	2,562,875
	Dow Chemical Co. (The) 8.55%, due 5/15/19		197,000	234,333
	Hexion, Inc.
	6.625%, due 4/15/20		985,000	817,550
	8.875%, due 2/1/18		690,000	472,650
	Huntsman International LLC 5.125%, due 11/15/22 (b)		925,000	897,250
	W.R. Grace & Co. 5.125%, due 10/1/21 (b)		1,725,000	1,794,000
				6,778,658
	Commercial Services 1.7%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		2,014,000	1,907,006
	5.50%, due 4/1/23		3,445,000	3,341,650
	Hertz Corp. (The) 6.25%, due 10/15/22		2,245,000	2,245,000
	Service Corp. International 5.375%, due 1/15/22		3,699,000	3,865,455
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,341,563
	5.75%, due 11/15/24		1,000,000	1,000,000
	6.125%, due 6/15/23		1,489,000	1,537,392
				15,238,066
	Computers 0.5%
	NCR Corp.
	5.00%, due 7/15/22		3,545,000	3,509,550
	6.375%, due 12/15/23		1,300,000	1,339,000
				4,848,550
	Diversified Financial Services 0.1%
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		560,000	560,619

	Electric 1.6%
	Calpine Corp. 5.75%, due 1/15/25		4,300,000	4,128,000
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)		1,494,000	1,694,765
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		3,160,000	3,293,602
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		1,455,000	1,583,759
	5.292%, due 6/15/22 (c)		795,000	889,220
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	655,119
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		2,689,000	2,178,090
				14,422,555
	Entertainment 1.3%
	International Game Technology PLC 6.25%, due 2/15/22 (b)		800,000	813,840
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		422,000	434,660
	8.875%, due 6/15/20		2,750,000	2,880,625
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,321,000	1,354,025
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		3,000,000	3,288,750
	8.75%, due 5/15/20		975,000	1,010,344
	Scientific Games International, Inc.
	7.00%, due 1/1/22 (b)		185,000	188,700
	10.00%, due 12/1/22		1,925,000	1,559,250
				11,530,194
	Finance - Auto Loans 0.7%
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,175,000	3,127,375
	8.00%, due 11/1/31		2,565,000	2,924,100
				6,051,475
	Finance - Consumer Loans 1.8%
	Navient Corp.
	5.00%, due 10/26/20		510,000	462,825
	8.00%, due 3/25/20		1,598,000	1,590,010
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		4,665,000	4,641,675
	Springleaf Finance Corp.
	5.25%, due 12/15/19		1,140,000	1,088,700
	6.00%, due 6/1/20 (d)		2,050,000	1,968,000
	7.75%, due 10/1/21		1,940,000	1,903,334
	Synchrony Financial 4.50%, due 7/23/25		4,000,000	4,114,344
				15,768,888
	Finance - Credit Card 0.0%‡
	Discover Financial Services 3.85%, due 11/21/22		300,000	297,108

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		552,000	554,017
	6.45%, due 6/8/27		750,000	790,483
				1,344,500
	Finance - Leasing Companies 0.6%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20		3,585,000	3,674,625
	International Lease Finance Corp. 5.875%, due 4/1/19		1,385,000	1,462,906
				5,137,531
	Food 1.9%
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		2,151,000	2,129,342
	Kraft Foods Group, Inc. 5.00%, due 6/4/42		1,840,000	2,002,921
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (b)		2,252,000	2,480,936
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		2,705,000	2,715,144
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		490,000	520,625
	7.75%, due 7/1/17		794,000	842,632
	Sysco Corp. 3.30%, due 7/15/26		1,735,000	1,759,819
	Whole Foods Market, Inc. 5.20%, due 12/3/25 (b)		4,210,000	4,411,693
				16,863,112
	Food Services 0.3%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,575,000	2,655,469

	Forest Products & Paper 0.4%
	Domtar Corp. 10.75%, due 6/1/17		201,000	219,346
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,180,000	2,810,824
	International Paper Co. 7.30%, due 11/15/39		157,000	186,883
				3,217,053
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19		1,360,000	1,390,600
	6.50%, due 5/20/21		168,000	170,520
				1,561,120
	Hand & Machine Tools 0.1%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		750,000	690,000

	Health Care - Products 1.7%
	Alere, Inc.
	6.50%, due 6/15/20		2,868,000	2,922,492
	7.25%, due 7/1/18		1,000,000	1,042,500
	Greatbatch, Ltd. 9.125%, due 11/1/23 (b)		2,705,000	2,681,331
	Hologic, Inc. 5.25%, due 7/15/22 (b)		3,840,000	4,003,200
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		1,190,000	975,800
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (b)		425,000	398,225
	5.75%, due 8/1/22 (b)		1,405,000	1,294,356
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,206,685
				14,524,589
	Health Care - Services 2.0%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		3,825,000	3,872,812
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		2,525,000	2,635,469
	HCA, Inc.
	5.00%, due 3/15/24		3,450,000	3,529,781
	5.875%, due 3/15/22		1,000,000	1,082,500
	7.50%, due 2/15/22		1,350,000	1,528,875
	Tenet Healthcare Corp.
	4.134%, due 6/15/20 (a)(b)		3,250,000	3,225,625
	6.00%, due 10/1/20 (d)		1,545,000	1,645,425
				17,520,487
	Home Builders 3.7%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		1,114,000	985,890
	7.25%, due 2/1/23		1,250,000	975,000
	8.125%, due 6/15/16		186,000	188,585
	CalAtlantic Group, Inc.
	6.25%, due 12/15/21		1,150,000	1,233,375
	8.375%, due 5/15/18 (d)		885,000	984,563
	8.375%, due 1/15/21		1,100,000	1,278,750
	D.R. Horton, Inc. 3.75%, due 3/1/19		3,350,000	3,417,000
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		1,365,000	897,488
	7.25%, due 10/15/20 (b)		2,785,000	2,297,625
	KB Home
	7.50%, due 9/15/22		820,000	824,100
	8.00%, due 3/15/20		1,925,000	2,016,438
	Lennar Corp.
	4.50%, due 6/15/19		2,125,000	2,194,062
	4.50%, due 11/15/19		1,300,000	1,352,000
	6.95%, due 6/1/18		46,000	49,565
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,321,937
	5.625%, due 2/1/20		1,072,000	1,085,400
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		4,495,000	4,433,194
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,430,450
	TRI Pointe Holdings, Inc. 4.375%, due 6/15/19 (d)		4,230,000	4,198,275
				32,163,697
	Household Products & Wares 0.3%
	Spectrum Brands, Inc.
	5.75%, due 7/15/25		1,265,000	1,344,062
	6.375%, due 11/15/20		1,028,000	1,082,484
				2,426,546
	Housewares 0.7%
	Newell Rubbermaid, Inc. 3.85%, due 4/1/23		6,000,000	6,222,666

	Insurance 4.0%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		3,047,000	3,305,995
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,895,000	3,928,376
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		2,495,000	2,170,650
	Genworth Holdings, Inc.
	4.90%, due 8/15/23 (d)		1,835,000	1,362,487
	6.15%, due 11/15/66 (a)		1,350,000	428,625
	7.20%, due 2/15/21		450,000	387,000
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)		102,000	111,180
	10.75%, due 6/15/88 (a)(b)		987,000	1,445,955
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		7,583,000	4,966,865
	Markel Corp. 5.00%, due 4/5/46		2,600,000	2,615,764
	Oil Insurance, Ltd. 3.611%, due 12/29/49 (a)(b)		1,648,000	1,483,200
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (b)		1,046,000	1,509,398
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		138,000	131,618
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,102,088
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		1,245,000	1,268,033
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		129,000	128,763
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,655,000	2,194,656
	Voya Financial, Inc.
	2.90%, due 2/15/18		495,000	502,625
	5.50%, due 7/15/22		1,110,000	1,241,608
	XLIT, Ltd.
	4.45%, due 3/31/25		2,665,000	2,638,894
	6.50%, due 10/29/49 (a)		1,516,000	1,049,830
				34,973,610
	Iron & Steel 1.0%
	AK Steel Corp.
	7.625%, due 5/15/20		800,000	500,000
	7.625%, due 10/1/21		2,860,000	1,630,200
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		157,000	120,890
	ArcelorMittal
	7.25%, due 2/25/22		1,575,000	1,558,462
	8.00%, due 10/15/39		1,500,000	1,305,000
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		760,000	220,400
	5.95%, due 1/15/18		751,000	360,480
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	2,105,250
	United States Steel Corp. 7.375%, due 4/1/20		1,750,000	1,365,000
				9,165,682
	Leisure Time 0.5%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		1,725,000	1,759,500
	Royal Caribbean Cruises, Ltd.
	5.25%, due 11/15/22		1,850,000	1,951,750
	7.25%, due 3/15/18		600,000	646,320
				4,357,570
	Lodging 1.6%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (b)		1,601,000	1,661,037
	MGM Resorts International
	6.00%, due 3/15/23		1,650,000	1,707,750
	6.75%, due 10/1/20		1,194,000	1,291,908
	8.625%, due 2/1/19		475,000	540,313
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		185,000	201,954
	7.15%, due 12/1/19		1,334,000	1,544,709
¤	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (b)		1,150,000	1,035,000
	5.375%, due 3/15/22		3,275,000	3,302,641
	5.50%, due 3/1/25 (b)		2,790,000	2,629,575
				13,914,887
	Machinery - Construction & Mining 0.3%
	Terex Corp. 6.00%, due 5/15/21		2,465,000	2,384,888

	Machinery - Diversified 1.0%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		4,355,000	4,338,669
	Zebra Technologies Corp. 7.25%, due 10/15/22 (d)		3,775,000	4,095,875
				8,434,544
	Media 3.0%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (b)		4,400,000	4,329,952
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, due 3/15/21		575,000	595,125
	CCO Safari II LLC 4.464%, due 7/23/22 (b)		4,270,000	4,463,294
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		3,006,000	2,990,970
	Series B 7.625%, due 3/15/20		1,300,000	1,192,750
	Cox Communications, Inc. 6.95%, due 6/1/38 (b)		509,000	514,038
	DISH DBS Corp.
	4.25%, due 4/1/18		2,500,000	2,561,975
	6.75%, due 6/1/21		1,400,000	1,445,500
	iHeartCommunications, Inc.
	9.00%, due 12/15/19		1,000,000	740,000
	9.00%, due 3/1/21		3,330,000	2,318,513
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	946,171
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		2,090,000	2,116,125
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		2,025,000	2,085,750
				26,300,163
	Mining 0.3%
	Aleris International, Inc. 7.875%, due 11/1/20		1,372,000	1,159,340
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,000,000	1,183,341
				2,342,681
	Miscellaneous - Manufacturing 1.1%
	Amsted Industries, Inc.
	5.00%, due 3/15/22 (b)		1,860,000	1,846,050
	5.375%, due 9/15/24 (b)		2,100,000	2,018,625
	Bombardier, Inc. 6.00%, due 10/15/22 (b)		945,000	708,750
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		2,665,000	2,278,575
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		3,720,000	2,678,400
				9,530,400
	Oil & Gas 2.6%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	2,435,183
	Berry Petroleum Co. LLC 6.75%, due 11/1/20		323,000	58,140
	CHC Helicopter S.A. 9.25%, due 10/15/20		2,257,200	953,667
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		1,975,000	1,905,875
	Concho Resources, Inc.
	5.50%, due 4/1/23		700,000	686,000
	6.50%, due 1/15/22		500,000	498,750
	7.00%, due 1/15/21		3,000	3,030
	Denbury Resources, Inc. 6.375%, due 8/15/21		2,035,000	956,450
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (b)		700,000	666,750
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		4,348,000	4,500,180
	Parker Drilling Co. 6.75%, due 7/15/22		2,090,000	1,504,800
	Precision Drilling Corp.
	6.50%, due 12/15/21		483,000	367,080
	6.625%, due 11/15/20		882,000	705,600
	Sanchez Energy Corp. 6.125%, due 1/15/23		2,670,000	1,441,800
	SM Energy Co.
	5.00%, due 1/15/24		1,300,000	899,847
	6.125%, due 11/15/22		2,445,000	1,782,405
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		880,000	877,800
	6.375%, due 4/1/23 (b)		2,215,000	2,216,373
				22,459,730
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.75%, due 2/15/19 (d)		920,000	293,250
	CGG S.A. 6.50%, due 6/1/21		1,950,000	789,750
	PHI, Inc. 5.25%, due 3/15/19		1,045,000	924,825
				2,007,825
	Packaging & Containers 3.0%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		1,900,000	1,999,750
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (b)		3,945,000	3,816,787
	Ball Corp. 5.00%, due 3/15/22		3,525,000	3,683,625
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,500,000	1,530,000
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	2,150,000	2,599,390
	MeadWestvaco Corp. 7.375%, due 9/1/19		$900,000	1,029,494
	Novelis, Inc.
	8.375%, due 12/15/17		386,000	392,562
	8.75%, due 12/15/20		1,642,000	1,657,271
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		4,030,000	4,120,997
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19		475,000	491,625
	8.50%, due 5/15/18		625,000	625,000
	9.875%, due 8/15/19		826,000	855,426
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		1,875,000	1,950,000
	5.50%, due 9/15/25 (b)		1,260,000	1,321,425
				26,073,352
	Pharmaceuticals 1.2%
	Actavis Funding SCS 3.45%, due 3/15/22 (d)		4,165,000	4,323,924
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (b)		1,855,000	1,739,063
	Mylan N.V. 3.00%, due 12/15/18 (b)		4,400,000	4,460,381
				10,523,368
	Pipelines 1.5%
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (b)		2,795,000	2,068,300
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		3,430,000	3,438,853
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		818,000	881,203
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19		750,000	708,285
	5.00%, due 1/15/18		1,600,000	1,596,000
	5.25%, due 5/1/23		950,000	876,375
	6.375%, due 8/1/22		861,000	830,865
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20		3,249,000	3,220,571
				13,620,452
	Private Equity 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,310,000	1,243,190
	6.00%, due 8/1/20		2,670,000	2,596,575
				3,839,765
	Real Estate Investment Trusts 2.0%
	Crown Castle International Corp. 3.40%, due 2/15/21		4,290,000	4,353,930
	Equinix, Inc.
	5.75%, due 1/1/25		2,000,000	2,100,000
	5.875%, due 1/15/26		2,275,000	2,398,987
	GEO Group, Inc. (The) 6.625%, due 2/15/21		3,829,000	3,963,015
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	320,986
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	1,625,000	2,363,079
	Iron Mountain, Inc.
	5.75%, due 8/15/24		$1,635,000	1,675,875
	6.00%, due 10/1/20 (b)		267,000	281,351
	6.00%, due 8/15/23		340,000	357,000
				17,814,223
	Retail 2.2%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		950,000	973,750
	AutoNation, Inc. 6.75%, due 4/15/18		830,000	890,918
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		4,705,000	4,987,300
	L Brands, Inc. 5.625%, due 2/15/22		2,390,000	2,603,714
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,300,000	1,336,739
	O Reilly Automotive, Inc. 3.55%, due 3/15/26		3,000,000	3,086,484
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,286,382
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		3,395,000	3,276,175
	5.75%, due 3/1/25		105,000	100,275
				19,541,737
	Semiconductors 2.1%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		2,300,000	2,380,500
	6.00%, due 1/15/22 (b)		2,909,000	3,083,540
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (b)		4,500,000	4,618,125
	Qorvo, Inc.
	6.75%, due 12/1/23 (b)		2,500,000	2,581,250
	7.00%, due 12/1/25 (b)		1,700,000	1,768,000
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		3,890,000	3,919,175
				18,350,590
	Software 0.9%
	First Data Corp.
	5.00%, due 1/15/24 (b)		1,475,000	1,476,844
	5.375%, due 8/15/23 (b)		1,300,000	1,332,500
	7.00%, due 12/1/23 (b)		519,000	524,190
	MSCI, Inc. 5.75%, due 8/15/25 (b)		4,005,000	4,215,262
				7,548,796
	Telecommunications 3.7%
	CenturyLink, Inc. 5.80%, due 3/15/22		3,250,000	3,126,825
	CommScope Holding Co., Inc. 6.625% (6.625% Cash or 7.375% PIK), due 6/1/20 (b)(e)		1,750,000	1,793,750
	CommScope, Inc.
	4.375%, due 6/15/20 (b)		1,600,000	1,644,000
	5.00%, due 6/15/21 (b)		1,563,000	1,574,723
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		900,000	991,125
	7.625%, due 6/15/21		1,398,000	1,558,770
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		2,500,000	2,354,687
	Sprint Capital Corp.
	6.90%, due 5/1/19		738,000	640,215
	8.75%, due 3/15/32		1,830,000	1,431,975
	Sprint Corp. 7.25%, due 9/15/21		1,000,000	763,750
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		1,200,000	1,225,500
	6.125%, due 1/15/22 (d)		3,050,000	3,149,125
	6.542%, due 4/28/20		1,235,000	1,275,138
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		305,000	319,674
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,945,803
	5.462%, due 2/16/21		279,000	316,959
¤	Verizon Communications, Inc.
	3.00%, due 11/1/21		2,635,000	2,737,823
	3.50%, due 11/1/24		2,505,000	2,628,271
	5.15%, due 9/15/23		1,722,000	1,987,555
	ViaSat, Inc. 6.875%, due 6/15/20		1,255,000	1,303,631
				32,769,299
	Transportation 0.8%
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		2,525,000	1,515,000
	5.875%, due 4/1/20		659,000	398,695
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		5,025,000	4,880,531
				6,794,226
	Total Corporate Bonds (Cost $666,558,674)			644,876,024

	Foreign Bonds 0.3%
	Ireland 0.2%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	1,600,000	1,832,019

	United Kingdom 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	721,497
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	222,000	252,343
				973,840
	Total Foreign Bonds (Cost $3,156,854)			2,805,859

	Loan Assignments 15.3% (f)
	Advertising 1.4%
	Outfront Media Capital LLC Term Loan B 3.00%, due 2/1/21		$6,093,750	6,051,855
	USAGM HoldCo LLC
	2015 Term Loan 4.75%, due 7/28/22		3,117,188	3,008,086
	2015 2nd Lien Term Loan 9.50%, due 7/28/23		3,125,000	2,828,125
				11,888,066
	Aerospace & Defense 0.1%
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20		434,546	428,571

	Auto Manufacturers 0.3%
	Navistar International Corp. Term Loan B 6.50%, due 8/7/20		2,992,500	2,718,187

	Auto Parts & Equipment 0.6%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		2,688,125	2,684,765
	TI Group Automotive Systems LLC 2015 USD Term Loan 4.50%, due 6/30/22		2,711,375	2,684,261
				5,369,026
	Building Materials 0.5%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20		3,607,785	3,580,727
	2nd Lien Term Loan 7.00%, due 3/26/21		574,737	574,018
				4,154,745
	Chemicals 1.5%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		5,911,858	5,865,674
	ECO Services Operations LLC Term Loan B 4.75%, due 12/1/21		987,500	957,875
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17		6,425,192	6,352,909
				13,176,458
	Commercial Services 0.9%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		2,178,082	2,000,205
	KAR Auction Services, Inc. Term Loan B2 3.938%, due 3/11/21		2,451,362	2,451,362
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		3,474,669	2,979,529
				7,431,096
	Entertainment 0.7%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 6/15/18		949,910	916,367
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		5,513,175	5,333,996
				6,250,363
	Food Services 0.2%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		1,816,070	1,809,260

	Hand & Machine Tools 0.2%
	Milacron LLC Term Loan B 4.50%, due 9/28/20		1,980,822	1,961,014

	Health Care - Products 0.4%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		4,191,175	3,845,403

	Health Care - Services 1.2%
	Amsurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21		3,930,000	3,926,726
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		982,500	983,422
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		5,647,544	5,588,244
				10,498,392
	Household Products & Wares 0.9%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22		1,741,250	1,662,894
¤	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		6,382,973	6,382,973
				8,045,867
	Internet 0.5%
	Match Group, Inc. Term Loan B1 5.50%, due 11/16/22		4,196,875	4,207,367

	Iron & Steel 0.6%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		5,325,682	5,152,597

	Lodging 0.9%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		1,412,153	1,410,640
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		5,569,895	5,567,806
	MGM Resorts International Term Loan B 3.50%, due 12/20/19		727,453	725,331
				7,703,777
	Machinery - Construction & Mining 0.3%
	Terex Corp. 2015 USD Term Loan TBD, due 12/7/22		3,000,000	2,932,500

	Machinery - Diversified 0.5%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		4,460,710	4,319,921

	Media 0.4%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/4/21		1,957,261	1,947,169
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23		1,622,704	1,607,491
				3,554,660
	Miscellaneous - Manufacturing 0.2%
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21		1,883,374	1,772,726

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20		1,035,056	971,104

	Real Estate 0.7%
¤	Realogy Corp. New Term Loan B 3.75%, due 3/5/20		6,405,626	6,393,615

	Retail 0.1%
	Dollar Tree, Inc. Term Loan B1 3.50%, due 7/6/22		944,539	944,876

	Semiconductors 0.5%
	Avago Technologies Cayman Ltd. 2016 USD Term Loan B1 4.25%, due 2/1/23		4,250,000	4,225,801

	Software 0.3%
	First Data Corp.
	Extended 2021 Term Loan TBD, due 3/24/21		2,000,000	1,993,750
	New 2018 Extended Term Loan 3.932%, due 3/24/18		807,283	805,018
				2,798,768
	Telecommunications 1.3%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		500,000	465,938
¤	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		6,600,000	6,583,500
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21		4,365,913	4,341,900
				11,391,338
	Total Loan Assignments (Cost $136,488,636)			133,945,498

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.792%, due 11/25/35 (g)		52,198	45,962
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.807%, due 7/25/36 (g)		34,434	32,910

	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		19,793	18,815
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.193%, due 11/25/36 (g)		33,472	28,802
	Total Mortgage-Backed Securities (Cost $122,084)			126,489
	Total Long-Term Bonds (Cost $811,797,898)			788,586,367

		Shares
	Common Stocks 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.	11,933	375,054

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc.	1,271	133,722

	Total Common Stocks (Cost $499,831)		508,776

	Convertible Preferred Stocks 0.1%
	Banks 0.1%
¤	Bank of America Corp. 7.25% Series L	400	455,200
	Wells Fargo & Co. 7.50% Series L	400	482,004
			937,204
	Total Convertible Preferred Stocks (Cost $828,353)		937,204

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $18.33 Expires 7/10/19 (h)	3,655	49,927

Total Warrants (Cost $63,451)		49,927

	Principal Amount
Short-Term Investment 10.9%
Repurchase Agreement 10.9%
Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $95,835,522 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 1/31/19, with a Principal Amount of $96,545,000 and a Market Value of $97,755,281)	$95,835,442	95,835,442
Total Short-Term Investment (Cost $95,835,442)		95,835,442
Total Investments, Before Investments Sold Short (Cost $909,024,975) (i)	101.1%	885,917,716

	Principal Amount
Investment Sold Short (1.2%)
Corporate Bonds Sold Short (1.2%)
Noble Energy, Inc.
4.15%, due 12/15/21	(1,000,000)	(998,283)
3.90%, due 11/15/24	(5,655,000)	(5,322,944)
Southwestern Energy Co. 4.95%, due 1/23/25	(5,420,000)	(3,712,700)
Total Investments Sold Short (Proceeds $10,851,505)	(1.2)%	(10,033,927)
Total Investments, Net of Investments Sold Short (Cost $898,173,470)	99.9	875,883,789
Other Assets, Less Liabilities	0.1	637,320
Net Assets	100.0%	$876,521,109

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2016.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short. (See Note 2(K))
(e)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2016.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2016.
(h)	Non-income producing security.
(i)	As of March 31, 2016, cost was $909,299,364 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$12,929,383
Gross unrealized depreciation	(36,311,031)
Net unrealized depreciation	$(23,381,648)

As of March 31, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	5/10/16	JPMorgan Chase Bank	EUR	215,000	$238,881	$6,031

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	5/10/16	JPMorgan Chase Bank		5,422,000	6,169,070	(7,266)
Pound Sterling vs. U.S. Dollar	5/10/16	JPMorgan Chase Bank	GBP	5,772,000	8,338,404	47,498
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$46,263

As of March 31, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(2,342)	June 2016	$(512,312,500)	$(250,655)
Euro-Bund	(151)	June 2016	(28,062,111)	59,899
			$(540,374,611)	$(190,756)

1. As of March 31, 2016, cash in the amount of $2,029,973 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2016.

As of March 31, 2016, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$120,000,000	USD	5/6/2017	Fixed 0.860%	3-Month USD-LIBOR	$—	$(137,633)	$(137,633)
$87,000,000	USD	7/8/2017	Fixed 0.877%	3-Month USD-LIBOR	—	(112,297)	(112,297)
$50,000,000	USD	10/8/2017	Fixed 0.730%	3-Month USD-LIBOR	—	54,777	54,777
$50,000,000	USD	10/16/2017	Fixed 0.695%	3-Month USD-LIBOR	—	83,370	83,370
$80,000,000	USD	2/16/2018	Fixed 0.670%	3-Month USD-LIBOR	9,430	253,987	244,557
$385,000,000	USD	3/30/2018	Fixed 0.960%	3-Month USD-LIBOR	30,962	(847,054)	(878,016)
					$40,392	$(704,850)	$(745,242)

As of March 31, 2016, the Portfolio held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy	EUR	5,000	(5.00)%	$(294,641)	$(419,358)	$(124,717)

1. As of March 31, 2016, cash in the amount of $3,314,357 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contract at the time they were opened and the value at March 31, 2016.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling
MTN	—Medium Term Note
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,059,663	$—	$1,059,663
Convertible Bonds	—	5,772,834	—	5,772,834
Corporate Bonds	—	644,876,024	—	644,876,024
Foreign Bonds	—	2,805,859	—	2,805,859
Loan Assignments (b)	—	117,800,338	16,145,160	133,945,498
Mortgage-Backed Securities	—	126,489	—	126,489
Total Long-Term Bonds	—	772,441,207	16,145,160	788,586,367
Common Stocks	508,776	—	—	508,776
Convertible Preferred Stocks	937,204	—	—	937,204
Warrants	49,927	—	—	49,927
Short-Term Investment
Repurchase Agreement	—	95,835,442	—	95,835,442
Total Investments in Securities	1,495,907	868,276,649	16,145,160	885,917,716
Other Financial Instruments
Foreign Currency Forward Contract (c)	—	53,529	—	53,529
Futures Contracts Short (c)	59,899	—	—	59,899
Interest Rate Swap Contracts (c)	—	382,704	—	382,704
Total Other Financial Instruments	59,899	436,233	—	496,132
Total Investments in Securities and Other Financial Instruments	$1,555,806	$868,712,882	$16,145,160	$886,413,848

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(10,033,927)	$—	$(10,033,927)
Total Investments in Securities Sold Short	—	(10,033,927)	—	(10,033,927)
Other Financial Instruments
Credit Default Swap Contracts (c)	—	(124,717)	—	(124,717)
Foreign Currency Forward Contract (c)	—	(7,266)	—	(7,266)
Futures Contracts Short (c)	(250,655)	—	—	(250,655)
Interest Rate Swap Contracts (c)	—	(1,127,946)	—	(1,127,946)
Total Other Financial Instruments	(250,655)	(1,259,929)	—	(1,510,584)
Total Investments in Securities Sold Short and Other Financial Instruments	$(250,655)	$(11,293,856)	$—	$(11,544,511)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $2,828,125, $2,684,261, $574,018, $957,875, $1,961,014, $4,207,367 and $2,932,500 are held in Advertising, Auto Parts & Equipment, Building Materials, Chemicals, Hand & Machine Tools, Internet and Machinery - Construction & Mining, respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, securities with a market value of $10,362,604 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2015, the fair value obtained for these Loan Assignments, from an independent pricing service, utilized significant observable inputs.

As of March 31, 2016, a security with a market value of $2,799,304 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant obseravble inputs. As of December 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Long-Term Bonds
Loan Assignments
Advertising	$2,875,000	$976	$-	$(47,851)	$-	$-	$-	$-	$2,828,125	$(47,851)
Auto Parts & Equipment	-	486	30	40,325	-	(6,813)	2,650,233	-	2,684,261	40,325
Building Materials	-	(440)	-	799	-	-	573,659	-	574,018	799
Chemicals	-	177	10	(14,962)	-	(2,500)	975,150	-	957,875	(14,962)
Commercial Services	2,799,304	-	-	-	-	-	-	(2,799,304)	-	-
Hand & Machine Tools	-	-	-	4,952	-	-	1,956,062	-	1,961,014	4,952
Internet	-	2,278	758	49,956	-	(53,125)	4,207,500	-	4,207,367	49,956
Machinery - Construction & Mining	2,940,000	-	-	(7,500)	-	-	-	-	2,932,500	(7,500)
Total	$8,614,304	$3,477	$798	$25,719	$-	$(62,438)	$10,362,604	$(2,799,304)	$16,145,160	$25,719

MainStay VP VanEck Global Hard Assets Portfolio

Portfolio of Investments March 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Bermuda 0.7%
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	146,900	$2,639,793

	Canada 17.4%
¤	Agnico Eagle Mines, Ltd. (Metals & Mining)	460,493	16,652,124
	Agrium, Inc. (Chemicals)	96,700	8,537,643
	Barrick Gold Corp. (Metals & Mining)	785,000	10,660,300
	Eldorado Gold Corp. (Metals & Mining)	1,086,800	3,434,288
	First Quantum Minerals, Ltd. (Metals & Mining)	1,721,100	9,064,350
	Goldcorp, Inc. (Metals & Mining)	777,400	12,617,202
	Kinross Gold Corp. (Metals & Mining) (a)	266,600	906,440
	New Gold, Inc. (Metals & Mining) (a)	1,106,100	4,125,753
	Osisko Gold Royalties, Ltd. (Metals & Mining)	46,420	495,742
			66,493,842
	South Africa 0.5%
	Petra Diamonds, Ltd. (Metals & Mining)	1,110,000	1,677,934

	Switzerland 4.2%
¤	Glencore PLC (Metals & Mining) (a)	7,143,430	16,138,580

	United Kingdom 3.2%
	Randgold Resources, Ltd., ADR (Metals & Mining)	135,400	12,295,674

	United States 71.0%
	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	236,000	10,990,520
	Baker Hughes, Inc. (Energy Equipment & Services)	170,200	7,459,866
	CF Industries Holdings, Inc. (Chemicals)	313,300	9,818,822
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	174,600	16,983,342
	Commercial Metals Co. (Metals & Mining)	379,000	6,431,630
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	168,200	16,994,928
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	607,200	6,855,288
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	223,400	17,242,012
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	212,700	15,437,766
	Freeport-McMoRan, Inc. (Metals & Mining)	413,800	4,278,692
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	347,200	9,839,648
¤	Halliburton Co. (Energy Equipment & Services)	406,100	14,505,892
	Hess Corp. (Oil, Gas & Consumable Fuels)	49,200	2,590,380
	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	386,800	6,908,248
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	444,800	3,527,264
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	584,000	9,998,080
	Nabors Industries, Ltd. (Energy Equipment & Services)	638,200	5,871,440
¤	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	414,200	13,772,150
	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels) (a)	522,200	11,801,720
	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	166,300	2,930,206
	PDC Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	56,500	3,358,925
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	139,300	19,605,082
	RSP Permian, Inc. (Oil, Gas & Consumable Fuels) (a)	38,700	1,123,848
¤	Schlumberger, Ltd. (Energy Equipment & Services)	208,800	15,399,000
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	243,600	1,420,188
	SemGroup Corp. Class A (Oil, Gas & Consumable Fuels)	146,900	3,290,560
	SM Energy Co. (Oil, Gas & Consumable Fuels)	176,000	3,298,240
	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment) (a)	30,900	776,826
	Steel Dynamics, Inc. (Metals & Mining)	278,400	6,266,784
	Sunrun, Inc. (Electrical Equipment) (a)	132,900	861,192
	Superior Energy Services, Inc. (Energy Equipment & Services)	363,600	4,868,604
	Union Pacific Corp. (Road & Rail)	50,200	3,993,410
	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	208,800	13,392,432
			271,892,985
	Total Common Stocks (Cost $471,688,222)		371,138,808

		Principal Amount
	Short-Term Investment 2.6%
	Repurchase Agreement 2.6%
	United States 2.6%
	Fixed Income Clearing Corp. 0.03%, dated 3/31/16 due 4/1/16 Proceeds at Maturity $10,125,100 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $10,120,000 and a Market Value of $10,328,725) (Capital Markets)	$10,125,092	10,125,092

	Total Short-Term Investment (Cost $10,125,092)		10,125,092

	Total Investments (Cost $481,813,314) (b)	99.6%	381,263,900
	Other Assets, Less Liabilities	0.4	1,556,916
	Net Assets	100.0%	$382,820,816

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2016, cost was $484,087,707 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$36,725,749
Gross unrealized depreciation	(139,549,556)
Net unrealized depreciation	$(102,823,807)

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$371,138,808	$—	$—	$371,138,808
Short-Term Investment
Repurchase Agreement	—	10,125,092	—	10,125,092
Total Investments in Securities	$371,138,808	$10,125,092	$—	$381,263,900

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Trust”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Portfolios' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a Portfolio would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Portfolios' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of March 31, 2016, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments.

The Portfolios may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2016, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 31, 2016, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of March 31, 2016, no foreign equity securities held by a Portfolio were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Cash Management Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of March 31, 2016, the Floating Rate, High Yield Corporate Bond, Income Builder and Unconstrained Bond Portfolios held Level 3 securities with values of $44,535,383, $5,974,577, 977,500 and $16,145,160, respectively, that were valued by utilizing significant unobservable inputs.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measures the liquidity of a Portfolio’s investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments, was measured as of March 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of March 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Floating Rate

All Level 3 investments held by Floating Rate Portfolio were valued by pricing services without adjustment. As of March 31, 2016, the value of these investments was $44,535,383.

High Yield Corporate Bond*

Asset Class	Fair Value at 3/31/16	Valuation Technique	Unobservable Inputs	Range/ (Weighted Average)
Convertible Bonds (2)	$16,160,339	Market Approach	EBITDA Multiple	5x
			Discount Rate	17%
	1,215,562	Income Approach	Discount Rate	9%
			Liquidity Discount	20%

Corporate Bonds (2)	17,366,133	Income Approach	Estimated Yield	14%
	20,190	Market Approach	Estimated Remaining Claims/Value	$0.001

Common Stocks (4)	1,035,587	Income Approach	Liquidity Discount	20%
			Discount Rate	12%
	4,294,461	Market Approach	EBITDA Multiple	4.5x - 5.5x
			Discount Rate	30%
			Liquidity Discount	20%
	$40,092,272

* The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of March 31, 2016, the value of these investments was $18,190,977. The inputs for these investments were not readily available or cannot be reasonably estimated.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: May 27, 2016

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: May 27, 2016